Schedule of Investments Core Bond Fund^ (Unaudited)
January 31, 2023

Principal Amount		Value
U.S. Treasury Obligations 29.8%
	U.S. Treasury Bonds
$3,465,000	5.00%, due 5/15/2037	$ 4,039,026
3,170,000	3.50%, due 2/15/2039	3,137,062
1,520,000	4.50%, due 8/15/2039	1,694,562
1,145,000	4.25%, due 11/15/2040	1,235,213
6,640,000	1.75%, due 8/15/2041	4,837,344
2,345,000	2.38%, due 2/15/2042 - 11/15/2049	1,851,969
3,085,000	3.25%, due 5/15/2042	2,862,302
7,245,000	3.38%, due 8/15/2042 - 11/15/2048	6,844,789
9,610,000	3.13%, due 8/15/2044 - 5/15/2048	8,661,706
275,000	2.75%, due 8/15/2047	231,000
7,970,000	3.00%, due 8/15/2052	7,052,205
6,125,000	4.00%, due 11/15/2052	6,549,922
	U.S. Treasury Notes
1,380,000	2.88%, due 10/31/2023	1,360,702
4,780,000	2.75%, due 11/15/2023 - 5/31/2029	4,679,858
9,335,000	3.00%, due 6/30/2024	9,137,360
1,585,000	2.38%, due 8/15/2024	1,535,840
2,210,000	0.38%, due 9/15/2024	2,072,566
2,830,000	0.63%, due 7/31/2026	2,540,035
7,010,000	0.88%, due 9/30/2026	6,322,965
48,710,000	4.13%, due 9/30/2027 - 11/15/2032	50,163,118
1,590,000	1.50%, due 11/30/2028	1,415,286
6,675,000	3.25%, due 6/30/2029	6,544,629
16,005,000	3.88%, due 9/30/2029	16,278,836
14,215,000	4.00%, due 10/31/2029	14,569,264
Total U.S. Treasury Obligations (Cost $169,426,503)		165,617,559
U.S. Government Agency Securities 0.7%
1,985,000	Fannie Mae Principal Strip, 0.00%, due 7/15/2037	1,103,646(a)
1,160,000	Federal Home Loan Bank, 5.50%, due 7/15/2036	1,346,798
455,000	Federal National Mortgage Association, 5.63%, due 7/15/2037	540,581
700,000	Tennessee Valley Authority, 5.25%, due 9/15/2039	761,042
Total U.S. Government Agency Securities (Cost $4,119,957)		3,752,067

Mortgage-Backed Securities 39.2%
Collateralized Mortgage Obligations 5.2%
	Angel Oak Mortgage Trust
143,582	Ser. 2019-6, Class A1, 2.62%, due 11/25/2059	138,289(b)(c)
1,015,088	Ser. 2021-3, Class A1, 1.07%, due 5/25/2066	863,733(b)(c)
16,815	Angel Oak Mortgage Trust I LLC, Ser. 2019-1, Class A1, 3.92%, due 11/25/2048	16,723(b)(c)
	Connecticut Avenue Securities Trust
702,000	Ser. 2021-R01, Class 1M2, (SOFR30A + 1.55%), 5.86%, due 10/25/2041	691,286(b)(d)
1,575,000	Ser. 2022-R01, Class 1M2, (SOFR30A + 1.90%), 6.21%, due 12/25/2041	1,535,004(b)(d)
1,540,000	Ser. 2022-R03, Class 1M2, (SOFR30A + 3.50%), 7.81%, due 3/25/2042	1,561,160(b)(d)
881,621	Ser. 2022-R07, Class 1M1, (SOFR30A + 2.95%), 7.26%, due 6/25/2042	899,809(b)(d)
1,178,373	Ser. 2023-R01, Class 1M1, (SOFR30A + 2.40%), 6.71%, due 12/25/2042	1,182,785(b)(d)
388,662	Ellington Financial Mortgage Trust, Ser. 2022-1, Class A1, 2.21%, due 1/25/2067	340,579(b)(c)
1,883,165	Fannie Mae Interest Strip, Ser. 418, Class C24, 4.00%, due 8/25/2043	349,409(e)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
Fannie Mae Real Estate Mortgage Investment Conduits
$1,773,484	Ser. 2012-15, Class S, (5.95% - 1M USD LIBOR), 1.44%, due 3/25/2042	$ 209,949(d)(e)
1,548,233	Ser. 2012-70, Class HS, (6.00% - 1M USD LIBOR), 1.49%, due 7/25/2042	195,369(d)(e)
850,564	Ser. 2017-100, Class S, (6.15% - 1M USD LIBOR), 1.64%, due 12/25/2042	106,039(d)(e)
740,907	Ser. 2012-140, Class PI, 3.50%, due 12/25/2042	120,526(e)
1,657,831	Ser. 2013-6, Class SB, (6.10% - 1M USD LIBOR), 1.59%, due 2/25/2043	216,339(d)(e)
1,367,813	Ser. 2013-18, Class PS, (6.10% - 1M USD LIBOR), 1.59%, due 3/25/2043	160,870(d)(e)
1,430,335	Ser. 2015-32, Class SA, (6.20% - 1M USD LIBOR), 1.69%, due 5/25/2045	184,659(d)(e)
902,446	Ser. 2016-32, Class LI, 3.50%, due 6/25/2046	163,390(e)
398,188	Ser. 2016-40, Class SA, (5.85% - 1M USD LIBOR), 1.34%, due 7/25/2046	44,478(d)(e)
1,411,062	Ser. 2016-95, Class US, (6.00% - 1M USD LIBOR), 1.49%, due 12/25/2046	174,791(d)(e)
1,893,374	Ser. 2018-7, Class CI, 4.00%, due 2/25/2048	357,768(e)
1,054,962	Ser. 2020-52, Class GI, 4.50%, due 8/25/2050	219,532(e)
Freddie Mac Real Estate Mortgage Investment Conduits
1,499,117	Ser. 4018, Class HS, (6.45% - 1M USD LIBOR), 1.99%, due 3/15/2042	198,119(d)(e)
786,066	Ser. 4120, Class SV, (6.15% - 1M USD LIBOR), 1.69%, due 10/15/2042	91,615(d)(e)
952,228	Ser. 4159, Class KS, (6.15% - 1M USD LIBOR), 1.69%, due 1/15/2043	124,086(d)(e)
607,987	Ser. 4385, Class IA, 4.50%, due 9/15/2044	113,364(e)
1,302,602	Ser. 4572, Class SA, (6.05% - 1M USD LIBOR), 1.59%, due 4/15/2046	150,462(d)(e)
1,154,471	Ser. 4623, Class MS, (6.00% - 1M USD LIBOR), 1.54%, due 10/15/2046	156,217(d)(e)
4,427,413	Ser. 5013, Class ID, 3.00%, due 9/25/2050	645,108(e)
683,052	Freddie Mac Strips, Ser. 312, Class S1, (5.95% - 1M USD LIBOR), 1.49%, due 9/15/2043	78,235(d)(e)
Freddie Mac Structured Agency Credit Risk Debt Notes
567,974	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 7.76%, due 7/25/2029	585,699(d)
709,924	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 6.86%, due 4/25/2030	717,866(d)
628,567	Ser. 2018-HQA1, Class M2, (1M USD LIBOR + 2.30%), 6.81%, due 9/25/2030	633,275(d)
423,336	Ser. 2019-CS03, Class M1, (1M USD LIBOR + 0.00%), 4.51%, due 10/25/2032	422,275(b)(d)
Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits
822,324	Ser. 2021-DNA7, Class M1, (SOFR30A + 0.85%), 5.16%, due 11/25/2041	812,563(b)(d)
1,478,000	Ser. 2022-DNA2, Class M1B, (SOFR30A + 2.40%), 6.71%, due 2/25/2042	1,451,321(b)(d)
448,000	Ser. 2022-HQA1, Class M1B, (SOFR30A + 3.50%), 7.81%, due 3/25/2042	449,401(b)(d)
1,325,000	Ser. 2022-DNA3, Class M1B, (SOFR30A + 2.90%), 7.21%, due 4/25/2042	1,329,330(b)(d)
1,145,000	Ser. 2022-DNA4, Class M1B, (SOFR30A + 3.35%), 7.66%, due 5/25/2042	1,165,562(b)(d)
GCAT Trust
328,545	Ser. 2019-NQM3, Class A1, 2.69%, due 11/25/2059	310,284(b)(c)
1,309,955	Ser. 2021-NQM5, Class A1, 1.26%, due 7/25/2066	1,060,650(b)(c)
Government National Mortgage Association
1,693,051	Ser. 2013-5, Class BI, 3.50%, due 1/20/2043	295,819(e)
1,929,259	Ser. 2013-23, Class IT, 3.50%, due 2/20/2043	295,927(e)
770,060	Ser. 2018-124, Class DS, (6.10% - 1M USD LIBOR), 1.64%, due 12/16/2043	85,648(d)(e)
879,544	Ser. 2016-77, Class TS, (6.15% - 1M USD LIBOR), 1.66%, due 12/20/2044	80,546(d)(e)
1,009,685	Ser. 2019-22, Class SA, (5.60% - 1M USD LIBOR), 1.11%, due 2/20/2045	112,943(d)(e)
1,298,233	Ser. 2018-7, Class SA, (6.20% - 1M USD LIBOR), 1.71%, due 1/20/2048	144,332(d)(e)
3,819,154	Ser. 2020-173, Class MI, 2.50%, due 11/20/2050	504,959(e)
3,635,031	Ser. 2021-26, Class AI, 2.00%, due 2/20/2051	398,197(e)
3,200,793	Ser. 2021-116, Class IA, 2.50%, due 6/20/2051	426,291(e)
163,437	New Residential Mortgage Loan Trust, Ser. 2019-NQM5, Class A1, 2.71%, due 11/25/2059	151,865(b)(c)
875,010	Starwood Mortgage Residential Trust, Ser. 2021-3, Class A1, 1.13%, due 6/25/2056	712,309(b)(c)
Towd Point Mortgage Trust
438,000	Ser. 2017-2, Class A2, 3.25%, due 4/25/2057	422,995(b)(c)
2,897,770	Ser. 2022-4, Class A1, 3.75%, due 9/25/2062	2,754,788(b)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
Verus Securitization Trust
$127,326	Ser. 2019-4, Class A1, 2.64%, due 11/25/2059	$ 121,506(b)(f)
1,133,760	Ser. 2021-3, Class A1, 1.05%, due 6/25/2066	965,287(b)(c)
1,703,278	Ser. 2021-6, Class A1, 1.63%, due 10/25/2066	1,440,782(b)(c)
29,142,113
Commercial Mortgage-Backed 4.5%
273,000	BANK, Ser. 2022-BNK39, Class A4, 2.93%, due 2/15/2055	239,287
1,834,000	BB-UBS Trust, Ser. 2012-SHOW, Class A, 3.43%, due 11/5/2036	1,714,871(b)
Benchmark Mortgage Trust
381,000	Ser. 2020-B21, Class A5, 1.98%, due 12/17/2053	313,334
11,136,261	Ser. 2021-B26, Class XA, 0.89%, due 6/15/2054	548,084(c)(e)
404,000	Ser. 2021-B31, Class D, 2.25%, due 12/15/2054	224,335(b)
441,234	Ser. 2021-B31, Class A5, 2.67%, due 12/15/2054	377,753
601,000	Ser. 2021-B31, Class C, 3.20%, due 12/15/2054	439,231(c)
1,600,000	BX Commercial Mortgage Trust, Ser. 2021-VOLT, Class D, (1M USD LIBOR + 1.65%), 6.11%, due 9/15/2036	1,537,419(b)(d)
858,000	BX Trust, Ser. 2019-OC11, Class A, 3.20%, due 12/9/2041	753,887(b)
409,000	BXP Trust, Ser. 2017-GM, Class A, 3.38%, due 6/13/2039	377,063(b)
1,416,000	CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Class B, (1M USD LIBOR + 1.25%), 5.71%, due 12/15/2037	1,396,024(b)(d)
43,119	CD Mortgage Trust, Ser. 2018-CD7, Class A1, 3.28%, due 8/15/2051	42,950
Citigroup Commercial Mortgage Trust
1,093,000	Ser. 2013-GC11, Class B, 3.73%, due 4/10/2046	1,089,104(c)
330,000	Ser. 2013-GC17, Class B, 5.10%, due 11/10/2046	322,256(c)
745,000	Ser. 2014-GC23, Class B, 4.18%, due 7/10/2047	711,559(c)
4,001,896	Ser. 2014-GC25, Class XA, 0.94%, due 10/10/2047	46,875(c)(e)
1,958,703	Ser. 2015-GC27, Class XA, 1.31%, due 2/10/2048	38,095(c)(e)
882,180	Ser. 2022-GC48, Class A5, 4.58%, due 5/15/2054	879,480(c)
Commercial Mortgage Trust
1,060,000	Ser. 2012-CR4, Class AM, 3.25%, due 10/15/2045	975,200
500,000	Ser. 2014-CR15, Class B, 4.62%, due 2/10/2047	485,810(c)
4,881,675	Ser. 2014-CR16, Class XA, 0.95%, due 4/10/2047	40,986(c)(e)
2,620,225	Ser. 2014-LC15, Class XA, 1.05%, due 4/10/2047	20,025(c)(e)
900,000	Ser. 2014-LC15, Class AM, 4.20%, due 4/10/2047	874,989
4,814,634	Ser. 2014-CR17, Class XA, 0.95%, due 5/10/2047	39,481(c)(e)
2,948,910	Ser. 2014-UBS3, Class XA, 1.06%, due 6/10/2047	26,986(c)(e)
12,815,286	Ser. 2014-CR18, Class XA, 0.98%, due 7/15/2047	122,496(c)(e)
3,535,116	Ser. 2014-UBS6, Class XA, 0.84%, due 12/10/2047	40,760(c)(e)
485,000	Ser. 2014-CR21, Class AM, 3.99%, due 12/10/2047	465,890
CSAIL Commercial Mortgage Trust
19,976,038	Ser. 2016-C5, Class XA, 0.90%, due 11/15/2048	402,859(c)(e)
841,000	Ser. 2015-C1, Class B, 4.04%, due 4/15/2050	774,299(c)
1,280,000	Ser. 2017-CX9, Class A5, 3.45%, due 9/15/2050	1,196,607
Freddie Mac Multifamily Structured Pass Through Certificates
23,430,823	Ser. KW03, Class X1, 0.83%, due 6/25/2027	582,851(c)(e)
63,186,000	Ser. K088, Class XAM, 0.42%, due 1/25/2029	1,505,489(c)(e)
22,891,301	Ser. K090, Class X1, 0.71%, due 2/25/2029	834,898(c)(e)
10,000,000	Ser. K098, Class XAM, 1.39%, due 8/25/2029	760,225(c)(e)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
	GS Mortgage Securities Trust
$7,758,696	Ser. 2014-GC18, Class XA, 1.02%, due 1/10/2047	$ 48,089(c)(e)
1,200,000	Ser. 2019-GSA1, Class A4, 3.05%, due 11/10/2052	1,078,468
108,000	Ser. 2020-GC47, Class A5, 2.38%, due 5/12/2053	92,876
736,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2022-OPO, Class B, 3.38%, due 1/5/2039	613,775(b)
765,000	JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C33, Class AS, 4.02%, due 12/15/2048	727,425
633,000	Manhattan West Mortgage Trust, Ser. 2020-1MW, Class A, 2.13%, due 9/10/2039	555,569(b)
2,934,285	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C16, Class XA, 0.91%, due 6/15/2047	18,029(c)(e)
400,000	Taubman Centers Commercial Mortgage Trust, Ser. 2022-DPM, Class A, (1M CME Term SOFR + 2.19%), 6.66%, due 5/15/2037	391,263(b)(d)
670,000	Wells Fargo Commercial Mortgage Trust, Ser. 2015-NXS4, Class C, 4.69%, due 12/15/2048	612,195(c)
	WF-RBS Commercial Mortgage Trust
5,090,758	Ser. 2014-C25, Class XA, 0.79%, due 11/15/2047	56,258(c)(e)
11,403,862	Ser. 2014-C22, Class XA, 0.78%, due 9/15/2057	101,529(c)(e)
560,000	Ser. 2014-C22, Class AS, 4.07%, due 9/15/2057	529,424(c)
		25,026,358
Fannie Mae 14.7%
	Pass-Through Certificates
11,582,887	2.00%, due 1/1/2051 - 3/1/2052	9,782,529(g)
24,381,755	2.50%, due 8/1/2050 - 11/1/2052	21,444,588(g)
13,580,104	3.00%, due 10/1/2041 - 8/1/2052	12,498,071(g)
11,666,894	3.50%, due 12/1/2041 - 6/1/2052	11,119,686
10,285,654	4.00%, due 1/1/2041 - 1/1/2053	10,060,482
6,695,369	4.50%, due 4/1/2034 - 2/1/2053	6,649,851(g)
6,792,521	5.00%, due 6/1/2033 - 11/1/2052	6,827,760(g)
2,947,446	5.50%, due 12/1/2052 - 2/1/2053	2,995,694(g)
		81,378,661
Freddie Mac 8.7%
	Pass-Through Certificates
3,515,844	2.00%, due 12/1/2050 - 4/1/2052	2,972,331
12,986,783	2.50%, due 7/1/2050 - 1/1/2052	11,433,851
7,366,473	3.00%, due 8/1/2046 - 3/1/2052	6,785,340
6,400,529	3.50%, due 7/1/2042 - 12/1/2052	6,100,164(g)
11,030,488	4.00%, due 11/1/2040 - 9/1/2052	10,728,214
1,876,355	4.50%, due 6/1/2039 - 8/1/2052	1,869,405
5,625,329	5.00%, due 5/1/2023 - 1/1/2053	5,648,542
2,638,385	5.50%, due 9/1/2052 - 11/1/2052	2,691,559
		48,229,406
Ginnie Mae 4.4%
	Pass-Through Certificates
2,987,913	2.00%, due 2/20/2051 - 6/20/2052	2,592,753
5,835,475	2.50%, due 2/20/2051 - 10/20/2052	5,217,445
1,026,969	3.00%, due 1/20/2052 - 9/20/2052	943,617
2,033,202	3.50%, due 1/20/2043 - 9/20/2052	1,940,443
1,938,493	4.00%, due 2/20/2050 - 9/20/2052	1,882,478
4,915,891	4.50%, due 3/20/2052 - 10/20/2052	4,881,456
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Ginnie Mae – cont'd
$841,640	5.00%, due 9/20/2052	$ 847,691
747,365	5.50%, due 11/20/2052	759,907
3,060,000	5.00%, TBA, 30 Year Maturity	3,080,798(h)
2,435,000	5.50%, TBA, 30 Year Maturity	2,474,378(h)
24,620,966
Uniform Mortgage-Backed Securities 1.7%
Pass-Through Certificates
375,000	4.00%, TBA, 30 Year Maturity	362,109(h)
3,045,000	5.00%, TBA, 30 Year Maturity	3,056,181(h)
4,430,000	5.50%, TBA, 30 Year Maturity	4,501,641(h)
1,295,000	6.00%, TBA, 30 Year Maturity	1,329,854(h)
9,249,785
Total Mortgage-Backed Securities (Cost $239,691,905)		217,647,289
Asset-Backed Securities 7.9%
800,000	522 Funding CLO Ltd., Ser. 2019-5A, Class AR, (3M CME Term SOFR + 1.33%), 5.96%, due 4/15/2035	784,797(b)(d)
2,500,000	AIG CLO Ltd., Ser. 2021-2A, Class A, (3M USD LIBOR + 1.17%), 5.98%, due 7/20/2034	2,463,750(b)(d)
1,140,000	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	1,132,880(b)
325,000	Amur Equipment Finance Receivables XI LLC, Ser. 2022-2A, Class A2, 5.30%, due 6/21/2028	323,156(b)
748,127	Aqua Finance Trust, Ser. 2021-A, Class A, 1.54%, due 7/17/2046	671,786(b)
Avis Budget Rental Car Funding AESOP LLC
2,450,000	Ser. 2021-2A, Class A, 1.66%, due 2/20/2028	2,165,659(b)
723,000	Ser. 2021-2A, Class B, 1.90%, due 2/20/2028	626,291(b)
1,367,625	Beacon Container Finance II LLC, Ser. 2021-1A, Class A, 2.25%, due 10/22/2046	1,198,459(b)
11,178	Chase Funding Trust, Ser. 2004-1, Class 2A2, (1M USD LIBOR + 0.46%), 4.97%, due 12/25/2033	10,562(d)
62,048	Corevest American Finance Trust, Ser. 2019-1, Class A, 3.32%, due 3/15/2052	60,742(b)
634,000	Crown Castle Towers LLC, 4.24%, due 7/15/2028	590,595(b)
1,000,000	Eaton Vance CLO Ltd., Ser. 2013-1A, Class A13R, (3M USD LIBOR + 1.25%), 6.04%, due 1/15/2034	982,449(b)(d)
1,900,000	Elmwood CLO III Ltd., Ser. 2019-3A, Class AR, (3M USD LIBOR + 1.16%), 5.97%, due 10/20/2034	1,869,594(b)(d)
1,000,000	Halseypoint CLO 5 Ltd., Ser. 2021-5A, Class A1A, (3M USD LIBOR + 1.21%), 6.01%, due 1/30/2035	972,610(b)(d)
963,276	JPMorgan Chase Bank NA, Ser. 2021-3, Class B, 0.76%, due 2/26/2029	914,993(b)
1,000,000	Magnetite XXIII Ltd., Ser. 2019-23A, Class AR, (3M USD LIBOR + 1.13%), 5.95%, due 1/25/2035	980,496(b)(d)
900,000	Magnetite XXIV Ltd., Ser. 2019-24A, Class AR, (3M CME Term SOFR + 1.31%), 5.94%, due 4/15/2035	885,898(b)(d)
MVW LLC
1,130,170	Ser. 2021-2A, Class A, 1.43%, due 5/20/2039	1,018,506(b)
921,067	Ser. 2021-2A, Class B, 1.83%, due 5/20/2039	831,307(b)
Navient Private Ed. Refi Loan Trust
2,671,148	Ser. 2021-EA, Class A, 0.97%, due 12/16/2069	2,314,782(b)
270,535	Ser. 2021-GA, Class A, 1.58%, due 4/15/2070	238,921(b)
125,398	Nelnet Student Loan Trust, Ser. 2019-7A, Class A1, (1M USD LIBOR + 0.50%), 5.01%, due 1/25/2068	125,320(b)(d)
1,000,000	Oaktree CLO Ltd., Ser. 2021-2A, Class A, (3M USD LIBOR + 1.18%), 5.97%, due 1/15/2035	981,531(b)(d)
2,920,000	PFS Financing Corp., Ser. 2021-B, Class A, 0.77%, due 8/15/2026	2,730,236(b)
1,000,000	PPM CLO 3 Ltd., Ser. 2019-3A, Class AR, (3M USD LIBOR + 1.09%), 5.88%, due 4/17/2034	969,544(b)(d)
880,000	Prestige Auto Receivables Trust, Ser. 2021-1A, Class C, 1.53%, due 2/15/2028	819,893(b)
243,141	Residential Asset Securities Corp., Ser. 2005-KS12, Class M2, (1M USD LIBOR + 0.46%), 5.20%, due 1/25/2036	241,762(d)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$7,318	Saxon Asset Securities Trust, Ser. 2004-1, Class A, (1M USD LIBOR + 0.54%), 2.09%, due 3/25/2035	$ 6,650(d)
SBA Tower Trust
719,000	1.88%, due 1/15/2026	646,199(b)
201,000	2.33%, due 1/15/2028	171,785(b)
1,406,000	2.59%, due 10/15/2031	1,133,923(b)
Sierra Timeshare Receivables Funding LLC
446,267	Ser. 2019-2A, Class A, 2.59%, due 5/20/2036	432,171(b)
571,356	Ser. 2020-2A, Class A, 1.33%, due 7/20/2037	539,949(b)
518,601	Ser. 2020-2A, Class C, 3.51%, due 7/20/2037	492,096(b)
412,293	Ser. 2021-2A, Class A, 1.35%, due 9/20/2038	382,722(b)
1,941,238	SoFi Professional Loan Program Trust, Ser. 2021-A, Class AFX, 1.03%, due 8/17/2043	1,650,749(b)
1,131,570	Taco Bell Funding LLC, Ser. 2021-1A, Class A2I, 1.95%, due 8/25/2051	988,426(b)
2,000,000	TCI-Flatiron CLO Ltd., Ser. 2018-1A, Class ANR, (3M USD LIBOR + 1.06%), 5.86%, due 1/29/2032	1,964,163(b)(d)
500,000	Thayer Park CLO Ltd., Ser. 2017-1A, Class A1R, (3M USD LIBOR + 1.04%), 5.85%, due 4/20/2034	489,816(b)(d)
700,000	TRESTLES CLO Ltd., Ser. 2017-1A, Class A1R, (3M USD LIBOR + 0.99%), 5.81%, due 4/25/2032	691,371(b)(d)
1,000,000	TRESTLES CLO V Ltd., Ser. 2021-5A, Class A1, (3M USD LIBOR + 1.17%), 5.98%, due 10/20/2034	977,640(b)(d)
Vantage Data Centers Issuer LLC
1,122,298	Ser. 2019-1A, Class A2, 3.19%, due 7/15/2044	1,075,119(b)
1,584,000	Ser. 2021-1A, Class A2, 2.17%, due 10/15/2046	1,396,637(b)
3,050,000	Voya CLO Ltd., Ser. 2019-2A, Class A, (3M USD LIBOR + 1.27%), 6.08%, due 7/20/2032	3,012,506(b)(d)
1,000,000	Whitebox CLO III Ltd., Ser. 2021-3A, Class A1, (3M USD LIBOR + 1.22%), 6.01%, due 10/15/2034	981,150(b)(d)
Total Asset-Backed Securities (Cost $46,935,596)		43,939,591

Corporate Bonds 23.1%
Aerospace & Defense 1.1%
Boeing Co.
1,680,000	5.04%, due 5/1/2027	1,696,528(f)
365,000	3.90%, due 5/1/2049	283,442
2,430,000	5.81%, due 5/1/2050	2,480,783(f)
Lockheed Martin Corp.
515,000	5.25%, due 1/15/2033	549,567
900,000	5.90%, due 11/15/2063	1,053,396
6,063,716
Agriculture 0.5%
1,000,000	Altria Group, Inc., 3.88%, due 9/16/2046	709,079
960,000	BAT Capital Corp., 3.73%, due 9/25/2040	695,089
1,485,000	Philip Morris Int'l, Inc., 5.75%, due 11/17/2032	1,561,540
2,965,708
Airlines 0.5%
2,569,186	United Airlines Pass Through Trust, Ser. 2020-1, Class A, 5.88%, due 10/15/2027	2,599,721
Auto Manufacturers 0.3%
1,525,000	General Motors Co., 6.13%, due 10/1/2025	1,563,894
Banks 5.9%
2,600,000	Banco Santander SA, 1.85%, due 3/25/2026	2,346,369
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
Bank of America Corp.
$1,410,000	3.97%, due 3/5/2029	$ 1,345,834(i)
860,000	2.50%, due 2/13/2031	731,538(i)
2,670,000	2.59%, due 4/29/2031	2,283,473(i)
1,200,000	4.57%, due 4/27/2033	1,159,524(i)
1,130,000	BNP Paribas SA, 3.05%, due 1/13/2031	980,708(b)(i)
Citigroup, Inc.
2,520,000	1.12%, due 1/28/2027	2,245,220(i)
1,300,000	3.89%, due 1/10/2028	1,248,335(i)
1,295,000	Credit Suisse Group AG, 6.54%, due 8/12/2033	1,242,822(b)(i)
Goldman Sachs Group, Inc.
1,620,000	2.62%, due 4/22/2032	1,353,602(i)
1,765,000	2.38%, due 7/21/2032	1,445,178(i)
300,000	5.15%, due 5/22/2045	297,010
1,345,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	1,291,738(i)(j)
JPMorgan Chase & Co.
575,000	4.49%, due 3/24/2031	561,329(i)
2,090,000	2.58%, due 4/22/2032	1,759,163(i)
1,085,000	KFW, 3.00%, due 5/20/2027	1,051,464
Morgan Stanley
2,245,000	0.79%, due 1/22/2025	2,141,682(i)
2,355,000	3.59%, due 7/22/2028	2,227,783(i)
1,240,000	2.24%, due 7/21/2032	1,008,579(i)
835,000	5.30%, due 4/20/2037	809,800(i)
2,075,000	UBS Group AG, 4.75%, due 5/12/2028	2,039,819(b)(i)
Wells Fargo & Co.
1,505,000	2.57%, due 2/11/2031	1,296,981(i)
1,340,000	4.90%, due 7/25/2033	1,334,805(i)
540,000	5.01%, due 4/4/2051	532,390(i)
32,735,146
Beverages 0.6%
2,700,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 2/1/2036	2,675,863
610,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, due 1/23/2059	677,303
3,353,166
Computers 0.3%
1,155,000	Apple, Inc., 4.65%, due 2/23/2046	1,163,325
700,000	Dell Int'l LLC/EMC Corp., 6.02%, due 6/15/2026	719,948
1,883,273
Diversified Financial Services 0.9%
AerCap Ireland Capital Designated Activity Co./AerCap Global Aviation Trust
1,700,000	4.45%, due 10/1/2025	1,658,452
1,500,000	1.75%, due 1/30/2026	1,348,272
Air Lease Corp.
1,210,000	2.30%, due 2/1/2025	1,138,394
1,000,000	3.13%, due 12/1/2030	856,482
5,001,600
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Electric 2.5%
	Dominion Energy, Inc.
$1,935,000	Ser. A, 4.35%, due 8/15/2032	$ 1,872,702
1,680,000	5.38%, due 11/15/2032	1,728,446
1,515,000	Duke Energy Corp., 5.00%, due 8/15/2052	1,448,675
995,000	Exelon Corp., 4.70%, due 4/15/2050	938,980
680,000	Interstate Power & Light Co., 2.30%, due 6/1/2030	573,851
810,000	ITC Holdings Corp., 2.95%, due 5/14/2030	711,797(b)
620,000	NextEra Energy Capital Holdings, Inc., 1.90%, due 6/15/2028	542,977
	Pacific Gas and Electric Co.
755,000	2.50%, due 2/1/2031	609,167
1,520,000	6.75%, due 1/15/2053	1,592,088
2,445,000	WEC Energy Group, Inc., 5.15%, due 10/1/2027	2,499,235
1,275,000	Wisconsin Electric Power Co., 4.75%, due 9/30/2032	1,300,709
		13,818,627
Entertainment 0.5%
2,230,000	Magallanes, Inc., 5.05%, due 3/15/2042	1,904,049(b)
1,205,000	Warnermedia Holdings, Inc., 5.14%, due 3/15/2052	1,000,825(b)
		2,904,874
Food 0.2%
1,198,000	Sysco Corp., 6.60%, due 4/1/2050	1,388,943(f)
Gas 0.2%
1,405,000	Southern Co. Gas Capital Corp., Ser. 21A, 3.15%, due 9/30/2051	984,187
Healthcare - Services 0.4%
	HCA, Inc.
1,000,000	4.50%, due 2/15/2027	983,766
940,000	5.25%, due 6/15/2049	858,839
885,000	Roche Holdings, Inc., 2.61%, due 12/13/2051	622,940(b)
		2,465,545
Insurance 0.2%
1,015,000	AXA Equitable Holdings, Inc., 5.00%, due 4/20/2048	959,567
Internet 0.2%
1,105,000	Meta Platforms, Inc., 4.45%, due 8/15/2052	964,991
Multi-National 0.7%
1,395,000	Asian Development Bank, 3.13%, due 4/27/2032	1,331,324
	Int'l Bank for Reconstruction & Development
770,000	3.13%, due 6/15/2027	749,524
895,000	3.63%, due 9/21/2029	891,306
845,000	Int'l Finance Corp., 3.63%, due 9/15/2025	836,040
		3,808,194
Office - Business Equipment 0.6%
	CDW LLC/CDW Finance Corp.
568,000	2.67%, due 12/1/2026	510,677
2,780,000	3.28%, due 12/1/2028	2,443,161
465,000	3.57%, due 12/1/2031	399,412
		3,353,250
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas 1.8%
	Diamondback Energy, Inc.
$1,800,000	3.13%, due 3/24/2031	$ 1,571,276
1,755,000	6.25%, due 3/15/2033	1,867,778
645,000	Hess Corp., 5.60%, due 2/15/2041	643,353
1,705,000	Marathon Petroleum Corp., 4.70%, due 5/1/2025	1,701,601
470,000	Occidental Petroleum Corp., 4.30%, due 8/15/2039	381,087
3,265,000	Phillips 66, 1.30%, due 2/15/2026	2,967,987
1,367,000	Pioneer Natural Resources Co., 2.15%, due 1/15/2031	1,133,575
		10,266,657
Oil & Gas Services 0.3%
1,755,000	Halliburton Co., 5.00%, due 11/15/2045	1,669,634
Pharmaceuticals 1.1%
	AbbVie, Inc.
260,000	4.05%, due 11/21/2039	234,259
1,110,000	4.70%, due 5/14/2045	1,061,863
	Bristol-Myers Squibb Co.
1,435,000	2.95%, due 3/15/2032	1,300,257
525,000	3.55%, due 3/15/2042	454,777
750,000	Cigna Corp., 3.20%, due 3/15/2040	598,991
565,000	CVS Health Corp., 4.13%, due 4/1/2040	493,415
885,000	Merck & Co., Inc., 2.75%, due 12/10/2051	637,343
	Upjohn, Inc.
775,000	2.70%, due 6/22/2030	638,642
615,000	4.00%, due 6/22/2050	426,285
		5,845,832
Pipelines 0.5%
1,820,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	1,773,531
1,170,000	MPLX L.P., 4.70%, due 4/15/2048	1,009,576
		2,783,107
Real Estate Investment Trusts 0.3%
1,525,000	Healthpeak Properties, Inc., 5.25%, due 12/15/2032	1,555,266
Retail 0.5%
	Home Depot, Inc.
810,000	3.30%, due 4/15/2040	686,035
990,000	4.95%, due 9/15/2052	1,019,914
935,000	Starbucks Corp., 2.55%, due 11/15/2030	814,938
		2,520,887
Semiconductors 1.0%
3,490,000	Marvell Technology, Inc., 2.95%, due 4/15/2031	2,950,313
2,190,000	QUALCOMM, Inc., 6.00%, due 5/20/2053	2,512,072
		5,462,385
Software 0.7%
	Oracle Corp.
1,505,000	2.88%, due 3/25/2031	1,296,285
885,000	4.00%, due 7/15/2046	701,536
1,790,000	6.90%, due 11/9/2052	2,070,568
		4,068,389
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications 1.3%
	AT&T, Inc.
$1,415,000	3.65%, due 6/1/2051	$ 1,088,605
715,000	3.50%, due 9/15/2053	527,631
	T-Mobile USA, Inc.
1,500,000	3.38%, due 4/15/2029	1,367,146
555,000	4.38%, due 4/15/2040	502,183
1,420,000	4.50%, due 4/15/2050	1,254,033
3,180,000	Verizon Communications, Inc., 2.36%, due 3/15/2032	2,619,699
		7,359,297
Total Corporate Bonds (Cost $137,005,452)		128,345,856
Foreign Government Securities 0.7%
1,200,000	Japan International Cooperation Agency, 3.25%, due 5/25/2027	1,150,128
2,000,000	Mexico Government International Bond, 2.66%, due 5/24/2031	1,676,431
1,275,000	Province of Ontario Canada, 2.13%, due 1/21/2032	1,100,882
Total Foreign Government Securities (Cost $4,489,644)		3,927,441
Number of Shares

Short-Term Investments 1.9%
Investment Companies 1.9%
10,600,096	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.18%(k)(Cost $10,600,096)	10,600,096
Total Investments 103.3% (Cost $612,269,153)		573,829,899
Liabilities Less Other Assets (3.3)%		(18,213,889)(l)
Net Assets 100.0%		$555,616,010

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
(a)	Principal only security. This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2023, these securities amounted to $80,548,069, which represents 14.5% of net assets of the Fund.

(c)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
January 31, 2023.

(d)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2023 and changes periodically.
(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(f)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2023.

(g)	All or a portion of this security was purchased on a delayed delivery basis.
(h)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities
(excluding forward sales contracts, if any) at January 31, 2023 amounted to $14,804,961, which represents
2.7% of net assets of the Fund.

(i)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(j)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(k)	Represents 7-day effective yield as of January 31, 2023.
(l)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At January 31, 2023, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2023	26	U.S. Treasury Long Bond	$3,376,750	$101,677
3/2023	205	U.S. Treasury Note, 2 Year	42,157,930	147,523
3/2023	44	U.S. Treasury Note, 5 Year	4,806,657	1,260
Total Long Positions			$50,341,337	$250,460

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2023	102	U.S. Treasury Note, 10 Year	$(11,680,594)	$(180,730)
3/2023	174	U.S. Treasury Note, Ultra 10 Year	(21,089,344)	(364,056)
3/2023	9	U.S. Treasury Ultra Bond	(1,275,750)	(74,106)
Total Short Positions			$(34,045,688)	$(618,892)
Total Futures				$(368,432)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$165,617,559	$—	$165,617,559
U.S. Government Agency Securities	—	3,752,067	—	3,752,067
Mortgage-Backed Securities#	—	217,647,289	—	217,647,289
Asset-Backed Securities	—	43,939,591	—	43,939,591
Corporate Bonds#	—	128,345,856	—	128,345,856
Foreign Government Securities	—	3,927,441	—	3,927,441
Short-Term Investments	—	10,600,096	—	10,600,096
Total Investments	$—	$573,829,899	$—	$573,829,899

#	The Schedule of Investments provides information on the industry or sector categorization.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$250,460	$—	$—	$250,460
Liabilities	(618,892)	—	—	(618,892)
Total	$(368,432)	$—	$—	$(368,432)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)
January 31, 2023

Principal Amount(a)		Value
Corporate Bonds 25.8%
Argentina 0.3%
$150,000	Rio Energy SA/UGEN SA/UENSA SA, 6.88%, due 2/1/2025	$ 113,851(b)
150,000	Transportadora de Gas del Sur SA, 6.75%, due 5/2/2025	141,656(b)
225,000	YPF SA, 7.00%, due 12/15/2047	158,420(b)
413,927
Australia 0.1%
200,000	AngloGold Ashanti Holdings PLC, 3.38%, due 11/1/2028	179,738
Azerbaijan 0.4%
Southern Gas Corridor CJSC
300,000	6.88%, due 3/24/2026	309,171(b)
200,000	6.88%, due 3/24/2026	206,114(b)
515,285
Bahrain 0.2%
219,000	Oil & Gas Holding Co., 7.63%, due 11/7/2024	223,818(c)
Brazil 2.5%
200,000	Azul Investments LLP, 7.25%, due 6/15/2026	120,742(b)
Banco do Brasil SA
300,000	6.25%, due 4/15/2024	272,140(b)(d)(e)
200,000	9.00%, due 6/18/2024	199,800(b)(d)(e)
200,000	Braskem Netherlands Finance BV, 8.50%, due 1/23/2081	207,144(c)(d)
347,000	CSN Resources SA, 4.63%, due 6/10/2031	292,109(c)
260,000	FS Luxembourg S.a.r.l., 10.00%, due 12/15/2025	262,588(c)
Gol Finance SA
158,000	7.00%, due 1/31/2025	81,324(b)
200,000	8.00%, due 6/30/2026	139,000(b)
182,114	Guara Norte S.a.r.l., 5.20%, due 6/15/2034	164,868(b)
201,000	Klabin Austria GmbH, 3.20%, due 1/12/2031	164,431(c)
200,000	Light Servicos de Eletricidade SA/Light Energia SA, 4.38%, due 6/18/2026	116,600(b)
250,000	MARB BondCo PLC, 3.95%, due 1/29/2031	196,895(b)
200,000	Minerva Luxembourg SA, 4.38%, due 3/18/2031	170,163(b)
268,085	MV24 Capital BV, 6.75%, due 6/1/2034	255,753(c)
190,000	Petrobras Global Finance BV, 5.50%, due 6/10/2051	148,675
164,000	Rede D'or Finance S.a.r.l., 4.50%, due 1/22/2030	143,500(b)
200,000	Simpar Europe SA, 5.20%, due 1/26/2031	145,900(c)
200,000	Unigel Luxembourg SA, 8.75%, due 10/1/2026	202,052(c)
3,283,684
Burkina Faso 0.1%
200,000	Endeavour Mining PLC, 5.00%, due 10/14/2026	177,500(c)
Chile 0.8%
150,000	Agrosuper SA, 4.60%, due 1/20/2032	134,250(c)
200,000	Banco de Credito e Inversiones SA, 2.88%, due 10/14/2031	168,704(b)
200,000	Cencosud SA, 4.38%, due 7/17/2027	192,980(b)
Codelco, Inc.
238,000	3.00%, due 9/30/2029	213,068(c)
200,000	3.70%, due 1/30/2050	154,274(c)
200,000	Empresa Nacional del Petroleo, 3.45%, due 9/16/2031	170,516(c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Chile – cont'd
	$200,000	VTR Finance NV, 6.38%, due 7/15/2028	$ 82,440(c)
1,116,232
China 1.8%
	200,000	Alibaba Group Holding Ltd., 4.00%, due 12/6/2037	174,657
	200,000	Central Plaza Development Ltd., 5.75%, due 11/14/2024	168,754(b)(d)(e)
	200,000	China Construction Bank Corp., 2.45%, due 6/24/2030	188,554(b)(d)
	200,000	China Hongqiao Group Ltd., 6.25%, due 6/8/2024	195,596(b)
	200,000	China Overseas Finance Cayman VI Ltd., 5.95%, due 5/8/2024	200,128(b)
	200,000	Country Garden Holdings Co. Ltd., 4.80%, due 8/6/2030	120,865(b)
	200,000	Huarong Finance II Co. Ltd., 5.50%, due 1/16/2025	193,907(b)
	200,000	Lenovo Group Ltd., 3.42%, due 11/2/2030	170,047(b)
	200,000	Longfor Group Holdings Ltd., 3.95%, due 9/16/2029	166,880(b)
	200,000	Meituan, 3.05%, due 10/28/2030	162,758(b)
	201,000	Powerchina Roadbridge Group British Virgin Islands Ltd., 3.08%, due 4/1/2026	188,035(b)(d)(e)
	200,000	Prosus NV, 3.83%, due 2/8/2051	130,400(b)
	232,000	SF Holding Investment 2021 Ltd., 3.13%, due 11/17/2031	200,573(b)
	200,000	Tencent Holdings Ltd., 3.68%, due 4/22/2041	158,428(b)
2,419,582
Colombia 1.4%
	200,000	Banco Davivienda SA, 6.65%, due 4/22/2031	156,400(b)(d)(e)
	200,000	Bancolombia SA, 4.63%, due 12/18/2029	182,240(d)
	200,000	Canacol Energy Ltd., 5.75%, due 11/24/2028	176,997(c)
	400,000	Ecopetrol SA, 5.88%, due 5/28/2045	286,147
Empresas Publicas de Medellin ESP
COP	807,000,000	7.63%, due 9/10/2024	155,125(c)
COP	1,600,000,000	8.38%, due 11/8/2027	259,467(c)
COP	437,000,000	Financiera de Desarrollo Territorial SA Findeter, 7.88%, due 8/12/2024	84,662(c)
	$270,000	Millicom Int'l Cellular SA, 6.25%, due 3/25/2029	248,628(b)
	221,000	SierraCol Energy Andina LLC, 6.00%, due 6/15/2028	182,320(c)
	200,000	Suramericana SA, 5.50%, due 4/29/2026	194,568(b)
1,926,554
Ghana 0.3%
	200,000	Kosmos Energy Ltd., 7.13%, due 4/4/2026	180,848(c)
	189,000	Tullow Oil PLC, 10.25%, due 5/15/2026	163,013(c)
343,861
Guatemala 0.4%
	200,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, due 4/27/2029	192,058(c)
	200,000	CT Trust, 5.13%, due 2/3/2032	174,359(c)
	200,000	Investment Energy Resources Ltd., 6.25%, due 4/26/2029	190,913(c)
557,330
Hong Kong 0.5%
	200,000	AIA Group Ltd., 3.20%, due 9/16/2040	152,496(b)
	200,000	Celestial Miles Ltd., 5.75%, due 1/31/2024	195,880(b)(d)(e)
	200,000	Melco Resorts Finance Ltd., 5.75%, due 7/21/2028	179,311(b)
	200,000	NWD MTN Ltd., 4.13%, due 7/18/2029	171,790(b)
699,477
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
India 1.2%
	$200,000	Adani Electricity Mumbai Ltd., 3.95%, due 2/12/2030	$ 149,207(c)
	191,000	Greenko Dutch BV, 3.85%, due 3/29/2026	170,575(c)
	278,000	HDFC Bank Ltd., 3.70%, due 8/25/2026	242,004(b)(d)(e)
	200,000	JSW Steel Ltd., 5.05%, due 4/5/2032	168,170(b)
	200,000	Oil India Ltd., 5.13%, due 2/4/2029	194,725(b)
	200,000	Periama Holdings LLC, 5.95%, due 4/19/2026	192,031(b)
	313,000	Reliance Industries Ltd., 2.88%, due 1/12/2032	260,426(c)
	200,000	Vedanta Resources Finance II PLC, 8.95%, due 3/11/2025	160,500(b)
1,537,638
Indonesia 1.0%
	200,000	Bank Negara Indonesia Persero Tbk PT, 3.75%, due 3/30/2026	187,101(b)
	200,000	Indofood CBP Sukses Makmur Tbk PT, 3.54%, due 4/27/2032	167,609(b)
	400,000	Medco Oak Tree Pte Ltd., 7.38%, due 5/14/2026	400,400(b)
Perusahaan Listrik Negara PT
EUR	200,000	1.88%, due 11/5/2031	160,015(c)
	$200,000	5.25%, due 5/15/2047	173,582(b)
	200,000	6.15%, due 5/21/2048	194,215(c)
1,282,922
Israel 0.6%
	125,949	Energean Israel Finance Ltd., 4.88%, due 3/30/2026	118,181(b)
	200,000	Leviathan Bond Ltd., 6.50%, due 6/30/2027	196,876(b)
Teva Pharmaceutical Finance Netherlands III BV
	350,000	3.15%, due 10/1/2026	314,013
	200,000	4.10%, due 10/1/2046	137,133
766,203
Kazakhstan 0.5%
KazMunayGas National Co. JSC
	250,000	5.38%, due 4/24/2030	230,622(b)
	360,000	5.75%, due 4/19/2047	286,893(b)
	200,000	Tengizchevroil Finance Co. Int'l Ltd., 3.25%, due 8/15/2030	152,264(c)
669,779
Korea 0.7%
	200,000	Kookmin Bank, 2.50%, due 11/4/2030	163,358(b)
	200,000	Shinhan Bank Co. Ltd., 4.38%, due 4/13/2032	182,980(c)
	200,000	Shinhan Financial Group Co. Ltd., 5.88%, due 8/13/2023	198,020(b)(d)(e)
SK Hynix, Inc.
	200,000	6.38%, due 1/17/2028	203,039(c)
	200,000	6.50%, due 1/17/2033	202,826(c)
950,223
Kuwait 0.4%
	200,000	Equate Petrochemical BV, 2.63%, due 4/28/2028	178,033(b)
	200,000	MEGlobal Canada ULC, 5.88%, due 5/18/2030	206,600(b)
	200,000	NBK Tier 1 Financing 2 Ltd., 4.50%, due 8/27/2025	188,344(c)(d)(e)
572,977
Luxembourg 0.1%
	200,000	Altice Financing SA, 5.00%, due 1/15/2028	170,058(b)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Macau 0.8%
	$400,000	Sands China Ltd., 5.90%, due 8/8/2028	$ 392,990
	300,000	Studio City Finance Ltd., 6.50%, due 1/15/2028	271,125(b)
	400,000	Wynn Macau Ltd., 5.63%, due 8/26/2028	352,343(b)
1,016,458
Malaysia 0.3%
	200,000	GENM Capital Labuan Ltd., 3.88%, due 4/19/2031	162,307(b)
	200,000	TNB Global Ventures Capital Bhd, 4.85%, due 11/1/2028	198,953(b)
361,260
Mexico 2.3%
	200,000	Alfa SAB de CV, 6.88%, due 3/25/2044	202,816(b)
	200,000	Alpek SAB de CV, 3.25%, due 2/25/2031	167,627(b)
Banco Mercantil del Norte SA
	200,000	7.63%, due 1/10/2028	197,756(b)(d)(e)
	200,000	6.63%, due 1/24/2032	176,561(c)(d)(e)
	200,000	Cemex SAB de CV, 3.88%, due 7/11/2031	168,632(b)
Comision Federal de Electricidad
MXN	6,480,000	Ser. 14-2, 7.35%, due 11/25/2025	314,758
	$400,000	4.69%, due 5/15/2029	368,500(c)
	200,000	3.35%, due 2/9/2031	163,977(c)
	200,000	Mexichem SAB de CV, 5.88%, due 9/17/2044	183,414(b)
Petroleos Mexicanos
	41,000	6.88%, due 8/4/2026	40,175
	210,000	5.95%, due 1/28/2031	168,114
	1,094,000	7.69%, due 1/23/2050	816,782
	69,000	6.95%, due 1/28/2060	47,602
3,016,714
Mongolia 0.1%
	200,000	Development Bank of Mongolia LLC, 7.25%, due 10/23/2023	193,632(b)
Nigeria 0.3%
	200,000	IHS Netherlands Holdco BV, 8.00%, due 9/18/2027	180,629(b)
	200,000	SEPLAT Petroleum Development Co. PLC, 7.75%, due 4/1/2026	174,000(c)
354,629
Oman 0.3%
	200,000	Bank Muscat SAOG, 4.75%, due 3/17/2026	193,240(b)
	242,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	250,397(c)
443,637
Panama 0.3%
	200,000	C&W Senior Financing Designated Activity Co., 6.88%, due 9/15/2027	190,256(c)
	200,000	Empresa de Transmision Electrica SA, 5.13%, due 5/2/2049	167,967(b)
358,223
Paraguay 0.1%
	200,000	Telefonica Celular del Paraguay SA, 5.88%, due 4/15/2027	185,921(c)
Peru 1.2%
	125,000	Banco de Credito del Peru SA, 3.13%, due 7/1/2030	115,039(b)(d)
	200,000	Cia de Minas Buenaventura SAA, 5.50%, due 7/23/2026	175,000(c)
PEN	843,000	Fondo MIVIVIENDA SA, 7.00%, due 2/14/2024	214,039(c)
	$225,000	Kallpa Generacion SA, 4.13%, due 8/16/2027	210,397(b)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Peru – cont'd
$200,000	Minsur SA, 4.50%, due 10/28/2031	$ 178,482(b)
Petroleos del Peru SA
247,000	5.63%, due 6/19/2047	164,784(c)
200,000	5.63%, due 6/19/2047	133,428(b)
300,000	Southern Copper Corp., 6.75%, due 4/16/2040	342,002
1,533,171
Philippines 0.2%
240,000	Globe Telecom, Inc., 4.20%, due 8/2/2026	220,728(b)(d)(e)
Qatar 1.1%
CBQ Finance Ltd.
200,000	2.00%, due 9/15/2025	184,788(b)
200,000	2.00%, due 5/12/2026	182,095(b)
200,000	Commercial Bank PSQC, 4.50%, due 3/3/2026	184,741(b)(d)(e)
200,000	Ooredoo Int'l Finance Ltd., 2.63%, due 4/8/2031	175,328(c)
Qatar Energy
200,000	3.13%, due 7/12/2041	158,278(c)
200,000	3.30%, due 7/12/2051	152,440(c)
200,000	QIB Sukuk Ltd., 3.98%, due 3/26/2024	198,089(b)
250,000	QNB Finance Ltd., 2.63%, due 5/12/2025	237,217(b)
1,472,976
Russia 0.0%(f)
300,000	Vnesheconombank Via VEB Finance PLC, 6.80%, due 11/22/2025	16,173(b)
Saudi Arabia 0.9%
200,000	Arabian Centres Sukuk II Ltd., 5.63%, due 10/7/2026	190,047(b)
200,000	EIG Pearl Holdings Sarl, 4.39%, due 11/30/2046	158,447(b)
Saudi Arabian Oil Co.
400,000	4.25%, due 4/16/2039	368,000(b)
200,000	4.38%, due 4/16/2049	177,086(b)
300,000	SNB Funding Ltd., 2.75%, due 10/2/2024	287,989(b)
1,181,569
Singapore 0.7%
400,000	BOC Aviation Ltd., 3.00%, due 9/11/2029	354,472(b)
200,000	DBS Group Holdings Ltd., 4.52%, due 12/11/2028	198,288(c)(d)
200,000	Singapore Airlines Ltd., 3.38%, due 1/19/2029	183,137(b)
240,000	United Overseas Bank Ltd., 2.00%, due 10/14/2031	212,812(c)(d)
948,709
South Africa 0.1%
200,000	Sasol Financing USA LLC, 6.50%, due 9/27/2028	193,000
Supranational 0.4%
200,000	African Export-Import Bank, 3.99%, due 9/21/2029	177,149(b)
Banque Ouest Africaine de Developpement
205,000	5.00%, due 7/27/2027	195,410(c)
200,000	4.70%, due 10/22/2031	176,500(c)
549,059
Taiwan 0.2%
209,000	TSMC Arizona Corp., 4.25%, due 4/22/2032	207,682
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Thailand 0.7%
Bangkok Bank PCL
	$200,000	4.30%, due 6/15/2027	$ 196,903(c)
	200,000	3.73%, due 9/25/2034	175,684(b)(d)
	200,000	GC Treasury Center Co. Ltd., 4.40%, due 3/30/2032	183,848(c)
	200,000	Krung Thai Bank PCL, 4.40%, due 3/25/2026	184,800(b)(d)(e)
	300,000	Thaioil Treasury Center Co. Ltd., 3.75%, due 6/18/2050	203,124(b)
944,359
Turkey 0.4%
	200,000	Akbank TAS, 5.13%, due 3/31/2025	189,480(c)
Turk Telekomunikasyon AS
	200,000	4.88%, due 6/19/2024	188,460(b)
	200,000	6.88%, due 2/28/2025	189,979(b)
567,919
Ukraine 0.0%(f)
EUR	260,000	NAK Naftogaz Ukraine via Kondor Finance PLC, 7.13%, due 7/19/2024	57,945(b)
United Arab Emirates 1.3%
	$400,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/2047	380,939(b)
	200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 4/29/2028	178,652(c)
	200,000	DIB Sukuk Ltd., 2.95%, due 1/16/2026	189,013(b)
	200,000	DP World PLC, 6.85%, due 7/2/2037	226,148(b)
	200,000	Emirates NBD PJSC, 6.13%, due 3/20/2025	199,964(b)(d)(e)
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.63%, due 3/31/2036	163,351(c)
	193,306	2.94%, due 9/30/2040	157,905(c)
	200,000	Shelf Drill Hold Ltd. Co., 8.25%, due 2/15/2025	189,000(b)
1,684,972
United States 0.3%
	200,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, due 4/1/2033	196,112(b)
	200,000	Sagicor Financial Co. Ltd., 5.30%, due 5/13/2028	194,264(b)
390,376
Venezuela 0.2%
Petroleos de Venezuela SA
	1,347,609	6.00%, due 5/16/2024	65,696(b)(g)
	1,631,452	6.00%, due 11/15/2026	73,415(b)(g)
	650,000	5.38%, due 4/12/2027	29,250(b)(g)
	784,800	5.38%, due 4/12/2027	35,316(b)(g)
203,677
Zambia 0.3%
	400,000	First Quantum Minerals Ltd., 6.88%, due 10/15/2027	387,750(c)

Total Corporate Bonds (Cost $40,104,737)			34,297,327
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Foreign Government Securities 58.5%
Angola 0.7%
		Angolan Government International Bond
	$200,000	8.00%, due 11/26/2029	$ 185,406(b)
	400,000	8.75%, due 4/14/2032	369,458(b)
	458,000	9.38%, due 5/8/2048	407,606(b)
			962,470
Argentina 0.7%
		Argentine Republic Government International Bond
	573,342	0.50%, due 7/9/2030	204,414(h)
	2,291,000	1.50%, due 7/9/2035	704,062(h)
EUR	139,590	Provincia de Buenos Aires/Government Bonds, 4.00%, due 9/1/2037	45,344(c)(h)
			953,820
Armenia 0.1%
	$200,000	Armenia International Bond, 3.60%, due 2/2/2031	156,688(b)
Azerbaijan 0.8%
	400,000	Republic of Azerbaijan International Bond, 5.13%, due 9/1/2029	385,075(b)
		State Oil Co. of the Azerbaijan Republic
	510,000	6.95%, due 3/18/2030	531,097(b)
	200,000	6.95%, due 3/18/2030	208,274(b)
			1,124,446
Bahamas 0.1%
	200,000	Bahamas Government International Bond, 6.00%, due 11/21/2028	162,437(b)
Benin 0.1%
EUR	200,000	Benin Government International Bond, 4.95%, due 1/22/2035	158,750(b)
Bermuda 0.2%
	$290,000	Bermuda Government International Bond, 4.75%, due 2/15/2029	291,450(b)
Brazil 3.0%
	240,000	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/2028	234,600(b)
		Brazil Notas do Tesouro Nacional
BRL	8,464,000	Ser. F, 10.00%, due 1/1/2025	1,590,929
BRL	6,000,000	Ser. F, 10.00%, due 1/1/2027	1,088,976
BRL	4,000,000	Ser. F, 10.00%, due 1/1/2029	696,356
	$470,000	Brazilian Government International Bond, 5.00%, due 1/27/2045	367,553
			3,978,414
Cameroon, Republic of 0.1%
EUR	181,000	Republic of Cameroon International Bond, 5.95%, due 7/7/2032	149,655(b)
Chile 1.0%
CLP	247,012,500	Bonos de la Tesoreria de la Republica, 1.90%, due 9/1/2030	310,378(i)
		Bonos de la Tesoreria de la Republica en pesos
CLP	100,000,000	4.50%, due 3/1/2026	122,727
CLP	215,000,000	2.80%, due 10/1/2033	215,741(b)
CLP	155,000,000	7.00%, due 5/1/2034	223,410(b)
CLP	120,000,000	5.00%, due 3/1/2035	147,650
CLP	30,000,000	5.10%, due 7/15/2050	36,019
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Chile – cont'd
		Chile Government International Bond
EUR	100,000	1.88%, due 5/27/2030	$ 95,511
	$200,000	3.25%, due 9/21/2071	130,470
			1,281,906
China 2.9%
		China Government Bond
CNY	3,000,000	3.19%, due 4/11/2024	449,737
CNY	6,200,000	1.99%, due 4/9/2025	909,386
CNY	1,200,000	3.12%, due 12/5/2026	181,186
CNY	1,000,000	2.85%, due 6/4/2027	148,883
CNY	500,000	3.01%, due 5/13/2028	75,097
CNY	1,000,000	2.91%, due 10/14/2028	149,401
CNY	2,300,000	2.80%, due 3/24/2029	340,723
CNY	900,000	2.75%, due 6/15/2029	132,729
CNY	1,100,000	2.62%, due 9/25/2029	160,817
CNY	1,500,000	3.13%, due 11/21/2029	226,854
CNY	800,000	2.79%, due 12/15/2029	118,100
CNY	200,000	3.02%, due 5/27/2031	30,003
CNY	900,000	2.89%, due 11/18/2031	133,330
CNY	400,000	2.75%, due 2/17/2032	58,435
CNY	900,000	2.60%, due 9/1/2032	129,689
CNY	900,000	2.80%, due 11/15/2032	132,151
CNY	250,000	3.39%, due 3/16/2050	37,568
CNY	1,900,000	3.81%, due 9/14/2050	307,145
CNY	800,000	3.12%, due 10/25/2052	115,308
			3,836,542
Colombia 3.2%
		Colombia Government International Bond
COP	423,000,000	4.38%, due 3/21/2023	89,738
	$270,000	3.00%, due 1/30/2030	210,229
	200,000	7.50%, due 2/2/2034	197,641
	310,000	5.63%, due 2/26/2044	235,820
	470,000	5.20%, due 5/15/2049	330,664
		Colombian TES
COP	2,632,700,000	Ser. B, 5.75%, due 11/3/2027	440,661
COP	6,777,600,000	Ser. B, 6.00%, due 4/28/2028	1,123,474
COP	1,304,615,899	Ser. UVR, 2.25%, due 4/18/2029	243,436(i)
COP	3,204,100,000	Ser. B, 7.00%, due 3/26/2031	507,330
COP	518,200,000	Ser. G, 7.00%, due 3/26/2031	82,051
COP	2,513,900,000	Ser. B, 7.00%, due 6/30/2032	384,452
COP	1,818,400,000	Ser. B, 7.25%, due 10/18/2034	270,868
COP	1,139,100,000	Ser. B, 9.25%, due 5/28/2042	189,619
			4,305,983
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Cote D'Ivoire 0.9%
		Ivory Coast Government International Bond
EUR	530,000	5.25%, due 3/22/2030	$ 487,077(b)
EUR	260,000	4.88%, due 1/30/2032	221,622(b)
EUR	407,000	6.88%, due 10/17/2040	338,501(b)
EUR	140,000	6.63%, due 3/22/2048	110,032(b)
			1,157,232
Czech Republic 1.9%
		Czech Republic Government Bond
CZK	8,650,000	2.50%, due 8/25/2028	351,534(b)
CZK	16,030,000	2.75%, due 7/23/2029	650,794
CZK	16,910,000	0.95%, due 5/15/2030	595,658(b)
CZK	2,000,000	1.20%, due 3/13/2031	70,194
CZK	5,010,000	1.75%, due 6/23/2032	179,821
CZK	13,060,000	2.00%, due 10/13/2033	465,171
CZK	4,030,000	4.20%, due 12/4/2036	176,671(b)
			2,489,843
Dominican Republic 1.3%
		Dominican Republic International Bond
DOP	8,000,000	9.75%, due 6/5/2026	133,568(b)
	$150,000	5.95%, due 1/25/2027	149,403(b)
	270,000	6.00%, due 7/19/2028	264,676(b)
	150,000	7.05%, due 2/3/2031	150,000(b)
	533,000	6.00%, due 2/22/2033	491,582(b)
	150,000	6.40%, due 6/5/2049	127,547(b)
	475,000	5.88%, due 1/30/2060	364,858(b)
			1,681,634
Ecuador 0.6%
		Ecuador Government International Bond
	110,985	5.50%, due 7/31/2030	73,663(c)(h)
	71,437	0.00%, due 7/31/2030	30,346(c)(j)
	453,326	2.50%, due 7/31/2035	219,787(c)(h)
	870,000	2.50%, due 7/31/2035	421,804(b)(h)
			745,600
Egypt 1.0%
		Egypt Government International Bond
EUR	391,000	6.38%, due 4/11/2031	297,882(b)
	$200,000	8.50%, due 1/31/2047	140,619(b)
	200,000	8.70%, due 3/1/2049	141,068(b)
	410,000	8.70%, due 3/1/2049	289,189(b)
	400,000	8.88%, due 5/29/2050	285,010(b)
EGP	7,050,000	Egypt Treasury Bill, 19.17%, due 4/18/2023	224,251(j)
			1,378,019
El Salvador 0.3%
		El Salvador Government International Bond
	$152,000	7.12%, due 1/20/2050	70,349(b)
	720,000	9.50%, due 7/15/2052	376,108(b)
			446,457
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Ghana 0.6%
		Ghana Government Bond
GHS	670,000	20.75%, due 3/6/2023	$ 54,774
GHS	1,270,000	19.25%, due 12/18/2023	87,815
		Ghana Government International Bond
	$400,000	7.75%, due 4/7/2029	138,183(b)(g)
	200,000	7.63%, due 5/16/2029	70,603(b)(g)
	200,000	10.75%, due 10/14/2030	139,126(b)
	200,000	10.75%, due 10/14/2030	139,126(b)
	200,000	8.63%, due 4/7/2034	73,500(b)(g)
	200,000	7.88%, due 2/11/2035	73,386(b)(g)
			776,513
Guatemala 0.1%
	200,000	Guatemala Government Bond, 3.70%, due 10/7/2033	168,593(b)
Hungary 1.3%
		Hungary Government Bond
HUF	100,600,000	5.50%, due 6/24/2025	247,288
HUF	149,090,000	3.00%, due 10/27/2027	320,478
HUF	117,950,000	4.50%, due 3/23/2028	270,394
HUF	54,670,000	6.75%, due 10/22/2028	138,871
HUF	109,090,000	2.00%, due 5/23/2029	214,757
HUF	125,000,000	3.25%, due 10/22/2031	246,762
HUF	117,320,000	2.25%, due 4/20/2033	200,888
EUR	47,000	Hungary Government International Bond, 1.75%, due 6/5/2035	36,488(b)
			1,675,926
Indonesia 5.5%
		Indonesia Government International Bond
EUR	200,000	3.75%, due 6/14/2028	214,189(b)
EUR	250,000	1.40%, due 10/30/2031	215,204
EUR	530,000	1.10%, due 3/12/2033	429,303
EUR	150,000	1.30%, due 3/23/2034	120,157
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Indonesia – cont'd
		Indonesia Treasury Bond
IDR	5,000,000,000	6.50%, due 6/15/2025	$ 336,121
IDR	2,300,000,000	7.00%, due 5/15/2027	157,363
IDR	3,304,000,000	6.13%, due 5/15/2028	217,069
IDR	16,234,000,000	6.38%, due 8/15/2028	1,080,294
IDR	4,375,000,000	9.00%, due 3/15/2029	328,102
IDR	1,306,000,000	6.50%, due 2/15/2031	86,137
IDR	3,604,000,000	8.75%, due 5/15/2031	272,284
IDR	1,000,000,000	Ser. FR91, 6.38%, due 4/15/2032	65,233
IDR	3,500,000,000	7.50%, due 8/15/2032	245,633
IDR	18,028,000,000	7.00%, due 2/15/2033	1,224,014
IDR	6,977,000,000	6.63%, due 5/15/2033	461,297
IDR	344,000,000	8.38%, due 3/15/2034	25,606
IDR	8,100,000,000	7.50%, due 6/15/2035	568,432
IDR	1,783,000,000	8.25%, due 5/15/2036	132,730
IDR	400,000,000	6.38%, due 7/15/2037	25,750
IDR	1,205,000,000	7.50%, due 5/15/2038	84,394
IDR	2,900,000,000	7.13%, due 6/15/2038	197,761
IDR	3,000,000,000	7.50%, due 4/15/2040	209,808
IDR	4,650,000,000	7.13%, due 6/15/2042	314,166
IDR	4,650,000,000	7.13%, due 6/15/2043	316,547
			7,327,594
Iraq 0.1%
	$156,250	Iraq International Bond, 5.80%, due 1/15/2028	144,672(b)
Kazakhstan 0.1%
EUR	200,000	Kazakhstan Government International Bond, 1.50%, due 9/30/2034	159,834(b)
Lebanon 0.2%
		Lebanon Government International Bond
	$622,000	6.38%, due 3/9/2020	40,430(g)
	469,000	6.60%, due 11/27/2026	29,313(b)(g)
	121,000	6.85%, due 5/25/2029	7,727(g)
	601,000	6.65%, due 2/26/2030	37,562(b)(g)
	1,400,000	8.25%, due 5/17/2034	91,280(g)
			206,312
Malaysia 5.0%
	1,000,000	1MDB Global Investments Ltd., 4.40%, due 3/9/2023	981,756(b)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Malaysia – cont'd
		Malaysia Government Bond
MYR	800,000	3.48%, due 6/14/2024	$ 188,391
MYR	700,000	4.18%, due 7/15/2024	166,410
MYR	700,000	3.91%, due 7/15/2026	166,327
MYR	900,000	3.90%, due 11/30/2026	213,858
MYR	1,350,000	3.50%, due 5/31/2027	315,773
MYR	3,700,000	3.90%, due 11/16/2027	879,019
MYR	1,680,000	3.73%, due 6/15/2028	399,133
MYR	1,400,000	4.50%, due 4/30/2029	342,847
MYR	1,300,000	2.63%, due 4/15/2031	279,270
MYR	135,000	4.23%, due 6/30/2031	32,532
MYR	1,700,000	3.58%, due 7/15/2032	391,537
MYR	300,000	4.64%, due 11/7/2033	74,559
MYR	1,345,000	3.83%, due 7/5/2034	309,980
MYR	700,000	4.25%, due 5/31/2035	166,950
MYR	700,000	4.76%, due 4/7/2037	175,303
MYR	1,350,000	4.89%, due 6/8/2038	347,109
MYR	1,050,000	3.76%, due 5/22/2040	233,530
MYR	1,550,000	4.70%, due 10/15/2042	387,577
MYR	350,000	4.94%, due 9/30/2043	90,203
MYR	950,000	4.07%, due 6/15/2050	213,071
		Malaysia Government Investment Issue
MYR	400,000	4.07%, due 9/30/2026	95,525
MYR	500,000	4.37%, due 10/31/2028	121,194
			6,571,854
Mexico 4.6%
		Mexican Bonos
MXN	49,473,300	Ser. M20, 8.50%, due 5/31/2029	2,603,703
MXN	3,740,000	Ser. M20, 8.50%, due 5/31/2029	196,830
MXN	36,856,100	Ser. M, 7.75%, due 5/29/2031	1,850,311
MXN	9,415,800	Ser. M30, 8.50%, due 11/18/2038	489,039
MXN	4,825,400	Ser. M, 7.75%, due 11/13/2042	231,354
MXN	3,247,100	Ser. M, 8.00%, due 11/7/2047	158,862
	$620,000	Mexico Government International Bond, 5.75%, due 10/12/2110	559,594
			6,089,693
Mongolia 0.3%
	400,000	Mongolia Government International Bond, 3.50%, due 7/7/2027	346,000(b)
Morocco 0.1%
	200,000	Morocco Government International Bond, 5.50%, due 12/11/2042	172,624(b)
Nigeria 0.1%
	200,000	Nigeria Government International Bond, 7.88%, due 2/16/2032	150,500(b)
Oman 0.5%
		Oman Government International Bond
	200,000	6.25%, due 1/25/2031	207,051(b)
	215,000	6.75%, due 1/17/2048	211,672(b)
	200,000	7.00%, due 1/25/2051	202,449(b)
			621,172
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Panama 0.5%
		Panama Government International Bond
	$200,000	2.25%, due 9/29/2032	$ 153,008
	200,000	6.40%, due 2/14/2035	210,878
	300,000	6.70%, due 1/26/2036	323,852
			687,738
Papua New Guinea 0.1%
	200,000	Papua New Guinea Government International Bond, 8.38%, due 10/4/2028	182,429(b)
Paraguay 0.3%
	430,000	Paraguay Government International Bond, 6.10%, due 8/11/2044	425,509(b)
Peru 1.3%
		Peru Government Bond
PEN	365,000	5.94%, due 2/12/2029	86,265
PEN	1,999,000	5.40%, due 8/12/2034	414,637
PEN	207,000	5.35%, due 8/12/2040	39,498
		Peruvian Government International Bond
PEN	329,000	5.20%, due 9/12/2023	84,404(b)
EUR	584,000	1.25%, due 3/11/2033	460,502
PEN	427,000	5.40%, due 8/12/2034	88,569(b)
EUR	274,000	1.95%, due 11/17/2036	212,811
PEN	1,249,000	6.90%, due 8/12/2037	288,345(b)
			1,675,031
Philippines 0.2%
EUR	326,000	Philippine Government International Bond, 1.75%, due 4/28/2041	238,607
Poland 3.8%
		Poland Government Bond
PLN	10,779,000	2.50%, due 7/25/2026	2,217,318
PLN	2,850,000	0.25%, due 10/25/2026	534,445
PLN	1,134,000	2.50%, due 7/25/2027	227,273
PLN	1,323,000	2.75%, due 4/25/2028	262,729
PLN	6,228,000	2.75%, due 10/25/2029	1,183,359
PLN	3,101,000	Ser. 1030, 1.25%, due 10/25/2030	513,327
PLN	862,000	1.75%, due 4/25/2032	140,493
			5,078,944
Qatar 0.3%
	$346,000	Qatar Government International Bond, 4.82%, due 3/14/2049	345,089(b)
Romania 2.2%
		Romania Government Bond
RON	1,415,000	3.25%, due 6/24/2026	275,086
RON	3,730,000	2.50%, due 10/25/2027	667,481
RON	35,000	5.00%, due 2/12/2029	6,808
RON	975,000	4.85%, due 7/25/2029	186,451
RON	725,000	4.15%, due 10/24/2030	129,727
RON	515,000	3.65%, due 9/24/2031	87,163
RON	530,000	6.70%, due 2/25/2032	111,485
RON	650,000	4.75%, due 10/11/2034	112,721
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Romania – cont'd
		Romanian Government International Bond
EUR	600,000	2.00%, due 1/28/2032	$ 463,957(b)
	$200,000	7.13%, due 1/17/2033	211,339(b)
EUR	104,000	2.00%, due 4/14/2033	77,111(b)
EUR	176,000	3.75%, due 2/7/2034	151,184(b)
EUR	214,000	3.88%, due 10/29/2035	182,049(b)
EUR	62,000	2.88%, due 4/13/2042	40,202(b)
EUR	342,000	3.38%, due 1/28/2050	227,557(b)
			2,930,321
Senegal 0.1%
EUR	140,000	Senegal Government International Bond, 4.75%, due 3/13/2028	134,490(b)
Serbia 0.6%
		Serbia International Bond
EUR	191,000	1.50%, due 6/26/2029	156,974(b)
EUR	100,000	1.65%, due 3/3/2033	71,722(b)
	$205,000	6.50%, due 9/26/2033	205,266(b)
EUR	224,000	2.05%, due 9/23/2036	148,129(b)
		Serbia Treasury Bond
RSD	16,660,000	4.50%, due 1/11/2026	147,073
RSD	9,970,000	5.88%, due 2/8/2028	90,333
			819,497
South Africa 5.3%
		Republic of South Africa Government Bond
ZAR	9,869,302	7.00%, due 2/28/2031	472,239
ZAR	40,764,431	8.88%, due 2/28/2035	2,026,804
ZAR	43,438,458	8.50%, due 1/31/2037	2,028,268
ZAR	15,864,819	9.00%, due 1/31/2040	752,607
ZAR	23,830,911	8.75%, due 1/31/2044	1,080,352
		Republic of South Africa Government International Bond
	$200,000	4.85%, due 9/27/2027	192,252
	273,000	5.65%, due 9/27/2047	208,198
	200,000	5.75%, due 9/30/2049	152,276
	200,000	7.30%, due 4/20/2052	180,000
			7,092,996
Sri Lanka 0.4%
		Sri Lanka Government International Bond
	200,000	6.85%, due 11/3/2025	69,601(b)(g)
	564,000	6.75%, due 4/18/2028	190,999(b)(g)
	203,000	7.85%, due 3/14/2029	68,756(b)(g)
	550,000	7.55%, due 3/28/2030	186,281(b)(g)
			515,637
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Thailand 3.7%
		Thailand Government Bond
THB	5,052,000	2.40%, due 12/17/2023	$ 154,570
THB	8,000,000	0.75%, due 6/17/2024	239,163
THB	13,418,000	1.45%, due 12/17/2024	403,750
THB	10,500,000	2.13%, due 12/17/2026	319,873
THB	8,000,000	1.00%, due 6/17/2027	231,601
THB	27,900,000	2.65%, due 6/17/2028	867,704
THB	8,000,000	4.88%, due 6/22/2029	280,623
THB	7,000,000	3.65%, due 6/20/2031	231,542
THB	21,200,000	2.00%, due 12/17/2031	619,853
THB	2,000,000	3.78%, due 6/25/2032	67,034
THB	5,000,000	1.60%, due 6/17/2035	133,713
THB	6,571,000	1.59%, due 12/17/2035	173,819
THB	7,350,000	3.40%, due 6/17/2036	237,376
THB	6,200,000	3.39%, due 6/17/2037	199,449
THB	10,116,000	3.30%, due 6/17/2038	318,827
THB	14,600,000	2.00%, due 6/17/2042	373,643
THB	1,248,000	2.88%, due 6/17/2046	35,628
			4,888,168
Tunisia 0.1%
EUR	104,000	Banque Centrale de Tunisie International Bond, 6.38%, due 7/15/2026	67,620(b)
Turkey 0.6%
TRY	9,586,381	Turkey Government Bond, 1.50%, due 6/18/2025	666,130(i)
	$200,000	Turkey Government International Bond, 5.88%, due 6/26/2031	161,452
			827,582
Uganda 0.2%
UGX	1,158,500,000	Uganda Government Bond, 14.25%, due 6/22/2034	293,821
Ukraine 0.3%
		Ukraine Government International Bond
	$128,000	7.75%, due 9/1/2027	27,389(b)
	250,000	7.75%, due 9/1/2028	54,507(b)
	470,000	6.88%, due 5/21/2031	93,225(b)
	490,000	0.00%, due 8/1/2041	156,188(b)(k)
	286,000	0.00%, due 8/1/2041	91,163(c)(k)
			422,472
United Arab Emirates 0.3%
	200,000	Abu Dhabi Government International Bond, 3.13%, due 4/16/2030	187,077(b)
	200,000	UAE International Government Bond, 4.95%, due 7/7/2052	201,289(b)
			388,366
Uruguay 0.3%
		Uruguay Government International Bond
UYU	10,512,000	8.50%, due 3/15/2028	251,790(b)
UYU	6,115,538	8.25%, due 5/21/2031	141,974
			393,764
Uzbekistan 0.1%
	$200,000	Uzbekneftegaz JSC, 4.75%, due 11/16/2028	167,760(c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Venezuela 0.1%
	$916,200	Venezuela Government International Bond, 8.25%, due 10/13/2024	$80,167(b)(g)
Zambia 0.3%
ZMW	3,580,000	Zambia Government Bond, 13.00%, due 1/25/2031	96,841
Zambia Government International Bond
	$210,000	5.38%, due 9/20/2022	97,125(b)(g)
	200,000	8.50%, due 4/14/2024	100,000(b)
	210,000	8.97%, due 7/30/2027	104,278(b)
398,244
Total Foreign Government Securities (Cost $85,767,093)			77,726,885
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 10.5%
Investment Companies 10.5%
13,876,419	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.18%(l)(Cost $13,876,419)	13,876,419
Total Investments 94.8% (Cost $139,748,249)		125,900,631
Other Assets Less Liabilities 5.2%		6,961,106(m)
Net Assets 100.0%		$132,861,737

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2023 amounted to $38,033,392, which represents 28.6% of net assets of the
Fund.

(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2023, these securities amounted to $11,727,939, which represents 8.8% of net assets of the Fund.

(d)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(e)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(f)	Represents less than 0.05% of net assets of the Fund.
(g)	Defaulted security.
(h)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2023.

(i)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(j)	Rate shown was the discount rate at the date of purchase.
(k)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2023 and changes periodically.
(l)	Represents 7-day effective yield as of January 31, 2023.
(m)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Foreign Government*	$76,819,754	57.8%
Oil & Gas	7,657,575	5.8%
Banks	6,128,571	4.6%
Electric	2,811,415	2.1%
Mining	2,163,910	1.6%
Telecommunications	1,824,056	1.4%
Chemicals	1,521,718	1.1%
Pipelines	1,517,583	1.1%
Lodging	1,195,769	0.9%
Food	1,058,009	0.8%
Real Estate	1,018,464	0.8%
Energy - Alternate Sources	737,927	0.6%
Iron - Steel	652,310	0.5%
Internet	626,243	0.5%
Semiconductors	613,547	0.5%
Transportation	602,226	0.5%
Diversified Financial Services	568,511	0.4%
Engineering & Construction	564,544	0.4%
Multi-National	549,059	0.4%
Airlines	524,203	0.4%
Pharmaceuticals	451,146	0.3%
Investment Companies	388,475	0.3%
Insurance	346,760	0.3%
Media	252,498	0.2%
Commercial Services	226,148	0.2%
Holding Companies - Diversified	202,816	0.2%
Beverages	192,058	0.1%
Computers	170,047	0.1%
Building Materials	168,632	0.1%
Packaging & Containers	164,431	0.1%
Entertainment	162,307	0.1%
Healthcare - Services	143,500	0.1%
Short-Term Investments and Other Assets—Net	20,837,525	15.7%
	$132,861,737	100.0%

*	Foreign Governments do not constitute an industry.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At January 31, 2023, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2023	20	Korea Bond, 3 Year	$1,701,575	$7,140
3/2023	6	U.S. Treasury Long Bond	779,250	18,500
3/2023	14	U.S. Treasury Note, 10 Year	1,603,219	26,774
3/2023	13	U.S. Treasury Note, 2 Year	2,673,430	(3,339)
3/2023	31	U.S. Treasury Note, 5 Year	3,386,508	31,211
3/2023	7	U.S. Treasury Ultra Bond	992,250	14,172
Total Long Positions			$11,136,232	$94,458

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2023	7	Euro-Bobl	$(892,659)	$15,788
3/2023	28	Euro-Bund	(4,164,829)	101,028
3/2023	5	Euro-Buxl Bond, 30 Year	(782,748)	69,477
3/2023	39	U.S. Treasury Note, 10 Year	(4,466,109)	(29,728)
3/2023	14	U.S. Treasury Note, 5 Year	(1,529,391)	(13,909)
Total Short Positions			$(11,835,736)	$142,656
Total Futures				$237,114
Forward foreign currency contracts ("forward FX contracts")
At January 31, 2023, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BRL	320,289	USD	62,497	BNP	3/1/2023	$293
BRL	541,534	USD	99,224	CITI	3/1/2023	6,939
BRL	18,383,270	USD	3,407,780	GSI	3/1/2023	196,103
BRL	1,379,060	USD	259,432	GSI	3/1/2023	10,921
BRL	444,210	USD	84,471	GSI	3/1/2023	2,613
BRL	1,002,761	USD	188,771	HSBC	3/1/2023	7,812
BRL	2,000,437	USD	374,473	MS	3/1/2023	17,695
BRL	1,290,319	USD	241,950	SSB	3/1/2023	11,006
CLP	659,346,160	USD	740,173	MS	2/9/2023	87,211
CLP	428,167,629	USD	525,037	SCB	2/9/2023	12,251
CLP	300,427,672	USD	368,018	CITI	3/16/2023	6,913
CNH	7,220,657	USD	1,052,381	JPM	3/7/2023	18,734
CNH	827,576	USD	121,269	GSI	3/15/2023	1,553
CNH	2,323,611	USD	344,069	HSBC	3/15/2023	780
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CNH	721,363	USD	107,040	MS	3/15/2023	$18
CNH	4,803,225	USD	699,483	SCB	3/15/2023	13,368
CNH	2,092,246	USD	310,459	SCB	3/15/2023	53
USD	264,210	CNH	1,771,160	HSBC	2/17/2023	1,768
CNY	2,692,316	USD	398,885	SSB	3/15/2023	875
CNY	713,329	USD	105,511	SSB	3/15/2023	406
CNY	829,175	USD	123,033	SSB	3/15/2023	84
COP	370,561,064	USD	78,851	BNP	2/9/2023	400
COP	487,017,824	USD	102,028	DB	2/9/2023	2,131
COP	819,166,164	USD	168,410	MS	2/9/2023	6,785
CZK	30,357,099	EUR	1,234,595	CITI	3/16/2023	38,747
CZK	2,432,484	EUR	100,151	MS	3/16/2023	1,770
CZK	1,403,137	EUR	57,942	MS	3/16/2023	834
CZK	2,572,190	EUR	107,615	MS	3/16/2023	6
EUR	109,576	PLN	518,343	MS	3/16/2023	164
EUR	1,072,216	RON	5,267,179	CITI	2/9/2023	2,503
EUR	5,694,335	USD	6,164,687	CITI	2/2/2023	25,911
EUR	741,725	USD	785,724	JPM	2/3/2023	20,701
EUR	248,063	USD	267,045	JPM	2/3/2023	2,657
EUR	121,920	USD	131,876	JPM	2/3/2023	679
EUR	120,888	USD	130,838	JPM	2/3/2023	595
EUR	811,130	USD	862,705	SCB	2/3/2023	19,179
EUR	234,117	USD	251,861	SCB	2/3/2023	2,678
EUR	1,349,622	USD	1,465,190	JPM	3/3/2023	4,806
USD	762,438	EUR	700,000	JPM	2/2/2023	1,433
USD	254,864	EUR	234,391	CITI	2/3/2023	27
USD	307,193	EUR	282,259	JPM	2/3/2023	313
USD	60,147	GHS	571,395	JPM	2/9/2023	12,727
HUF	340,439,966	EUR	785,755	CITI	3/16/2023	76,461
HUF	7,149,698	EUR	17,540	CITI	3/16/2023	474
HUF	340,439,967	EUR	801,372	GSI	3/16/2023	59,438
HUF	99,615,824	EUR	246,864	GSI	3/16/2023	3,902
HUF	99,615,824	EUR	248,311	GSI	3/16/2023	2,324
IDR	3,987,525,998	USD	260,157	MS	2/17/2023	5,442
IDR	9,464,620,557	USD	624,892	SCB	2/21/2023	5,564
IDR	1,193,323,693	USD	79,241	BNP	3/15/2023	257
IDR	2,758,355,377	USD	176,341	CITI	3/15/2023	7,417
IDR	750,107,218	USD	48,004	HSBC	3/15/2023	1,967
ILS	1,645,609	USD	467,619	GSI	2/3/2023	9,150
ILS	810,524	USD	230,320	GSI	2/3/2023	4,507
ILS	266,002	USD	76,099	MS	3/16/2023	1,082
USD	259,573	ILS	873,369	GSI	3/16/2023	6,165
USD	267,812	ILS	908,419	GSI	3/16/2023	4,235
USD	229,790	ILS	781,724	GSI	3/16/2023	2,973
USD	251,221	ILS	858,344	GSI	3/16/2023	2,174
KRW	321,956,158	USD	247,564	GSI	2/8/2023	13,605
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
KRW	373,679,925	USD	272,181	JPM	2/8/2023	$30,946
KRW	81,727,682	USD	64,037	SSB	2/8/2023	2,260
KRW	199,304,644	USD	160,367	HSBC	2/17/2023	1,330
MXN	2,856,480	USD	145,067	DB	3/15/2023	5,515
MXN	17,257,365	USD	909,700	JPM	3/15/2023	38
MXN	1,115,417	USD	57,859	MS	3/15/2023	942
MXN	2,189,850	USD	112,054	SSB	3/15/2023	3,386
MXN	1,651,645	USD	85,311	SSB	3/15/2023	1,757
USD	179,318	MXN	3,397,326	GSI	3/27/2023	620
USD	1,120,891	MXN	21,300,000	MS	3/27/2023	519
MYR	2,164,659	USD	499,690	JPM	2/21/2023	9,325
MYR	1,192,646	USD	271,519	JPM	3/15/2023	9,229
MYR	364,778	USD	82,801	JPM	3/15/2023	3,068
MYR	215,577	USD	49,459	JPM	3/15/2023	1,288
PEN	2,927,508	USD	756,971	BCB	3/16/2023	1,682
PEN	1,011,016	USD	260,840	SSB	3/16/2023	1,161
USD	766,980	PEN	2,930,632	SSB	3/16/2023	7,518
PHP	11,864,108	USD	213,675	CITI	2/7/2023	3,276
USD	71,923	PHP	3,925,851	BNP	2/21/2023	189
PLN	832,962	EUR	175,164	MS	3/16/2023	740
RON	447,261	EUR	89,854	BCB	2/9/2023	1,084
RON	1,700,263	EUR	341,678	GSI	2/9/2023	4,018
RON	823,011	EUR	165,452	GSI	2/9/2023	1,876
RON	708,369	EUR	142,408	GSI	2/9/2023	1,612
RON	449,108	EUR	90,540	GSI	2/9/2023	746
RON	379,562	EUR	76,460	GSI	2/9/2023	696
RON	458,995	EUR	92,642	GSI	2/9/2023	645
RON	293,328	EUR	59,315	GSI	2/9/2023	292
RON	277,852	EUR	56,207	GSI	2/9/2023	253
RON	373,454	EUR	75,477	HSBC	2/9/2023	416
RON	469,409	EUR	94,941	JPM	2/9/2023	445
SGD	322,733	USD	244,331	HSBC	2/27/2023	1,447
THB	8,354,320	USD	252,191	GSI	2/17/2023	1,296
THB	30,027,046	USD	872,369	DB	3/15/2023	41,099
THB	15,768,923	USD	457,816	BCB	3/21/2023	22,182
THB	4,106,779	USD	122,058	BNP	3/21/2023	2,951
THB	6,398,828	USD	191,984	CITI	7/6/2023	4,872
THB	2,191,613	USD	66,689	GSI	7/6/2023	734
USD	311,501	THB	10,260,653	MS	2/17/2023	172
USD	1,099,337	THB	35,915,347	MS	3/17/2023	6,522
USD	312,878	THB	10,275,502	DB	3/21/2023	97
USD	104,540	THB	3,396,405	MS	7/6/2023	51
USD	74,591	THB	2,404,659	SCB	7/6/2023	613
UYU	2,025,007	USD	50,329	JPM	4/5/2023	1,461
UYU	3,636,353	USD	92,472	JPM	4/5/2023	530
USD	110,612	ZAR	1,892,675	DB	3/16/2023	2,235
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	182,832	ZAR	3,136,689	JPM	3/16/2023	$3,221
USD	207,112	ZAR	3,567,669	JPM	3/16/2023	2,823
USD	52,474	ZAR	894,391	JPM	3/16/2023	1,260
USD	49,207	ZAR	852,414	JPM	3/16/2023	396
USD	213,186	ZAR	3,646,346	MS	3/16/2023	4,391
USD	97,120	ZAR	1,670,045	SSB	3/16/2023	1,491
Total unrealized appreciation						$946,295
USD	119,295	BRL	634,325	CITI	3/1/2023	(5,059)
USD	170,740	BRL	873,720	GSI	3/1/2023	(546)
USD	135,351	BRL	697,920	GSI	3/1/2023	(1,470)
USD	86,147	BRL	454,632	GSI	3/1/2023	(2,980)
USD	258,007	BRL	1,361,610	GSI	3/1/2023	(8,925)
USD	290,513	BRL	1,485,582	HSBC	3/1/2023	(723)
USD	174,403	BRL	915,230	MS	3/1/2023	(5,020)
USD	242,061	BRL	1,307,494	SSB	3/1/2023	(14,262)
USD	231,812	CLP	198,535,118	CITI	2/3/2023	(17,522)
USD	230,855	CLP	198,535,119	CITI	2/3/2023	(18,479)
USD	369,953	CLP	300,427,672	CITI	2/9/2023	(7,040)
USD	119,202	CLP	96,225,782	GSI	2/9/2023	(1,548)
USD	204,351	CLP	171,859,581	SCB	2/9/2023	(11,307)
USD	127,451	CLP	108,944,774	SSB	2/9/2023	(9,259)
USD	497,399	CLP	410,055,980	SSB	2/9/2023	(17,161)
USD	1,045,424	CNH	7,220,657	JPM	3/7/2023	(25,691)
USD	14,486	CNH	97,763	SCB	3/15/2023	(23)
COP	673,996,645	USD	148,145	GSI	2/9/2023	(3,998)
USD	363,329	COP	1,770,686,248	GSI	2/9/2023	(15,367)
USD	1,398,569	COP	6,761,845,981	GSI	2/9/2023	(47,583)
USD	326,950	COP	1,599,277,423	SSB	2/9/2023	(15,086)
EGP	2,571,282	USD	83,213	BNP	3/20/2023	(567)
EGP	7,424,846	USD	253,754	GSI	3/20/2023	(15,107)
EUR	455,097	CZK	10,937,579	CITI	3/16/2023	(2,759)
EUR	65,629	CZK	1,589,358	HSBC	3/16/2023	(948)
EUR	93,971	CZK	2,250,187	SSB	3/16/2023	(192)
EUR	437,696	HUF	176,115,617	BCB	2/3/2023	(13,439)
EUR	229,186	HUF	93,601,661	BCB	3/16/2023	(6,690)
EUR	105,527	HUF	42,651,073	CITI	3/16/2023	(1,854)
EUR	108,950	HUF	44,255,388	GSI	3/16/2023	(2,521)
EUR	179,027	HUF	72,229,060	GSI	3/16/2023	(2,794)
EUR	128,576	HUF	52,170,082	GSI	3/16/2023	(2,817)
EUR	176,385	HUF	71,691,763	GSI	3/16/2023	(4,202)
EUR	191,333	HUF	78,168,112	GSI	3/16/2023	(5,656)
EUR	136,434	HUF	56,465,488	JPM	3/16/2023	(6,023)
EUR	711,260	PLN	3,393,811	GSI	3/16/2023	(5,661)
EUR	57,865	PLN	274,353	MS	3/16/2023	(57)
EUR	427,131	PLN	2,024,314	MS	3/16/2023	(232)
EUR	92,288	PLN	438,228	MS	3/16/2023	(245)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
EUR	123,292	RON	612,707	CITI	2/9/2023	$(1,269)
EUR	95,505	RON	473,223	DB	2/9/2023	(675)
EUR	54,006	RON	269,100	HSBC	2/9/2023	(713)
EUR	132,376	RON	657,958	JPM	2/9/2023	(1,386)
EUR	442,926	USD	482,632	DB	2/3/2023	(1,070)
EUR	112,904	USD	122,955	JPM	2/3/2023	(202)
EUR	109,474	USD	119,231	JPM	2/3/2023	(207)
EUR	299,153	USD	326,048	JPM	2/3/2023	(801)
USD	257,101	EUR	238,856	CITI	2/2/2023	(2,571)
USD	4,815,504	EUR	4,565,479	CITI	2/2/2023	(147,858)
USD	200,514	EUR	190,000	JPM	2/2/2023	(6,044)
USD	99,198	EUR	91,243	CITI	2/3/2023	(4)
USD	142,282	EUR	131,331	CITI	2/3/2023	(505)
USD	16,203	EUR	14,958	JPM	2/3/2023	(60)
USD	119,647	EUR	111,446	JPM	2/3/2023	(1,521)
USD	310,416	EUR	287,281	JPM	2/3/2023	(1,924)
USD	1,462,532	EUR	1,349,622	JPM	2/3/2023	(4,817)
USD	505,275	EUR	477,785	JPM	2/3/2023	(14,187)
USD	210,773	EUR	195,843	MS	2/3/2023	(2,153)
USD	71,213	EUR	66,140	SCB	2/3/2023	(696)
USD	6,175,956	EUR	5,694,335	CITI	3/2/2023	(25,877)
USD	187,215	EUR	173,851	JPM	3/16/2023	(2,297)
HUF	24,312,478	EUR	61,607	BNP	3/16/2023	(526)
HUF	31,372,894	EUR	79,507	BNP	3/16/2023	(689)
IDR	2,305,885,065	USD	153,998	BNP	3/15/2023	(383)
USD	96,228	IDR	1,452,372,696	MS	3/15/2023	(528)
USD	198,136	IDR	2,988,846,520	MS	3/15/2023	(977)
USD	224,205	IDR	3,381,187,602	MS	3/15/2023	(1,045)
USD	235,311	IDR	3,663,437,200	MS	3/15/2023	(8,742)
ILS	2,475,293	USD	725,361	CITI	3/16/2023	(7,156)
ILS	272,553	USD	79,348	DB	3/16/2023	(267)
ILS	244,222	USD	72,247	DB	3/16/2023	(1,386)
ILS	788,775	USD	232,677	GSI	3/16/2023	(3,814)
USD	460,336	KRW	587,246,011	MS	2/3/2023	(16,341)
USD	275,856	KRW	391,839,097	HSBC	2/8/2023	(42,002)
USD	272,763	KRW	386,172,887	JPM	2/8/2023	(40,498)
USD	278,317	KRW	344,410,575	GSI	2/17/2023	(1,105)
USD	312,906	KRW	386,054,708	JPM	2/28/2023	(418)
USD	167,571	KRW	206,440,601	HSBC	3/27/2023	(126)
USD	1,118,594	KRW	1,380,000,000	JPM	3/27/2023	(2,416)
MXN	3,994,150	USD	210,958	BCB	3/15/2023	(403)
USD	2,961	MXN	58,778	BCB	3/15/2023	(138)
USD	190,184	MXN	3,805,323	CITI	3/15/2023	(10,418)
USD	92,571	MXN	1,784,945	GSI	3/15/2023	(1,524)
USD	76,349	MXN	1,463,842	HSBC	3/15/2023	(819)
USD	318,381	MXN	6,079,871	JPM	3/15/2023	(2,125)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	152,461	MXN	3,009,006	SSB	3/15/2023	$(6,162)
MYR	607,883	USD	143,419	JPM	3/15/2023	(324)
MYR	788,259	USD	186,858	JPM	3/15/2023	(1,302)
USD	92,508	MYR	393,991	JPM	3/15/2023	(237)
USD	70,142	MYR	307,537	JPM	3/15/2023	(2,252)
PEN	225,536	USD	58,481	MS	3/16/2023	(34)
USD	165,251	PHP	9,761,184	CITI	2/7/2023	(13,245)
USD	264,174	PHP	14,497,854	CITI	2/17/2023	(764)
USD	265,737	PHP	14,569,826	CITI	2/21/2023	(485)
PLN	710,660	EUR	150,131	BCB	3/16/2023	(117)
PLN	2,285,637	EUR	484,731	GSI	3/16/2023	(2,420)
PLN	320,516	EUR	67,696	HSBC	3/16/2023	(36)
PLN	1,145,043	EUR	242,255	HSBC	3/16/2023	(577)
PLN	552,013	EUR	116,672	MS	3/16/2023	(152)
PLN	418,853	EUR	88,436	SSB	3/16/2023	(15)
RON	351,424	EUR	71,390	JPM	2/9/2023	(6)
RON	548,131	EUR	111,898	JPM	2/9/2023	(606)
RON	574,376	EUR	115,928	CITI	4/6/2023	(34)
RON	5,267,179	EUR	1,065,319	CITI	4/6/2023	(2,740)
RON	1,465,687	EUR	295,992	MS	4/6/2023	(268)
THB	5,563,545	USD	170,963	DB	3/15/2023	(1,711)
THB	10,060,593	USD	307,281	JPM	3/15/2023	(1,222)
THB	35,915,347	USD	1,098,396	GSI	3/17/2023	(5,581)
THB	5,186,931	USD	157,931	GSI	3/21/2023	(44)
USD	71,403	THB	2,449,025	HSBC	3/21/2023	(3,144)
USD	137,471	TRY	2,653,998	BNP	3/15/2023	(641)
USD	615,473	TRY	12,379,001	GSI	3/15/2023	(28,719)
USD	717,797	TRY	14,445,675	GSI	3/15/2023	(33,942)
USD	79,355	TRY	1,527,533	HSBC	3/15/2023	(136)
USD	7,277	TRY	144,457	JPM	3/15/2023	(241)
USD	63,883	TRY	1,268,853	JPM	3/15/2023	(2,147)
USD	482,643	TWD	14,619,152	CITI	2/17/2023	(4,694)
USD	65,289	TWD	1,935,880	BNP	7/6/2023	(508)
USD	237,111	TWD	7,114,052	BNP	7/6/2023	(4,682)
USD	146,041	TWD	4,331,142	CITI	7/6/2023	(1,167)
USD	1,038,759	ZAR	18,296,440	BCB	3/16/2023	(8,918)
USD	84,865	ZAR	1,482,911	DB	3/16/2023	(48)
ZAR	7,853,630	USD	465,731	CITI	2/3/2023	(14,414)
ZAR	4,045,809	USD	240,080	MS	2/3/2023	(7,583)
ZAR	1,423,649	USD	82,280	BNP	3/16/2023	(760)
ZAR	4,884,418	USD	285,698	DB	3/16/2023	(6,010)
ZAR	11,563,010	USD	666,537	GSI	3/16/2023	(4,425)
ZAR	3,557,084	USD	208,372	GSI	3/16/2023	(4,689)
ZAR	891,694	USD	52,320	HSBC	3/16/2023	(1,260)
ZAR	4,462,432	USD	262,824	JPM	3/16/2023	(7,299)
ZAR	4,297,663	USD	247,039	MS	3/16/2023	(949)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
ZAR	3,153,983	USD	182,746	MS	3/16/2023	$(2,145)
ZAR	3,327,007	USD	194,641	SSB	3/16/2023	(4,132)
Total unrealized depreciation						$(844,483)
Total net unrealized appreciation						$101,812
Credit default swap contracts ("credit default swaps")
At January 31, 2023, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX Emerging Markets Index, Ser. 38 V. 1	USD	7,375,852	1.00%	3M	12/20/2027	$512,468	$(133,062)	$(8,810)	$370,596

Interest rate swap contracts ("interest rate swaps")
At January 31, 2023, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Effective Date(a)	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	BRL	6,050,785	Pay	1D CETIP	4.84%	—	T/T	1/2/2024	$(94,015)	$(87,708)	$(181,723)
CME	BRL	2,841,304	Pay	1D CETIP	4.99%	—	T/T	1/2/2024	(42,867)	(44,702)	(87,569)
CME	BRL	3,300,564	Pay	1D CETIP	5.76%	—	T/T	1/2/2024	(47,581)	(23,970)	(71,551)
CME	BRL	2,433,475	Pay	1D CETIP	5.97%	—	T/T	1/2/2024	(33,229)	(25,958)	(59,187)
CME	BRL	1,838,229	Pay	1D CETIP	6.50%	—	T/T	1/2/2024	(24,503)	(4,196)	(28,699)
CME	BRL	20,460	Pay	1D CETIP	11.66%	—	T/T	1/2/2024	(68)	(43)	(111)
CME	BRL	3,843,874	Pay	1D CETIP	5.65%	—	T/T	1/2/2025	(104,976)	(32,698)	(137,674)
CME	BRL	1,325,330	Pay	1D CETIP	6.46%	—	T/T	1/2/2025	(32,984)	(4,080)	(37,064)
CME	BRL	1,240,652	Pay	1D CETIP	6.82%	—	T/T	1/2/2025	(29,378)	(1,035)	(30,413)
CME	BRL	947,033	Pay	1D CETIP	6.23%	—	T/T	1/4/2027	(46,419)	(5,598)	(52,017)
CME	BRL	3,882,767	Pay	1D CETIP	11.32%	—	T/T	1/4/2027	(38,701)	(7,979)	(46,680)
CME	BRL	738,928	Pay	1D CETIP	11.33%	—	T/T	1/4/2027	(7,279)	(1,290)	(8,569)
CME	BRL	3,740,600	Receive	1D CETIP	12.23%	—	T/T	1/4/2027	13,206	5,466	18,672
CME	BRL	1,529,989	Pay	1D CETIP	11.40%	—	T/T	1/2/2029	(23,939)	(2,585)	(26,524)
CME	CLP	1,628,869,107	Receive	1D CLICP	9.80%	—	6M/6M	9/14/2024	(57,082)	7,521	(49,561)
CME	CLP	461,569,272	Receive	1D CLICP	7.51%	—	6M/6M	4/13/2025	(4,632)	6,242	1,610
CME	CLP	538,832,146	Pay	1D CLICP	1.36%	—	6M/6M	6/17/2025	(82,308)	(39,474)	(121,782)
CME	CLP	485,227,722	Receive	1D CLICP	9.30%	—	6M/6M	10/3/2025	(39,292)	3,403	(35,889)
CME	CLP	179,373,543	Receive	1D CLICP	2.33%	—	6M/6M	6/5/2030	41,647	3,060	44,707
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Effective Date(a)	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	CLP	163,946,219	Pay	1D CLICP	2.15%	—	6M/6M	8/24/2030	$(41,229)	$(7,694)	$(48,923)
CME	COP	3,549,606,043	Receive	1D IBRCOL	8.37%	—	3M/3M	4/13/2024	28,352	1,152	29,504
CME	COP	547,071,621	Receive	1D IBRCOL	6.40%	—	3M/3M	1/6/2027	12,900	409	13,309
CME	COP	82,908,573	Receive	1D IBRCOL	6.45%	—	3M/3M	1/7/2027	1,924	52	1,976
CME	COP	2,364,126,444	Receive	1D IBRCOL	7.14%	—	3M/3M	1/31/2027	44,058	66	44,124
CME	COP	3,515,984,661	Pay	1D IBRCOL	9.69%	—	3M/3M	1/18/2028	1,722	(462)	1,260
CME	COP	1,654,566,959	Receive	1D IBRCOL	9.90%	—	3M/3M	1/31/2028	(3,763)	19	(3,744)
CME	COP	911,746,001	Receive	1D IBRCOL	9.02%	—	3M/3M	8/11/2032	4,889	799	5,688
LCH	CZK	62,806,042	Receive	3M PRIBOR	5.02%	11/30/2023	3M/1Y	11/30/2024	8,718	—	8,718
LCH	CZK	14,057,387	Pay	6M PRIBOR	4.51%	—	1Y/6M	12/6/2027	(8,685)	(2,800)	(11,485)
LCH	CZK	16,850,476	Pay	6M PRIBOR	4.35%	—	1Y/6M	1/23/2028	(15,030)	(551)	(15,581)
LCH	CZK	15,010,090	Pay	6M PRIBOR	4.52%	—	1Y/6M	1/27/2028	(8,315)	(257)	(8,572)
LCH	ILS	1,777,438	Pay	3M TELBOR	3.47%	—	1Y/3M	1/6/2028	4,920	(144)	4,776
LCH	ILS	1,921,133	Pay	3M TELBOR	3.50%	—	1Y/3M	1/6/2028	6,062	(77)	5,985
LCH	ILS	1,830,560	Pay	3M TELBOR	3.47%	—	1Y/3M	1/9/2028	4,966	(137)	4,829
LCH	ILS	907,971	Pay	3M TELBOR	3.10%	—	1Y/3M	1/16/2028	(1,820)	(90)	(1,910)
LCH	ILS	1,187,575	Pay	3M TELBOR	3.10%	—	1Y/3M	1/16/2028	(2,380)	(118)	(2,498)
LCH	ILS	534,821	Pay	3M TELBOR	3.14%	—	1Y/3M	1/27/2028	(800)	(17)	(817)
LCH	ILS	850,000	Pay	3M TELBOR	3.20%	—	1Y/3M	1/30/2028	(611)	(10)	(621)
CME	MXN	25,500,000	Pay	28D TIIE	8.84%	—	28D/28D	5/29/2025	(16,451)	(1,449)	(17,900)
CME	MXN	10,964,660	Pay	28D TIIE	5.83%	—	28D/28D	4/6/2026	(49,550)	(1,277)	(50,827)
CME	MXN	6,685,611	Pay	28D TIIE	7.51%	—	28D/28D	4/20/2027	(13,549)	(33)	(13,582)
CME	MXN	6,237,085	Pay	28D TIIE	8.04%	—	28D/28D	1/7/2028	(6,033)	(477)	(6,510)
CME	MXN	7,674,051	Pay	28D TIIE	8.09%	—	28D/28D	1/7/2028	(6,539)	(575)	(7,114)
CME	MXN	7,682,860	Pay	28D TIIE	8.14%	—	28D/28D	1/7/2028	(5,723)	(565)	(6,288)
CME	MXN	7,282,589	Receive	28D TIIE	7.35%	—	28D/28D	11/10/2031	24,915	587	25,502
CME	MXN	9,063,869	Receive	28D TIIE	7.38%	—	28D/28D	11/10/2031	30,116	724	30,840
LCH	PLN	488,008	Receive	6M WIBOR	6.74%	—	6M/1Y	9/28/2032	(10,981)	225	(10,756)
LCH	PLN	1,999,571	Receive	6M WIBOR	6.86%	—	6M/1Y	9/30/2032	(48,919)	722	(48,197)
LCH	PLN	1,327,627	Receive	6M WIBOR	7.32%	—	6M/1Y	10/28/2032	(42,312)	269	(42,043)
LCH	THB	21,000,000	Pay	3M THOR	1.89%	—	3M/3M	1/12/2025	(234)	(194)	(428)
LCH	THB	9,000,000	Pay	3M THOR	2.18%	—	3M/3M	1/12/2028	(361)	(126)	(487)
LCH	ZAR	8,066,932	Pay	3M JIBAR	10.14%	1/12/2028	3M/3M	1/12/2033	(1,828)	—	(1,828)
LCH	ZAR	10,512,315	Pay	3M JIBAR	10.21%	1/12/2028	3M/3M	1/12/2033	(1,248)	—	(1,248)
Total									$(767,219)	$(267,653)	$(1,034,872)

(a)	Forward swap. Effective date reflects the date interest accruals will commence.
Over-the-counter interest rate swaps
Counterparty	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	MXN	9,462,643	Pay	28D TIIE	6.17%	28D/28D	3/5/2026	$(37,675)	$(1,285)	$(38,960)
JPM	MXN	7,500,000	Pay	28D TIIE	6.13%	28D/28D	6/18/2026	(31,278)	(1,385)	(32,663)
Total								$(68,953)	$(2,670)	$(71,623)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds#	$—	$34,297,327	$—	$34,297,327
Foreign Government Securities#	—	77,726,885	—	77,726,885
Short-Term Investments	—	13,876,419	—	13,876,419
Total Investments	$—	$125,900,631	$—	$125,900,631

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2023:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$284,090	$—	$—	$284,090
Liabilities	(46,976)	—	—	(46,976)
Forward FX Contracts@
Assets	—	946,295	—	946,295
Liabilities	—	(844,483)	—	(844,483)
Swaps
Assets	—	612,096	—	612,096
Liabilities	—	(1,347,995)	—	(1,347,995)
Total	$237,114	$(634,087)	$—	$(396,973)

@	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)
January 31, 2023

Principal Amount		Value
Asset-Backed Securities 2.5%
$ 1,000,000	37 Capital CLO Ltd., Ser. 2021-1A, Class E, (3M USD LIBOR + 7.20%), 11.99%, due 10/15/2034	$ 895,531(a)(b)
AGL Static CLO 18 Ltd.
1,000,000	Ser. 2022-18A, Class F, (3M CME Term SOFR + 8.25%), 12.90%, due 4/21/2031	905,788(a)(b)
500,000	Ser. 2022-18A, Class E, (3M CME Term SOFR + 6.85%), 11.50%, due 4/21/2031	467,545(a)(b)
1,000,000	Barings CLO Ltd., Ser. 2018-3A, Class E, (3M USD LIBOR + 5.75%), 10.56%, due 7/20/2029	885,722(a)(b)
1,000,000	Benefit Street Partners CLO XII Ltd., Ser. 2017-12A, Class D, (3M USD LIBOR + 6.41%), 11.20%, due 10/15/2030	850,169(a)(b)
500,000	Flatiron CLO Ltd., Ser. 2017-1A, Class ER, (3M USD LIBOR + 5.90%), 10.51%, due 5/15/2030	459,672(a)(b)
500,000	Galaxy XV CLO Ltd., Ser. 2013-15A, Class ER, (3M USD LIBOR + 6.65%), 11.44%, due 10/15/2030	415,548(a)(b)
1,000,000	Goldentree Loan Opportunities XII Ltd., Ser. 2016-12A, Class DR, (3M USD LIBOR + 2.90%), 7.72%, due 7/21/2030	947,336(a)(b)
Magnetite XV Ltd.
385,000	Ser. 2015-15A, Class ER, (3M CME Term SOFR + 5.20%), 10.02%, due 7/25/2031	343,074(a)(b)
1,000,000	Ser. 2015-15A, Class DR, (3M CME Term SOFR + 3.01%), 7.57%, due 7/25/2031	960,001(a)(b)
Palmer Square Loan Funding Ltd.
1,400,000	Ser. 2022-1A, Class D, (3M CME Term SOFR + 5.00%), 9.63%, due 4/15/2030	1,257,214(a)(b)
500,000	Ser. 2022-5A, Class D, (3M CME Term SOFR + 5.38%), 10.04%, due 1/15/2031	460,392(a)(b)
Stratus CLO Ltd.
800,000	Ser. 2021-3A, Class F, (3M USD LIBOR + 7.70%), 12.51%, due 12/29/2029	688,269(a)(b)
1,000,000	Ser. 2021-1A, Class D, (3M USD LIBOR + 2.50%), 7.31%, due 12/29/2029	923,238(a)(b)
1,000,000	Ser. 2022-1A, Class E, (3M CME Term SOFR + 7.50%), 12.14%, due 7/20/2030	909,224(a)(b)
Total Asset-Backed Securities (Cost $12,235,330)		11,368,723

Corporate Bonds 6.4%
Air Transportation 0.3%
670,000	American Airlines, Inc., 11.75%, due 7/15/2025	745,747(a)
480,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, due 4/20/2026	470,556(c)
1,216,303
Chemicals 0.5%
400,000	SCIH Salt Holdings, Inc., 4.88%, due 5/1/2028	352,000(a)
1,305,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	1,196,111(a)
690,000	WR Grace Holdings LLC, 4.88%, due 6/15/2027	640,182(a)
2,188,293
Commercial Services 0.6%
240,000	APX Group, Inc., 6.75%, due 2/15/2027	235,203(a)
700,000	Garda World Security Corp., 4.63%, due 2/15/2027	637,077(a)
800,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, due 2/1/2026	737,152(a)
1,170,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, due 8/31/2027	1,038,200(a)
2,647,632
Distribution - Wholesale 0.0%
225,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	221,170(a)
Diversified Financial Services 0.2%
948,168	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	865,283(a)(d)
Engineering & Construction 0.2%
514,579	Brock Holdings Notes 2022, 15.00%, due 1/24/2024	514,579#(e)(f)
635,000	Powerteam Services LLC, 9.03%, due 12/4/2025	542,900(a)
1,057,479
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Entertainment 1.2%
$ 1,735,000	Banijay Entertainment SASU, 5.38%, due 3/1/2025	$ 1,674,275(a)
915,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, due 7/1/2025	915,156(a)
855,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, due 5/1/2025	848,773(a)
765,000	Scientific Games Int'l, Inc., 7.00%, due 5/15/2028	757,345(a)
1,470,000	Six Flags Entertainment Corp., 4.88%, due 7/31/2024	1,438,762(a)
5,634,311
Food Service 0.2%
845,000	Aramark Services, Inc., 6.38%, due 5/1/2025	845,211(a)
Forest Products & Paper 0.1%
545,000	Ahlstrom-Munksjo Holding 3 Oy, 4.88%, due 2/4/2028	466,161(a)
Leisure Time 0.1%
700,000	NCL Corp. Ltd., 5.88%, due 2/15/2027	650,825(a)
Machinery - Diversified 0.2%
870,000	Vertical U.S. Newco, Inc., 5.25%, due 7/15/2027	805,246(a)
Media 0.3%
325,000	Altice Financing SA, 5.00%, due 1/15/2028	276,344(a)
944,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	787,957(a)
515,000	DISH DBS Corp., 5.25%, due 12/1/2026	443,866(a)
1,508,167
Packaging & Containers 0.5%
745,000	BWAY Holding Co., 5.50%, due 4/15/2024	744,479(a)
805,000	Trident TPI Holdings, Inc., 6.63%, due 11/1/2025	719,500(a)
780,000	Trivium Packaging Finance BV, 5.50%, due 8/15/2026	748,753(a)
2,212,732
Pipelines 0.5%
650,000	Cheniere Energy, Inc., 4.63%, due 10/15/2028	618,898
1,650,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, due 10/15/2026	1,606,687(a)
2,225,585
Real Estate Investment Trusts 0.2%
770,000	XHR L.P., 6.38%, due 8/15/2025	758,508(a)
Retail 0.3%
eG Global Finance PLC
1,210,000	6.75%, due 2/7/2025	1,123,787(a)
415,000	8.50%, due 10/30/2025	391,138(a)
1,514,925
Software 0.1%
605,000	Rackspace Technology Global, Inc., 3.50%, due 2/15/2028	363,756(a)
Telecommunications 0.9%
830,000	Altice France SA, 5.50%, due 1/15/2028	689,332(a)
680,000	Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.75%, due 10/1/2026	650,250(a)
580,000	Consolidated Communications, Inc., 5.00%, due 10/1/2028	435,114(a)
Iliad Holding SASU
1,640,000	6.50%, due 10/15/2026	1,553,006(a)
230,000	7.00%, due 10/15/2028	216,011(a)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
$ 900,000	Level 3 Financing, Inc., 3.40%, due 3/1/2027	$ 778,924(c)
		4,322,637
Total Corporate Bonds (Cost $31,472,133)		29,504,224

Loan Assignments(b) 86.1%
Aerospace & Defense 3.2%
2,781,025	Amentum Government Services Holdings LLC, Term Loan, (3M CME Term SOFR + 4.00%), 7.56% – 8.76%, due 2/15/2029	2,735,833(g)
1,062,338	Brown Group Holding, LLC, Term Loan B2, (1M CME Term SOFR + 3.75%, 3M CME Term SOFR + 3.75%), 8.31% – 8.43%, due 7/2/2029	1,061,605(g)
1,266,825	Cobham Ultra SeniorCo S.a.r.l., Term Loan B, (6M USD LIBOR + 3.75%), 7.06%, due 8/3/2029	1,248,773
485,000	KKR Apple Bidco, LLC, Second Lien Term Loan, (1M USD LIBOR + 5.75%), 10.32%, due 9/21/2029	475,300(e)
1,220,813	MHI Holdings, LLC, Term Loan B, (1M USD LIBOR + 5.00%), 9.57%, due 9/21/2026	1,214,709
	Peraton Corp.
2,137,097	Term Loan B, (1M USD LIBOR + 3.75%), 8.32%, due 2/1/2028	2,123,741(h)(i)
1,604,311	Second Lien Term Loan B1, (1M USD LIBOR + 7.75%), 12.22%, due 2/1/2029	1,550,567
1,620,000	Propulsion (BC) Finco S.a.r.l., Term Loan, (3M CME Term SOFR + 4.00%), 8.58%, due 9/14/2029	1,601,775
	TransDigm, Inc.
630,734	Term Loan F, (3M USD LIBOR + 2.25%), 6.98%, due 12/9/2025	629,378
2,000,000	Term Loan H, (3M CME Term SOFR + 3.25%), 7.83%, due 2/22/2027	2,002,500
		14,644,181
Air Transport 1.9%
2,875,275	Air Canada, Term Loan B, (3M USD LIBOR + 3.50%), 8.13%, due 8/11/2028	2,870,646
	American Airlines, Inc.
1,012,767	Term Loan B, (1M USD LIBOR + 1.75%), 6.27%, due 6/27/2025	991,671
1,670,000	Term Loan, (3M USD LIBOR + 4.75%), 9.56%, due 4/20/2028	1,713,570
207,000	Mileage Plus Holdings LLC, Term Loan B, (3M USD LIBOR + 5.25%), 10.00%, due 6/21/2027	215,591
342,000	SkyMiles IP Ltd., Term Loan B, (3M USD LIBOR + 3.75%), 8.56%, due 10/20/2027	353,330
2,466,508	United Airlines, Inc., Term Loan B, (3M USD LIBOR + 3.75%), 8.57%, due 4/21/2028	2,460,983
		8,605,791
Auto Components 0.3%
1,374,613	DexKo Global Inc., Term Loan B, (3M USD LIBOR + 3.75%), 8.48%, due 10/4/2028	1,266,884
Auto Parts & Equipment 0.8%
2,360,684	Adient US LLC, Term Loan B, (1M USD LIBOR + 3.25%), 7.82%, due 4/10/2028	2,351,831
1,500,000	BBB Industries LLC, Term Loan, (1M CME Term SOFR + 5.25%), 9.91%, due 7/25/2029	1,437,750
		3,789,581
Automotive 1.5%
1,167,397	American Trailer World Corp., Term Loan B, (1M CME Term SOFR + 3.75%), 8.41%, due 3/3/2028	1,018,881
	First Brands Group, LLC
2,296,560	Term Loan, (3M CME Term SOFR + 5.00%), 10.25%, due 3/30/2027	2,242,591
898,663	Second Lien Term Loan, (3M USD LIBOR + 8.50%), 13.60%, due 3/30/2028	808,240
	Safe Fleet Holdings LLC
488,848	Second Lien Term Loan, (1M USD LIBOR + 6.75%), 11.30%, due 2/2/2026	443,018
1,404,388	Term Loan, (1M CME Term SOFR + 3.75%), 8.40%, due 2/23/2029	1,382,156
835,859	Wand NewCo 3, Inc., Term Loan, (1M USD LIBOR + 3.00%), 7.57%, due 2/5/2026	813,341(g)
		6,708,227
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Building & Development 2.2%
$ 2,042,601	Cornerstone Building Brands, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 7.71%, due 4/12/2028	$ 1,903,970
1,221,195	MI Windows and Doors, LLC, Term Loan, (1M CME Term SOFR + 3.50%), 8.16%, due 12/18/2027	1,213,562(h)(i)
	SRS Distribution, Inc.
1,137,675	Term Loan B, (1M USD LIBOR + 3.50%), 8.07%, due 6/2/2028	1,095,627
1,499,850	Term Loan, (1M CME Term SOFR + 3.50%), 8.16%, due 6/2/2028	1,444,551
	Tecta America Corp.
1,034,250	Term Loan, (1M CME Term SOFR + 4.25%), 8.93%, due 4/10/2028	1,011,496
835,000	Second Lien Term Loan, (1M CME Term SOFR + 8.50%), 13.18%, due 4/9/2029	772,375
1,683,062	White Cap Buyer LLC, Term Loan B, (1M CME Term SOFR + 3.75%), 8.31%, due 10/19/2027	1,666,534
1,213,839	Wilsonart LLC, Term Loan E, (3M USD LIBOR + 3.25%), 7.98%, due 12/31/2026	1,177,800
		10,285,915
Building Materials 1.7%
1,867,145	Chamberlain Group, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 7.82%, due 11/3/2028	1,800,245
	Icebox Holdco III, Inc.
710,250	First Lien Term Loan, (3M USD LIBOR + 3.50%), 8.23%, due 12/22/2028	681,840
655,000	Second Lien Term Loan, (3M USD LIBOR + 6.75%), 11.48%, due 12/21/2029	579,675(e)
2,199,488	Oscar AcquisitionCo, LLC, Term Loan B, (3M CME Term SOFR + 4.50%), 9.18%, due 4/29/2029	2,127,168
2,057,306	Solis IV BV, Term Loan B1, (3M CME Term SOFR + 3.50%), 7.86%, due 2/26/2029	1,881,160
866,250	Vector WP Holdco, Inc., Term Loan B, (1M USD LIBOR + 5.00%), 9.56%, due 10/12/2028	855,422(e)
		7,925,510
Business Equipment & Services 7.4%
2,095,403	Allied Universal Holdco LLC, Term Loan B, (1M CME Term SOFR + 3.75%), 8.41%, due 5/12/2028	2,017,621
599,325	AlterDomus, Term Loan B, (3M CME Term SOFR + 3.50%), 8.08%, due 2/17/2028	583,970
945,450	Anticimex International AB, Term Loan B1, (3M USD LIBOR + 3.50%), 8.23%, due 11/16/2028	933,925
2,148,763	APFS Staffing Holdings, Inc., Term Loan, (1M CME Term SOFR + 4.00%, 3M CME Term SOFR + 4.00%), 8.40% – 8.68%, due 12/29/2028	2,121,903(g)
	AppLovin Corporation
1,666,792	Term Loan B, (3M CME Term SOFR + 3.35%), 7.94%, due 8/15/2025	1,631,723
1,251,847	Term Loan B, (3M CME Term SOFR + 3.10%), 7.69%, due 10/25/2028	1,225,245
1,505,937	APX Group, Inc., Term Loan B, (3M USD LIBOR + 2.25%, 3M USD LIBOR + 3.25%), 7.70% – 9.75%, due 7/10/2028	1,488,438(g)
1,706,425	BrightView Landscapes, LLC, Term Loan B, (1M CME Term SOFR + 3.25%, 3M CME Term SOFR + 3.25%), 7.81% – 7.93%, due 4/20/2029	1,675,146(g)
948,720	Cast and Crew Payroll, LLC, Term Loan, (1M CME Term SOFR + 3.75%), 8.31%, due 12/29/2028	943,976
662,079	Constant Contact Inc, Term Loan, (3M USD LIBOR + 4.00%), 8.81%, due 2/10/2028	607,788
	ConvergeOne Holdings, Inc.
2,581,510	Term Loan, (1M USD LIBOR + 5.00%), 9.57%, due 1/4/2026	1,530,190
475,000	Second Lien Term Loan, (1M USD LIBOR + 8.50%), 13.07%, due 1/4/2027	208,406
1,526,896	Cyxtera DC Holdings, Inc., Term Loan B, (3M USD LIBOR + 3.00%), 7.82%, due 5/1/2024	1,240,328
769,874	Deerfield Dakota Holding, LLC, Term Loan B, (1M CME Term SOFR + 3.75%), 8.31%, due 4/9/2027	743,476
	Element Materials Technology Group US Holdings Inc.
438,947	Term Loan, (3M CME Term SOFR + 4.25%), 8.93%, due 7/6/2029	434,742
951,053	Term Loan, (3M CME Term SOFR + 4.25%), 8.93%, due 7/6/2029	941,942
1,886,703	Endure Digital Inc., Term Loan, (1M USD LIBOR + 3.50%), 7.88%, due 2/10/2028	1,776,652
1,594,708	Garda World Security Corporation, Term Loan B, (3M USD LIBOR + 4.25%), 8.93%, due 10/30/2026	1,585,937(h)(i)
935,900	Greeneden U.S. Holdings II, LLC, Term Loan B4, (1M USD LIBOR + 4.00%), 8.57%, due 12/1/2027	917,772
216,037	Intrado Corporation, Term Loan, (3M USD LIBOR + 4.00%), 8.83%, due 10/10/2024	201,634
2,453,503	Learning Care Group, Inc., First Lien Term Loan, (3M USD LIBOR + 3.25%), 7.98% – 8.08%, due 3/13/2025	2,248,022(g)
1,378,517	Legence Holdings LLC, Term Loan, (1M USD LIBOR + 3.75%), 8.32%, due 12/16/2027	1,364,304
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Business Equipment & Services – cont'd
	Loire Finco Luxembourg S.a.r.l.
$ 580,291	Term Loan, (1M USD LIBOR + 3.00%), 7.57%, due 4/21/2027	$ 545,474
579,752	Term Loan B2, (1M USD LIBOR + 3.50%), 8.07%, due 4/21/2027	544,486
2,140,616	Packaging Coordinators Midco, Inc., First Lien Term Loan, (3M USD LIBOR + 3.50%), 8.23%, due 11/30/2027	2,097,418
730,750	Summer (BC) Holdco B S.a r.l, Term Loan B2, (3M USD LIBOR + 4.50%), 9.23%, due 12/4/2026	681,425
1,443,025	System One Holdings, LLC, Term Loan B, (3M CME Term SOFR + 4.00%), 8.73%, due 3/2/2028	1,414,165(e)
1,117,975	WebHelp, Term Loan, (3M CME Term SOFR + 3.75%), 8.05%, due 8/4/2028	1,076,755
137,120	West Corporation, Term Loan B1, (3M USD LIBOR + 3.50%), 8.08%, due 10/10/2024	128,379
1,252,912	William Morris Endeavor Entertainment, LLC, First Lien Term Loan, (1M USD LIBOR + 2.75%), 7.32%, due 5/18/2025	1,243,966
		34,155,208
Cable & Satellite Television 2.1%
805,748	Altice Financing SA, First Lien Term Loan, (3M USD LIBOR + 2.75%), 7.58%, due 1/31/2026	787,619
2,607,546	Altice France S.A., Term Loan B13, (3M USD LIBOR + 4.00%), 8.65%, due 8/14/2026	2,509,763(e)
	CSC Holdings, LLC
1,344,499	Term Loan B1, (1M USD LIBOR + 2.25%), 6.71%, due 7/17/2025	1,295,196
733,111	Term Loan B5, (1M USD LIBOR + 2.50%), 6.96%, due 4/15/2027	679,044
1,713,585	Lions Gate Capital Holdings LLC, Term Loan B, (1M USD LIBOR + 2.25%), 6.82%, due 3/24/2025	1,682,175
1,776,629	McGraw-Hill Global Education Holdings, LLC, Term Loan, (6M USD LIBOR + 4.75%), 8.32%, due 7/28/2028	1,696,681
492,167	Numericable Group SA, Term Loan B11, (3M USD LIBOR + 2.75%), 7.58%, due 7/31/2025	485,769
525,508	Radiate Holdco, LLC, Term Loan B, (1M USD LIBOR + 3.25%), 7.82%, due 9/25/2026	437,354
		9,573,601
Capital Markets 0.2%
1,072,069	AqGen Island Holdings, Inc., Term Loan, (3M USD LIBOR + 3.50%), 8.25%, due 8/2/2028	1,035,887
Chemicals 1.1%
1,841,400	Olympus Water US Holding Corporation, Term Loan B, (3M USD LIBOR + 3.75%), 8.50%, due 11/9/2028	1,799,453
1,141,375	PEARLS (Netherlands) Bidco B.V., Term Loan B, (3M CME Term SOFR + 3.75%), 8.43%, due 2/26/2029	1,131,388(e)
1,685,775	PMHC II, Inc., Term Loan B, (3M CME Term SOFR + 4.25%), 9.08%, due 4/23/2029	1,470,839
	Valcour Packaging LLC
600,226	First Lien Term Loan, (6M USD LIBOR + 3.75%), 7.98%, due 10/4/2028	495,186(e)
525,000	Second Lien Term Loan, (3M USD LIBOR + 7.00%), 11.23%, due 10/4/2029	367,500(e)
		5,264,366
Chemicals & Plastics 1.9%
879,738	Avient Corporation, Term Loan B, (3M CME Term SOFR + 3.25%), 7.93%, due 8/29/2029	881,058
1,007,430	Charter NEX US, Inc., Term Loan, (1M USD LIBOR + 3.75%), 8.32%, due 12/1/2027	1,000,771
1,705,000	Ineos US Finance LLC, Term Loan B, (1M CME Term SOFR + 3.75%), 8.41%, due 11/8/2027	1,701,658(h)(i)
1,051,337	SCIH Salt Holdings, Inc., Term Loan B, (3M USD LIBOR + 4.00%), 8.83%, due 3/16/2027	1,028,996
900,900	Sparta U.S. HoldCo LLC, Term Loan, (1M USD LIBOR + 3.00%), 7.37%, due 8/2/2028	896,774
2,456,670	Starfruit Finco B.V., Term Loan B, (3M USD LIBOR + 2.75%), 7.53%, due 10/1/2025	2,429,032
680,650	W.R. Grace & Co.-Conn., Term Loan B, (3M USD LIBOR + 3.75%), 8.50%, due 9/22/2028	675,790
		8,614,079
Clothing - Textiles 0.8%
	S&S Holdings LLC
1,575,925	Term Loan, (1M USD LIBOR + 5.00%), 9.46%, due 3/11/2028	1,505,670
225,000	Second Lien Term Loan, (1M USD LIBOR + 8.75%), 13.21%, due 3/9/2029	202,500(e)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Clothing - Textiles – cont'd
$ 1,918,312	Varsity Brands, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 8.07%, due 12/15/2024	$ 1,899,129
		3,607,299
Commercial Services 0.4%
330,000	Foundational Education Group, Inc., Second Lien Term Loan, (3M CME Term SOFR + 6.50%), 11.34%, due 8/31/2029	272,250
1,810,463	R1 RCM, Inc., Term Loan B, (1M CME Term SOFR + 3.00%), 7.55%, due 6/21/2029	1,808,199
		2,080,449
Communication Services 0.2%
821,700	Foundational Education Group, Inc., First Lien Term Loan, (3M CME Term SOFR + 3.75%), 8.59%, due 8/31/2028	747,747(e)
Conglomerate 0.0%(j)
92,200	Bright Bidco B.V., Term Loan, (3M CME Term SOFR + 9.00%), 13.68%, due 10/31/2027	79,782
Containers & Glass Products 1.3%
791,544	Anchor Packaging, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 8.57%, due 7/18/2026	761,371
1,494,323	BWAY Holding Company, Term Loan B, (1M USD LIBOR + 3.25%), 7.62%, due 4/3/2024	1,479,380
1,306,725	Klockner-Pentaplast of America, Inc., Term Loan B, (6M CME Term SOFR + 4.75%), 8.26%, due 2/12/2026	1,156,451
663,276	Spa Holdings 3 Oy, Term Loan B, (3M USD LIBOR + 3.75%), 8.48%, due 2/4/2028	651,668
664,628	TricorBraun Holdings, Inc., Term Loan, (1M USD LIBOR + 3.25%), 7.82%, due 3/3/2028	645,221
1,121,421	Trident TPI Holdings, Inc., Term Loan, (3M USD LIBOR + 4.00%), 8.73%, due 9/15/2028	1,098,791
		5,792,882
Cosmetics - Toiletries 0.4%
1,666,263	Sunshine Luxembourg VII SARL, Term Loan B3, (3M USD LIBOR + 3.75%), 8.48%, due 10/1/2026	1,630,855
Diversified Financial Services 0.4%
819,630	Eisner Advisory Group LLC, Term Loan, (1M CME Term SOFR + 5.25%), 9.93%, due 7/28/2028	803,237(e)
856,350	Superannuation and Investments US LLC, Term Loan, (1M USD LIBOR + 3.75%), 8.32%, due 12/1/2028	853,318
		1,656,555
Diversified Insurance 1.2%
3,028,413	Gainwell Acquisition Corp., Term Loan B, (3M USD LIBOR + 4.00%), 8.73%, due 10/1/2027	2,952,461
2,538,012	Hub International Limited, Term Loan B, (3M USD LIBOR + 3.25%), 7.95% – 8.06%, due 4/25/2025	2,534,611(g)
		5,487,072
Ecological Services & Equipment 0.3%
1,391,894	Denali Water Solutions, Term Loan B, (3M USD LIBOR + 4.25%), 8.98%, due 3/27/2028	1,217,907(e)
Electric 0.1%
16,735	Generation Bridge Acquisition, LLC, Term Loan C, (3M USD LIBOR + 5.00%), 9.73%, due 12/1/2028	16,656
	Generation Bridge II, LLC
603,659	Term Loan B, (1M CME Term SOFR + 5.00%), 9.68%, due 2/23/2029	602,651
78,356	Term Loan C, (1M CME Term SOFR + 5.00%), 9.68%, due 2/23/2029	78,225
		697,532
Electric Utilities 0.2%
760,397	Generation Bridge Acquisition, LLC, Term Loan B, (3M USD LIBOR + 5.00%), 9.73%, due 12/1/2028	756,831
Electronics - Electrical 8.5%
1,004,700	Ahead DB Holdings, LLC, Term Loan B, (3M USD LIBOR + 3.75%), 8.48%, due 10/18/2027	987,118
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Electronics - Electrical – cont'd
$ 581,150	AQA Acquisition Holding, Inc., First Lien Term Loan, (3M USD LIBOR + 4.25%), 8.98%, due 3/3/2028	$ 559,357
2,515,537	Cloudera, Inc., Term Loan, (1M USD LIBOR + 3.75%), 8.32%, due 10/8/2028	2,411,469
1,736,195	CommScope, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 7.82%, due 4/6/2026	1,697,565
	Confluence Technologies, Inc
890,092	Term Loan, (3M USD LIBOR + 3.75%), 8.58%, due 7/31/2028	809,984(e)(h)(i)
320,000	Second Lien Term Loan, (3M USD LIBOR + 6.50%), 11.33%, due 7/30/2029	276,800(e)
	Epicor Software Corporation
1,768,094	Term Loan, (1M USD LIBOR + 3.25%), 7.82%, due 7/30/2027	1,734,606
90,000	Second Lien Term Loan, (1M USD LIBOR + 7.75%), 12.32%, due 7/31/2028	89,644
1,629,208	Finastra USA, Inc., First Lien Term Loan, (3M USD LIBOR + 3.50%), 8.33%, due 6/13/2024	1,527,383
842,884	Flexera Software LLC, Term Loan B, (1M USD LIBOR + 3.75%), 8.32%, due 3/3/2028	832,348
1,000,000	Go Daddy Operating Company, LLC, Term Loan B5, (1M CME Term SOFR + 3.25%), 7.81%, due 11/9/2029	1,002,630
657,283	Hyland Software, Inc., Second Lien Term Loan, (1M USD LIBOR + 6.25%), 10.82%, due 7/7/2025	622,539
781,088	IGT Holding IV AB, Term Loan B2, (3M USD LIBOR + 3.40%), 8.13%, due 3/31/2028	779,135
	Imprivata, Inc.
373,350	Term Loan, (1M USD LIBOR + 3.75%), 8.32%, due 12/1/2027	364,416
1,194,000	Term Loan, (1M SOFR + 4.25%), 8.81%, due 12/1/2027	1,171,015
2,332,525	Ingram Micro, Inc., Term Loan B, (3M USD LIBOR + 3.50%), 8.23%, due 6/30/2028	2,321,842
	Ivanti Software, Inc.
491,250	Term Loan B, (3M USD LIBOR + 4.00%), 8.73%, due 12/1/2027	403,748
1,313,425	Term Loan B, (3M USD LIBOR + 4.25%), 9.01%, due 12/1/2027	1,083,300
	Maverick Bidco, Inc.
602,413	Term Loan, (3M USD LIBOR + 3.75%), 8.58%, due 5/18/2028	571,540
245,000	Second Lien Term Loan, (3M USD LIBOR + 6.75%), 11.58%, due 5/18/2029	221,725(e)
3,020,417	McAfee, LLC, Term Loan B, (1M CME Term SOFR + 3.75%), 8.18%, due 3/1/2029	2,844,870(h)(i)
1,219,876	Netsmart Technologies, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 8.57%, due 10/1/2027	1,207,299
	Optiv Security, Inc.
2,308,761	First Lien Term Loan, (3M USD LIBOR + 3.25%), 7.15%, due 2/1/2024	2,245,755
280,000	Second Lien Term Loan, (3M USD LIBOR + 7.25%), 11.42%, due 1/31/2025	255,326
1,794,710	Polaris Newco LLC, Term Loan B, (3M USD LIBOR + 4.00%), 8.73%, due 6/2/2028	1,703,287(h)(i)
505,000	Proofpoint, Inc., Second Lien Term Loan, (3M USD LIBOR + 6.25%), 10.98%, due 8/31/2029	484,800
1,208,028	Rackspace Technology Global, Inc., Term Loan B, (3M USD LIBOR + 2.75%), 7.38%, due 2/15/2028	755,646
500,000	RealPage, Inc., Second Lien Term Loan, (1M USD LIBOR + 6.50%), 11.07%, due 4/23/2029	479,500
	Redstone Holdco 2 LP
1,668,875	Term Loan, (3M USD LIBOR + 4.75%), 9.57%, due 4/27/2028	1,344,279
480,000	Second Lien Term Loan, (3M USD LIBOR + 4.75%), 12.56%, due 4/27/2029	270,000
463,579	Riverbed Technology, Inc., Term Loan, (3M USD LIBOR + 6.00%), 10.54%, due 12/7/2026	199,571
1,423,962	S2P Acquisition Borrower, Inc., Term Loan, (1M CME Term SOFR + 4.00%), 8.66%, due 8/14/2026	1,412,399
1,168,200	Storable, Inc., Term Loan B, (1M CME Term SOFR + 3.50%, 3M CME Term SOFR + 3.50%), 8.06% – 8.29%, due 4/17/2028	1,138,119(g)
1,017,450	Token Buyer, Inc., Term Loan B, (3M CME Term SOFR + 6.00%), 10.73%, due 5/31/2029	951,316(e)
	Ultimate Software Group, Inc. (The)
1,421,005	Term Loan, (3M USD LIBOR + 3.25%), 8.03%, due 5/4/2026	1,396,322
1,565,000	Second Lien Term Loan, (3M USD LIBOR + 5.25%), 10.03%, due 5/3/2027	1,492,055
	Vision Solutions, Inc.
873,771	Term Loan, (3M USD LIBOR + 4.00%), 8.82%, due 4/24/2028	765,860
835,000	Second Lien Term Loan, (3M USD LIBOR + 7.25%), 12.07%, due 4/23/2029	637,906
		39,052,474
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Entertainment 0.9%
$ 997,826	888 Acquisitions Limited, Term Loan B, (3M CME Term SOFR + 5.25%), 9.93%, due 7/1/2028	$ 858,130
2,395,000	Formula One Holdings Limited., Term Loan B, (1M CME Term SOFR + 3.25%), 7.81%, due 1/15/2030	2,400,485
990,025	Great Canadian Gaming Corporation, Term Loan, (3M USD LIBOR + 4.00%), 8.75%, due 11/1/2026	983,224
		4,241,839
Equipment Leasing 0.2%
1,163,350	PECF USS Intermediate Holding III Corporation, Term Loan B, (1M USD LIBOR + 4.25%), 8.82%, due 12/15/2028	991,616
Financial Intermediaries 5.7%
1,106,000	Apex Group Treasury LLC, Term Loan, (3M USD LIBOR + 3.75%), 8.26%, due 7/27/2028	1,082,498
972,563	AssuredPartners, Inc., Term Loan B4, (1M CME Term SOFR + 4.25%), 8.81%, due 2/12/2027	971,755(h)(i)
	Asurion LLC
2,785,000	Second Lien Term Loan B3, (1M USD LIBOR + 5.25%), 9.82%, due 1/31/2028	2,312,942
1,375,000	Second Lien Term Loan B4, (1M USD LIBOR + 5.25%), 9.82%, due 1/20/2029	1,147,273
2,374,322	Blackstone Mortgage Trust, Inc., Term Loan B4, (1M CME Term SOFR + 3.50%), 8.06%, due 5/9/2029	2,344,643(e)
1,146,362	Camelot U.S. Acquisition LLC, Term Loan B, (1M USD LIBOR + 3.00%), 7.52%, due 10/30/2026	1,144,574
2,543,625	Citco Group Limited (The), Term Loan B, (3M CME Term SOFR + 3.50%), 8.17%, due 4/19/2028	2,543,625(e)
	Edelman Financial Center, LLC
710,000	Second Lien Term Loan, (1M USD LIBOR + 6.75%), 11.32%, due 7/20/2026	665,625
1,410,693	Term Loan B, (1M USD LIBOR + 3.50%), 8.07%, due 4/7/2028	1,380,011
2,423,925	Focus Financial Partners, LLC, Term Loan B5, (1M CME Term SOFR + 3.25%), 7.81%, due 6/30/2028	2,421,986
1,396,500	Galaxy US Opco, Inc., Term Loan, (3M CME Term SOFR + 4.75%), 9.31%, due 4/29/2029	1,269,069
1,153,765	GT Polaris, Inc., Term Loan, (3M USD LIBOR + 3.75%), 8.58%, due 9/24/2027	1,092,616
2,130,000	Guggenheim Partners, LLC, Term Loan B, (3M CME Term SOFR + 3.25%), 7.83%, due 12/12/2029	2,127,870(h)(i)
1,071,900	Mediaocean LLC, Term Loan, (1M USD LIBOR + 3.50%), 8.07%, due 12/15/2028	1,009,933
1,491,263	OEG Borrower, LLC, Term Loan, (3M CME Term SOFR + 5.00%), 9.60%, due 6/18/2029	1,476,350(e)
	Sedgwick Claims Management Services, Inc.
728,575	Term Loan B, (1M USD LIBOR + 3.75%), 8.32%, due 9/3/2026	727,358
245,913	Term Loan B3, (1M USD LIBOR + 4.25%), 8.82%, due 9/3/2026	245,809
2,320,000	Starwood Property Trust, Inc., Term Loan B, (1M CME Term SOFR + 3.25%), 7.81%, due 11/18/2027	2,303,574
		26,267,511
Food Products 0.8%
2,320,000	Nomad Foods Europe Midco Limited, Term Loan B, (3M CME Term SOFR + 3.75%), 8.23%, due 11/12/2029	2,324,199
667,317	Sovos Brands Intermediate, Inc., Term Loan, (3M USD LIBOR + 3.50%), 8.33%, due 6/8/2028	654,999
510,900	WOOF Holdings, Inc., First Lien Term Loan, (1M USD LIBOR + 3.75%), 8.26%, due 12/21/2027	485,355(e)
		3,464,553
Health Care 9.4%
3,510,731	Athenahealth, Inc., Term Loan B, (1M CME Term SOFR + 3.50%), 8.01%, due 2/15/2029	3,320,554
1,811,076	Auris Luxembourg III S.a.r.l., Term Loan B2, (3M USD LIBOR + 3.75%, 6M USD LIBOR + 3.75%), 8.50% – 8.68%, due 2/27/2026	1,643,171(g)
	Aveanna Healthcare, LLC
1,019,094	Term Loan B, (1M USD LIBOR + 3.75%), 8.30%, due 7/17/2028	826,740(h)(i)
905,000	Second Lien Term Loan, (1M USD LIBOR + 7.00%), 11.55%, due 12/10/2029	579,200(e)
804,813	Bella Holding Company, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 8.41%, due 5/10/2028	783,018
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Health Care – cont'd
	Confluent Health, LLC
$ 1,025,038	Term Loan B, (1M USD LIBOR + 4.00%), 8.57%, due 11/30/2028	$ 879,821
160,034	Term Loan, (1M USD LIBOR + 4.00%), 8.57%, due 11/30/2028	137,362
1,607,850	Confluent Medical Technologies, Inc., Term Loan, (3M CME Term SOFR + 3.75%), 8.33%, due 2/16/2029	1,555,595(e)
1,980,286	Curium BidCo S.a r.l., Term Loan, (3M USD LIBOR + 4.25%), 8.98%, due 12/2/2027	1,975,335(e)
1,215,813	Electron BidCo, Inc., Term Loan, (1M USD LIBOR + 3.00%), 7.57%, due 11/1/2028	1,207,557
	Envision Healthcare Corporation
1,071,686	Term Loan, (3M CME Term SOFR + 3.75%), 8.33%, due 3/31/2027	262,563
2,278,881	Term Loan, (3M CME Term SOFR + 4.25%), 8.83%, due 3/31/2027	905,855
413,346	Term Loan, (3M CME Term SOFR + 7.88%), 12.61%, due 3/31/2027	360,644
515,038	Heartland Dental, LLC, First Lien Term Loan, (1M USD LIBOR + 3.75%), 8.32%, due 4/30/2025	492,289(h)(i)
1,680,000	Impala Bidco 0 Limited, Term Loan, (1M SOFR + 4.60%), 8.90%, due 6/8/2028	1,545,600(e)
842,175	Insulet Corporation, Term Loan B, (3M CME Term SOFR + 3.25%), 7.93%, due 5/4/2028	840,600
	MedAssets Software Intermediate Holdings, Inc.
1,285,538	Term Loan, (1M USD LIBOR + 4.00%), 8.57%, due 12/18/2028	1,160,198
860,000	Second Lien Term Loan, (1M USD LIBOR + 6.75%), 11.32%, due 12/17/2029	588,025
798,950	Medline Borrower, LP, Term Loan B, (1M USD LIBOR + 3.25%), 7.82%, due 10/23/2028	774,870
3,158,515	MPH Acquisition Holdings LLC, Term Loan B, (3M USD LIBOR + 4.25%), 8.98%, due 9/1/2028	2,834,262
	National Mentor Holdings, Inc.
588,848	Term Loan, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 8.32% – 8.48%, due 3/2/2028	429,494(g)
19,242	Term Loan C, (3M USD LIBOR + 3.75%), 8.48%, due 3/2/2028	14,035
410,000	Second Lien Term Loan, (3M USD LIBOR + 7.25%), 11.98%, due 3/2/2029	264,450
1,622,298	Navicure, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 8.57%, due 10/22/2026	1,609,125
1,220,775	Parexel International Corporation, First Lien Term Loan, (1M USD LIBOR + 3.25%), 7.82%, due 11/15/2028	1,209,812
1,608,352	Pearl Intermediate Parent LLC, Second Lien Term Loan, (1M USD LIBOR + 6.25%), 10.82%, due 2/13/2026	1,447,517
1,738,752	PetVet Care Centers, LLC, Term Loan B3, (1M USD LIBOR + 3.50%), 8.07%, due 2/14/2025	1,647,902(h)(i)
736,875	Project Ruby Ultimate Parent Corp., Term Loan, (1M USD LIBOR + 3.25%), 7.82%, due 3/10/2028	710,281
428,475	Quantum Health, Inc., Term Loan, (1M USD LIBOR + 4.50%), 9.07%, due 12/22/2027	377,058(e)
849,719	RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (3M USD LIBOR + 3.75%), 8.58%, due 11/16/2025	824,466
888,288	Sharp Midco LLC, Term Loan B, (3M USD LIBOR + 4.00%), 8.73%, due 12/31/2028	870,522(e)
215,000	Sound Inpatient Physicians, Second Lien Term Loan, (3M USD LIBOR + 6.75%), 11.58%, due 6/26/2026	165,550
1,445,277	Southern Veterinary Partners, LLC, Term Loan, (1M USD LIBOR + 4.00%), 8.57%, due 10/5/2027	1,393,796
	Summit Behavioral Healthcare LLC
1,617,775	First Lien Term Loan, (3M USD LIBOR + 4.75%), 9.45%, due 11/24/2028	1,536,886(e)
360,000	Second Lien Term Loan, (3M USD LIBOR + 7.75%), 12.45%, due 11/26/2029	316,800(e)
4,108,410	Team Health Holdings, Inc., Term Loan B, (1M CME Term SOFR + 5.25%), 9.81%, due 3/2/2027	3,399,710
	Team Services Group
1,337,431	Term Loan, (6M USD LIBOR + 5.00%), 9.93%, due 12/20/2027	1,297,308
75,000	Second Lien Term Loan, (6M USD LIBOR + 9.00%), 13.93%, due 12/18/2028	70,500(e)
	U.S. Anesthesia Partners, Inc.
1,247,813	Term Loan, (1M USD LIBOR + 4.25%), 8.62%, due 10/1/2028	1,188,928
345,000	Second Lien Term Loan, (1M USD LIBOR + 7.50%), 11.87%, due 10/1/2029	315,675(e)
1,398,051	Verscend Holding Corp., Term Loan B, (1M USD LIBOR + 4.00%), 8.57%, due 8/27/2025	1,394,053
		43,157,127
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Health Care Providers & Services 0.2%
$ 975,150	AEA International Holdings (Lux) S.a.r.l., Term Loan B, (3M USD LIBOR + 3.75%), 8.50%, due 9/7/2028	$971,493(e)
Home Furnishings 0.2%
494,737	Hoffmaster Group, Inc., First Lien Term Loan, (3M USD LIBOR + 4.00%), 8.73%, due 11/21/2023	446,500
341,666	Weber-Stephen Products LLC, Term Loan B, (1M USD LIBOR + 3.25%), 7.82%, due 10/30/2027	298,274
		744,774
Independent Power & Renewable Electricity Producers 0.3%
	Parkway Generation, LLC
1,077,301	Term Loan B, (1M CME Term SOFR + 4.75%), 9.43%, due 2/18/2029	1,061,141
139,986	Term Loan C, (1M CME Term SOFR + 4.75%), 9.43%, due 2/18/2029	137,641
		1,198,782
Industrial Equipment 5.7%
	Apex Tool Group, LLC
1,139,275	Term Loan, (1M CME Term SOFR + 5.25%), 9.83%, due 2/8/2029	993,311
455,000	Second Lien Term Loan, (3M CME Term SOFR + 10.00%), 14.66%, due 2/8/2030	370,065
1,514,475	AZZ, Inc., Term Loan B, (1M CME Term SOFR + 4.25%), 8.91%, due 5/13/2029	1,514,202
	BCPE Empire Holdings, Inc.
1,346,086	Term Loan B, (1M USD LIBOR + 4.00%), 8.57%, due 6/11/2026	1,327,295
648,450	Term Loan, (1M USD LIBOR + 4.00%), 8.57%, due 6/11/2026	638,924
1,890,000	Chart Industries, Inc., Term Loan B, (USD LIBOR), due 12/7/2029	1,890,794(h)(i)
1,860,297	Circor International, Inc., Term Loan B, (1M USD LIBOR + 5.50%), 10.07%, due 12/20/2028	1,827,742
1,722,600	CMBF LLC, Term Loan, (1M USD LIBOR + 6.00%), 10.46%, due 8/2/2028	1,558,953(e)
814,834	Crosby US Acquisition Corp., Term Loan B, (3M USD LIBOR + 4.75%), 9.50%, due 6/26/2026	791,921
	Engineered Machinery Holdings, Inc.
1,934,480	Term Loan, (3M USD LIBOR + 3.75%), 8.48%, due 5/19/2028	1,922,738
330,000	Second Lien Term Loan, (3M USD LIBOR + 6.00%), 10.73%, due 5/21/2029	298,650
500,000	Second Lien Term Loan, (3M USD LIBOR + 6.50%), 11.23%, due 5/21/2029	451,665
	Fluid-Flow Products, Inc.
1,119,442	Term Loan, (3M USD LIBOR + 3.75%), 8.48%, due 3/31/2028	1,092,508
550,000	Second Lien Term Loan, (3M USD LIBOR + 6.75%), 11.48%, due 3/29/2029	514,250
2,134,650	Gates Global LLC, Term Loan B4, (1M CME Term SOFR + 3.50%), 8.06%, due 11/16/2029	2,134,650
1,389,763	Groupe Solmax, Inc., Term Loan, (3M USD LIBOR + 4.75%), 9.48%, due 5/29/2028	1,158,715
1,022,438	Hayward Industries, Inc., Term Loan, (1M CME Term SOFR + 3.25%), 7.91%, due 5/30/2028	999,433(e)
1,901,050	Madison IAQ LLC, Term Loan, (3M USD LIBOR + 3.25%), 7.99%, due 6/21/2028	1,815,902
1,633,961	Pro Mach Group, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 8.57%, due 8/31/2028	1,627,833
1,394,762	Restaurant Technologies, Inc., Term Loan B, (3M CME Term SOFR + 4.25%), 8.83%, due 4/2/2029	1,387,035
537,403	SPX Flow, Inc., Term Loan, (1M CME Term SOFR + 4.50%), 9.16%, due 4/5/2029	517,057
1,121,929	Star US Bidco LLC, Term Loan B, (3M USD LIBOR + 4.25%), 8.98%, due 3/17/2027	1,099,490(e)
		25,933,133
Internet 0.3%
1,301,738	WatchGuard Technologies Inc., Term Loan, (1M CME Term SOFR + 5.25%), 9.81%, due 7/2/2029	1,262,685
Leisure Goods - Activities - Movies 1.4%
347,013	Banijay Entertainment S.A.S, Term Loan, (1M USD LIBOR + 3.75%), 8.12%, due 3/1/2025	346,364
743,138	Carnival Corporation, Term Loan B, (1M USD LIBOR + 3.00%), 7.57%, due 6/30/2025	730,400
995,000	Creative Artists Agency, LLC, Term Loan B2, (1M CME Term SOFR + 4.25%), 8.81%, due 11/27/2026	986,294
361,162	Emerald Expositions Holding, Inc., Term Loan B, (1M USD LIBOR + 2.50%), 7.07%, due 5/22/2024	353,668
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Leisure Goods - Activities - Movies – cont'd
	Motion Finco S.a.r.l.
$ 694,363	Term Loan B1, (3M USD LIBOR + 3.25%), 7.98%, due 11/12/2026	$ 683,655
93,138	Term Loan B2, (3M USD LIBOR + 3.25%), 7.98%, due 11/12/2026	91,701
2,181,282	Playtika Holding Corp., Term Loan, (1M USD LIBOR + 2.75%), 7.32%, due 3/13/2028	2,159,971(h)(i)
1,020,773	UFC Holdings, LLC, Term Loan B, (3M USD LIBOR + 2.75%), 7.57%, due 4/29/2026	1,014,710
		6,366,763
Lodging & Casinos 2.4%
1,120,813	Alterra Mountain Company, Term Loan, (1M USD LIBOR + 3.50%), 8.07%, due 8/17/2028	1,116,609
672,500	Aristocrat Technologies, Inc., Term Loan B, (3M CME Term SOFR + 2.25%), 6.93%, due 5/24/2029	671,780
1,675,000	Four Seasons Hotels Limited, Term Loan B, (1M CME Term SOFR + 3.25%), 7.91%, due 11/30/2029	1,680,863
3,470,000	GVC Holdings (Gibraltar) Limited, Term Loan B2, (3M CME Term SOFR + 3.50%), 8.18%, due 10/31/2029	3,472,603
1,655,850	Scientific Games Holdings LP, Term Loan B, (3M CME Term SOFR + 3.50%), 8.10%, due 4/4/2029	1,626,691
	Stars Group Holdings B.V. (The)
845,000	Term Loan, (USD LIBOR), due 7/21/2026	843,082(h)(i)
1,491,263	Term Loan B, (3M CME Term SOFR + 3.25%), 8.09%, due 7/22/2028	1,493,320
		10,904,948
Nonferrous Metals - Minerals 1.6%
3,020,128	Covia Holdings Corporation, Term Loan, (3M USD LIBOR + 4.00%), 8.78%, due 7/31/2026	2,965,011(h)(i)
1,293,744	Ozark Holdings LLC, Term Loan B, (1M USD LIBOR + 3.75%), 8.13%, due 12/16/2027	1,177,307
3,415,697	U.S. Silica Company, Term Loan B, (1M USD LIBOR + 4.00%), 8.63%, due 5/1/2025	3,403,367
		7,545,685
Oil & Gas 4.0%
1,953,603	AL GCX Holdings, LLC, Term Loan B, (3M CME Term SOFR + 3.75%), 8.53%, due 5/17/2029	1,954,013
1,185,437	AL NGPL Holdings, LLC, Term Loan B, (3M USD LIBOR + 3.75%), 8.38%, due 4/14/2028	1,185,437
1,974,713	BCP Renaissance Parent LLC, Term Loan B3, (1M CME Term SOFR + 3.50%), 8.06%, due 10/31/2026	1,969,065
1,281,621	Brazos Delaware II, LLC, Term Loan B, (1M USD LIBOR + 4.00%), 8.51%, due 5/21/2025	1,281,083
1,681,912	CQP Holdco LP, Term Loan B, (3M USD LIBOR + 3.75%), 8.48%, due 6/5/2028	1,683,594
1,246,760	Freeport LNG Investments, LLLP, Term Loan B, (3M USD LIBOR + 3.50%), 8.31%, due 12/21/2028	1,207,798
1,039,500	Medallion Midland Acquisition, LLC, Term Loan, (3M CME Term SOFR + 3.75%), 8.59%, due 10/18/2028	1,038,201
1,861,140	Oryx Midstream Services Permian Basin LLC, Term Loan B, (3M USD LIBOR + 3.25%), 7.92%, due 10/5/2028	1,854,160(h)(i)
3,061,878	Prairie ECI Acquiror LP, Term Loan B, (1M USD LIBOR + 4.75%), 9.32%, due 3/11/2026	3,016,379(h)(i)
1,782,000	TransMontaigne Operating Company L.P., Term Loan B, (1M USD LIBOR + 3.50%), 8.01% – 8.05%, due 11/17/2028	1,774,480(g)
1,250,309	Waterbridge Midstream Operating LLC, Term Loan B, (3M USD LIBOR + 5.75%), 10.57%, due 6/22/2026	1,235,856
		18,200,066
Packaging 0.5%
1,343,000	Reynolds Group Holdings, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 7.82%, due 9/24/2028	1,336,285
975,150	Ring Container Technologies Group, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 8.07%, due 8/12/2028	975,150
		2,311,435
Pipelines 0.3%
1,600,988	M6 ETX Holdings II Midco LLC, Term Loan B, (3M CME Term SOFR + 4.50%), 9.16%, due 9/19/2029	1,598,314
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Professional Services 0.3%
$ 1,346,400	Vaco Holdings, LLC, Term Loan, (3M CME Term SOFR + 5.00%), 9.73%, due 1/21/2029	$1,320,590
Property & Casualty Insurance 0.5%
878,875	Alliant Holdings Intermediate, LLC, Term Loan B4, (1M USD LIBOR + 3.50%), 8.01%, due 11/6/2027	876,880
1,382,500	Broadstreet Partners, Inc., Term Loan B2, (1M USD LIBOR + 3.25%), 7.82%, due 1/27/2027	1,360,034
		2,236,914
Publishing 0.6%
	Ascend Learning, LLC
2,179,861	Term Loan, (1M USD LIBOR + 3.50%), 8.07%, due 12/11/2028	2,075,293
725,000	Second Lien Term Loan, (1M USD LIBOR + 5.75%), 10.32%, due 12/10/2029	626,864
		2,702,157
Radio & Television 0.2%
292,032	Diamond Sports Group, LLC, Second Lien Term Loan, (3M CME Term SOFR + 3.25%), 8.03%, due 8/24/2026	22,025
755,000	iHeartCommunications, Inc., Term Loan, (1M USD LIBOR + 3.00%), 7.57%, due 5/1/2026	742,414
		764,439
Regional Malls 0.1%
400,733	Brookfield Property REIT, Inc., First Lien Term Loan B, (1M CME Term SOFR + 2.50%), 7.16%, due 8/27/2025	398,229
Retail 0.1%
630,000	LIDS Holdings, Inc., Term Loan, (1M CME Term SOFR + 5.50%, 3M CME Term SOFR + 5.50%), 10.08%–10.15%, due 12/14/2026	592,200(e)(g)
Retailers (except food & drug) 2.7%
	CNT Holdings I Corp.
1,545,696	Term Loan, (3M CME Term SOFR + 3.50%), 8.13%, due 11/8/2027	1,524,196
655,000	Second Lien Term Loan, (3M USD LIBOR + 6.75%), 11.38%, due 11/6/2028	626,069
860,071	EG America LLC, Term Loan, (3M USD LIBOR + 4.00%), 8.73%, due 2/7/2025	826,881
884,633	EG Group Limited, Term Loan, (3M USD LIBOR), 8.98%, due 3/31/2026	851,459
3,247,448	Great Outdoors Group, LLC, Term Loan B1, (1M USD LIBOR + 3.75%), 8.32%, due 3/6/2028	3,188,182
1,983,758	Les Schwab Tire Centers, Term Loan B, (3M USD LIBOR + 3.25%), 6.58%, due 11/2/2027	1,976,319(e)
1,036,538	Petco Health and Wellness Company, Inc., Term Loan B, (3M CME Term SOFR + 3.25%), 7.98%, due 3/3/2028	1,024,773
2,348,594	PetSmart, Inc., Term Loan B, (1M CME Term SOFR + 3.75%), 8.41%, due 2/11/2028	2,329,523
		12,347,402
Software 1.2%
2,405,000	CDK Global, Inc., Term Loan B, (3M CME Term SOFR + 4.50%), 9.08%, due 7/6/2029	2,398,242
495,000	Cloudera, Inc., Second Lien Term Loan, (1M USD LIBOR + 6.00%), 10.57%, due 10/8/2029	434,362(e)
1,197,900	ConnectWise, LLC, Term Loan B, (1M USD LIBOR + 3.50%), 8.07%, due 9/29/2028	1,151,781
	Renaissance Holding Corp.
480,000	Second Lien Term Loan, (1M USD LIBOR + 7.00%), 11.57%, due 5/29/2026	455,002
1,164,150	Term Loan, (1M CME Term SOFR + 4.50%), 8.90%, due 3/30/2029	1,145,524
		5,584,911
Specialty Retail 0.3%
1,216,927	Fanatics Commerce Intermediate Holdco, LLC, Term Loan B, (1M USD LIBOR + 3.25%), 7.80%, due 11/24/2028	1,213,374
Steel 0.5%
897,750	ChampionX Corporation, Term Loan B1, (1M CME Term SOFR + 3.25%), 7.75%, due 6/7/2029	895,506
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Steel – cont'd
$ 1,257,311	TMS International Corp., Term Loan B2, (1M USD LIBOR + 2.75%, 3M USD LIBOR + 2.75%), 7.32% – 7.58%, due 8/14/2024	$ 1,246,837(g)
		2,142,343
Surface Transport 1.6%
1,662,438	Avis Budget Car Rental, LLC, Term Loan C, (1M CME Term SOFR + 3.50%), 8.16%, due 3/16/2029	1,658,281
	Hertz Corporation, (The)
1,608,117	Term Loan B, (1M USD LIBOR + 3.25%), 7.82%, due 6/30/2028	1,599,707(h)(i)
307,684	Term Loan C, (1M USD LIBOR + 3.25%), 7.82%, due 6/30/2028	306,074(h)(i)
	Kenan Advantage Group, Inc.
1,271,562	Term Loan B1, (1M USD LIBOR + 3.75%), 8.32%, due 3/24/2026	1,254,956
335,000	Second Lien Term Loan, (1M USD LIBOR + 7.25%), 11.82%, due 9/1/2027	309,038
2,564,448	PAI Holdco, Inc., Term Loan B, (3M USD LIBOR + 3.75%), 8.58%, due 10/28/2027	2,346,470
		7,474,526
Telecommunications 2.5%
427,270	CenturyLink, Inc., Term Loan B, (1M USD LIBOR + 2.25%), 6.82%, due 3/15/2027	412,619
1,175,000	Ciena Corporation, Term Loan B, (3M CME Term SOFR +2.50%), 6.98%, due 1/18/2030	1,173,531(h)(i)
1,257,300	Cincinnati Bell, Inc., Term Loan B2, (1M CME Term SOFR + 3.25%), 7.91%, due 11/22/2028	1,249,970
1,503,877	Connect Finco Sarl, Term Loan B, (1M CME Term SOFR + 3.50%), 8.07%, due 12/11/2026	1,491,350
1,441,292	Consolidated Communications, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 8.13%, due 10/2/2027	1,295,102
1,491,354	Frontier Communications Corp., First Lien Term Loan, (3M USD LIBOR + 3.75%), 8.50%, due 5/1/2028	1,459,200
	GTT Communications, Inc.
261,043	Term Loan, (1M CME Term SOFR + 7.00%), 11.66%, due 12/30/2027	205,354(h)(i)
206,954	Term Loan, (3M CME Term SOFR + 9.00%), 13.54%, due 6/30/2028	93,130(h)(i)
330,000	Telesat Canada, Term Loan B5, (3M USD LIBOR + 2.75%), 7.58%, due 12/7/2026	150,645
1,890,500	ViaSat, Inc., Term Loan, (1M CME Term SOFR + 4.50%), 9.18%, due 3/2/2029	1,886,360
918,375	Voyage Australia Pty Limited, Term Loan B, (3M USD LIBOR + 3.50%), 8.40%, due 7/20/2028	905,747
	Zayo Group Holdings, Inc.
615,875	Term Loan, (1M USD LIBOR + 3.00%), 7.57%, due 3/9/2027	515,413
803,925	Term Loan B, (1M CME Term SOFR + 4.25%), 8.81%, due 3/9/2027	686,480
		11,524,901
Transportation 0.9%
893,250	ASP Dream Acquisition Co., LLC, Term Loan B, (1M CME Term SOFR + 4.25%), 8.91%, due 12/15/2028	875,385
	LaserShip, Inc.
878,875	Term Loan, (3M USD LIBOR + 4.50%), 9.23%, due 5/7/2028	648,996
350,000	Second Lien Term Loan, (3M USD LIBOR + 7.50%), 12.23%, due 5/7/2029	217,000
1,390,000	Latam Airlines Group S.A., Term Loan B, (3M CME Term SOFR + 9.50%), 14.28%, due 10/11/2027	1,404,776(e)
	Worldwide Express Operations, LLC
950,400	First Lien Term Loan, (3M USD LIBOR + 4.00%), 8.73%, due 7/26/2028	898,575
320,000	Second Lien Term Loan, (3M USD LIBOR + 7.00%), 11.73%, due 7/26/2029	264,000
		4,308,732
Utilities 2.6%
255,514	APLP Holdings Limited Partnership, Term Loan B, (3M USD LIBOR + 3.75%), 8.48%, due 5/14/2027	254,954
1,482,425	Artera Services, LLC, Term Loan, (3M USD LIBOR + 3.50%), 8.23%, due 3/6/2025	1,235,053
558,056	CPV Maryland Holding Company II, LLC, Term Loan B, (1M USD LIBOR + 4.00%), 8.57%, due 5/11/2028	552,827
513,490	Eastern Power, LLC, Term Loan B, (3M USD LIBOR + 3.75%), 8.48%, due 10/2/2025	453,925
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Utilities – cont'd
$ 238,248	Edgewater Generation, L.L.C., Term Loan, (1M USD LIBOR + 3.75%), 8.32%, due 12/13/2025	$ 226,962
2,841,147	Granite Generation LLC, Term Loan B, (1M USD LIBOR + 3.75%), 8.32%, due 11/9/2026	2,764,094(h)(i)
427,786	Kestrel Acquisition, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 8.82%, due 6/2/2025	415,757
	Lightstone Holdco LLC
2,077,096	Term Loan B, (1M CME Term SOFR + 5.75%), 10.31%, due 1/29/2027	1,838,230(h)(i)
117,479	Term Loan C, (1M CME Term SOFR + 5.75%), 10.31%, due 1/29/2027	103,969(h)(i)
	Lonestar II Generation Holdings LLC
1,010,956	Term Loan B, (1M USD LIBOR + 5.00%), 9.57%, due 4/20/2026	993,476
167,409	Term Loan C, (1M USD LIBOR + 5.00%), 9.57%, due 4/20/2026	164,515
638,106	Nautilus Power, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 8.82%, due 5/16/2024	469,921
844,313	Osmose Utilities Services, Inc., Term Loan, (1M USD LIBOR + 3.25%), 7.82%, due 6/23/2028	811,773
	USIC Holdings, Inc.
1,234,375	Term Loan, (1M USD LIBOR + 3.50%), 8.07%, due 5/12/2028	1,197,603
250,000	Second Lien Term Loan, (1M USD LIBOR + 6.50%), 11.07%, due 5/14/2029	234,610
454,125	West Deptford Energy Holdings, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 8.32%, due 8/3/2026	327,978
		12,045,647
Total Loan Assignments (Cost $410,468,205)		394,493,704

Convertible Bonds 0.3%
Media 0.3%
1,275,000	DISH Network Corp., 2.38%, due 3/15/2024 (Cost $1,248,555)	1,181,288
Number of Shares

Common Stocks 0.2%
Business Equipment & Services 0.1%
21,820	Brock Holdings III, Inc.	196,380*#(e)(f)
IT Services 0.0%(j)
4,020	Riverbed Technology, Inc.	40*(e)
Materials 0.1%
39,703	Covia Holdings LLC	502,918*
Media 0.0%(j)
17,308	iHeartMedia, Inc. Class A	134,137*
Total Common Stocks (Cost $1,056,613)		833,475
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 3.3%
Investment Companies 3.3%
15,252,889	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.18%(k)(Cost $15,252,889)	$15,252,889
Total Investments 98.8% (Cost $471,733,725)		452,634,303
Other Assets Less Liabilities 1.2%		5,627,775(l)
Net Assets 100.0%		$458,262,078

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2023, these securities amounted to $38,489,990, which represents 8.4% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2023 and changes periodically.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2023 amounted to $1,249,480, which represents 0.3% of net assets of the
Fund.

(d)	Payment-in-kind (PIK) security.
(e)	Value determined using significant unobservable inputs.
(f)
Security fair valued as of January 31, 2023 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2023 amounted to $710,959, which represents
0.2% of net assets of the Fund.

(g)	The stated interest rates represent the range of rates at January 31, 2023 of the underlying contracts within the Loan Assignment.
(h)	All or a portion of this security was purchased on a delayed delivery basis.
(i)	All or a portion of this security had not settled as of January 31, 2023 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(j)	Represents less than 0.05% of net assets of the Fund.
(k)	Represents 7-day effective yield as of January 31, 2023.
(l)	As of January 31, 2023, the value of unfunded loan commitments was $460,191 for the Fund (see Notes to Schedule of Investments).
#   These securities have been deemed by Management to be illiquid, and are subject to restrictions on resale. At January 31, 2023, these securities amounted to $710,959, which represents 0.2% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 1/31/2023	Fair Value Percentage of Net Assets as of 1/31/2023
Brock Holdings III, Inc.	10/31/2017	$403,016	$196,380	0.1%
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 1/31/2023	Fair Value Percentage of Net Assets as of 1/31/2023
Brock Holdings Notes 2022	10/31/2017	$445,282	$514,579	0.1%
Total		$848,298	$710,959	0.2%
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$365,007,847	79.6%
Luxembourg	12,165,635	2.6%
Canada	9,910,189	2.2%
United Kingdom	9,524,380	2.1%
Cayman Islands	9,491,777	2.1%
France	8,551,275	1.9%
Netherlands	6,270,115	1.4%
Gibraltar	3,472,603	0.7%
Jersey	2,282,557	0.5%
Sweden	1,713,060	0.4%
Denmark	1,643,171	0.4%
Spain	1,601,775	0.3%
Australia	1,577,527	0.3%
Ireland	1,493,320	0.3%
Chile	1,404,776	0.3%
Germany	805,246	0.2%
Finland	466,161	0.1%
Short-Term Investments and Other Assets—Net	21,085,129	4.6%
	$458,262,078	100.0%
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Asset-Backed Securities	$—	$11,368,723	$—	$11,368,723
Corporate Bonds
Engineering & Construction	—	542,900	514,579	1,057,479
Other Corporate Bonds#	—	28,446,745	—	28,446,745
Total Corporate Bonds	—	28,989,645	514,579	29,504,224
Loan Assignments
Aerospace & Defense	—	11,433,048	3,211,133	14,644,181
Building Materials	—	6,490,413	1,435,097	7,925,510
Business Equipment & Services	—	30,619,140	3,536,068	34,155,208
Cable & Satellite Television	—	7,063,838	2,509,763	9,573,601
Chemicals	—	3,270,292	1,994,074	5,264,366
Clothing - Textiles	—	3,404,799	202,500	3,607,299
Communication Services	—	—	747,747	747,747
Diversified Financial Services	—	853,318	803,237	1,656,555
Ecological Services & Equipment	—	—	1,217,907	1,217,907
Electronics - Electrical	—	36,792,649	2,259,825	39,052,474
Financial Intermediaries	—	19,902,893	6,364,618	26,267,511
Food Products	—	2,979,198	485,355	3,464,553
Health Care	—	34,013,956	9,143,171	43,157,127
Health Care Providers & Services	—	—	971,493	971,493
Industrial Equipment	—	22,275,257	3,657,876	25,933,133
Retail	—	—	592,200	592,200
Retailers (except food & drug)	—	10,371,083	1,976,319	12,347,402
Software	—	5,150,549	434,362	5,584,911
Telecommunications	—	10,258,240	1,266,661	11,524,901
Transportation	—	3,216,347	1,092,385	4,308,732
Other Loan Assignments#	—	142,496,893	—	142,496,893
Total Loan Assignments	—	350,591,913	43,901,791	394,493,704
Convertible Bonds#	—	1,181,288	—	1,181,288
Common Stocks
Business Equipment & Services	—	—	196,380	196,380
IT Services	—	—	40	40
Materials	—	502,918	—	502,918
Other Common Stocks#	134,137	—	—	134,137
Total Common Stocks	134,137	502,918	196,420	833,475
Short-Term Investments	—	15,252,889	—	15,252,889
Total Investments	$134,137	$407,887,376	$44,612,790	$452,634,303

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
(000's omitted)	Beginning balance as of 11/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2023
Investments in Securities:
Corporate Bonds(1)	$515	$—	$—	$—	$—	$—	$—	$—	$515	$—
Loan Assignments(2)	41,792	23	(57)	910	2,845	(2,531)	16,121	(15,201)	43,902	794
Common Stocks(1)(2)	197	—	—	(1)	—	—	—	—	196	(1)
Total	$42,504	$23	$(57)	$909	$2,845	$(2,531)	$16,121	$(15,201)	$44,613	$793

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 1/31/2023	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$196,380	Market Approach	Enterprise value/ EBITDA multiple(c) (EV/EBITDA)	11.0x	11.0x	Increase
Corporate Bonds	514,479	Market Approach	Transaction price	100.00	100.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(2) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)
January 31, 2023

Principal Amount		Value
Asset-Backed Securities 2.9%
$1,000,000	37 Capital CLO Ltd., Ser. 2021-1A, Class E, (3M USD LIBOR + 7.20%), 11.99%, due 10/15/2034	$ 895,531(a)(b)
500,000	AIG CLO Ltd., Ser. 2019-1A, Class ER, (3M CME Term SOFR + 6.70%), 11.33%, due 4/18/2035	450,215(a)(b)
1,000,000	Apidos CLO XXXI, Ser. 2019-31A, Class DR, (3M USD LIBOR + 3.10%), 7.89%, due 4/15/2031	941,347(a)(b)
1,000,000	Ballyrock CLO 23 Ltd., Ser. 2023-23A, Class C, (3M CME Term SOFR + 5.20%), due 4/25/2036	1,000,000(a)(b)(c)
1,000,000	Barings CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.00%), 10.79%, due 7/18/2029	909,326(a)(b)
1,000,000	Bristol Park CLO Ltd., Ser. 2016-1A, Class ER, (3M USD LIBOR + 7.00%), 11.79%, due 4/15/2029	893,719(a)(b)
2,000,000	Canyon Capital CLO Ltd., Ser. 2021-2A, Class D, (3M USD LIBOR + 3.35%), 8.14%, due 4/15/2034	1,888,919(a)(b)
1,350,000	Crown City CLO II, Ser. 2020-2A, Class DR, (3M CME Term SOFR + 7.11%), 11.75%, due 4/20/2035	1,188,008(a)(b)
1,222,200	Galaxy XV CLO Ltd., Ser. 2013-15A, Class ER, (3M USD LIBOR + 6.65%), 11.44%, due 10/15/2030	1,015,765(a)(b)
800,000	Galaxy XXII CLO Ltd., Ser. 2016-22A, Class DRR, (3M USD LIBOR + 3.35%), 8.14%, due 4/16/2034	757,953(a)(b)
1,000,000	Galaxy XXVII CLO Ltd., Ser. 2018-27A, Class D, (3M USD LIBOR + 2.75%), 7.39%, due 5/16/2031	965,029(a)(b)
650,000	Gilbert Park CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.40%), 11.19%, due 10/15/2030	572,755(a)(b)
2,000,000	KKR CLO Ltd., Ser. 23, Class D, (3M USD LIBOR + 3.10%), 7.91%, due 10/20/2031	1,897,322(a)(b)
1,500,000	Madison Park Funding XI Ltd., Ser. 2013-11A, Class DR, (3M USD LIBOR + 3.25%), 8.07%, due 7/23/2029	1,457,858(a)(b)
1,350,000	Madison Park Funding XXIX Ltd., Ser. 2018-29A, Class D, (3M USD LIBOR + 3.00%), 7.79%, due 10/18/2030	1,277,019(a)(b)
2,000,000	Morgan Stanley Eaton Vance CLO Ltd., Ser. 2022-17A, Class D, (3M CME Term SOFR + 4.95%), 9.59%, due 7/20/2035	1,901,057(a)(b)
750,000	OCP CLO Ltd., Ser. 2023-26A, Class D, (3M CME Term SOFR + 5.35%), due 4/17/2036	750,000(a)(b)(c)
2,000,000	Octagon Investment Partners 39 Ltd., Ser. 2018-3A, Class D, (3M USD LIBOR + 2.95%), 7.76%, due 10/20/2030	1,852,366(a)(b)
600,000	Post CLO Ltd., Ser. 2018-1A, Class E, (3M USD LIBOR + 5.87%), 10.66%, due 4/16/2031	532,240(a)(b)
875,000	Sandstone Peak Ltd., Ser. 2021-1A, Class E, (3M USD LIBOR + 6.80%), 11.59%, due 10/15/2034	807,914(a)(b)
1,000,000	Signal Peak CLO 10 Ltd., Ser. 2021-10A, Class D, (3M USD LIBOR + 3.20%), 8.02%, due 1/24/2035	898,563(a)(b)
500,000	Voya CLO Ltd., Ser. 2019-2A, Class E, (3M USD LIBOR + 6.60%), 11.41%, due 7/20/2032	454,968(a)(b)
Total Asset-Backed Securities (Cost $23,868,960)		23,307,874

Corporate Bonds 88.2%
Aerospace & Defense 0.9%
1,705,000	Spirit AeroSystems, Inc., 9.38%, due 11/30/2029	1,852,943(a)
TransDigm, Inc.
1,120,000	6.25%, due 3/15/2026	1,119,605(a)
2,160,000	6.38%, due 6/15/2026	2,132,968
1,775,000	7.50%, due 3/15/2027	1,788,818
6,894,334
Air Transportation 3.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
9,673,000	5.50%, due 4/20/2026	9,482,683(a)
7,180,000	5.75%, due 4/20/2029	6,944,655(a)
Latam Airlines Group SA
1,240,000	13.38%, due 10/15/2027	1,329,900(a)
990,000	13.38%, due 10/15/2029	1,068,745(a)
United Airlines, Inc.
2,650,000	4.38%, due 4/15/2026	2,515,737(a)
1,755,000	4.63%, due 4/15/2029	1,600,753(a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Air Transportation – cont'd
	VistaJet Malta Finance PLC/XO Management Holding, Inc.
$2,805,000	7.88%, due 5/1/2027	$ 2,720,850(a)
2,940,000	6.38%, due 2/1/2030	2,592,786(a)
		28,256,109
Auto Loans 1.4%
	Ford Motor Credit Co. LLC
1,710,000	4.06%, due 11/1/2024	1,656,116
1,810,000	4.39%, due 1/8/2026	1,737,292
2,400,000	6.95%, due 3/6/2026	2,454,192
1,405,000	(SOFR + 2.95%), 7.26%, due 3/6/2026	1,416,213(b)
1,885,000	4.13%, due 8/17/2027	1,738,498
1,480,000	7.35%, due 11/4/2027	1,552,150
925,000	5.11%, due 5/3/2029	876,629
		11,431,090
Auto Parts & Equipment 0.7%
1,060,000	Adient Global Holdings Ltd., 4.88%, due 8/15/2026	1,006,374(a)
945,000	Dana, Inc., 4.50%, due 2/15/2032	797,117
	Goodyear Tire & Rubber Co.
2,055,000	5.00%, due 5/31/2026	1,988,192
630,000	5.25%, due 4/30/2031	538,981
1,130,000	IHO Verwaltungs GmbH, 6.38% Cash/7.13% PIK, due 5/15/2029	988,693(a)(d)
		5,319,357
Automakers 0.9%
	Ford Motor Co.
2,075,000	9.63%, due 4/22/2030	2,442,483
1,342,000	7.45%, due 7/16/2031	1,439,504
565,000	5.29%, due 12/8/2046	465,972
	Jaguar Land Rover Automotive PLC
895,000	5.88%, due 1/15/2028	761,115(a)
2,495,000	5.50%, due 7/15/2029	1,989,663(a)
		7,098,737
Banking 0.8%
2,190,000	Bank of America Corp., Ser. TT, 6.13%, due 4/27/2027	2,192,190(e)(f)
2,435,000	JPMorgan Chase & Co., Ser. HH, 4.60%, due 2/1/2025	2,288,900(e)(f)
1,110,000	PNC Financial Services Group, Inc., Ser. T, 3.40%, due 9/15/2026	946,275(e)(f)
860,000	Truist Financial Corp., Ser. P, 4.95%, due 9/1/2025	851,400(e)(f)
		6,278,765
Brokerage 0.2%
	LPL Holdings, Inc.
850,000	4.63%, due 11/15/2027	808,894(a)
815,000	4.00%, due 3/15/2029	729,425(a)
		1,538,319
Building & Construction 1.9%
	Global Infrastructure Solutions, Inc.
5,465,000	5.63%, due 6/1/2029	4,481,300(a)
1,570,000	7.50%, due 4/15/2032	1,334,736(a)
2,635,000	KB Home, 7.25%, due 7/15/2030	2,630,877
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Building & Construction – cont'd
Mattamy Group Corp.
$570,000	5.25%, due 12/15/2027	$ 521,550(a)
1,235,000	4.63%, due 3/1/2030	1,041,587(a)
1,250,000	MDC Holdings, Inc., 2.50%, due 1/15/2031	954,268
2,540,000	Shea Homes LP/Shea Homes Funding Corp., 4.75%, due 2/15/2028	2,263,496
1,020,000	Toll Brothers Finance Corp., 3.80%, due 11/1/2029	916,265
905,000	Tri Pointe Homes, Inc., 5.25%, due 6/1/2027	851,478
14,995,557
Building Materials 2.1%
1,955,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	1,942,463(a)
Builders FirstSource, Inc.
610,000	5.00%, due 3/1/2030	568,761(a)
1,750,000	6.38%, due 6/15/2032	1,713,304(a)
2,895,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	2,722,024(a)
2,380,000	Cornerstone Building Brands, Inc., 6.13%, due 1/15/2029	1,782,906(a)
Jeld-Wen, Inc.
2,380,000	4.63%, due 12/15/2025	2,106,300(a)
2,760,000	4.88%, due 12/15/2027	2,255,168(a)
610,000	Masonite Int'l Corp., 5.38%, due 2/1/2028	570,972(a)
1,550,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	1,288,778(a)
2,395,000	Standard Industries, Inc., 4.38%, due 7/15/2030	2,047,416(a)
16,998,092
Cable & Satellite Television 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
6,340,000	5.00%, due 2/1/2028	5,919,975(a)
2,055,000	6.38%, due 9/1/2029	1,983,075(a)
1,830,000	4.75%, due 3/1/2030	1,599,036(a)
2,660,000	4.50%, due 8/15/2030	2,272,864(a)
1,775,000	4.25%, due 2/1/2031	1,478,664(a)
2,300,000	4.50%, due 5/1/2032	1,903,250
1,150,000	4.25%, due 1/15/2034	896,482(a)
CSC Holdings LLC
935,000	5.50%, due 4/15/2027	823,455(a)
12,555,000	5.75%, due 1/15/2030	7,909,650(a)
1,925,000	4.63%, due 12/1/2030	1,138,257(a)
1,730,000	5.00%, due 11/15/2031	1,037,844(a)
DISH DBS Corp.
590,000	5.25%, due 12/1/2026	508,506(a)
2,675,000	5.13%, due 6/1/2029	1,701,006
1,225,000	DISH Network Corp., 11.75%, due 11/15/2027	1,273,020(a)
1,085,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, due 9/15/2028	565,274(a)
31,010,358
Chemicals 2.3%
2,645,000	Avient Corp., 7.13%, due 8/1/2030	2,664,702(a)
710,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, due 6/15/2027	670,950(a)
NOVA Chemicals Corp.
935,000	4.88%, due 6/1/2024	920,975(a)
2,445,000	5.25%, due 6/1/2027	2,274,046(a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Chemicals – cont'd
Olympus Water U.S. Holding Corp.
$1,115,000	7.13%, due 10/1/2027	$ 1,092,700(a)
1,230,000	4.25%, due 10/1/2028	1,031,739(a)
1,290,000	6.25%, due 10/1/2029	1,070,661(a)
1,825,000	PMHC II, Inc., 9.00%, due 2/15/2030	1,406,462(a)
2,790,000	SCIH Salt Holdings, Inc., 6.63%, due 5/1/2029	2,386,008(a)
870,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	797,407(a)
1,605,000	Tronox, Inc., 4.63%, due 3/15/2029	1,372,275(a)
WR Grace Holdings LLC
480,000	4.88%, due 6/15/2027	445,344(a)
2,650,000	5.63%, due 8/15/2029	2,208,775(a)
18,342,044
Consumer - Commercial Lease Financing 2.3%
1,142,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	1,116,682(a)(e)
1,705,000	Ally Financial, Inc., 5.75%, due 11/20/2025	1,694,520
1,310,000	Avolon Holdings Funding Ltd., 5.25%, due 5/15/2024	1,294,254(a)
7,622,905	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	6,956,540(a)(d)
820,000	OneMain Finance Corp., 3.88%, due 9/15/2028	688,800
Springleaf Finance Corp.
3,390,000	7.13%, due 3/15/2026	3,367,812
1,960,000	6.63%, due 1/15/2028	1,909,569
1,200,000	5.38%, due 11/15/2029	1,050,720
18,078,897
Consumer-Commercial-Lease Financing 1.0%
7,765,000	OneMain Finance Corp., 3.50%, due 1/15/2027	6,753,346
1,580,000	Springleaf Finance Corp., 6.88%, due 3/15/2025	1,575,039
8,328,385
Department Stores 0.3%
Macy's Retail Holdings LLC
965,000	5.88%, due 4/1/2029	897,464(a)
1,205,000	5.88%, due 3/15/2030	1,099,888(a)
845,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, due 4/1/2026	806,860(a)
2,804,212
Diversified Capital Goods 0.9%
Regal Rexnord Corp.
2,200,000	6.05%, due 2/15/2026	2,235,693(a)
2,575,000	6.05%, due 4/15/2028	2,614,180(a)
3,145,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	2,608,243(a)
7,458,116
Electric - Generation 3.0%
Calpine Corp.
525,000	5.13%, due 3/15/2028	475,341(a)
1,710,000	4.63%, due 2/1/2029	1,486,137(a)
2,034,000	5.00%, due 2/1/2031	1,742,953(a)
2,670,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	2,346,137(a)
NRG Energy, Inc.
1,765,000	5.25%, due 6/15/2029	1,592,912(a)
1,055,000	3.63%, due 2/15/2031	835,666(a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Electric - Generation – cont'd
$2,030,000	Sunnova Energy Corp., 5.88%, due 9/1/2026	$ 1,827,000(a)
1,940,000	TransAlta Corp., 7.75%, due 11/15/2029	1,994,908
4,145,000	Vistra Corp., 7.00%, due 12/15/2026	3,875,575(a)(e)(f)
Vistra Operations Co. LLC
1,455,000	5.50%, due 9/1/2026	1,417,087(a)
2,165,000	5.63%, due 2/15/2027	2,090,809(a)
4,645,000	4.38%, due 5/1/2029	4,084,549(a)
23,769,074
Electronics 0.7%
980,000	Amkor Technology, Inc., 6.63%, due 9/15/2027	984,038(a)
778,000	Clarios Global L.P., 6.75%, due 5/15/2025	782,722(a)
Sensata Technologies BV
2,715,000	4.00%, due 4/15/2029	2,436,713(a)
1,465,000	5.88%, due 9/1/2030	1,437,531(a)
5,641,004
Energy - Exploration & Production 5.5%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
625,000	7.00%, due 11/1/2026	595,702(a)
1,134,000	9.00%, due 11/1/2027	1,397,655(a)
2,550,000	8.25%, due 12/31/2028	2,497,041(a)
4,640,000	5.88%, due 6/30/2029	4,084,360(a)
Callon Petroleum Co.
2,110,000	8.00%, due 8/1/2028	2,108,861(a)
1,490,000	7.50%, due 6/15/2030	1,441,575(a)
3,675,000	Chesapeake Energy Corp., 6.75%, due 4/15/2029	3,623,734(a)
Comstock Resources, Inc.
3,065,000	6.75%, due 3/1/2029	2,827,462(a)
3,800,000	5.88%, due 1/15/2030	3,258,500(a)
1,555,000	Crescent Energy Finance LLC, 9.25%, due 2/15/2028	1,552,590(a)(c)
Hilcorp Energy I L.P./Hilcorp Finance Co.
955,000	6.25%, due 11/1/2028	917,287(a)
967,000	5.75%, due 2/1/2029	899,310(a)
1,350,000	6.00%, due 4/15/2030	1,255,032(a)
1,673,000	6.00%, due 2/1/2031	1,547,023(a)
3,455,000	Northern Oil and Gas, Inc., 8.13%, due 3/1/2028	3,441,456(a)
Occidental Petroleum Corp.
2,095,000	6.13%, due 1/1/2031	2,186,531
3,715,000	7.50%, due 5/1/2031	4,132,937
2,265,000	6.20%, due 3/15/2040	2,288,691
1,140,000	PDC Energy, Inc., 5.75%, due 5/15/2026	1,102,528
1,810,000	Permian Resources Operating LLC, 5.88%, due 7/1/2029	1,696,518(a)
1,560,000	Rockcliff Energy II LLC, 5.50%, due 10/15/2029	1,483,935(a)
44,338,728
Food - Wholesale 1.2%
Performance Food Group, Inc.
960,000	6.88%, due 5/1/2025	967,440(a)
2,715,000	5.50%, due 10/15/2027	2,613,174(a)
3,015,000	Pilgrim's Pride Corp., 4.25%, due 4/15/2031	2,615,513(a)
1,405,000	TreeHouse Foods, Inc., 4.00%, due 9/1/2028	1,171,770
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Food - Wholesale – cont'd
U.S. Foods, Inc.
$1,065,000	6.25%, due 4/15/2025	$ 1,066,928(a)
1,220,000	4.75%, due 2/15/2029	1,116,049(a)
9,550,874
Food & Drug Retailers 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
335,000	5.88%, due 2/15/2028	327,462(a)
1,030,000	3.50%, due 3/15/2029	888,375(a)
965,000	4.88%, due 2/15/2030	887,642(a)
2,103,479
Forestry & Paper 0.3%
1,970,000	Ahlstrom-Munksjo Holding 3 Oy, 4.88%, due 2/4/2028	1,685,022(a)
1,415,000	Glatfelter Corp., 4.75%, due 11/15/2029	990,500(a)
2,675,522
Gaming 1.5%
Caesars Entertainment, Inc.
685,000	6.25%, due 7/1/2025	682,361(a)
1,310,000	7.00%, due 2/15/2030	1,332,925(a)(c)
445,000	Churchill Downs, Inc., 5.50%, due 4/1/2027	431,582(a)
615,000	Everi Holdings, Inc., 5.00%, due 7/15/2029	556,483(a)
825,000	Golden Entertainment, Inc., 7.63%, due 4/15/2026	830,156(a)
1,075,000	Midwest Gaming Borrower LLC, 4.88%, due 5/1/2029	940,670(a)
930,000	Penn Entertainment, Inc., 5.63%, due 1/15/2027	874,200(a)
2,255,000	Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, due 11/1/2026	2,097,150(a)
2,130,000	SC Games Holdings L.P./U.S. FinCo LLC, 6.63%, due 3/1/2030	1,897,351(a)
1,689,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/2025	1,641,307(a)
1,225,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, due 10/1/2029	1,093,312(a)
12,377,497
Gas Distribution 8.7%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.
915,000	7.88%, due 5/15/2026	939,019(a)
1,285,000	5.75%, due 3/1/2027	1,246,450(a)
Buckeye Partners L.P.
1,435,000	4.35%, due 10/15/2024	1,388,797
3,045,000	4.50%, due 3/1/2028	2,779,317(a)
2,485,000	5.85%, due 11/15/2043	1,901,025
2,390,000	5.60%, due 10/15/2044	1,822,590
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
245,000	5.75%, due 4/1/2025	241,533
966,000	5.63%, due 5/1/2027	923,216(a)
1,335,000	6.00%, due 2/1/2029	1,266,471(a)
1,239,000	8.00%, due 4/1/2029	1,257,542(a)
4,290,000	DCP Midstream LLC, 5.85%, due 5/21/2043	4,236,375(a)(e)
915,000	DT Midstream, Inc., 4.13%, due 6/15/2029	802,913(a)
1,780,000	EnLink Midstream LLC, 6.50%, due 9/1/2030	1,813,375(a)
EnLink Midstream Partners L.P.
300,000	5.60%, due 4/1/2044	251,277
1,005,000	5.05%, due 4/1/2045	790,078
942,000	5.45%, due 6/1/2047	783,594
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Gas Distribution – cont'd
EQM Midstream Partners L.P.
$865,000	6.00%, due 7/1/2025	$ 851,601(a)
925,000	7.50%, due 6/1/2027	924,979(a)
520,000	6.50%, due 7/1/2027	510,645(a)
1,610,000	4.50%, due 1/15/2029	1,412,067(a)
910,000	7.50%, due 6/1/2030	908,863(a)
EQT Midstream Partners L.P.
955,000	4.13%, due 12/1/2026	863,935
1,222,000	5.50%, due 7/15/2028	1,127,295
Genesis Energy L.P./Genesis Energy Finance Corp.
1,350,000	6.50%, due 10/1/2025	1,326,375
1,630,000	6.25%, due 5/15/2026	1,557,662
1,285,000	8.00%, due 1/15/2027	1,268,552
1,600,000	7.75%, due 2/1/2028	1,546,208
1,085,000	8.88%, due 4/15/2030	1,102,631
5,670,000	Harvest Midstream I L.P., 7.50%, due 9/1/2028	5,577,863(a)
3,345,000	Howard Midstream Energy Partners LLC, 6.75%, due 1/15/2027	3,261,375(a)
3,985,000	ITT Holdings LLC, 6.50%, due 8/1/2029	3,461,969(a)
1,485,000	Kinetik Holdings L.P., 5.88%, due 6/15/2030	1,410,750(a)
New Fortress Energy, Inc.
1,940,000	6.75%, due 9/15/2025	1,855,873(a)
5,040,000	6.50%, due 9/30/2026	4,637,606(a)
2,615,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	2,615,000(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
1,640,000	5.75%, due 4/15/2025	1,410,400
4,620,000	8.50%, due 10/15/2026	4,498,725(a)
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
740,000	7.50%, due 10/1/2025	749,129(a)
645,000	6.00%, due 3/1/2027	611,526(a)
1,955,000	5.50%, due 1/15/2028	1,800,330(a)
1,235,000	6.00%, due 12/31/2030	1,124,813(a)
1,225,000	6.00%, due 9/1/2031	1,102,500(a)
69,962,244
Health Facilities 0.7%
CHS/Community Health Systems, Inc.
730,000	5.63%, due 3/15/2027	646,196(a)
492,000	8.00%, due 12/15/2027	463,707(a)
40,000	6.00%, due 1/15/2029	35,110(a)
1,765,000	5.25%, due 5/15/2030	1,424,214(a)
675,000	Encompass Health Corp., 4.50%, due 2/1/2028	630,079
Tenet Healthcare Corp.
1,080,000	4.63%, due 7/15/2024	1,065,150
1,265,000	6.13%, due 10/1/2028	1,182,876
5,447,332
Health Services 1.5%
325,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	269,266(a)
Consensus Cloud Solutions, Inc.
765,000	6.00%, due 10/15/2026	731,067(a)
3,698,000	6.50%, due 10/15/2028	3,462,105(a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Health Services – cont'd
DaVita, Inc.
$75,000	4.63%, due 6/1/2030	$ 63,188(a)
4,035,000	3.75%, due 2/15/2031	3,137,212(a)
2,905,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	782,681(a)
2,580,000	Team Health Holdings, Inc., 6.38%, due 2/1/2025	1,700,086(a)
1,635,000	U.S. Acute Care Solutions LLC, 6.38%, due 3/1/2026	1,479,021(a)
35,000	Verscend Escrow Corp., 9.75%, due 8/15/2026	35,122(a)
11,659,748
Hotels 0.2%
765,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, due 6/1/2025	775,519(a)
810,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 8/15/2028	747,067(a)
1,522,586
Insurance Brokerage 2.2%
6,683,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	6,250,810(a)
630,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	552,614(a)
AssuredPartners, Inc.
2,910,000	7.00%, due 8/15/2025	2,861,549(a)
2,435,000	5.63%, due 1/15/2029	2,082,850(a)
3,820,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	3,374,244(a)
1,321,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	1,297,103(a)
1,355,000	HUB Int'l Ltd., 7.00%, due 5/1/2026	1,341,491(a)
17,760,661
Investments & Misc. Financial Services 0.5%
950,000	Bank of New York Mellon Corp., Ser. H, 3.70%, due 3/20/2026	878,124(e)(f)
1,380,000	CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	1,256,649(a)
MSCI, Inc.
1,890,000	4.00%, due 11/15/2029	1,719,900(a)
550,000	3.25%, due 8/15/2033	451,000(a)
4,305,673
Machinery 1.1%
25,000	Amsted Industries, Inc., 5.63%, due 7/1/2027	24,568(a)
Chart Industries, Inc.
4,270,000	7.50%, due 1/1/2030	4,366,075(a)
880,000	9.50%, due 1/1/2031	918,271(a)
760,000	Manitowoc Co., Inc., 9.00%, due 4/1/2026	747,650(a)
2,540,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	2,090,236(a)
975,000	Terex Corp., 5.00%, due 5/15/2029	910,407(a)
9,057,207
Managed Care 1.7%
Centene Corp.
3,000,000	4.63%, due 12/15/2029	2,850,180
1,425,000	3.38%, due 2/15/2030	1,252,746
830,000	HealthEquity, Inc., 4.50%, due 10/1/2029	743,099(a)
2,840,000	Molina Healthcare, Inc., 3.88%, due 5/15/2032	2,380,999(a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Managed Care – cont'd
MPH Acquisition Holdings LLC
$2,080,000	5.50%, due 9/1/2028	$ 1,726,400(a)
6,790,000	5.75%, due 11/1/2028	4,931,238(a)
13,884,662
Media Content 1.3%
2,725,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, due 8/15/2026	200,969(a)
1,370,000	iHeartCommunications, Inc., 6.38%, due 5/1/2026	1,308,898
Sirius XM Radio, Inc.
4,165,000	5.00%, due 8/1/2027	3,941,131(a)
1,205,000	4.00%, due 7/15/2028	1,072,570(a)
559,000	5.50%, due 7/1/2029	523,867(a)
1,457,000	4.13%, due 7/1/2030	1,249,567(a)
1,550,000	3.88%, due 9/1/2031	1,277,789(a)
505,000	WMG Acquisition Corp., 3.88%, due 7/15/2030	445,158(a)
10,019,949
Medical Products 1.3%
3,000,000	180 Medical, Inc., 3.88%, due 10/15/2029	2,658,784(a)
Medline Borrower L.P.
2,560,000	3.88%, due 4/1/2029	2,188,839(a)
6,195,000	5.25%, due 10/1/2029	5,186,982(a)
10,034,605
Metals - Mining Excluding Steel 0.9%
First Quantum Minerals Ltd.
1,385,000	7.50%, due 4/1/2025	1,363,800(a)
1,100,000	6.88%, due 10/15/2027	1,066,312(a)
535,000	FMG Resources August 2006 Pty Ltd., 4.38%, due 4/1/2031	470,800(a)
Hudbay Minerals, Inc.
2,435,000	4.50%, due 4/1/2026	2,243,244(a)
2,290,000	6.13%, due 4/1/2029	2,114,586(a)
7,258,742
Oil Field Equipment & Services 0.5%
950,000	Nabors Industries Ltd., 7.25%, due 1/15/2026	923,875(a)
1,995,000	Nabors Industries, Inc., 7.38%, due 5/15/2027	1,997,593(a)
955,000	Transocean, Inc., 8.75%, due 2/15/2030	984,605(a)
3,906,073
Packaging 3.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
1,965,000	6.00%, due 6/15/2027	1,959,498(a)
375,000	4.00%, due 9/1/2029	310,072(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2,800,000	4.13%, due 8/15/2026	2,555,000(a)
3,745,000	5.25%, due 8/15/2027	3,066,724(a)
430,000	Ball Corp., 5.25%, due 7/1/2025	427,897
1,630,000	Berry Global Escrow Corp., 5.63%, due 7/15/2027	1,601,475(a)
2,285,000	BWAY Holding Co., 7.25%, due 4/15/2025	2,230,731(a)
455,000	Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, due 9/30/2026	434,822
2,455,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, due 9/15/2028	2,168,570(a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Packaging – cont'd
$3,725,000	Mauser Packaging Solutions Holding Co., 7.88%, due 8/15/2026	$ 3,757,594(a)(c)
2,950,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	2,621,938(a)
180,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer, Inc., 4.00%, due 10/15/2027	161,550(a)
1,150,000	Sealed Air Corp., 6.13%, due 2/1/2028	1,160,235(a)
665,000	Trident TPI Holdings, Inc., 9.25%, due 8/1/2024	649,085(a)
Trivium Packaging Finance BV
1,335,000	5.50%, due 8/15/2026	1,281,520(a)
3,135,000	8.50%, due 8/15/2027	3,015,055(a)
27,401,766
Personal & Household Products 0.7%
925,000	CD&R Smokey Buyer, Inc., 6.75%, due 7/15/2025	839,437(a)
Coty, Inc.
1,745,000	5.00%, due 4/15/2026	1,670,837(a)
690,000	6.50%, due 4/15/2026	680,202(a)
1,825,000	Diamond BC BV, 4.63%, due 10/1/2029	1,535,172(a)
655,000	Energizer Holdings, Inc., 6.50%, due 12/31/2027	638,789(a)
5,364,437
Pharmaceuticals 0.6%
Catalent Pharma Solutions, Inc.
895,000	3.13%, due 2/15/2029	740,380(a)
215,000	3.50%, due 4/1/2030	177,644(a)
1,700,000	Grifols Escrow Issuer SA, 4.75%, due 10/15/2028	1,478,354(a)
2,370,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 4/30/2031	2,139,612(a)
4,535,990
Printing & Publishing 0.3%
McGraw-Hill Ed., Inc.
1,505,000	5.75%, due 8/1/2028	1,322,345(a)
1,630,000	8.00%, due 8/1/2029	1,397,725(a)
2,720,070
Real Estate Development & Management 1.4%
Realogy Group LLC/Realogy Co-Issuer Corp.
4,825,000	5.75%, due 1/15/2029	3,751,630(a)
9,790,000	5.25%, due 4/15/2030	7,342,500(a)
11,094,130
Real Estate Investment Trusts 3.6%
2,325,000	American Finance Trust, Inc./American Finance Operating Partner L.P., 4.50%, due 9/30/2028	1,766,064(a)
505,000	Blackstone Mortgage Trust, Inc., 3.75%, due 1/15/2027	445,440(a)
EPR Properties
860,000	4.50%, due 4/1/2025	829,943
1,070,000	3.75%, due 8/15/2029	889,191
1,100,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, due 1/15/2032	912,031
Hospitality Properties Trust
2,032,000	4.35%, due 10/1/2024	1,916,176
1,615,000	3.95%, due 1/15/2028	1,229,919
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Real Estate Investment Trusts – cont'd
Iron Mountain, Inc.
$3,351,000	4.88%, due 9/15/2027	$ 3,155,101(a)
2,759,000	5.25%, due 3/15/2028	2,623,533(a)
1,305,000	5.00%, due 7/15/2028	1,199,965(a)
895,000	4.88%, due 9/15/2029	808,306(a)
1,000,000	5.25%, due 7/15/2030	904,940(a)
MPT Operating Partnership L.P./MPT Finance Corp.
3,330,000	5.25%, due 8/1/2026	3,029,201
1,285,000	5.00%, due 10/15/2027	1,086,256
1,985,000	RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, due 2/15/2029	1,764,273(a)
1,430,000	RLJ Lodging Trust L.P., 4.00%, due 9/15/2029	1,199,341(a)
1,355,000	Starwood Property Trust, Inc., 3.75%, due 12/31/2024	1,286,806(a)
1,015,000	VICI Properties L.P./VICI Note Co., Inc., 4.13%, due 8/15/2030	907,904(a)
3,040,000	XHR L.P., 6.38%, due 8/15/2025	2,994,631(a)
28,949,021
Recreation & Travel 2.0%
Carnival Corp.
1,125,000	7.63%, due 3/1/2026	1,023,750(a)
1,490,000	5.75%, due 3/1/2027	1,236,700(a)
1,200,000	9.88%, due 8/1/2027	1,233,000(a)
1,955,000	Carnival Holdings Bermuda Ltd., 10.38%, due 5/1/2028	2,111,400(a)
725,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 6.50%, due 10/1/2028	702,608
1,600,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	1,569,440(a)
218,000	Motion Bondco Designated Activity Co., 6.63%, due 11/15/2027	197,286(a)
NCL Corp. Ltd.
995,000	3.63%, due 12/15/2024	934,056(a)
870,000	5.88%, due 3/15/2026	752,533(a)
1,265,000	5.88%, due 2/15/2027	1,176,134(a)
4,870,000	Royal Caribbean Cruises Ltd., 5.50%, due 4/1/2028	4,188,200(a)
1,205,000	Six Flags Entertainment Corp., 5.50%, due 4/15/2027	1,135,785(a)
16,260,892
Restaurants 0.4%
1011778 BC ULC/New Red Finance, Inc.
150,000	3.50%, due 2/15/2029	131,241(a)
1,620,000	4.00%, due 10/15/2030	1,379,025(a)
1,995,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, due 2/1/2026	1,838,273(a)
3,348,539
Software - Services 4.3%
3,360,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	2,839,200(a)
2,155,000	Central Parent, Inc./Central Merger Sub, Inc., 7.25%, due 6/15/2029	2,149,382(a)
5,590,000	Endurance Int'l Group Holdings, Inc., 6.00%, due 2/15/2029	3,972,455(a)
1,080,000	Fair Isaac Corp., 5.25%, due 5/15/2026	1,072,170(a)
Gen Digital, Inc.
1,175,000	6.75%, due 9/30/2027	1,191,509(a)
985,000	7.13%, due 9/30/2030	1,000,071(a)
1,500,000	Match Group, Inc., 5.63%, due 2/15/2029	1,410,160(a)
4,385,000	McAfee Corp., 7.38%, due 2/15/2030	3,642,169(a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Software - Services – cont'd
Open Text Corp.
$750,000	3.88%, due 2/15/2028	$ 651,720(a)
935,000	3.88%, due 12/1/2029	777,593(a)
1,745,000	Open Text Holdings, Inc., 4.13%, due 12/1/2031	1,417,708(a)
4,685,000	Presidio Holdings, Inc., 8.25%, due 2/1/2028	4,503,456(a)
Rackspace Technology Global, Inc.
1,885,000	3.50%, due 2/15/2028	1,133,356(a)
9,410,000	5.38%, due 12/1/2028	3,467,020(a)
3,815,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	3,514,569(a)
1,485,000	Ziff Davis, Inc., 4.63%, due 10/15/2030	1,315,799(a)
34,058,337
Specialty Retail 0.5%
395,000	Abercrombie & Fitch Management Co., 8.75%, due 7/15/2025	398,950(a)
205,000	Asbury Automotive Group, Inc., 4.63%, due 11/15/2029	180,900(a)
1,845,000	Foot Locker, Inc., 4.00%, due 10/1/2029	1,559,911(a)
1,670,000	PetSmart, Inc./PetSmart Finance Corp., 7.75%, due 2/15/2029	1,641,177(a)
3,780,938
Steel Producers - Products 1.0%
Allegheny Technologies, Inc.
1,275,000	5.88%, due 12/1/2027	1,230,238
945,000	4.88%, due 10/1/2029	864,798
Carpenter Technology Corp.
75,000	6.38%, due 7/15/2028	73,875
2,195,000	7.63%, due 3/15/2030	2,252,948
5,015,000	TMS Int'l Corp., 6.25%, due 4/15/2029	3,766,959(a)
8,188,818
Support - Services 5.7%
195,000	APi Escrow Corp., 4.75%, due 10/15/2029	173,868(a)
970,000	APi Group DE, Inc., 4.13%, due 7/15/2029	839,681(a)
APX Group, Inc.
2,665,000	6.75%, due 2/15/2027	2,611,727(a)
3,880,000	5.75%, due 7/15/2029	3,356,454(a)
4,029,000	ASGN, Inc., 4.63%, due 5/15/2028	3,675,676(a)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
1,400,000	5.75%, due 7/15/2027	1,315,912(a)
2,700,000	5.38%, due 3/1/2029	2,413,800(a)
3,485,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	3,264,678(a)
Garda World Security Corp.
635,000	4.63%, due 2/15/2027	577,920(a)
1,455,000	7.75%, due 2/15/2028	1,475,006(a)
2,150,000	6.00%, due 6/1/2029	1,794,605(a)
2,585,000	GYP Holdings III Corp., 4.63%, due 5/1/2029	2,179,608(a)
Hertz Corp.
990,000	4.63%, due 12/1/2026	881,100(a)
2,095,000	5.00%, due 12/1/2029	1,712,662(a)
1,105,000	Korn/Ferry Int'l, 4.63%, due 12/15/2027	1,038,700(a)
600,000	PECF USS Intermediate Holding III Corp., 8.00%, due 11/15/2029	457,500(a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Support - Services – cont'd
Prime Security Services Borrower LLC/Prime Finance, Inc.
$3,170,000	5.75%, due 4/15/2026	$ 3,106,725(a)
3,540,000	6.25%, due 1/15/2028	3,357,336(a)
1,015,000	SRS Distribution, Inc., 6.13%, due 7/1/2029	872,809(a)
3,060,000	Summer BC Bidco B LLC, 5.50%, due 10/31/2026	2,515,055(a)
United Rentals N.A., Inc.
1,450,000	5.25%, due 1/15/2030	1,402,875
925,000	4.00%, due 7/15/2030	832,630
2,120,000	3.75%, due 1/15/2032	1,833,122
1,805,000	Univar Solutions USA, Inc., 5.13%, due 12/1/2027	1,745,306(a)
1,855,000	White Cap Parent LLC, 8.25% Cash/9.00% PIK, due 3/15/2026	1,692,687(a)(d)
775,000	ZipRecruiter, Inc., 5.00%, due 1/15/2030	674,250(a)
45,801,692
Technology Hardware & Equipment 1.3%
1,030,000	Ciena Corp. Co., 4.00%, due 1/31/2030	901,250(a)
190,000	CommScope Finance LLC, 8.25%, due 3/1/2027	161,604(a)
CommScope Technologies LLC
469,000	6.00%, due 6/15/2025	444,157(a)
6,150,000	5.00%, due 3/15/2027	4,695,387(a)
1,160,000	CommScope, Inc., 4.75%, due 9/1/2029	965,538(a)
3,645,000	Imola Merger Corp., 4.75%, due 5/15/2029	3,171,150(a)
10,339,086
Telecom - Wireless 0.9%
Sprint Capital Corp.
1,845,000	6.88%, due 11/15/2028	1,973,849
1,250,000	8.75%, due 3/15/2032	1,543,750
Sprint LLC
420,000	7.13%, due 6/15/2024	428,888
345,000	7.63%, due 2/15/2025	358,091
T-Mobile USA, Inc.
1,190,000	4.75%, due 2/1/2028	1,178,720
1,665,000	3.38%, due 4/15/2029	1,517,532
7,000,830
Telecom - Wireline Integrated & Services 5.6%
4,795,000	Altice France Holding SA, 6.00%, due 2/15/2028	3,235,241(a)
3,785,000	Altice France SA, 5.50%, due 1/15/2028	3,143,518(a)
1,950,000	Cablevision Lightpath LLC, 5.63%, due 9/15/2028	1,496,625(a)
Consolidated Communications, Inc.
1,165,000	5.00%, due 10/1/2028	873,980(a)
1,825,000	6.50%, due 10/1/2028	1,486,725(a)
Frontier Communications Corp.
1,065,000	5.00%, due 5/1/2028	968,245(a)
2,540,000	5.88%, due 11/1/2029	2,070,760
1,915,000	6.00%, due 1/15/2030	1,573,038(a)
2,090,000	8.75%, due 5/15/2030	2,165,762(a)
Iliad Holding SASU
1,050,000	6.50%, due 10/15/2026	994,303(a)
910,000	7.00%, due 10/15/2028	854,654(a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecom - Wireline Integrated & Services – cont'd
	Level 3 Financing, Inc.
$9,359,000	4.63%, due 9/15/2027	$ 7,928,079(a)
1,225,000	3.63%, due 1/15/2029	911,400(a)
3,515,000	3.75%, due 7/15/2029	2,569,606(a)
4,030,000	Lumen Technologies, Inc., 4.50%, due 1/15/2029	2,710,175(a)
	Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
2,255,000	4.75%, due 4/30/2027	2,046,572(a)
1,190,000	6.00%, due 2/15/2028	982,381(a)
920,000	10.75%, due 6/1/2028	860,205(a)
	Telecom Italia Capital SA
1,010,000	6.38%, due 11/15/2033	858,732
860,000	7.20%, due 7/18/2036	730,604
4,840,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, due 2/15/2029	3,363,800(a)
3,230,000	Vmed O2 UK Financing I PLC, 4.75%, due 7/15/2031	2,745,585(a)
765,000	Zayo Group Holdings, Inc., 6.13%, due 3/1/2028	525,937(a)
		45,095,927
Theaters & Entertainment 0.3%
	Live Nation Entertainment, Inc.
520,000	5.63%, due 3/15/2026	504,525(a)
2,005,000	6.50%, due 5/15/2027	2,016,103(a)
		2,520,628
Total Corporate Bonds (Cost $764,407,567)		706,569,133

Loan Assignments(b) 4.4%
Business Equipment & Services 0.1%
1,432,421	Cyxtera DC Holdings, Inc., Term Loan B, (3M USD LIBOR + 3.00%), 7.82%, due 5/1/2024	1,163,584
19,206	Service Logic Acquisition, Inc., Term Loan, (2M USD LIBOR + 4.00%, 3M USD LIBOR + 4.00%), 8.49% – 8.83%, due 10/29/2027	18,702(g)
		1,182,286
Chemicals & Plastics 0.2%
1,428,746	Ineos US Finance LLC, Term Loan B, (3M USD LIBOR), due 4/1/2024	1,430,275(h)(i)
Containers & Glass Products 0.3%
1,023,503	BWAY Holding Company, Term Loan B, (1M USD LIBOR + 3.25%), 7.62%, due 4/3/2024	1,013,268
1,432,460	Trident TPI Holdings, Inc., Term Loan B1, (3M USD LIBOR + 3.25%), 7.98%, due 10/17/2024	1,426,201
		2,439,469
Distribution - Wholesale 0.3%
2,040,000	Dealer Tire Financial, LLC, Term Loan B2, (1M CME Term SOFR + 4.50%), 9.06%, due 12/14/2027	2,039,368
Diversified Insurance 0.3%
2,438,235	Gainwell Acquisition Corp., Term Loan B, (3M USD LIBOR + 4.00%), 8.73%, due 10/1/2027	2,377,084
Financial Intermediaries 0.4%
1,129,214	Asurion LLC, Term Loan B7, (1M USD LIBOR + 3.00%), 7.57%, due 11/3/2024	1,116,330
2,009,912	Starwood Property Trust, Inc., Term Loan B2, (1M USD LIBOR + 3.25%), 7.82%, due 7/26/2026	1,994,837(j)
		3,111,167
Health Care 1.2%
5,885,000	Parexel Int'l Corporation, Second Lien Term Loan, (1M USD LIBOR + 6.50%), 11.07%, due 11/15/2029	5,531,900
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Health Care – cont'd
$1,010,000	RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (3M USD LIBOR + 3.75%), 8.58%, due 11/16/2025	$ 979,983
2,059,353	Team Health Holdings, Inc., Term Loan B, (1M CME Term SOFR + 5.25%), 9.81%, due 3/2/2027	1,704,114
1,432,727	Verscend Holding Corp., Term Loan B, (1M USD LIBOR + 4.00%), 8.57%, due 8/27/2025	1,428,630
		9,644,627
Lodging & Casinos 0.3%
2,020,000	GVC Holdings (Gibraltar) Limited, Term Loan B2, (3M CME Term SOFR + 3.50%), 8.18%, due 10/31/2029	2,021,515(h)(i)
Nonferrous Metals - Minerals 0.3%
2,362,984	U.S. Silica Company, Term Loan B, (1M USD LIBOR + 4.00%), 8.63%, due 5/1/2025	2,354,453
Oil & Gas 0.4%
1,300,000	Prairie ECI Acquiror LP, Term Loan B, (1M USD LIBOR + 4.75%), 9.32%, due 3/11/2026	1,280,682
2,096,247	Waterbridge Midstream Operating LLC, Term Loan B, (3M USD LIBOR + 5.75%), 10.57%, due 6/22/2026	2,072,014(h)(i)
		3,352,696
Retailers (except food & drug) 0.3%
2,423,138	Great Outdoors Group, LLC, Term Loan B1, (1M USD LIBOR + 3.75%), 8.32%, due 3/6/2028	2,378,916
Utilities 0.3%
	Lightstone Holdco LLC
2,789,375	Term Loan B, (1M CME Term SOFR + 5.75%), 10.31%, due 1/29/2027	2,468,596
157,763	Term Loan C, (1M CME Term SOFR + 5.75%), 10.31%, due 1/29/2027	139,621
		2,608,217
Total Loan Assignments (Cost $35,830,405)		34,940,073

Convertible Bonds 0.4%
Cable & Satellite Television 0.4%
4,410,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $4,109,052)	2,885,429
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 4.0%
Investment Companies 4.0%
32,497,850	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.18%(k) (Cost $32,497,850)	$32,497,850
Total Investments 99.9% (Cost $860,713,834)		800,200,359
Other Assets Less Liabilities 0.1%		457,761(l)
Net Assets 100.0%		$800,658,120

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2023, these securities amounted to $602,275,845, which represents 75.2% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2023 and changes periodically.
(c)	When-issued security. Total value of all such securities at January 31, 2023 amounted to $8,393,109, which represents 1.1% of net assets of the Fund.
(d)	Payment-in-kind (PIK) security.
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(g)	The stated interest rates represent the range of rates at January 31, 2023 of the underlying contracts within the Loan Assignment.
(h)	All or a portion of this security was purchased on a delayed delivery basis.
(i)	All or a portion of this security had not settled as of January 31, 2023 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(j)	Value determined using significant unobservable inputs.
(k)	Represents 7-day effective yield as of January 31, 2023.
(l)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$674,760,820	84.3%
Cayman Islands	26,613,357	3.3%
Canada	21,484,284	2.7%
United Kingdom	8,352,433	1.0%
Switzerland	5,313,636	0.7%
France	4,992,475	0.6%
Luxembourg	4,665,516	0.6%
Netherlands	4,296,575	0.5%
Zambia	2,430,112	0.3%
Ireland	2,410,936	0.3%
Chile	2,398,645	0.3%
Gibraltar	2,021,515	0.3%
Jersey	1,750,000	0.2%
Finland	1,685,022	0.2%
Italy	1,589,336	0.2%
Spain	1,478,354	0.2%
Germany	988,693	0.1%
Australia	470,800	0.1%
Short-Term Investments and Other Assets—Net	32,955,611	4.1%
	$800,658,120	100.0%
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Total return swap contracts (“total return swaps”)
At January 31, 2023, the Fund had outstanding total return swaps as follows:
Over-the-counter total return swaps—Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	iBoxx USD Liquid High Yield Index	USD	4,056,258	3/20/2023	4.31%	—%	SOFR	T/3M	$56,258	$(20,606)	$35,652
Total									$56,258	$(20,606)	$35,652

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at January 31, 2023.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Asset-Backed Securities	$—	$23,307,874	$—	$23,307,874
Corporate Bonds#	—	706,569,133	—	706,569,133
Loan Assignments
Financial Intermediaries	—	1,116,330	1,994,837	3,111,167
Other Loan Assignments#	—	31,828,906	—	31,828,906
Total Loan Assignments	—	32,945,236	1,994,837	34,940,073
Convertible Bonds#	—	2,885,429	—	2,885,429
Short-Term Investments	—	32,497,850	—	32,497,850
Total Investments	$—	$798,205,522	$1,994,837	$800,200,359

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2023
Investments in Securities:
Loan Assignments(1)	$—	$—	$—	$(13)	$2,013	$(5)	$—	$—	$1,995	$(13)
Total	$—	$—	$—	$(13)	$2,013	$(5)	$—	$—	$1,995	$(13)
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2023:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Assets	$—	$35,652	$—	$35,652
Total	$—	$35,652	$—	$35,652

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)
January 31, 2023

Principal Amount		Value
Municipal Notes 97.5%
Alabama 1.8%
$700,000	Black Belt Energy Gas Dist. (Alabama Gas Prepay Gas Supply Rev. Proj. Number 5), (LOC: Morgan Stanley), Ser. 2020-A-1, 4.00%, due 10/1/2049 Putable 10/1/2026	$ 702,025
300,000	Black Belt Energy Gas Dist. (Alabama Gas Prepay Gas Supply Rev. Proj. Number 7), (LOC: Goldman Sachs Group, Inc.), Ser. 2021-C-1, 4.00%, due 12/1/2026	301,603
500,000	Sumter Co. Ind. Dev. Au.(Green Bond-Enviva, Inc.), Ser. 2022, 6.00%, due 7/15/2052 Putable 7/15/2032	458,382
		1,462,010
American Samoa 1.0%
750,000	American Samoa Econ. Dev. Au. Gen. Rev., 5.00%, due 9/1/2038	754,317(a)
Arizona 3.8%
500,000	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.), Ser. 2016, 5.00%, due 7/1/2036	504,189(a)
1,500,000	Maricopa Co. Ind. Dev. Au. Exempt Fac. Rev. (Commercial Metals Co. Proj.), Ser. 2022, 4.00%, due 10/15/2047	1,267,761(a)
250,000	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/2025	256,532(a)
500,000	Phoenix Ind. Dev. Au. Ed. Ref. Rev. (Great Hearts Academies), Ser. 2016-A, 5.00%, due 7/1/2046	505,430
500,000	Pima Co. Ind. Dev. Au. Ed. Ref. Rev. (American Leadership Academy Proj.), Ser. 2015, 5.38%, due 6/15/2035	507,791(a)
		3,041,703
Arkansas 1.2%
990,000	Batesville Pub. Facs. Board Hosp. Rev. Ref. (White River Hlth. Sys. Inc.), Ser. 2020, 3.00%, due 6/1/2028	961,846
California 8.5%
390,000	California Co. Tobacco Securitization Agcy. Ref. Rev., Ser. 2020-B-1, 5.00%, due 6/1/2049	400,322
	California HFA Muni. Cert.
948,753	Ser. 2019-A, 4.25%, due 1/15/2035	948,067
486,567	Ser. 2021-1-A, 3.50%, due 11/20/2035	471,436
250,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Santa Rosa Academy Proj.), Ser. 2015, 5.13%, due 7/1/2035	251,707(a)
	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.)
315,000	Ser. 2015-A, 4.50%, due 10/1/2025	314,513
400,000	Ser. 2019-A, 5.00%, due 10/1/2049	376,422(a)
500,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/2031	503,406(a)
400,000	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	408,717(a)
470,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027	47,000(a)(b)
250,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Calplant I Green Bond Proj.), Ser. 2019, 7.50%, due 12/1/2039	6,181(a)(b)
250,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040	167,392(a)
500,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016, 4.75%, due 6/1/2036	485,070(a)
600,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Ed.), Ser. 2016-A, 5.00%, due 6/1/2031	604,681(a)
400,000	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/2036	400,823(a)
55,000	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01 Orinda Wilder Proj.), Ser. 2015, 4.50%, due 9/1/2025	56,669
5,000,000	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref., Ser. 2021-B-2, 0.00%, due 6/1/2066	629,527
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$600,000	Kern Comm. College Dist. No. 1 G.O., Ser. 2022-D, 5.25%, due 8/1/2040	$ 702,365
		6,774,298
Colorado 4.5%
391,000	Crystal Crossing Metro. Dist. Ref. G.O., Ser. 2016, 4.50%, due 12/1/2026	388,258
1,140,000	Denver Hlth. & Hosp. Au. Healthcare Rev. Ref., Ser. 2019-A, 4.00%, due 12/1/2040	1,027,745
500,000	Littleton Village Metro. Dist. Number 2 Ref. G.O., Ser. 2015, 5.38%, due 12/1/2045	498,891
	Park Creek Metro. Dist. Ref. Tax Allocation Rev. (Sr. Ltd. Prop. Tax Supported)
250,000	Ser. 2015-A, 5.00%, due 12/1/2034	262,056
175,000	Ser. 2015-A, 5.00%, due 12/1/2035	182,956
500,000	Ser. 2015-A, 5.00%, due 12/1/2045	515,761
800,000	Pueblo Urban Tax Increment Rev. Au. (Evraz Proj.), Ser. 2021-A, 4.75%, due 12/1/2045	672,131(a)
		3,547,798
Florida 3.2%
200,000	Cap. Trust Agcy. Sr. Living Rev. (H-Bay Ministries, Inc. Superior Residences-Third Tier), Ser. 2018-C, 7.50%, due 7/1/2053	6,000(a)(b)
500,000	Cap. Trust Agcy. Sr. Living Rev. (Wonderful Foundations Sch. Proj.), Ser. 2020-A-1, 5.00%, due 1/1/2055	414,595(a)
650,000	Florida Dev. Fin. Corp. Ed. Facs. Rev. Ref. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/2036	600,809
450,000	Florida St. Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc. Proj.), Ser. 2015-A, 6.00%, due 6/15/2035	457,395(a)
130,000	Florida St. Hsg. Fin. Corp. Rev., Ser. 2015-1, (GNMA/FNMA/FHLMC Insured), 3.75%, due 7/1/2035	128,626
	Miami Beach Hlth. Fac. Au. (Mount Sinai Med. Ctr. of Florida)
140,000	Ser. 2021-B, 4.00%, due 11/15/2038	138,276
15,000	Ser. 2021-B, 4.00%, due 11/15/2039	14,697
965,000	Village Comm. Dev. Dist. Number 13 Spec. Assessment Rev., Ser. 2019, 3.70%, due 5/1/2050	752,925
		2,513,323
Georgia 3.0%
1,400,000	Main Street Natural Gas, Inc. Gas Supply Rev., Ser. 2022, 4.00%, due 8/1/2052 Putable 11/1/2027	1,349,349(a)
1,000,000	Muni. Elec. Au. of Georgia Rev. (Plant Vogtle Units 3&4 Proj. M Bonds), Ser. 2023-A, 5.50%, due 7/1/2064	1,049,084
		2,398,433
Guam 1.1%
500,000	A.B. Won Pat Int'l Arpt. Au. Rev. Ref., Ser. 2023-A, 5.38%, due 10/1/2043	506,294(c)
350,000	Guam Pwr. Au. Rev., Ser. 2022-A, 5.00%, due 10/1/2034	391,353
		897,647
Hawaii 0.3%
250,000	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. Ref., Ser. 2015-A, 5.00%, due 1/1/2035	236,658(a)
Illinois 10.2%
	Chicago G.O.
1,000,000	Ser. 2019-A, 5.00%, due 1/1/2044	1,003,758
500,000	Ser. 2019-A, 5.50%, due 1/1/2049	519,722
700,000	Ser. 2023-A, 5.50%, due 1/1/2043	741,559
200,000	Chicago O'Hare Int'l Arpt. Rev. Ref., Ser. 2015-A, 5.00%, due 1/1/2028	207,066
500,000	Chicago O'Hare Int'l Arpt. Spec. Fac. Rev. (Trips Obligated Group), Ser. 2018, 5.00%, due 7/1/2048	501,201
500,000	Chicago Ref. G.O., Ser. 2021-A, 4.00%, due 1/1/2035	489,905
155,000	Chicago Wastewater Rev. (Second Lien Proj.), Ser. 2014, 5.00%, due 11/1/2027	159,789
500,000	Chicago Wastewater Transmission Rev. Ref. (Second Lien), Ser. 2008-C, 5.00%, due 1/1/2039	505,447
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Illinois – cont'd
$400,000	Illinois Fin. Au. Charter Sch. Rev. (Intrinsic Sch.-Belmont Sch. Proj.), Ser. 2015-A, 5.75%, due 12/1/2035	$ 413,874(a)
425,000	Illinois Fin. Au. Rev. Ref. (Rosalind Franklin Univ. of Medicine & Science), Ser. 2017-A, 5.00%, due 8/1/2047	428,471
	Illinois St. G.O.
600,000	Ser. 2020, 5.75%, due 5/1/2045	644,218
2,000,000	Ser. 2021-A, 5.00%, due 3/1/2046	2,056,126
500,000	Upper Illinois River Valley Dev. Au. Rev. Ref. (Cambridge Lakes Learning Ctr.), Ser. 2017-A, 5.25%, due 12/1/2047	455,453(a)
		8,126,589
Indiana 0.5%
500,000	Indiana St. Fin. Au. Rev. (Greencroft Oblig. Group), Ser. 2021, 4.00%, due 11/15/2043	392,073
Kansas 0.2%
195,000	Goddard Kansas Sales Tax Spec. Oblig. Rev. (Olympic Park Star Bond Proj.), Ser. 2019, 3.60%, due 6/1/2030	185,542
Kentucky 2.5%
405,000	Kentucky Econ. Dev. Fin. Au. (Sr. Next Generation Information Hwy. Proj.), Ser. 2015-A, 4.00%, due 7/1/2029	403,450
435,000	Kentucky Econ. Dev. Fin. Au. Rev. Ref. (Owensboro Hlth., Inc. Obligated Group), Ser. 2017-A, (AGM Insured), 4.00%, due 6/1/2037	425,489
1,000,000	Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Ref. (Prairie St. Proj.), Ser. 2019-A, 4.00%, due 9/1/2045	955,864
200,000	Kentucky St. Pub. Energy Au. Gas Supply Rev., (Morgan Stanley), Ser. 2018-A, 4.00%, due 4/1/2048 Putable 4/1/2024	200,425
		1,985,228
Louisiana 0.8%
400,000	Louisiana Local Gov't Env. Facs. & Comm. Dev. Au. Rev. Ref. (Westside Habilitation Ctr. Proj.), Ser. 2017-A, 5.75%, due 2/1/2032	391,243(a)
289,390	Louisiana St. Local Gov’t Env. Facs. & Comm. Dev. Au. Rev. (Lafourche Parish Gomesa Proj.), Ser. 2019, 3.95%, due 11/1/2043	256,235(a)
		647,478
Maine 0.7%
500,000	Maine St. Fin. Au. (Green Bond-Go Lab Madison, LLC Proj.), Ser. 2021, 8.00%, due 12/1/2051	350,109(a)
200,000	Maine St. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys. Proj.), Ser. 2015, 5.13%, due 8/1/2035 Putable 8/1/2025	201,512(a)
		551,621
Maryland 1.5%
	Baltimore Spec. Oblig. Ref. Rev. Sr. Lien (Harbor Point Proj.)
250,000	Ser. 2019-A, 3.63%, due 6/1/2046	199,797(a)
200,000	Ser. 2022, 5.00%, due 6/1/2051	194,987
1,000,000	Maryland St. Hsg. & Comm. Dev. Administration Dept. Rev., Ser. 2020-D, 1.95%, due 9/1/2035	788,492
		1,183,276
Michigan 3.5%
1,050,000	Detroit Social Bonds G.O., Ser. 2021-A, 4.00%, due 4/1/2042	920,043
1,500,000	Michigan St. Strategic Fund Ltd. Oblig. Rev. (Green Bond-Recycled Board Machine Proj.), Ser. 2021, 4.00%, due 10/1/2061 Putable 10/1/2026	1,484,324
400,000	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/2035	364,024
		2,768,391
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Minnesota 0.9%
$500,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Academia Cesar Chavez Sch. Proj.), Ser. 2015-A, 5.25%, due 7/1/2050	$ 433,603
300,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Twin Cities Academy Proj.), Ser. 2015-A, 5.00%, due 7/1/2035	294,549
		728,152
Mississippi 0.3%
300,000	Mississippi Dev. Bank Spec. Oblig. (Jackson Co. Gomesa Proj.), Ser. 2021, 3.63%, due 11/1/2036	273,291(a)
Montana 1.0%
1,000,000	Gallatin Co. IDR (Bozeman Fiber Proj.), Ser. 2021-A, 4.00%, due 10/15/2051	774,729(a)
Nevada 0.6%
500,000	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy), Ser. 2015-A, 5.13%, due 12/15/2045	494,986(a)
New Hampshire 0.8%
750,000	National Fin. Au. Rev. (Green Bond), Ser. 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	604,092(a)
New Jersey 0.3%
250,000	New Jersey Econ. Dev. Au. Spec. Fac. Rev. Ref. (Port Newark Container Term. LLC Proj.), Ser. 2017, 5.00%, due 10/1/2047	251,118
New Mexico 0.7%
670,000	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 (Sr. Lien), Ser. 2022, 4.25%, due 5/1/2040	569,680(a)
New York 7.1%
1,000,000	New York St. Thruway Au. Rev. Ref. (Bidding Group4), Ser. 2022-A, 5.00%, due 3/15/2046	1,104,517
1,000,000	New York St. Trans. Dev. Corp. Fac. Rev. (Empire St. Thruway Svc. Areas Proj.), Ser. 2021, 4.00%, due 4/30/2053	854,637
500,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D Redev.), Ser. 2018, 5.00%, due 1/1/2028	523,745
200,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. Ref. (American Airlines, Inc., John F Kennedy Int'l Arpt. Proj.), Ser. 2021, 3.00%, due 8/1/2031	184,536
750,000	Suffolk Tobacco Asset Securitization Corp. Ref. (Tobacco Settle Asset Backed Sub. Bonds), Ser. 2021-B-1, 4.00%, due 6/1/2050	742,578
500,000	Westchester Co. Local Dev. Corp. Rev. (Purchase Sr. Learning Comm., Inc. Proj.), Ser. 2021-A, 5.00%, due 7/1/2056	386,054(a)
1,500,000	Westchester Co. Local Dev. Corp. Rev. Ref. (Kendal on Hudson Proj.), Ser. 2022-B, 5.00%, due 1/1/2051	1,454,941
420,000	Yonkers Econ. Dev. Corp. Ed. Rev. (Charter Sch. of Ed. Excellence Proj.), Ser. 2019-A, 5.00%, due 10/15/2039	402,523
		5,653,531
Ohio 10.8%
450,000	Akron Bath Copley Jt. Twp. Hosp. Dist. (Summa Hlth. Sys. Oblig.), Ser. 2020, 4.00%, due 11/15/2035	441,687
3,500,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Ref. Rev., Ser. 2020-B-2, 5.00%, due 6/1/2055	3,337,311
740,000	Cleveland-Cuyahoga Co. Port Au. Tax Increment Fin. Rev. Ref. (Sr.-Flats East Bank Proj.), Ser. 2021-A, 4.00%, due 12/1/2055	625,998(a)
500,000	Ohio St. Air Quality Dev. Au. (Ohio Valley Elec. Corp. Proj.), Ser. 2009-B, 1.38%, due 2/1/2026 Putable 11/1/2024	475,648
500,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (AMG Vanadium LLC), Ser. 2019-D, 5.00%, due 7/1/2049	455,020(a)
1,000,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2017, 4.50%, due 1/15/2048	944,112(a)
1,500,000	Ohio St. Air Quality Dev. Au. Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2014-B, 2.60%, due 6/1/2041 Putable 10/1/2029	1,377,108
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Ohio – cont'd
$750,000	Ohio St. Air Quality Dev. Au. Rev. Ref. (Ohio Valley Elec. Corp. Proj.), Ser. 2019-A, 3.25%, due 9/1/2029	$ 696,640
365,000	So. Ohio Port Exempt Fac. Au. Rev., (PureCycle Proj.), Ser. 2020-A, 7.00%, due 12/1/2042	265,208(a)
		8,618,732
Oregon 0.7%
750,000	Yamhill Co. Hosp. Au. Ref. Rev. (Friends View), Ser. 2021-A, 5.00%, due 11/15/2051	582,685
Other 0.4%
300,000	JPMorgan Chase Putters/Drivers Trust Var. Sts. Rev. (Putters), (LOC: JP Morgan Chase Bank N.A.), Ser. 2019, 1.88%, due 3/20/2024	300,000(a)(d)
Pennsylvania 1.1%
750,000	Pennsylvania Econ. Dev. Fin. Au. Rev. (Bridges Finco LP), Ser. 2016-C, 5.00%, due 12/31/2038	757,776
400,000	Pennsylvania Econ. Dev. Fin. Au. Rev. Ref. (Tapestry Moon Sr. Hsg. Proj.), Ser. 2018-A, 6.75%, due 12/1/2053	152,500(a)(b)
		910,276
Puerto Rico 6.0%
	Puerto Rico Commonwealth G.O. (Restructured)
32,273	Ser. 2021-A-1, 5.25%, due 7/1/2023	32,427
19,325	Ser. 2021-A-1, 0.00%, due 7/1/2024	18,099
64,367	Ser. 2021-A-1, 5.38%, due 7/1/2025	65,846
63,784	Ser. 2021-A-1, 5.63%, due 7/1/2027	66,807
62,750	Ser. 2021-A-1, 5.63%, due 7/1/2029	66,714
60,948	Ser. 2021-A-1, 5.75%, due 7/1/2031	66,100
74,376	Ser. 2021-A-1, 0.00%, due 7/1/2033	43,074
57,794	Ser. 2021-A-1, 4.00%, due 7/1/2033	54,037
51,950	Ser. 2021-A-1, 4.00%, due 7/1/2035	47,186
44,586	Ser. 2021-A-1, 4.00%, due 7/1/2037	39,454
60,620	Ser. 2021-A-1, 4.00%, due 7/1/2041	52,129
813,045	Ser. 2021-A-1, 4.00%, due 7/1/2046	677,926
2,500,000	Puerto Rico Elec. Pwr. Au. Pwr. Rev., Ser. 2012-A, 5.00%, due 7/1/2042	1,743,750(b)
	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Hosp. Auxilio Mutuo Oblig. Group Proj.)
550,000	Ser. 2021, 5.00%, due 7/1/2030	619,456
100,000	Ser. 2021, 5.00%, due 7/1/2034	112,157
4,000,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser.2018-A-1, 0.00%, due 7/1/2046	1,098,428
		4,803,590
South Carolina 2.0%
500,000	Lancaster Co. Assessment Rev. Ref. (Walnut Creek Imp. Dist.), Ser. 2016-A-1, 5.00%, due 12/1/2031	501,018
150,000	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (River Park Sr. Living Proj.), Ser. 2017-A, 7.75%, due 10/1/2057	164,055
500,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/2038	475,000(a)(b)
500,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (RePower South Berkeley LLC Proj.), Ser. 2017, 6.25%, due 2/1/2045	200,000(a)(b)
300,000	South Carolina St. Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (AMT-Green Bond-Last Step Recycling LLC Proj.), Ser. 2021-A, 6.50%, due 6/1/2051	220,188(a)
		1,560,261
Texas 10.5%
750,000	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/2045	761,170
400,000	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-A, 4.75%, due 5/1/2038	399,983
750,000	Hale Ctr. Ed. Fac. Corp. Rev. Ref. (Wayland Baptist Univ. Proj.), Ser. 2022, 5.00%, due 3/1/2033	817,299
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Texas – cont'd
	Hidalgo Co. Reg. Mobility Au. Toll & Vehicle Registration Jr. Lien Ref.
$750,000	Ser. 2022-B, 4.00%, due 12/1/2037	$ 714,927
755,000	Ser. 2022-B, 4.00%, due 12/1/2039	710,658
1,000,000	Ser. 2022-B, 4.00%, due 12/1/2040	935,021
	Houston Arpt. Sys. Rev. (United Airlines, Inc. Terminal Imp. Proj.)
400,000	Ser. 2015-B-1, 5.00%, due 7/15/2030	406,873
750,000	Ser. 2021-B-1, 4.00%, due 7/15/2041	673,396
294,782	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/2045	5,896(a)(b)
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Rev. (Beta Academy), Ser. 2019, 5.00%, due 8/15/2049	468,615(a)
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc. Village On The Park Carriage), Ser. 2016-C, 5.50%, due 7/1/2046	225,000
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (NCCD-College Sta. Properties LLC), Ser. 2015-A, 5.00%, due 7/1/2047	425,000(b)
300,000	Port Beaumont Navigation Dist. Dock & Wharf Fac. Rev. Ref. (Jefferson Gulf Coast Energy Proj.), Ser. 2020-A, 3.63%, due 1/1/2035	246,229(a)
500,000	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Sr. Lien-Blueridge Trans. Group LLC), Ser. 2016, 5.00%, due 12/31/2040	505,555
1,000,000	Texas St. Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (Sr. North Tarrant Express Managed Lanes Proj.), Ser. 2019-A, 5.00%, due 12/31/2030	1,086,680
		8,382,302
Utah 2.2%
750,000	Mida Mountain Village Pub. Infrastructure Dist. Spec. Assessment (Mountain Village Assessment Area Number 2), Ser. 2021, 4.00%, due 8/1/2050	559,008(a)
	Utah Infrastructure Agcy. Telecommunication Rev.
600,000	Ser. 2019-A, 4.00%, due 10/15/2036	537,820
1,000,000	Ser. 2021, 3.00%, due 10/15/2045	656,706
		1,753,534
Vermont 0.9%
500,000	Vermont Econ. Dev. Au. Solid Waste Disp. Rev. (Casella Waste Sys., Inc.), Ser. 2013, 4.63%, due 4/1/2036 Putable 4/3/2028	493,308(a)
190,000	Vermont Std. Assist. Corp. Ed. Loan Rev., Ser. 2015-A, 4.13%, due 6/15/2028	190,477
		683,785
Virginia 0.8%
395,000	Embrey Mill Comm. Dev Au. Spec. Assessment Rev., Ser. 2015, 5.30%, due 3/1/2035 Pre-Refunded 3/1/2025	417,119
200,000	Virginia College Bldg. Au. Ed. Facs. Rev. (Green Bonds-Marymount Univ. Proj.), Ser. 2015-B, 5.25%, due 7/1/2035	202,838(a)
		619,957
Wisconsin 2.1%
300,000	Pub. Fin. Au. Ed. Rev. (Resh Triangle High Sch. Proj.), Ser. 2015-A, 5.38%, due 7/1/2035	303,329(a)
500,000	Pub. Fin. Au. Hosp. Rev. (Carson Valley Med. Ctr.), Ser. 2021-A, 4.00%, due 12/1/2051	400,266
411,673	Pub. Fin. Au. Rev. (Goodwill Industries of So. Nevada Proj.), Ser. 2015-A, 5.50%, due 12/1/2038	384,516
500,000	Pub. Fin. Spec. Fac. Au. Rev. (Sky Harbour Cap. LLC Aviation Fac. Proj.), Ser. 2021, 4.00%, due 7/1/2041	398,110
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Wisconsin – cont'd
$200,000	St. Croix Chippewa Indians of Wisconsin Ref., Ser. 2021, 5.00%, due 9/30/2041	$ 154,871(a)
		1,641,092
Total Investments 97.5% (Cost $86,479,162)		77,634,024
Other Assets Less Liabilities 2.5%		1,993,858
Net Assets 100.0%		$79,627,882

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2023, these securities amounted to $21,121,292, which represents 26.5% of net assets of the Fund.

(b)	Defaulted security.
(c)	When-issued security. Total value of all such securities at January 31, 2023 amounted to $506,294, which represents 0.6% of net assets of the Fund.
(d)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2023.

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes#	$—	$77,634,024	$—	$77,634,024
Total Investments	$—	$77,634,024	$—	$77,634,024

#	The Schedule of Investments provides information on the state/territory categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)
January 31, 2023

Principal Amount		Value
Municipal Notes 95.9%
Alabama 1.1%
$565,000	Fort Payne City G.O. (Sch. Warrants), Ser. 2018-B, (AGM Insured), 5.00%, due 5/1/2027	$ 627,788
250,000	Sumter Co. Ind. Dev. Au.(Green Bond-Enviva, Inc.), Ser. 2022, 6.00%, due 7/15/2052 Putable 7/15/2032	229,191
		856,979
Arkansas 1.2%
550,000	Benton Washington Reg. Pub. Wtr. Au. Rev. Green Bond, Ser. 2022, (BAM Insured), 4.00%, due 10/1/2033	591,096
315,000	Russellville City Wtr. & Swr. Rev., Ser. 2018, (AGM Insured), 4.00%, due 7/1/2028	328,204
		919,300
California 1.8%
250,000	California HFA Rev. (833 Bryant Apt.), Ser. 2020-N, 5.00%, due 4/1/2027	275,681
1,000,000	Glendale City Wtr. Rev. Ref., Ser. 2020, 2.00%, due 2/1/2033	914,161
200,000	San Diego Assoc. of Gov't Cap. Grant Receipts Rev. (Green Bond Mid-Coast Corridor Transit Proj.), Ser. 2019-A, 5.00%, due 11/15/2024	204,265
		1,394,107
Colorado 2.1%
200,000	Pueblo Urban Tax Increment Rev. Au. (Evraz Proj.), Ser. 2021-A, 4.75%, due 12/1/2045	168,033(a)
1,500,000	Univ. of Colorado Enterprise Sys. Rev. Ref. (Univ. Enterprise Green Bond), Ser. 2021-C-3B, 2.00%, due 6/1/2051 Putable 10/15/2026	1,460,643
		1,628,676
Florida 2.2%
1,225,000	Miami-Dade Co. (Bldg. Better Comm. Prog.), Ser. 2015-D-REMK, 5.00%, due 7/1/2026	1,338,677
275,000	Tampa Wtr. & Wastewater Sys. Rev., Ser. 2020-A, 5.00%, due 10/1/2033	325,514
		1,664,191
Georgia 1.4%
1,000,000	Metropolitan Atlanta Rapid Transit Au. Sales Tax Rev. Ref., Ser. 2016-B, 5.00%, due 7/1/2035	1,076,459
Illinois 3.6%
1,000,000	Cook Co. Comm. Cons. Sch. Dist. # 21 G.O. (Wheeling Sch. Bldg.), Ser. 2019-A, (AGM Insured), 4.00%, due 12/1/2035	1,044,443
	Sales Tax Securitization Corp. Sr. Lien Rev. Ref. (Social Bonds)
650,000	Ser. 2023-A, 5.00%, due 1/1/2033	732,665(b)
1,000,000	Ser. 2023-A, 4.00%, due 1/1/2042	980,421(b)
		2,757,529
Indiana 5.2%
	Anderson Sch. Bldg. Corp. (First Mtge.)
850,000	Ser. 2018, 5.00%, due 1/15/2024	868,892
895,000	Ser. 2018, 5.00%, due 1/15/2026	960,480
	West Central Conservancy Dist. Savage Rev. Ref.
660,000	Ser. 2021, 4.00%, due 7/1/2029	727,940
410,000	Ser. 2021, 4.00%, due 7/1/2030	456,178
900,000	Ser. 2021, 4.00%, due 1/1/2032	992,271
		4,005,761
Iowa 1.6%
1,000,000	Iowa St. Board Regents Hosp. Rev. (Univ. of Iowa Hosp. & Clinics), Ser. 2022-A, 5.00%, due 9/1/2032	1,211,883
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Kentucky 8.1%
	Breathitt Co. Sch. Dist. Fin. Corp. Rev.
$210,000	Ser. 2021, 2.00%, due 4/1/2027	$ 202,569
835,000	Ser. 2021, 2.00%, due 4/1/2029	786,834
	Daviess Co. Sch. Dist. Fin. Corp. Rev.
775,000	Ser. 2021-A, 5.00%, due 12/1/2027	863,950
900,000	Ser. 2021-A, 2.00%, due 12/1/2031	822,068
	Green Co. Sch. Dist. Fin. Corp.
525,000	Ser. 2021, 2.00%, due 10/1/2024	516,556
335,000	Ser. 2021, 2.00%, due 10/1/2025	329,241
650,000	Ser. 2021, 2.00%, due 10/1/2026	634,780
	Lewis Co. Sch. Dist. Fin. Corp. Rev.
460,000	Ser. 2021-B, 2.00%, due 8/1/2024	453,186
585,000	Ser. 2021-B, 2.00%, due 8/1/2025	572,445
1,000,000	Logan-Todd Reg. Wtr. Commission Rev. Ref., Ser. 2016-A, (AGM Insured), 5.00%, due 7/1/2028	1,083,182
		6,264,811
Louisiana 3.5%
1,220,000	Louisiana Pub. Facs. Au. Rev. Ref. (Hurricane Rec. Prog.), Ser. 2014, 5.00%, due 6/1/2024	1,260,250
	Natchitoches Parish Sch. Dist. G.O. # 9
505,000	Ser. 2018, (AGM Insured), 5.00%, due 3/1/2027	554,223
755,000	Ser. 2018, (AGM Insured), 5.00%, due 3/1/2028	844,399
		2,658,872
Maine 0.3%
300,000	Maine St. Fin. Au. (Green Bond-Go Lab Madison, LLC Proj.), Ser. 2021, 8.00%, due 12/1/2051	210,065(a)
Massachusetts 0.6%
500,000	Massachusetts HFA Rev., Ser. 2020-C-2, (HUD Section 8 Insured), 0.50%, due 6/1/2023	495,811
Michigan 13.4%
500,000	City of Detroit MI G.O., Ser. 2021-A, 4.00%, due 4/1/2040	447,424
1,000,000	Dearborn G.O. (Swr.), Ser. 2018, 4.00%, due 4/1/2033	1,072,180
	Fowlerville Comm. Sch. Dist. Ref. G.O.
1,000,000	Ser. 2022, 3.00%, due 5/1/2029	1,033,413
1,000,000	Ser. 2022, 4.00%, due 5/1/2033	1,097,314
	Kent Hosp. Fin. Au. Rev. (Mary Free Bed Rehabilitation Hosp.)
105,000	Ser. 2021-A, 5.00%, due 4/1/2028	114,429
915,000	Ser. 2021-A, 4.00%, due 4/1/2033	952,117
500,000	Livonia Pub. Sch. Dist. G.O., Ser. 2016, (AGM Insured), 5.00%, due 5/1/2028	540,722
750,000	Michigan St. Hsg. Dev. Au. Rev. (Non Ace), Ser. 2016-B, 2.50%, due 12/1/2026	740,592
290,000	Michigan St. Hsg. Dev. Au. Rev. Ref., Ser. 2018-B, 3.15%, due 4/1/2028	295,885
1,000,000	Michigan St. Hsg. Dev. Au. Single Family Mtge. Rev. (Non Ace), Ser. 2018-C, 2.90%, due 12/1/2024	999,972
1,000,000	Michigan St. Strategic Fund Ltd. Oblig. Rev. (Green Bond-Recycled Board Machine Proj.), Ser. 2021, 4.00%, due 10/1/2061 Putable 10/1/2026	989,550
	Trenton Pub. Sch. Dist. G.O. (Sch. Bldg. & Site)
785,000	Ser. 2018, 5.00%, due 5/1/2036	874,542
1,025,000	Ser. 2018, 5.00%, due 5/1/2039	1,123,373
		10,281,513
Minnesota 1.9%
	Duluth Econ. Dev. Au. Rev. Ref. (ST. Luke's Hosp. of Duluth)
310,000	Ser. 2022-A, 5.00%, due 6/15/2027	326,749
410,000	Ser. 2022-A, 5.00%, due 6/15/2028	436,851
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Minnesota – cont'd
$500,000	Minnesota Rural Wtr. Fin. Au. (Pub. Proj. Construction Notes), Ser. 2022, 2.63%, due 12/1/2023	$ 496,733
210,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Metro Deaf Sch. Proj.), Ser. 2018-A, 5.00%, due 6/15/2038	206,889(a)
		1,467,222
Mississippi 0.7%
440,000	West Rankin Utils. Au. Rev., Ser. 2018, (AGM Insured), 5.00%, due 1/1/2043 Pre-Refunded 1/1/2028	498,756
Missouri 3.7%
1,000,000	Bi- St. Dev. Agcy. of the Missouri-Illinois Metro. Dist. Rev. Ref. (Combined Lien Mass Transit Sales Tax Appropriation), Ser. 2019, 4.00%, due 10/1/2036	1,041,735
	Missouri St. Env. Imp. & Energy Res. Au. Wtr. PCR
660,000	Ser. 2018-A, 5.00%, due 7/1/2029	753,899
510,000	Ser. 2018-A, 5.00%, due 1/1/2030	582,280
500,000	Missouri St. Hlth. & Ed. Fac. Au. (St. Louis Collage of Pharmacy Proj.), Ser. 2013, 5.00%, due 5/1/2023	502,480
		2,880,394
New Jersey 3.0%
485,000	New Jersey St. Econ. Dev. Au. Rev. (Social Bonds), Ser. 2021-QQQ, 5.00%, due 6/15/2025	510,311
650,000	New Jersey St. Hsg. & Mtge. Fin. Agcy. Multi-Family Rev. Ref., Ser. 2017-A, 2.60%, due 11/1/2024	650,349
570,000	New Jersey St. Trans. Trust Fund Au. Rev. Ref., Ser. 2021-A, 5.00%, due 6/15/2031	662,412
575,000	Newark Board of Ed. G.O. (Sustainability Bonds), Ser. 2021, (BAM Insured), 3.00%, due 7/15/2038	507,976
		2,331,048
New York 10.9%
250,000	Buffalo Swr. Au. Env. Impact Rev. (Green Bond), Ser. 2021, (BAM Insured), 1.75%, due 6/15/2049	183,203(c)
200,000	Build NYC Res. Corp. Rev. (New Dawn Charter Sch. Proj.), Ser. 2019, 5.75%, due 2/1/2049	201,693(a)
	Metro. Trans. Au. Rev.
1,315,000	Ser. 2008-B-3, 5.00%, due 11/15/2023	1,332,287
1,000,000	Ser. 2016-B, 5.00%, due 11/15/2025	1,051,326
200,000	Metro. Trans. Au. Rev. (Green Bond), Ser. 2017-B, 5.00%, due 11/15/2023	202,623
150,000	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.), Ser. 2014, 5.00%, due 7/1/2027	154,435
	New York City Hsg. Dev. Corp. Multi-Family Hsg. Rev. (Sustainable Dev. Bonds)
1,060,000	Ser. 2020-A-3, 1.13%, due 5/1/2060 Putable 11/1/2024	1,019,289
825,000	Ser. 2021-F-1, 1.05%, due 5/1/2028	727,613
1,090,000	Ser. 2021-F-1, 1.25%, due 5/1/2029	939,768
500,000	New York City Hsg. Dev. Corp. Rev., Ser. 2020-C, (HUD Section 8, Fannie Mae Insured), 2.15%, due 8/1/2035	407,255
185,000	New York St. HFA Rev. (Affordable Hsg.), Ser. 2018-I, 2.65%, due 5/1/2023	184,927
1,545,000	New York St. HFA Rev. Ref. (Affordable Hsg.), Ser. 2020-H, 2.45%, due 11/1/2044	1,125,925
350,000	New York St. Hsg. Fin. Agcy. Rev. (Climate Bond Certified/ Sustainability Bonds), Ser. 2019-P, 1.55%, due 11/1/2023	346,327
500,000	New York St. Pwr. Au. Rev. (Green Transmission Proj. -Green Bond), Ser. 2022-A, (AGM Insured), 5.00%, due 11/15/2024	524,789
		8,401,460
North Carolina 1.1%
900,000	North Carolina HFA Homeownership Ref. Rev., Ser. 2020-45, (GNMA/FNMA/FHLMC Insured), 2.20%, due 7/1/2040	670,270
175,000	Scotland Co. Rev., Ser. 2018, 5.00%, due 12/1/2026	190,563
		860,833
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
North Dakota 0.6%
$190,000	Cass Co. Jt. Wtr. Res. Dist., Ser. 2021-A, 0.48%, due 5/1/2024	$ 182,597
300,000	City of Larimore ND G.O., Ser. 2021, 0.85%, due 5/1/2024	289,013
		471,610
Ohio 2.8%
520,000	Akron Bath Copley Jt. Twp. Hosp. Dist. (Summa Hlth. Sys. Oblig.), Ser. 2020, 4.00%, due 11/15/2036	504,165
1,000,000	American Muni. Pwr. Ohio, Inc. Rev. (Comb. Hydroelectric Proj.), Ser. 2021-A-2, 1.00%, due 2/15/2048 Putable 8/15/2024	966,481
400,000	Cuyahoga Metro. Hsg. Au. Rev., Ser. 2021, (2045 Initiative Proj.), 2.00%, due 12/1/2031	365,296
250,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (AMG Vanadium LLC), Ser. 2019-D, 5.00%, due 7/1/2049	227,510(a)
125,000	So. Ohio Port Exempt Fac. Au. Rev., (PureCycle Proj.), Ser. 2020-A, 7.00%, due 12/1/2042	90,825(a)
		2,154,277
Oklahoma 2.1%
870,000	Johnston Co. Ed. Fac. Au. Lease Rev. (Tishomingo Pub. Sch. Proj.), Ser. 2022, 4.00%, due 9/1/2030	951,099
650,000	Lincoln Co. Ed. Facs. Au. Ed. Facs. Lease Rev. (Stroud Pub. Sch. Proj.), Ser. 2016, 5.00%, due 9/1/2027	699,719
		1,650,818
Pennsylvania 3.5%
	Allegheny Co. Sanitary Au. Rev.
290,000	Ser. 2018, 5.00%, due 6/1/2030	330,453
565,000	Ser. 2018, 5.00%, due 6/1/2032	642,649
	Pennsylvania St. Hsg. Fin. Agcy. Single Family Mtge. Rev.
1,000,000	Ser. 2018-127B, 2.85%, due 4/1/2026	996,700
750,000	Ser. 2019-131A, 1.75%, due 4/1/2025	731,017
		2,700,819
Puerto Rico 0.6%
	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Hosp. Auxilio Mutuo Oblig. Group Proj.)
100,000	Ser. 2021, 5.00%, due 7/1/2035	110,599
200,000	Ser. 2021, 4.00%, due 7/1/2036	193,909
200,000	Ser. 2021, 4.00%, due 7/1/2038	187,503
		492,011
South Carolina 2.7%
	Dillon Co. Sch. Fac. Corp. Cert. of Participation Ref.
1,175,000	Ser. 2020, 5.00%, due 12/1/2026	1,279,499
445,000	Ser. 2020, 5.00%, due 12/1/2027	493,505
175,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/2038	166,250(a)(d)
150,000	South Carolina St. Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (AMT-Green Bond-Last Step Recycling LLC Proj.), Ser. 2021-A, 6.50%, due 6/1/2051	110,094(a)
		2,049,348
Tennessee 1.9%
	Tennessee Hsg. Dev. Agcy. Residential Fin. Prog. Rev.
490,000	Ser. 2019, 3.25%, due 7/1/2032	485,967
1,070,000	Ser. 2021-1, 1.80%, due 1/1/2031	944,278
		1,430,245
Texas 6.3%
625,000	Hidalgo Co. Reg. Mobility Au. Rev. Toll & Vehicle Registration Jr. Lien Ref., Ser. 2022-B, 4.00%, due 12/1/2038	592,020
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Texas – cont'd
$500,000	New Caney Independent Sch. Dist., Ser. 2018, (PSF-GTD Insured), 1.25%, due 2/15/2050 Putable 8/15/2024	$ 486,412
1,350,000	San Antonio Wtr. Sys. Jr. Lien Rev. Ref., Ser. 2019-C, 5.00%, due 5/15/2034	1,555,414
1,015,000	Weslaco G.O. Ref., Ser. 2017, (AGM Insured), 5.00%, due 8/15/2027	1,132,956
1,000,000	Ysleta Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2017, (PSF-GTD Insured), 5.00%, due 8/15/2041	1,071,037
		4,837,839
Virginia 1.7%
1,510,000	Virginia St. Hsg. Dev. Au., Ser. 2019 E, 2.90%, due 12/1/2038	1,331,797
Washington 2.1%
1,000,000	Discovery Clean Wtr. Alliance Swr. Rev., Ser. 2022, 5.00%, due 12/1/2037	1,157,626
487,965	Washington St. Hsg. Fin. Commission, Ser. 2021-A-1, 3.50%, due 12/20/2035	459,849
		1,617,475
West Virginia 4.2%
500,000	West Virginia Hosp. Fin. Au. Rev. (Impt. West Virginia Univ. Hlth. Sys. Obligated Group), Ser. 2018-A, 5.00%, due 6/1/2052	508,119
700,000	West Virginia Hosp. Fin. Au. Rev. (West Virginia Univ. Hlth. Sys.), Ser. 2017-A, 5.00%, due 6/1/2035	737,278
600,000	West Virginia Hosp. Fin. Au. Rev. Ref. (Cabell Huntington Hosp. Obligated Group), Ser. 2018-A, 5.00%, due 1/1/2035	637,190
275,000	West Virginia Hsg. Dev. Fund Rev. (Hsg. Fin.), Ser. 2018-A, (HUD Section 8 Insured), 2.65%, due 11/1/2024	274,727
990,000	West Virginia Wtr. Dev. Au. Rev. Ref. (Loan Prog.), Ser. 2018-A-IV, 5.00%, due 11/1/2036	1,095,860
		3,253,174
Total Investments 95.9% (Cost $77,537,295)		73,855,083
Other Assets Less Liabilities 4.1%		3,194,758
Net Assets 100.0%		$77,049,841

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2023, these securities amounted to $1,381,359, which represents 1.8% of net assets of the Fund.

(b)	When-issued security. Total value of all such securities at January 31, 2023 amounted to $1,713,086, which represents 2.2% of net assets of the Fund.
(c)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2023.

(d)	Defaulted security.
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes#	$—	$73,855,083	$—	$73,855,083
Total Investments	$—	$73,855,083	$—	$73,855,083

#	The Schedule of Investments provides information on the state/territory categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)
January 31, 2023

Principal Amount		Value
Municipal Notes 96.9%
Alabama 2.4%
$1,380,000	Black Belt Energy Gas Dist. (Alabama Gas Prepay Gas Supply Rev. Proj. Number 5), (LOC: Morgan Stanley), Ser. 2020-A-1, 4.00%, due 10/1/2049 Putable 10/1/2026	$ 1,383,992
295,000	Black Belt Energy Gas Dist. (Alabama Gas Prepay Gas Supply Rev. Proj. Number 7), (LOC: Goldman Sachs Group, Inc.), Ser. 2021-C-1, 4.00%, due 10/1/2052 Putable 12/1/2026	295,494
1,500,000	Lower Alabama Gas Dist. Rev. (Gas Proj. 2), (LOC: Goldman Sachs Group, Inc.), Ser. 2020, 4.00%, due 12/1/2050 Putable 12/1/2025	1,506,790
1,200,000	Wilsonville IDB PCR Rev. Ref. (Alabama Pwr. Co.), Ser. 2005-D, 1.30%, due 1/1/2024	1,200,000(a)
		4,386,276
Arizona 0.8%
500,000	Maricopa Co. Ind. Dev. Au. Rev. (Banner Hlth. Obligated Group), Ser. 2017-C, 5.00%, due 1/1/2048 Putable 10/18/2024	519,680
950,000	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. Ref. (Christian Care Retirement Apts., Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/2024	968,161
		1,487,841
Arkansas 0.7%
535,000	Hot Springs Waterworks Rev. Ref., Ser.2023, (BAM Insured), 5.00%, due 10/1/2038	583,763
855,000	Mountain Home AR Sales & Use Tax Rev., Ser. 2021-B, 2.00%, due 9/1/2038	659,137
		1,242,900
California 2.7%
	California HFA Muni. Cert.
1,616,634	Ser. 2019-2, Class A, 4.00%, due 3/20/2033	1,638,458
486,567	Ser. 2021-1-A, 3.50%, due 11/20/2035	471,436
100,000	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/2028 Pre-Refunded 10/1/2024	104,406
1,665,000	Contra Costa Co. Redev. Agcy. Successor Agcy. Tax Allocation Ref., Ser. 2017-A, (BAM Insured), 5.00%, due 8/1/2032	1,851,075
	Fresno Joint Pwr. Fin. Au. Lease Rev. Ref. (Master Lease Proj.)
110,000	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/2027	122,827
410,000	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/2032	454,695
165,000	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2012-B, 0.00%, due 8/1/2027	147,742
180,000	Santa Monica-Malibu Unified Sch. Dist. G.O., Ser. 2019-E, 3.00%, due 8/1/2034	179,961
		4,970,600
Colorado 1.0%
945,000	Colorado St. Ed. & Cultural Facs. Au. Rev. Ref. (Alexander Dawson Sch. Proj.), Ser. 2016, 5.00%, due 5/15/2025	989,829
400,000	Colorado St. Hlth. Facs. Au. Hosp. Rev. Ref. (Commonspirit Hlth.), Ser. 2019-A-2, 4.00%, due 8/1/2049	376,113
440,000	Denver Hlth. & Hosp. Au. Healthcare Rev. Ref., Ser. 2019-A, 4.00%, due 12/1/2037	406,022
		1,771,964
Connecticut 1.5%
1,725,000	Connecticut St. G.O., Ser. 2020-C, 4.00%, due 6/1/2037	1,793,626
400,000	Connecticut St. G.O. Ref., Ser. 2019-B, 5.00%, due 2/15/2029	460,771
430,000	Meriden City G.O., Ser. 2020-B, 3.00%, due 7/1/2031	436,954
		2,691,351
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Delaware 0.7%
	Delaware St. Hlth. Facs. Au. Rev. (Beebe Med. Ctr.)
$610,000	Ser. 2018, 5.00%, due 6/1/2027	$ 657,876
500,000	Ser. 2018, 5.00%, due 6/1/2028	546,460
		1,204,336
District of Columbia 0.7%
	Washington Convention & Sports Au. Rev.
785,000	Ser. 2021-A, 5.00%, due 10/1/2027	880,180
310,000	Ser. 2021-A, 5.00%, due 10/1/2028	354,960
		1,235,140
Florida 5.8%
700,000	Cape Coral Spec. Obligation Ref. Rev., Ser. 2015, 4.00%, due 10/1/2030	731,563
1,000,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/2026	1,037,688
825,000	Escambia Co. Florida Env. Imp. Rev. Ref. (Int’l Paper Co. Proj.), Ser. 2019-B, 2.00%, due 11/1/2033 Putable 10/1/2024	798,933
2,655,000	Gainesville Utils. Sys. Rev., (LOC: Barclays Bank PLC), Ser. 2012-B, 1.25%, due 10/1/2042	2,655,000(a)
2,000,000	Miami-Dade Co. G.O. Ref., Ser. 2015-B, 4.00%, due 7/1/2032	2,045,124
1,550,000	Miami-Dade Co. Hsg. Fin. Au. Rev. (Platform II LLC), Ser. 2021, 0.25%, due 8/1/2024 Putable 8/1/2023	1,521,786
480,000	Village Comm. Dev. Dist. Number 13 Spec. Assessment Rev., Ser. 2019, 3.00%, due 5/1/2029	442,633
	Wildwood Utils. Dependent Dist. Rev. (Sr.-South Sumter Utils. Proj.)
350,000	Ser. 2021, (BAM Insured), 5.00%, due 10/1/2034	412,553
300,000	Ser. 2021, (BAM Insured), 5.00%, due 10/1/2035	349,553
250,000	Ser. 2021, (BAM Insured), 5.00%, due 10/1/2036	288,440
300,000	Ser. 2021, (BAM Insured), 5.00%, due 10/1/2037	341,408
		10,624,681
Georgia 2.6%
2,500,000	Monroe Co. Dev. Au. PCR Rev. (Georgia Pwr. Co. Plant-Scherer Proj.), Ser. 2009, 1.00%, due 7/1/2049 Putable 8/21/2026	2,241,380
	Muni. Elec. Au. of Georgia (Plant Vogtle Units 3&4 Proj. M Bonds)
500,000	Ser. 2019-A, 5.00%, due 1/1/2032	552,673
100,000	Ser. 2019-A, 5.00%, due 1/1/2033	110,067
1,000,000	Muni. Elec. Au. of Georgia Rev. (Plant Vogtle Units 3&4 Proj. M Bonds), Ser. 2023-A, 5.50%, due 7/1/2064	1,049,084
850,000	Savannah Econ. Dev. Au. Rev. Ref. (Int'l Paper Co. Proj.), Ser. 2019-A, 2.00%, due 11/1/2033 Putable 10/1/2024	823,143
		4,776,347
Illinois 12.4%
470,000	Bureau Co. Township High Sch. Dist. No. 502 G.O., Ser. 2017-A, (BAM Insured), 5.00%, due 12/1/2033 Pre-Refunded 12/1/2027	531,723
700,000	Chicago G.O., Ser. 2023-A, 5.50%, due 1/1/2043	741,559
	Chicago Ref. G.O.
200,000	Ser. 2020-A, 5.00%, due 1/1/2026	207,053
955,000	Ser. 2021-A, 4.00%, due 1/1/2035	935,719
	Illinois Fin. Au. Rev.
835,000	Ser. 2018 (Gov't Prog.-Brookfield Lagrange Park Sch. Dist. No. 95 Proj.), 4.00%, due 12/1/2038	849,847
1,065,000	Ser. 2018, (BAM Insured) (Gov't Prog.-E Prairie Sch. Dist. No. 73 Proj.), 5.00%, due 12/1/2029	1,204,771
20,000	Ser. 2018, (BAM Insured) (Gov't Prog.-E Prairie Sch. Dist. No. 73 Proj.), 4.00%, due 12/1/2042	20,171
	Illinois St. Fin. Au. Rev. (Downers Grove Comm. High Sch. Dist. No. 99 Proj.)
1,000,000	Ser. 2019, 4.00%, due 12/15/2030	1,089,191
1,000,000	Ser. 2019, 4.00%, due 12/15/2031	1,085,210
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Illinois – cont'd
	Illinois St. G.O.
$2,945,000	Ser. 2017-D, 5.00%, due 11/1/2027	$ 3,173,721
2,000,000	Ser. 2017-D, 5.00%, due 11/1/2028	2,145,166
1,800,000	Ser. 2020, 5.75%, due 5/1/2045	1,932,653
500,000	Ser. 2021-A, 4.00%, due 3/1/2039	482,458
1,750,000	Ser. 2021-A, 5.00%, due 3/1/2046	1,799,110
	Peoria Co. Sch. Dist. No. 150 G.O. Ref.
395,000	Ser. 2020-A, (AGM Insured), 4.00%, due 12/1/2026	418,272
1,140,000	Ser. 2020-A, (AGM Insured), 4.00%, due 12/1/2027	1,212,470
955,000	Ser. 2020-A, (AGM Insured), 4.00%, due 12/1/2028	1,017,290
500,000	Sales Tax Securitization Corp. Rev. Ref., Ser. 2017-A, 5.00%, due 1/1/2028	552,980
530,000	Sales Tax Securitization Corp. Rev. Ref. Second Lien, Ser. 2020-A, 5.00%, due 1/1/2026	565,734
1,000,000	Sales Tax Securitization Corp. Sr. Lien Rev. Ref. (Social Bonds), Ser. 2023-A, 4.00%, due 1/1/2042	980,421(b)
	Springfield G.O.
950,000	Ser. 2014, 4.25%, due 12/1/2027	984,251
680,000	Ser. 2014, 5.00%, due 12/1/2028	709,460
		22,639,230
Indiana 1.5%
375,000	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-B, 3.00%, due 11/1/2030	336,872
500,000	Indiana St. Fin. Au. Rev. (Greencroft Oblig. Group), Ser. 2021, 4.00%, due 11/15/2043	392,073
	Indiana St. Hsg. & CDA Single Family Mtge. Rev.
795,000	Ser. 2019-B, (GNMA/FNMA/FHLMC Insured), 2.40%, due 7/1/2034	735,230
295,000	Ser. 2020-B-1, (GNMA Insured), 1.60%, due 1/1/2031	256,293
550,000	Ser. 2020-B-1, (GNMA Insured), 1.75%, due 7/1/2032	465,294
505,000	Indiana St. Muni. Pwr. Agcy. Ref. Rev., Ser. 2016-C, 5.00%, due 1/1/2027	545,973
		2,731,735
Iowa 1.5%
1,050,000	Iowa Higher Ed. Loan Au. Rev. (Private College Des Moines Univ. Proj.), Ser. 2020, 5.00%, due 10/1/2027	1,119,212
1,205,000	Iowa St. Fin. Au. Single Family Mtge. Rev., Ser. 2021-B, (GNMA/FNMA/FHLMC Insured), 1.85%, due 7/1/2032	1,037,657
640,000	Iowa St. Fin. Au. Single Family Mtge. Rev. (Non Ace-Mtge.-Backed Sec. Prog.), Ser. 2017-C, (GNMA/FNMA/FHLMC Insured), 2.30%, due 1/1/2026	629,824
		2,786,693
Kansas 0.8%
	Wichita City Sales Tax. Spec. Oblig. Rev. (River Dist. Stadium Star Bond Proj.)
305,000	Ser. 2018, 5.00%, due 9/1/2025	323,826
1,000,000	Ser. 2018, 5.00%, due 9/1/2027	1,118,694
		1,442,520
Kentucky 0.8%
1,470,000	Laurel Co. Judicial Ctr. Pub. Properties Corp. Ref. Rev. (Justice Center Proj.), Ser. 2015, 4.00%, due 3/1/2024	1,486,073
Louisiana 0.4%
750,000	St. John the Baptist Parish LA Rev. Ref. (Marathon Oil Corp. Proj.), Subser. 2017-B-2, 2.38%, due 6/1/2037 Putable 7/1/2026	709,619
Maryland 0.9%
250,000	Baltimore Spec. Oblig. Ref. Rev. Sr. Lien (Harbor Point Proj.), Ser. 2019-A, 3.63%, due 6/1/2046	199,797(c)
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Maryland – cont'd
$1,825,000	Maryland St. Hsg. & Comm. Dev. Administration Dept. Rev., Ser. 2020-D, 1.95%, due 9/1/2035	$ 1,438,998
		1,638,795
Massachusetts 0.7%
1,200,000	Massachusetts Dev. Fin. Agcy. Rev. Ref., Ser. 2021-G, 5.00%, due 7/1/2050	1,245,159
Michigan 1.8%
1,000,000	Detroit Downtown Dev. Au. Tax Increment Rev. Ref. (Catalyst Dev. Proj.), Ser. 2018-A, (AGM Insured), 5.00%, due 7/1/2029	1,030,057
730,000	Michigan St. Hsg. Dev. Au. Rev., Ser. 2016-B, 2.30%, due 6/1/2025	721,079
	Walled Lake Cons. Sch. Dist.
650,000	Ser. 2020, 5.00%, due 5/1/2032	765,294
675,000	Ser. 2020, 5.00%, due 5/1/2033	794,000
		3,310,430
Minnesota 0.3%
500,000	St. Paul Hsg. & Redev. Au. Hlth. Care Rev. Ref. (Fairview Hlth. Svcs. Obligated Group), Ser. 2017-A, 4.00%, due 11/15/2043	485,288
Mississippi 2.1%
1,250,000	Mississippi Dev. Bank Spec. Oblig. (Madison Co. Hwy. Proj.), Ser. 2013-C, 5.00%, due 1/1/2027	1,361,124
325,000	Mississippi St. G.O. Ref., Ser. 2015-C, 5.00%, due 10/1/2026	348,844
2,100,000	Warren Co. Gulf Opportunity Zone Rev. Ref. (Int'l Paper Co. Proj.), Ser. 2018, 2.90%, due 9/1/2032 Putable 9/1/2023	2,096,709
		3,806,677
Missouri 0.6%
100,000	Missouri St. Hlth. & Ed. Facs. Au. Hlth. Fac. Rev. (St. Louis Univ.), Ser. 2008-B1, (LOC: Deutsche Bank AG), 1.25%, due 10/1/2035	100,000(a)
500,000	Missouri St. Hlth. & Ed. Facs. Au. Hlth. Fac. Rev. Ref. (SSM Hlth. Care Oblig.), Ser. 2018-C, 5.00%, due 6/1/2036 Putable 6/1/2023	500,645
	Missouri St. Hsg. Dev. Commission Single Family Mtge. Rev. (Non-AMT Spec. Homeownership Loan Prog.)
245,000	Ser. 2014-A, (GNMA/FNMA/FHLMC Insured), 3.80%, due 11/1/2034	241,079
285,000	Ser. 2014-A, (GNMA/FNMA/FHLMC Insured), 4.00%, due 11/1/2039	284,355
		1,126,079
Nebraska 2.4%
4,340,000	Central Plains Energy Proj. Rev., Ser.2018, 5.00%, due 3/1/2050 Putable 1/1/2024	4,387,444
Nevada 0.3%
500,000	Clark Co. Sch. Dist. G.O., Ser. 2020-A, (AGM Insured), 5.00%, due 6/15/2028	568,213
New Jersey 3.8%
1,025,000	New Jersey Econ. Dev. Au. Rev. (Portal North Bridge Proj.), Ser. 2022-A, 5.00%, due 11/1/2029	1,167,825
1,130,000	New Jersey Hlth. Care Fac. Fin. Au. Rev. (Inspira Hlth. Obligated Group), Ser. 2017-A, 5.00%, due 7/1/2029	1,220,913
1,500,000	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Hosp. Asset Trans. Prog.), Ser. 2017, 5.00%, due 10/1/2028	1,654,758
600,000	New Jersey St. Trans. Trust Fund Au., Ser. 2019-BB, 5.00%, due 6/15/2029	673,834
	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref.
645,000	Ser. 2018-A, 5.00%, due 12/15/2032	716,835
200,000	Ser. 2019-A, 5.00%, due 12/15/2028	225,286
180,000	New Jersey St. Turnpike. Au. Rev., Ser. 2021-A, 4.00%, due 1/1/2051	177,431
750,000	Newark G.O., Ser. 2020-A, (AGM Insured), 5.00%, due 10/1/2027	833,556
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
New Jersey – cont'd
$295,000	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 4.00%, due 6/15/2023	$ 296,674
		6,967,112
New York 15.0%
140,000	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/2026	143,592
410,000	Broome Co. Local Dev. Corp. Rev. (Good Shepherd Village at Endwell, Inc. Proj.), Ser. 2021, 4.00%, due 1/1/2047	310,745
	Dutchess Co. Local Dev. Corp. Rev. Ref. (Culinary Institute of America Proj.)
100,000	Ser. 2021, 5.00%, due 7/1/2033	109,472
150,000	Ser. 2021, 4.00%, due 7/1/2035	148,658
100,000	Ser. 2021, 4.00%, due 7/1/2036	97,652
100,000	Ser. 2021, 4.00%, due 7/1/2037	96,387
320,000	Ser. 2021, 4.00%, due 7/1/2039	303,410
100,000	Ser. 2021, 4.00%, due 7/1/2040	93,811
10,000	Long Beach, G.O., Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/2023	10,101
520,000	Long Island Pwr. Au. Elec. Sys. Gen. Rev., Ser. 2020-A, 5.00%, due 9/1/2033	611,610
3,000,000	Metro. Trans. Au. Rev., Ser. 2020-A-1, 5.00%, due 2/1/2023	3,000,000
100,000	Metro. Trans. Au. Rev. (Green Bond), Ser. 2020-E, 4.00%, due 11/15/2045	91,160
825,000	Monroe Co. G.O. (Pub. Imp.), Ser. 2019-A, (BAM Insured), 4.00%, due 6/1/2028	872,005
500,000	New Paltz Central Sch. Dist. G.O., Ser. 2019, 4.00%, due 2/15/2029	534,416
900,000	New York City Hlth. & Hosp. Corp. Hlth. Sys. Rev., Ser. 2021-A, 5.00%, due 2/15/2028	1,018,917
2,475,000	New York City Hsg. Dev. Corp. Rev., Ser. 2020-C, (HUD Section 8, Fannie Mae Insured), 2.15%, due 8/1/2035	2,015,915
	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. (Second Gen. Resolution Rev. Bonds)
100,000	Ser. 2008-BB-1, 1.60%, due 6/15/2036	100,000(a)
2,000,000	Ser. 2013-AA-2, 1.25%, due 6/15/2050	2,000,000(a)
	New York City Transitional Fin. Au. Rev. (Future Tax Secured)
100,000	Ser. 2015-C, 5.00%, due 11/1/2027	105,752
1,800,000	Subser. 2016-A-1, 4.00%, due 5/1/2031	1,882,548
	New York City Trust for Cultural Res. Rev. Ref. (Carnegie Hall)
310,000	Ser. 2019, 5.00%, due 12/1/2037	347,698
625,000	Ser. 2019, 5.00%, due 12/1/2038	700,169
300,000	Ser. 2019, 5.00%, due 12/1/2039	334,674
	New York G.O.
65,000	Ser. 2018 E-1, 5.00%, due 3/1/2031	73,616
1,000,000	Subser. 2018-F-1, 5.00%, due 4/1/2034	1,124,648
	New York Liberty Dev. Corp. Ref. Rev. Green Bonds (4 World Trade Ctr. Proj.)
150,000	Ser. 2021-A, 2.50%, due 11/15/2036	123,537
1,850,000	Ser. 2021-A, 2.75%, due 11/15/2041	1,472,245
260,000	New York St. Bridge Au. Rev., Ser. 2021-A, 4.00%, due 1/1/2051	254,705
800,000	New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2014-C, 5.00%, due 3/15/2025	824,144
500,000	Oneida Co. Local Dev. Corp. Rev. Ref. (Mohawk Valley Hlth. Sys. Proj.), Ser. 2019-A, (AGM Insured), 4.00%, due 12/1/2049	476,751
420,000	Onondaga Civic Dev. Corp. (Le Moyne Collage Proj.), Ser. 2021, 5.00%, due 7/1/2034	449,713
	Onondaga Civic Dev. Corp. Ref. (Le Moyne Collage Proj.)
300,000	Ser. 2022, 4.00%, due 7/1/2034	301,036
300,000	Ser. 2022, 4.00%, due 7/1/2036	292,656
450,000	Ser. 2022, 4.00%, due 7/1/2039	424,663
500,000	Ser. 2022, 4.00%, due 7/1/2042	458,474
500,000	Suffolk Tobacco Asset Securitization Corp. Ref. (Tobacco Settle Asset Backed Sub. Bonds), Ser. 2021-B-1, 4.00%, due 6/1/2050	495,052
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$2,500,000	Triborough Bridge & Tunnel Au. Rev., Ser. 2021-A-2, 2.00%, due 5/15/2045 Putable 5/15/2024	$ 2,462,590
2,000,000	Triborough Bridge & Tunnel Au. Rev. Ref., Ser. 2021-A-1, 5.00%, due 5/15/2051	2,176,044
500,000	Westchester Co. Local Dev. Corp. Rev. Ref. (Kendal on Hudson Proj.), Ser. 2022-B, 5.00%, due 1/1/2041	500,495
450,000	Yonkers Econ. Dev. Corp. Ed. Rev. (Charter Sch. of Ed. Excellence Proj.), Ser. 2019-A, 5.00%, due 10/15/2049	418,661
		27,257,722
North Carolina 1.1%
2,000,000	North Carolina St. Turnpike Au., Ser. 2020, 5.00%, due 2/1/2024	2,046,763
Ohio 2.9%
400,000	Allen Co. Hosp. Facs. Rev. (Catholic Hlth.), Ser.2010-C, (LOC: Bank of Montreal), 1.16%, due 6/1/2034	400,000(a)
3,445,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Ref. Rev., Ser. 2020-B-2, 5.00%, due 6/1/2055	3,284,868
500,000	Ohio St. Air Quality Dev. Au. (Ohio Valley Elec. Corp. Proj.), Ser. 2009-B, 1.38%, due 2/1/2026 Putable 11/1/2024	475,648
1,000,000	Ohio St. Air Quality Dev. Au. Rev. (American Elec. Pwr. Co. Proj.), Ser. 2014-A, 2.40%, due 12/1/2038 Putable 10/1/2029	909,777
250,000	Port Au. of Greater Cincinnati Dev. Rev. (Convention Ctr. Hotel Acquisition and Demolition Proj.), Ser. 2020-A, 3.00%, due 5/1/2023	249,608
		5,319,901
Oklahoma 0.9%
1,500,000	Weatherford Ind. Trust Ed. Fac. Lease Rev. (Weatherford Pub. Sch. Proj.), Ser. 2019, 5.00%, due 3/1/2033	1,676,114
Pennsylvania 9.6%
2,615,000	Allegheny Co. Hosp. Dev. Au. Rev. Ref. (Univ. Pittsburgh Med. Ctr.), Ser. 2019-A, 5.00%, due 7/15/2029	2,997,509
	Lackawanna Co. Ind. Dev. Au. Rev. Ref. (Univ. of Scranton)
940,000	Ser. 2017, 5.00%, due 11/1/2028	1,027,887
565,000	Ser. 2017, 5.00%, due 11/1/2029	617,386
500,000	Ser. 2017, 5.00%, due 11/1/2030	546,170
	Luzerne Co. G.O. Ref
400,000	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/2025	427,769
150,000	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/2027	166,478
200,000	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/2025	213,884
70,000	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/2026	76,099
	Luzerne Co. Ind. Dev. Au. Lease Rev. Ref. Gtd.
350,000	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2025	374,297
525,000	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2026	563,106
250,000	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2027	267,499
1,025,000	Pennsylvania St. G.O., Ser. 2015, 5.00%, due 3/15/2029	1,080,574
3,420,000	Pennsylvania St. Turnpike Commission Oil Franchise Tax Rev. Ref., Ser.2021-B, 5.00%, due 12/1/2046	3,696,370
2,065,000	Pennsylvania St. Turnpike Commission Rev. Ref., Ser. 2016, 5.00%, due 6/1/2027	2,207,472
400,000	Pennsylvania St. Turnpike Commission Turnpike Rev., Subser. 2019-A, 5.00%, due 12/1/2033	448,414
1,690,000	Philadelphia City Wtr. & Wastewater Rev. Ref., Ser. 2020-A, 5.00%, due 11/1/2039	1,874,162
750,000	Southeastern Trans. Au. Rev. Ref., Ser. 2017, 5.00%, due 3/1/2028	836,403
		17,421,479
Puerto Rico 1.2%
800,000	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Hosp. Auxilio Mutuo Oblig. Group Proj.), Ser. 2021, 5.00%, due 7/1/2029	889,354
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Puerto Rico – cont'd
$1,391,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	$ 1,370,481
		2,259,835
South Carolina 2.8%
1,975,000	South Carolina St. Hsg. Fin. & Dev. Au. Mtge. Rev., Ser. 2021 A, 1.85%, due 7/1/2036	1,549,701
	South Carolina St. Pub. Svc. Au. Oblig. Rev. Ref.
2,000,000	Ser. 2014-C, 5.00%, due 12/1/2028	2,076,511
1,200,000	Ser. 2022-E, 5.25%, due 12/1/2033	1,404,413
		5,030,625
Tennessee 2.1%
700,000	Greeneville Hlth. & Ed. Facs. Board Hosp. Rev. Ref. (Ballad Hlth. Obligated Group), Ser. 2018-A, 5.00%, due 7/1/2032	704,278
1,230,000	Tennessee Hsg. Dev. Agcy. Residential Fin. Prog. Rev., Ser. 2019-2, 3.00%, due 7/1/2039	1,159,139
	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.)
445,000	Ser. 2017-A, 4.00%, due 5/1/2048 Putable 5/1/2023	445,465
1,500,000	Ser. 2018, 4.00%, due 11/1/2049 Putable 11/1/2025	1,507,171
		3,816,053
Texas 3.8%
590,000	Central Texas Reg. Mobility Au. Sr. Lien Ref. Rev., Ser. 2020-A, 5.00%, due 1/1/2027	641,533
2,450,000	Dallas Co. G.O. (Cert. Oblig.), Ser. 2016, 5.00%, due 8/15/2023	2,483,672
750,000	Hidalgo Co. Reg. Mobility Au. Rev., Ser. 2022-B, 4.00%, due 12/1/2041	696,575
250,000	La Joya Independent Sch. Dist. Ref. G.O., Ser. 2013, (PSF-GTD Insured), 5.00%, due 2/15/2033	280,047
900,000	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/2027	912,221
125,000	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/2023	125,237
290,000	Pampa Independent Sch. Dist. G.O. Ref., Ser. 2016, (PSF-GTD Insured), 5.00%, due 8/15/2032 Pre-Refunded 8/15/2025	308,338
710,000	Prosper Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2019, (PSF-GTD Insured), 5.00%, due 2/15/2030	815,747
700,000	Tender Option Bond Trust Receipts/CTFS Various St. (Floaters), Ser. 2021, (LOC: Deutsche Bank A.G.), 1.96%, due 1/1/2061	700,000(a)(c)
		6,963,370
Utah 4.4%
	Midvale Redev. Agcy. Tax Increment & Sales Tax Rev.
660,000	Ser. 2018, 5.00%, due 5/1/2032	733,923
380,000	Ser. 2018, 5.00%, due 5/1/2034	420,157
1,250,000	Univ. of Utah (Green Bond), Ser. 2023-A, 5.00%, due 8/1/2036	1,473,563(b)
	Utah Infrastructure Agcy. Telecommunication Rev.
200,000	Ser. 2019-A, 4.00%, due 10/15/2036	179,273
500,000	Ser. 2021-A, 4.00%, due 10/15/2038	435,316
100,000	Utah St. G.O., Ser. 2020-B, 3.00%, due 7/1/2030	103,786
3,175,000	Utah St. Transit Au. Sales Tax Rev. Ref., Ser.2007, (NATL Insured), 5.00%, due 6/15/2031	3,743,083
945,000	Weber Co. Spec. Assessment (Summit Mountain Assessment Area), Ser. 2013, 5.50%, due 1/15/2028	947,311
		8,036,412
Virginia 0.6%
1,115,000	Virginia St. Hsg. Dev. Au., Ser. 2021, ( (GNMA/FNMA/FHLMC Insured), 1.05%, due 12/1/2027	985,631
Washington 1.2%
85,000	North Thurston Pub. Sch. G.O., Ser. 2016, 4.00%, due 12/1/2028	89,918
1,000,000	Washington St. G.O., Ser. 2022-C, 5.00%, due 2/1/2037	1,162,412
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Washington – cont'd
$800,000	Whitman Co. Sch. Dist. No. 267 Pullman G.O., Ser. 2016, 4.00%, due 12/1/2029	$ 845,555
		2,097,885
West Virginia 0.4%
700,000	West Virginia Hosp. Fin. Au. Rev. Ref. (Cabell Huntington Hosp. Obligated Group), Ser. 2018-A, 5.00%, due 1/1/2029	752,961
Wisconsin 1.7%
500,000	Pub. Fin. Au. Hosp. Rev. (Carson Valley Med. Ctr.), Ser. 2021-A, 4.00%, due 12/1/2051	400,266
500,000	Pub. Fin. Au. Sr. Rev. (Wonderful Foundations Charter Sch. Portfolio Proj.), Ser. 2020-A-1, 5.00%, due 1/1/2055	414,595(c)
480,000	Wisconsin St. Hlth. & Ed. Facs. Au. Rev. Ref. (Ascension Health Credit Group), Ser. 2016-A, 4.00%, due 11/15/2039	482,208
	Wisconsin St. Hsg. & Econ. Dev. Au. Home Ownership Rev.
675,000	Ser. 2021-A, 1.25%, due 3/1/2028	605,361
720,000	Ser. 2021-A, 1.35%, due 9/1/2028	642,591
700,000	Ser. 2021-A, 1.45%, due 3/1/2029	622,320
		3,167,341
Total Investments 96.9% (Cost $183,752,468)		176,554,595
Other Assets Less Liabilities 3.1%		5,728,943
Net Assets 100.0%		$182,283,538

(a)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2023.

(b)	When-issued security. Total value of all such securities at January 31, 2023 amounted to $2,453,984, which represents 1.3% of net assets of the Fund.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2023, these securities amounted to $1,314,392, which represents 0.7% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes#	$—	$176,554,595	$—	$176,554,595
Total Investments	$—	$176,554,595	$—	$176,554,595

#	The Schedule of Investments provides information on the state/territory categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)
January 31, 2023

Principal Amount		Value
Mortgage-Backed Securities 26.4%
Collateralized Mortgage Obligations 10.7%
$3,531	Angel Oak Mortgage Trust I LLC, Ser. 2019-1, Class A1, 3.92%, due 11/25/2048	$ 3,512(a)(b)
1,041,611	COLT Mortgage Loan Trust, Ser. 2021-5, Class A1, 1.73%, due 11/26/2066	899,795(a)(b)
Connecticut Avenue Securities Trust
16,744	Ser. 2019-R02, Class 1M2, (1M USD LIBOR + 2.30%), 6.81%, due 8/25/2031	16,744(a)(c)
251,868	Ser. 2021-R01, Class 1M2, (SOFR30A + 1.55%), 5.86%, due 10/25/2041	248,024(a)(c)
550,000	Ser. 2021-R03, Class 1M2, (SOFR30A + 1.65%), 5.96%, due 12/25/2041	528,752(a)(c)
1,700,000	Ser. 2022-R01, Class 1M2, (SOFR30A + 1.90%), 6.21%, due 12/25/2041	1,656,830(a)(c)
625,000	Ser. 2022-R04, Class 1M2, (SOFR30A + 3.10%), 7.41%, due 3/25/2042	627,326(a)(c)
725,000	Ser. 2022-R03, Class 1M2, (SOFR30A + 3.50%), 7.81%, due 3/25/2042	734,962(a)(c)
245,669	Ser. 2022-R07, Class 1M1, (SOFR30A + 2.95%), 7.26%, due 6/25/2042	250,737(a)(c)
495,000	Ser. 2022-R07, Class 1M2, (SOFR30A + 4.65%), 8.96%, due 6/25/2042	524,928(a)(c)
1,560,474	Ser. 2022-R08, Class 1M1, (SOFR30A + 2.55%), 6.86%, due 7/25/2042	1,577,194(a)(c)
79,000	Ser. 2022-R08, Class 1M2, (SOFR30A + 3.60%), 7.91%, due 7/25/2042	80,674(a)(c)
435,000	Ser. 2022-R08, Class 1B1, (SOFR30A + 5.60%), 9.91%, due 7/25/2042	444,754(a)(c)
861,500	Ser. 2023-R01, Class 1M1, (SOFR30A + 2.40%), 6.71%, due 12/25/2042	864,725(a)(c)
763,922	Ellington Financial Mortgage Trust, Ser. 2022-1, Class A1, 2.21%, due 1/25/2067	669,414(a)(b)
Fannie Mae Connecticut Avenue Securities
471,904	Ser. 2016-C01, Class 2M2, (1M USD LIBOR + 6.95%), 11.46%, due 8/25/2028	500,365(c)
140,638	Ser. 2016-C03, Class 1M2, (1M USD LIBOR + 5.30%), 9.81%, due 10/25/2028	145,681(c)
555,268	Ser. 2017-C06, Class 2M2, (1M USD LIBOR + 2.80%), 7.31%, due 2/25/2030	561,507(c)
477,135	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 6.76%, due 7/25/2030	478,326(c)
689,970	Ser. 2018-C02, Class 2M2, (1M USD LIBOR + 2.20%), 6.71%, due 8/25/2030	691,692(c)
Freddie Mac Structured Agency Credit Risk Debt Notes
548,095	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 7.76%, due 7/25/2029	565,199(c)
649,893	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 6.86%, due 4/25/2030	657,164(c)
179,014	Ser. 2019-CS03, Class M1, (1M USD LIBOR + 0.00%), 4.51%, due 10/25/2032	178,565(a)(c)
Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits
550,000	Ser. 2021-DNA6, Class M2, (SOFR30A + 1.50%), 5.81%, due 10/25/2041	526,651(a)(c)
785,000	Ser. 2022-DNA2, Class M1B, (SOFR30A + 2.40%), 6.71%, due 2/25/2042	770,830(a)(c)
408,000	Ser. 2022-DNA2, Class M2, (SOFR30A + 3.75%), 8.06%, due 2/25/2042	396,276(a)(c)
469,000	Ser. 2022-HQA1, Class M2, (SOFR30A + 5.25%), 9.56%, due 3/25/2042	467,335(a)(c)
333,000	Ser. 2022-HQA3, Class M1B, (SOFR30A + 3.55%), 7.86%, due 8/25/2042	333,362(a)(c)
426,688	GCAT Trust, Ser. 2021-NQM5, Class A1, 1.26%, due 7/25/2066	345,483(a)(b)
28,923	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1M USD LIBOR + 1.13%), 5.49%, due 6/19/2034	26,613(c)
251,442	New Residential Mortgage Loan Trust, Ser. 2019-NQM5, Class A1, 2.71%, due 11/25/2059	233,638(a)(b)
444,079	SG Residential Mortgage Trust, Ser. 2021-2, Class A1, 1.74%, due 12/25/2061	368,498(a)(b)
932,876	Towd Point Mortgage Trust, Ser. 2022-4, Class A1, 3.75%, due 9/25/2062	886,846(a)
Verus Securitization Trust
377,923	Ser. 2021-3, Class A3, 1.44%, due 6/25/2066	316,363(a)(b)
411,059	Ser. 2021-6, Class A3, 1.89%, due 10/25/2066	346,009(a)(b)
342,706	Ser. 2022-7, Class A1, 5.15%, due 7/25/2067	341,288(a)(d)
18,266,062
Commercial Mortgage-Backed 12.3%
807,442	BANK, Ser. 2020-BN30, Class A1, 0.45%, due 12/15/2053	751,772
BBCMS Mortgage Trust
454,083	Ser. 2020-C7, Class A1, 1.08%, due 4/15/2053	434,058
4,413,132	Ser. 2021-C11, Class XA, 1.38%, due 9/15/2054	338,893(b)(e)
1,882,710	Ser. 2022-C17, Class XA, 1.15%, due 9/15/2055	153,456(b)(e)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
$662,000	BB-UBS Trust, Ser. 2012-SHOW, Class A, 3.43%, due 11/5/2036	$ 618,999(a)
	Benchmark Mortgage Trust
145,438	Ser. 2019-B12, Class A2, 3.00%, due 8/15/2052	139,747
325,000	Ser. 2019-B12, Class AS, 3.42%, due 8/15/2052	288,723
7,443,735	Ser. 2021-B30, Class XA, 0.81%, due 11/15/2054	387,997(b)(e)
244,000	Ser. 2021-B31, Class D, 2.25%, due 12/15/2054	135,490(a)
104,000	Ser. 2021-B31, Class E, 2.25%, due 12/15/2054	52,359(a)
300,000	Ser. 2019-B10, Class B, 4.18%, due 3/15/2062	267,330(b)
228,000	BPR Trust, Ser. 2022-OANA, Class D, (1M CME Term SOFR + 3.70%), 8.17%, due 4/15/2037	220,294(a)(c)
	BX Commercial Mortgage Trust
100,000	Ser. 2021-VOLT, Class A, (1M USD LIBOR + 0.70%), 5.16%, due 9/15/2036	97,465(a)(c)
1,640,000	Ser. 2021-VOLT, Class D, (1M USD LIBOR + 1.65%), 6.11%, due 9/15/2036	1,575,854(a)(c)
233,750	Ser. 2019-XL, Class D, (1M CME Term SOFR + 1.56%), 6.04%, due 10/15/2036	229,347(a)(c)
471,000	BX Trust, Ser. 2019-OC11, Class D, 3.94%, due 12/9/2041	393,639(a)(b)
	CAMB Commercial Mortgage Trust
1,429,000	Ser. 2019-LIFE, Class D, (1M USD LIBOR + 1.75%), 6.21%, due 12/15/2037	1,405,235(a)(c)
595,000	Ser. 2019-LIFE, Class E, (1M USD LIBOR + 2.15%), 6.61%, due 12/15/2037	581,576(a)(c)
140,000	Ser. 2019-LIFE, Class F, (1M USD LIBOR + 2.55%), 7.01%, due 12/15/2037	135,789(a)(c)
700,000	CD Mortgage Trust, Ser. 2016-CD2, Class A4, 3.53%, due 11/10/2049	663,965(b)
	Citigroup Commercial Mortgage Trust
503,666	Ser. 2015-GC27, Class AAB, 2.94%, due 2/10/2048	492,163
660,000	Ser. 2015-P1, Class A5, 3.72%, due 9/15/2048	636,782
295,219	Ser. 2016-P4, Class AAB, 2.78%, due 7/10/2049	283,412
	Commercial Mortgage Trust
1,000,000	Ser. 2012-CR4, Class AM, 3.25%, due 10/15/2045	920,000
1,000,000	Ser. 2014-UBS2, Class A5, 3.96%, due 3/10/2047	982,579
1,358,776	Ser. 2014-UBS3, Class XA, 1.06%, due 6/10/2047	12,434(b)(e)
335,204	Ser. 2014-CR19, Class ASB, 3.50%, due 8/10/2047	329,067
4,672,282	Ser. 2014-UBS6, Class XA, 0.84%, due 12/10/2047	53,872(b)(e)
475,000	Ser. 2016-COR1, Class AM, 3.49%, due 10/10/2049	441,046
327,403	Ser. 2015-PC1, Class ASB, 3.61%, due 7/10/2050	320,248
182,009	Ser. 2013-CR11, Class ASB, 3.66%, due 8/10/2050	181,035
	CSAIL Commercial Mortgage Trust
6,336,040	Ser. 2016-C5, Class XA, 0.90%, due 11/15/2048	127,780(b)(e)
544,682	Ser. 2016-C5, Class ASB, 3.53%, due 11/15/2048	529,546
640,000	Eleven Madison Mortgage Trust, Ser. 2015-11MD, Class A, 3.55%, due 9/10/2035	599,580(a)(b)
1,535,000	Freddie Mac Multiclass Certificates, Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	97,250(b)(e)
	Freddie Mac Multifamily Structured Pass Through Certificates
5,461,762	Ser. KW03, Class X1, 0.83%, due 6/25/2027	135,864(b)(e)
3,409,962	Ser. K095, Class X1, 0.95%, due 6/25/2029	165,228(b)(e)
5,274,775	Ser. K096, Class X1, 1.13%, due 7/25/2029	306,374(b)(e)
4,100,000	Ser. K098, Class XAM, 1.39%, due 8/25/2029	311,692(b)(e)
132,000	GS Mortgage Securities Corp. Trust, Ser. 2022-ECI, Class A, (1M CME Term SOFR + 2.19%), 6.67%, due 8/15/2039	132,165(a)(c)
	GS Mortgage Securities Trust
101,214	Ser. 2010-C1, Class B, 5.15%, due 8/10/2043	100,154(a)
59,924,224	Ser. 2013-GC13, Class XA, 0.06%, due 7/10/2046	617(b)(e)
100,000	Ser. 2014-GC18, Class AS, 4.38%, due 1/10/2047	96,176
439,198	Ser. 2015-GC34, Class AAB, 3.28%, due 10/10/2048	425,221
500,000	Ser. 2017-GS5, Class A4, 3.67%, due 3/10/2050	475,038
14,877,465	Ser. 2015-GC30, Class XA, 0.73%, due 5/10/2050	198,306(b)(e)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
$400,000	Hilton USA Trust, Ser. 2016-HHV, Class D, 4.19%, due 11/5/2038	$ 362,749(a)(b)
400,000	Hudson Yards Mortgage Trust, Ser. 2016-10HY, Class A, 2.84%, due 8/10/2038	360,952(a)
252,000	ILPT Commercial Mortgage Trust, Ser. 2022-LPF2, Class A, (1M CME Term SOFR + 2.25%), 6.72%, due 10/15/2039	251,842(a)(c)
403,000	INTOWN STAY Mortgage Trust, Ser. 2022-STAY, Class A, (1M CME Term SOFR + 2.49%), 6.97%, due 8/15/2039	405,018(a)(c)
356,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser. 2022-OPO, Class D, 3.45%, due 1/5/2039	264,072(a)(b)
152,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2017-C33, Class C, 4.56%, due 5/15/2050	133,791(b)
1,025,000	NYO Commercial Mortgage Trust, Ser. 2021-1290, Class D, (1M USD LIBOR + 2.55%), 7.01%, due 11/15/2038	886,053(a)(c)
135,000	ONE Park Mortgage Trust, Ser. 2021-PARK, Class E, (1M CME Term SOFR + 1.86%), 6.34%, due 3/15/2036	123,585(a)(c)
Taubman Centers Commercial Mortgage Trust
185,000	Ser. 2022-DPM, Class A, (1M CME Term SOFR + 2.19%), 6.66%, due 5/15/2037	180,959(a)(c)
216,000	Ser. 2022-DPM, Class B, (1M CME Term SOFR + 2.93%), 7.41%, due 5/15/2037	208,416(a)(c)
181,000	Ser. 2022-DPM, Class C, (1M CME Term SOFR + 3.78%), 8.26%, due 5/15/2037	173,026(a)(c)
Wells Fargo Commercial Mortgage Trust
270,000	Ser. 2014-LC18, Class A5, 3.41%, due 12/15/2047	259,624
3,831,320	Ser. 2019-C52, Class XA, 1.60%, due 8/15/2052	270,982(b)(e)
21,106,686
Fannie Mae 1.7%
Pass-Through Certificates
93,311	4.50%, due 4/1/2039 - 5/1/2044	94,357
1,075,428	5.50%, due 11/1/2052	1,093,033
1,681,325	6.00%, due 11/1/2052 - 12/1/2052	1,728,996
2,916,386
Freddie Mac 1.7%
Pass-Through Certificates
70,653	4.50%, due 11/1/2039	71,877
1,668,521	5.50%, due 9/1/2052 - 10/1/2052	1,702,288
1,059,576	6.00%, due 10/1/2052	1,088,480
2,862,645
Total Mortgage-Backed Securities (Cost $48,538,055)		45,151,779
Asset-Backed Securities 16.7%
875,000	37 Capital CLO I Ltd., Ser. 2021-1A, Class A, (3M USD LIBOR + 1.20%), 5.99%, due 10/15/2034	860,360(a)(c)
1,450,000	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	1,440,944(a)
917,585	Aqua Finance Trust, Ser. 2021-A, Class A, 1.54%, due 7/17/2046	823,953(a)
Avis Budget Rental Car Funding AESOP LLC
500,000	Ser. 2020-2A, Class B, 2.96%, due 2/20/2027	461,057(a)
485,000	Ser. 2021-2A, Class B, 1.90%, due 2/20/2028	420,126(a)
255,500	Beacon Container Finance II LLC, Ser. 2021-1A, Class A, 2.25%, due 10/22/2046	223,896(a)
1,140,000	Crown Castle Towers LLC, 3.66%, due 5/15/2025	1,096,493(a)
1,000,000	Dryden 64 CLO Ltd., Ser. 2018-64A, Class D, (3M USD LIBOR + 2.65%), 7.44%, due 4/18/2031	968,240(a)(c)
435,000	Fort Washington CLO Ltd., Ser. 2021-2A, Class A, (3M USD LIBOR + 1.22%), 6.03%, due 10/20/2034	424,881(a)(c)
3,100,000	Gulf Stream Meridian 3 Ltd., Ser. 2021-IIIA, Class A1, (3M USD LIBOR + 1.32%), 6.11%, due 4/15/2034	3,066,306(a)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Hilton Grand Vacations Trust
$242,469	Ser. 2018-AA, Class A, 3.54%, due 2/25/2032	$ 234,717(a)
156,135	Ser. 2022-2A, Class A, 4.30%, due 1/25/2037	152,047(a)
324,211	Ser. 2022-2A, Class B, 4.74%, due 1/25/2037	315,797(a)
431,814	JPMorgan Chase Bank NA, Ser. 2021-3, Class B, 0.76%, due 2/26/2029	410,169(a)
337,000	MetroNet Infrastructure Issuer LLC, Ser. 2022-1A, Class A2, 6.35%, due 10/20/2052	327,502(a)
MVW LLC
428,336	Ser. 2021-2A, Class A, 1.43%, due 5/20/2039	386,015(a)
303,887	Ser. 2021-2A, Class B, 1.83%, due 5/20/2039	274,272(a)
121,160	Ser. 2021-1WA, Class B, 1.44%, due 1/22/2041	110,630(a)
315,634	Navient Private Ed. Refi Loan Trust, Ser. 2021-EA, Class A, 0.97%, due 12/16/2069	273,525(a)
Navient Student Loan Trust
304,578	Ser. 2021-BA, Class A, 0.94%, due 7/15/2069	266,087(a)
159,116	Ser. 2021-CA, Class A, 1.06%, due 10/15/2069	139,529(a)
348,730	Ser. 2021-FA, Class A, 1.11%, due 2/18/2070	298,212(a)
1,200,000	Oaktree CLO Ltd., Ser. 2022-3A, Class A2, (3M CME Term SOFR + 2.30%), 6.96%, due 7/15/2035	1,196,011(a)(c)
1,000,000	Octagon Investment Partners 43 Ltd., Ser. 2019-1A, Class D, (3M USD LIBOR + 3.90%), 8.72%, due 10/25/2032	971,300(a)(c)
OneMain Financial Issuance Trust
382,270	Ser. 2020-1A, Class A, 3.84%, due 5/14/2032	379,848(a)
422,000	Ser. 2022-2A, Class A, 4.89%, due 10/14/2034	416,247(a)
1,000,000	Park Blue CLO Ltd., Ser. 2022-1A, Class A1, (3M CME Term SOFR + 2.45%), 2.45%, due 10/20/2034	996,567(a)(c)
PFS Financing Corp.
960,000	Ser. 2021-A, Class A, 0.71%, due 4/15/2026	909,222(a)
300,000	Ser. 2021-B, Class A, 0.77%, due 8/15/2026	280,504(a)
673,000	Ser. 2022-A, Class A, 2.47%, due 2/15/2027	639,844(a)
Prestige Auto Receivables Trust
580,000	Ser. 2021-1A, Class D, 2.08%, due 2/15/2028	524,054(a)
252,000	Ser. 2022-1A, Class B, 6.55%, due 7/17/2028	253,892(a)
410,000	SBA Tower Trust, Ser. 2014-2A, Class C, 3.87%, due 10/15/2049	397,543(a)
Sierra Timeshare Receivables Funding LLC
206,043	Ser. 2019-1A, Class C, 3.77%, due 1/20/2036	197,994(a)
70,921	Ser. 2019-2A, Class A, 2.59%, due 5/20/2036	68,681(a)
82,559	Ser. 2020-2A, Class C, 3.51%, due 7/20/2037	78,339(a)
228,256	Ser. 2022-1A, Class A, 3.05%, due 10/20/2038	217,644(a)
304,936	Ser. 2022-1A, Class C, 3.94%, due 10/20/2038	291,149(a)
179,954	Ser. 2022-2A, Class B, 5.04%, due 6/20/2040	177,783(a)
1,000,000	Signal Peak CLO 8 Ltd., Ser. 2020-8A, Class A, (3M USD LIBOR + 1.27%), 6.08%, due 4/20/2033	985,645(a)(c)
SoFi Professional Loan Program Trust
289,883	Ser. 2021-A, Class AFX, 1.03%, due 8/17/2043	246,505(a)
490,000	Ser. 2018-C, Class BFX, 4.13%, due 1/25/2048	463,930(a)
1,200,000	Storm King Park CLO Ltd., Ser. 2022-1A, Class A1, (3M CME Term SOFR + 2.05%), 5.66%, due 10/15/2035	1,196,748(a)(c)
193,050	Taco Bell Funding LLC, Ser. 2021-1A, Class A2I, 1.95%, due 8/25/2051	168,629(a)
442,430	TAL Advantage VII LLC, Ser. 2020-1A, Class A, 2.05%, due 9/20/2045	394,149(a)
500,000	TICP CLO VII Ltd., Ser. 2017-7A, Class DR, (3M USD LIBOR + 3.20%), 7.99%, due 4/15/2033	463,351(a)(c)
739,000	T-Mobile U.S. Trust, Ser. 2022-1A, Class A, 4.91%, due 5/22/2028	741,641(a)
Vantage Data Centers Issuer LLC
230,000	Ser. 2018-2A, Class A2, 4.20%, due 11/15/2043	225,110(a)
888,567	Ser. 2019-1A, Class A2, 3.19%, due 7/15/2044	851,213(a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$1,000,000	Voya CLO Ltd., Ser. 2016-2A, Class CR, (3M USD LIBOR + 4.00%), 8.80%, due 7/19/2028	$ 951,158(a)(c)
875,000	Whitebox CLO III Ltd., Ser. 2021-3A, Class A1, (3M USD LIBOR + 1.22%), 6.01%, due 10/15/2034	858,506(a)(c)
Total Asset-Backed Securities (Cost $29,279,470)		28,517,965

Corporate Bonds 47.9%
Aerospace & Defense 1.1%
2,025,000	Boeing Co., 2.70%, due 2/1/2027	1,872,301
Agriculture 1.4%
465,000	BAT Capital Corp., 2.26%, due 3/25/2028	399,821
1,935,000	Philip Morris Int'l, Inc., 5.13%, due 11/17/2027	1,977,634
		2,377,455
Airlines 1.6%
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
580,000	5.50%, due 4/20/2026	568,588(a)
1,745,000	5.75%, due 4/20/2029	1,687,803(a)
110,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	113,203(a)
426,247	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	421,158(a)
		2,790,752
Auto Manufacturers 1.9%
	Ford Motor Credit Co. LLC
400,000	6.95%, due 3/6/2026	409,032
545,000	7.35%, due 11/4/2027	571,569
320,000	2.90%, due 2/10/2029	266,931
	General Motors Financial Co., Inc.
490,000	3.80%, due 4/7/2025	475,945
620,000	2.70%, due 8/20/2027	556,687
1,010,000	Volkswagen Group of America Finance LLC, 3.35%, due 5/13/2025	972,710(a)
		3,252,874
Auto Parts & Equipment 0.1%
255,000	Goodyear Tire & Rubber Co., 5.00%, due 5/31/2026	246,710
Banks 14.6%
	Banco Santander SA
450,000	2.75%, due 5/28/2025	424,301
1,440,000	5.15%, due 8/18/2025	1,440,538
	Bank of America Corp.
425,000	Ser. L, 3.95%, due 4/21/2025	417,915
1,000,000	3.84%, due 4/25/2025	982,052(f)
1,980,000	3.38%, due 4/2/2026	1,915,279(f)
1,075,000	BNP Paribas SA, 3.80%, due 1/10/2024	1,061,806(a)
	Citigroup, Inc.
1,175,000	3.35%, due 4/24/2025	1,149,616(f)
1,400,000	2.01%, due 1/25/2026	1,316,793(f)
	Goldman Sachs Group, Inc.
780,000	0.66%, due 9/10/2024	756,877(f)
2,230,000	1.95%, due 10/21/2027	1,996,140(f)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
	JPMorgan Chase & Co.
$1,100,000	2.30%, due 10/15/2025	$ 1,047,081(f)
1,225,000	4.08%, due 4/26/2026	1,203,298(f)
1,985,000	1.47%, due 9/22/2027	1,758,513(f)
	Morgan Stanley
385,000	3.62%, due 4/17/2025	378,037(f)
1,560,000	0.79%, due 5/30/2025	1,464,750(f)
2,265,000	1.59%, due 5/4/2027	2,033,993(f)
2,035,000	Royal Bank of Canada, 3.38%, due 4/14/2025	1,983,950
1,485,000	U.S. Bancorp, 5.73%, due 10/21/2026	1,525,817(f)
2,115,000	Wells Fargo & Co., 3.91%, due 4/25/2026	2,066,291(f)
		24,923,047
Building Materials 0.2%
470,000	Jeld-Wen, Inc., 4.63%, due 12/15/2025	415,950(a)
Commercial Services 0.1%
180,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, due 7/15/2027	169,130(a)
Cosmetics - Personal Care 0.2%
400,000	GSK Consumer Healthcare Capital U.S. LLC, 3.02%, due 3/24/2024	390,865
Diversified Financial Services 2.3%
	AerCap Ireland Capital Designated Activity Co./AerCap Global Aviation Trust
200,000	4.50%, due 9/15/2023	198,898
460,000	6.50%, due 7/15/2025	468,418
1,000,000	American Express Co., 3.95%, due 8/1/2025	984,644
1,040,000	Capital One Financial Corp., 4.17%, due 5/9/2025	1,023,054(f)
175,000	GTP Acquisition Partners I LLC, Ser. 2015-2, 3.48%, due 6/16/2025	164,363(a)
600,000	OneMain Finance Corp., 3.50%, due 1/15/2027	521,830
620,000	Springleaf Finance Corp., 6.88%, due 3/15/2025	618,053
		3,979,260
Electric 1.4%
2,135,000	Dominion Energy, Inc., Ser. D, 2.85%, due 8/15/2026	1,999,108
495,000	Duke Energy Corp., 2.65%, due 9/1/2026	462,871
		2,461,979
Energy - Alternate Sources 0.2%
470,000	Sunnova Energy Corp., 5.88%, due 9/1/2026	423,000(a)
Entertainment 0.7%
1,295,000	Warnermedia Holdings, Inc., 3.76%, due 3/15/2027	1,213,696(a)
Food 0.5%
1,030,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 2.50%, due 1/15/2027	917,606(a)
Healthcare - Products 1.0%
1,670,000	GE HealthCare Technologies, Inc., 5.55%, due 11/15/2024	1,684,271(a)
Healthcare - Services 0.9%
445,000	Select Medical Corp., 6.25%, due 8/15/2026	434,622(a)
1,100,000	UnitedHealth Group, Inc., 3.70%, due 5/15/2027	1,081,662
		1,516,284
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Home Builders 0.1%
$150,000	Tri Pointe Homes, Inc., 5.25%, due 6/1/2027	$141,129
Insurance 0.4%
785,000	Jackson National Life Global Funding, 1.75%, due 1/12/2025	734,323(a)
Internet 0.1%
130,000	Gen Digital, Inc., 6.75%, due 9/30/2027	131,826(a)
Leisure Time 0.5%
400,000	Carnival Corp., 10.50%, due 2/1/2026	418,364(a)
290,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	284,461(a)
230,000	Royal Caribbean Cruises Ltd., 4.25%, due 7/1/2026	199,525(a)
		902,350
Media 1.7%
	Comcast Corp.
1,140,000	5.25%, due 11/7/2025	1,164,413
800,000	4.15%, due 10/15/2028	792,757
940,000	Fox Corp., 3.05%, due 4/7/2025	905,730
		2,862,900
Oil & Gas 0.7%
460,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, due 11/1/2026	438,436(a)
630,000	Callon Petroleum Co., 6.38%, due 7/1/2026	606,785
170,000	Northern Oil and Gas, Inc., 8.13%, due 3/1/2028	169,334(a)
75,000	PDC Energy, Inc., 5.75%, due 5/15/2026	72,535
		1,287,090
Packaging & Containers 1.1%
355,000	Mauser Packaging Solutions Holding Co., 7.88%, due 8/15/2026	358,106(a)(g)
1,540,000	Sonoco Products Co., 1.80%, due 2/1/2025	1,442,982
		1,801,088
Pharmaceuticals 2.2%
1,000,000	AbbVie, Inc., 2.95%, due 11/21/2026	946,330
1,885,000	CVS Health Corp., 3.63%, due 4/1/2027	1,821,977
1,065,000	Viatris, Inc., 1.65%, due 6/22/2025	978,878
		3,747,185
Pipelines 4.1%
290,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/2025	294,531(a)
1,910,000	Energy Transfer L.P., 4.20%, due 4/15/2027	1,845,560
	EQM Midstream Partners L.P.
333,000	6.00%, due 7/1/2025	327,842(a)
180,000	7.50%, due 6/1/2027	179,996(a)
710,000	Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, due 10/1/2025	697,575
1,760,000	Kinder Morgan, Inc., 4.30%, due 3/1/2028	1,725,205
540,000	MPLX L.P., 4.88%, due 6/1/2025	538,588
	New Fortress Energy, Inc.
360,000	6.75%, due 9/15/2025	344,389(a)
365,000	6.50%, due 9/30/2026	335,858(a)
230,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, due 10/15/2026	223,963(a)
460,000	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, due 3/1/2027	436,127(a)
		6,949,634
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Real Estate Investment Trusts 1.5%
	American Tower Corp.
$870,000	1.60%, due 4/15/2026	$ 786,256
1,635,000	1.45%, due 9/15/2026	1,448,622
190,000	MPT Operating Partnership L.P./MPT Finance Corp., 5.25%, due 8/1/2026	172,837
100,000	VICI Properties L.P./VICI Note Co., Inc., 4.63%, due 6/15/2025	96,780(a)
		2,504,495
Retail 0.5%
900,000	Lowe's Cos., Inc., 1.70%, due 9/15/2028	775,803
Semiconductors 1.6%
750,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, due 1/15/2027	722,658
2,170,000	Marvell Technology, Inc., 1.65%, due 4/15/2026	1,953,800
		2,676,458
Software 1.9%
460,000	Infor, Inc., 1.45%, due 7/15/2023	450,198(a)
	Oracle Corp.
422,000	5.80%, due 11/10/2025	433,800
2,550,000	1.65%, due 3/25/2026	2,325,602
		3,209,600
Telecommunications 3.3%
	AT&T, Inc.
1,675,000	1.70%, due 3/25/2026	1,537,342
1,270,000	1.65%, due 2/1/2028	1,113,301
410,000	Level 3 Financing, Inc., 3.63%, due 1/15/2029	305,040(a)
	T-Mobile USA, Inc.
1,150,000	2.25%, due 2/15/2026	1,065,803
1,010,000	3.75%, due 4/15/2027	971,496
815,000	Verizon Communications, Inc., 1.45%, due 3/20/2026	742,226
		5,735,208
Total Corporate Bonds (Cost $85,073,897)		82,094,269

Convertible Bonds 0.1%
Media 0.1%
210,000	DISH Network Corp., 2.38%, due 3/15/2024 (Cost $194,500)	194,565
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 7.5%
Investment Companies 7.5%
12,772,965	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.18%(h)(Cost $12,772,965)	$12,772,965
Total Investments 98.6% (Cost $175,858,887)		168,731,543
Other Assets Less Liabilities 1.4%		2,440,097(i)
Net Assets 100.0%		$171,171,640

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2023, these securities amounted to $68,629,103, which represents 40.1% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
January 31, 2023.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2023 and changes periodically.
(d)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2023.

(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	When-issued security. Total value of all such securities at January 31, 2023 amounted to $358,106, which represents 0.2% of net assets of the Fund.
(h)	Represents 7-day effective yield as of January 31, 2023.
(i)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$136,069,063	79.5%
Cayman Islands	11,742,325	6.9%
Canada	1,983,950	1.1%
Spain	1,864,839	1.1%
Jersey	1,196,748	0.7%
France	1,061,806	0.6%
Germany	972,710	0.6%
Ireland	667,316	0.4%
United Kingdom	399,821	0.2%
Short-Term Investments and Other Assets—Net	15,213,062	8.9%
	$171,171,640	100.0%
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At January 31, 2023, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2023	448	U.S. Treasury Note, 2 Year	$92,130,501	$240,509
3/2023	1	U.S. Treasury Note, Ultra 10 Year	121,203	203
Total Long Positions			$92,251,704	$240,712

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2023	43	U.S. Treasury Note, 10 Year	$(4,924,172)	$(83,984)
3/2023	313	U.S. Treasury Note, 5 Year	(34,192,805)	(294,266)
3/2023	11	U.S. Treasury Ultra Bond	(1,559,250)	(10,094)
Total Short Positions			$(40,676,227)	$(388,344)
Total Futures				$(147,632)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities#	$—	$45,151,779	$—	$45,151,779
Asset-Backed Securities	—	28,517,965	—	28,517,965
Corporate Bonds#	—	82,094,269	—	82,094,269
Convertible Bonds#	—	194,565	—	194,565
Short-Term Investments	—	12,772,965	—	12,772,965
Total Investments	$—	$168,731,543	$—	$168,731,543

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2023:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$240,712	$—	$—	$240,712
Liabilities	(388,344)	—	—	(388,344)
Total	$(147,632)	$—	$—	$(147,632)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)
January 31, 2023

Principal Amount(a)		Value
U.S. Treasury Obligations 4.5%
$53,070,000	U.S. Treasury Bills, 4.50%, due 4/13/2023	$ 52,596,518(b)
U.S. Treasury Bonds
2,880,000	2.38%, due 11/15/2049	2,239,987
11,650,000	1.88%, due 2/15/2051	8,026,213(c)
8,815,000	2.25%, due 2/15/2052	6,622,957(c)
8,545,000	3.00%, due 8/15/2052	7,560,990
13,079,977	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 2/15/2052	9,017,520(d)
U.S. Treasury Inflation-Indexed Notes
5,402,052	1.63%, due 10/15/2027	5,472,321(d)
1,251,233	0.13%, due 1/15/2032	1,129,690(d)
28,358,296	0.63%, due 7/15/2032	26,819,083(d)
Total U.S. Treasury Obligations (Cost $127,908,407)		119,485,279
U.S. Government Agency Securities 0.1%
2,030,000	Federal National Mortgage Association, 5.63%, due 7/15/2037 (Cost $2,835,428)	2,411,821

Mortgage-Backed Securities 47.0%
Collateralized Mortgage Obligations 9.6%
Connecticut Avenue Securities Trust
7,055,805	Ser. 2019-R04, Class 2B1, (1M USD LIBOR + 5.25%), 9.76%, due 6/25/2039	7,329,218(e)(f)
4,808,615	Ser. 2019-R05, Class 1B1, (1M USD LIBOR + 4.10%), 8.61%, due 7/25/2039	4,878,083(e)(f)
30,582	Ser. 2019-R06, Class 2M2, (1M USD LIBOR + 2.10%), 6.61%, due 9/25/2039	30,582(e)(f)
5,000,000	Ser. 2020-R02, Class 2B1, (1M USD LIBOR + 3.00%), 7.51%, due 1/25/2040	4,675,000(e)(f)
8,504,000	Ser. 2022-R01, Class 1M2, (SOFR30A + 1.90%), 6.21%, due 12/25/2041	8,288,047(e)(f)
4,726,000	Ser. 2022-R04, Class 1M2, (SOFR30A + 3.10%), 7.41%, due 3/25/2042	4,743,590(e)(f)
11,745,000	Ser. 2022-R03, Class 1M2, (SOFR30A + 3.50%), 7.81%, due 3/25/2042	11,906,383(e)(f)
4,307,052	Ser. 2022-R07, Class 1M1, (SOFR30A + 2.95%), 7.26%, due 6/25/2042	4,395,906(e)(f)
2,000,000	Ser. 2022-R08, Class 1B1, (SOFR30A + 5.60%), 9.91%, due 7/25/2042	2,044,845(e)(f)
Fannie Mae Connecticut Avenue Securities
4,983,530	Ser. 2017-C06, Class 2M2, (1M USD LIBOR + 2.80%), 7.31%, due 2/25/2030	5,039,524(f)
1,283,360	Ser. 2017-C07, Class 1M2, (1M USD LIBOR + 2.40%), 6.91%, due 5/25/2030	1,289,768(f)
6,043,096	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 6.76%, due 7/25/2030	6,058,179(f)
2,344,512	Ser. 2018-C02, Class 2M2, (1M USD LIBOR + 2.20%), 6.71%, due 8/25/2030	2,350,365(f)
404,922	Ser. 2018-C04, Class 2M2, (1M USD LIBOR + 2.55%), 7.06%, due 12/25/2030	407,469(f)
2,391,021	Ser. 2018-C05, Class 1M2, (1M USD LIBOR + 2.35%), 6.86%, due 1/25/2031	2,412,073(f)
Fannie Mae Interest Strip
6,670,662	Ser. 413, Class C26, 4.00%, due 10/25/2041	1,186,070(g)
8,639,250	Ser. 418, Class C24, 4.00%, due 8/25/2043	1,602,956(g)
Fannie Mae Real Estate Mortgage Investment Conduits
590,318	Ser. 2012-96, Class PS, (6.70% - 1M USD LIBOR), 2.19%, due 7/25/2041	3,560(f)(g)
6,370,757	Ser. 2019-49, Class DS, (6.15% - 1M USD LIBOR), 1.64%, due 6/25/2043	793,100(f)(g)
7,649,824	Ser. 2018-18, Class ST, (6.10% - 1M USD LIBOR), 1.59%, due 12/25/2044	881,732(f)(g)
4,153,178	Ser. 2016-8, Class SB, (6.10% - 1M USD LIBOR), 1.59%, due 3/25/2046	433,841(f)(g)
3,540,686	Ser. 2016-31, Class HS, (6.00% - 1M USD LIBOR), 1.49%, due 6/25/2046	434,458(f)(g)
4,052,432	Ser. 2016-67, Class KS, (6.00% - 1M USD LIBOR), 1.49%, due 9/25/2046	496,426(f)(g)
6,973,564	Ser. 2016-62, Class SA, (6.00% - 1M USD LIBOR), 1.49%, due 9/25/2046	866,999(f)(g)
8,362,047	Ser. 2019-33, Class SN, (6.10% - 1M USD LIBOR), 1.59%, due 7/25/2049	896,866(f)(g)
15,171,444	Ser. 2021-76, Class AI, 3.50%, due 11/25/2051	2,578,827(g)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
Freddie Mac Real Estate Mortgage Investment Conduits
$4,748,555	Ser. 4117, Class IO, 4.00%, due 10/15/2042	$ 821,962(g)
6,399,717	Ser. 4150, Class SP, (6.15% - 1M USD LIBOR), 1.69%, due 1/15/2043	811,790(f)(g)
3,125,916	Ser. 4456, Class SA, (6.15% - 1M USD LIBOR), 1.69%, due 3/15/2045	372,179(f)(g)
2,841,866	Ser. 4627, Class SA, (6.00% - 1M USD LIBOR), 1.54%, due 10/15/2046	378,694(f)(g)
5,349,150	Ser. 4994, Class LI, 4.00%, due 12/25/2048	992,787(g)
4,182,758	Ser. 4953, Class BI, 4.50%, due 2/25/2050	688,712(g)
20,005,318	Ser. 5142, Class CI, 2.50%, due 9/25/2051	2,377,396(g)
Freddie Mac Structured Agency Credit Risk Debt Notes
3,417,872	Ser. 2018-DNA1, Class M2, (1M USD LIBOR + 1.80%), 6.31%, due 7/25/2030	3,400,801(f)
11,047,144	Ser. 2018-HQA1, Class M2, (1M USD LIBOR + 2.30%), 6.81%, due 9/25/2030	11,129,900(f)
5,000,000	Ser. 2019-HQA1, Class B1, (1M USD LIBOR + 4.40%), 8.91%, due 2/25/2049	5,248,831(e)(f)
13,232,000	Ser. 2019-DNA2, Class B1, (1M USD LIBOR + 4.35%), 8.86%, due 3/25/2049	13,824,529(e)(f)
14,840,000	Ser. 2019-HQA2, Class B1, (1M USD LIBOR + 4.10%), 8.61%, due 4/25/2049	15,333,262(e)(f)
Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits
3,380,200	Ser. 2021-DNA7, Class M2, (SOFR30A + 1.80%), 6.11%, due 11/25/2041	3,255,572(e)(f)
8,054,000	Ser. 2022-DNA2, Class M2, (SOFR30A + 3.75%), 8.06%, due 2/25/2042	7,822,567(e)(f)
10,100,000	Ser. 2022-HQA1, Class M2, (SOFR30A + 5.25%), 9.56%, due 3/25/2042	10,064,150(e)(f)
5,496,000	Ser. 2022-DNA3, Class M1B, (SOFR30A + 2.90%), 7.21%, due 4/25/2042	5,513,960(e)(f)
5,000,000	Ser. 2022-DNA5, Class M1B, (SOFR30A + 4.50%), 8.81%, due 6/25/2042	5,307,841(e)(f)
9,447,000	Ser. 2022-DNA6, Class M1B, (SOFR30A + 3.70%), 8.01%, due 9/25/2042	9,735,553(e)(f)
Government National Mortgage Association
1,794,717	Ser. 2013-186, Class SA, (6.10% - 1M USD LIBOR), 1.64%, due 12/16/2043	203,060(f)(g)
10,661,535	Ser. 2015-144, Class HS, (6.20% - 1M USD LIBOR), 1.71%, due 10/20/2045	1,234,669(f)(g)
5,141,123	Ser. 2015-187, Class AI, 4.50%, due 12/20/2045	945,937(g)
7,071,399	Ser. 2017-112, Class KS, (6.20% - 1M USD LIBOR), 1.71%, due 7/20/2047	838,341(f)(g)
9,570,589	Ser. 2020-151, Class MI, 2.50%, due 10/20/2050	1,283,231(g)
15,974,815	Ser. 2021-30, Class DI, 2.50%, due 2/20/2051	2,130,944(g)
11,120,314	Ser. 2021-196, Class IO, 2.50%, due 11/20/2051	1,571,999(g)
219,756	JP Morgan Alternative Loan Trust, Ser. 2006-A5, Class 1A1, (1M USD LIBOR + 0.32%), 4.83%, due 10/25/2036	193,158(f)
8,492,287	Onslow Bay Mortgage Loan Trust, Ser. 2021-NQM4, Class A1, 1.96%, due 10/25/2061	7,108,286(e)(h)
12,064,012	SG Residential Mortgage Trust, Ser. 2021-2, Class A1, 1.74%, due 12/25/2061	10,010,751(e)(h)
23,883,117	Starwood Mortgage Residential Trust, Ser. 2021-5, Class A1, 1.92%, due 9/25/2066	20,350,322(e)(h)
6,783,180	Towd Point Mortgage Trust, Ser. 2022-4, Class A1, 3.75%, due 9/25/2062	6,448,485(e)
Verus Securitization Trust
24,162,032	Ser. 2021-6, Class A1, 1.63%, due 10/25/2066	20,438,370(e)(h)
6,213,713	Ser. 2021-6, Class A3, 1.89%, due 10/25/2066	5,230,392(e)(h)
3,315,269	Ser. 2022-4, Class A3, 4.74%, due 4/25/2067	3,182,044(e)(h)
254,274,342
Commercial Mortgage-Backed 4.2%
BBCMS Mortgage Trust
93,880,444	Ser. 2021-C11, Class XA, 1.38%, due 9/15/2054	7,209,267(g)(h)
33,046,362	Ser. 2022-C17, Class XA, 1.15%, due 9/15/2055	2,693,540(g)(h)
Benchmark Mortgage Trust
3,085,000	Ser. 2020-B16, Class C, 3.53%, due 2/15/2053	2,441,242(h)
47,366,047	Ser. 2021-B30, Class XA, 0.81%, due 11/15/2054	2,468,908(g)(h)
600,000	Ser. 2021-B31, Class E, 2.25%, due 12/15/2054	302,071(e)
8,573,000	BPR Trust, Ser. 2022-OANA, Class D, (1M CME Term SOFR + 3.70%), 8.17%, due 4/15/2037	8,283,231(e)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$9,875,000	BX Commercial Mortgage Trust, Ser. 2021-VOLT, Class D, (1M USD LIBOR + 1.65%), 6.11%, due 9/15/2036	$ 9,488,757(e)(f)
9,351,000	BX Trust, Ser. 2019-OC11, Class D, 3.94%, due 12/9/2041	7,815,119(e)(h)
CAMB Commercial Mortgage Trust
1,620,000	Ser. 2019-LIFE, Class E, (1M USD LIBOR + 2.15%), 6.61%, due 12/15/2037	1,583,450(e)(f)
3,730,000	Ser. 2019-LIFE, Class F, (1M USD LIBOR + 2.55%), 7.01%, due 12/15/2037	3,617,813(e)(f)
Citigroup Commercial Mortgage Trust
45,636,816	Ser. 2014-GC25, Class XA, 0.94%, due 10/10/2047	534,558(g)(h)
24,450,530	Ser. 2015-GC27, Class XA, 1.31%, due 2/10/2048	475,541(g)(h)
Commercial Mortgage Trust
6,200,000	Ser. 2012-CR4, Class AM, 3.25%, due 10/15/2045	5,704,002
28,953,385	Ser. 2014-CR16, Class XA, 0.95%, due 4/10/2047	243,087(g)(h)
26,280,302	Ser. 2014-CR17, Class XA, 0.95%, due 5/10/2047	215,504(g)(h)
38,505,496	Ser. 2014-UBS3, Class XA, 1.06%, due 6/10/2047	352,371(g)(h)
39,830,310	Ser. 2014-UBS6, Class XA, 0.84%, due 12/10/2047	459,247(g)(h)
CSAIL Commercial Mortgage Trust
1,860,000	Ser. 2018-C14, Class C, 4.92%, due 11/15/2051	1,592,319(h)
30,999,760	Ser. 2015-C2, Class XA, 0.72%, due 6/15/2057	374,245(g)(h)
Freddie Mac Multiclass Certificates
61,820,000	Ser. 2020-RR03, Class X1, 1.71%, due 7/27/2028	4,731,666(g)
27,400,000	Ser. 2020-RR02, Class DX, 1.82%, due 9/27/2028	2,292,265(g)(h)
65,436,000	Ser. 2020-RR04, Class X, 2.13%, due 2/27/2029	6,504,109(g)(h)
18,835,000	Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	1,193,291(g)(h)
Freddie Mac Multifamily Structured Pass Through Certificates
70,984,000	Ser. K083, Class XAM, 0.05%, due 10/25/2028	354,721(g)(h)
77,922,000	Ser. K085, Class XAM, 0.06%, due 10/25/2028	415,877(g)(h)
2,231,000	GS Mortgage Securities Corp. Trust, Ser. 2022-ECI, Class A, (1M CME Term SOFR + 2.19%), 6.67%, due 8/15/2039	2,233,790(e)(f)
GS Mortgage Securities Trust
47,848,322	Ser. 2014-GC18, Class XA, 1.02%, due 1/10/2047	296,569(g)(h)
41,823,028	Ser. 2015-GC30, Class XA, 0.73%, due 5/10/2050	557,472(g)(h)
1,534,500	Hilton USA Trust, Ser. 2016-HHV, Class C, 4.19%, due 11/5/2038	1,417,510(e)(h)
2,691,058	Hudson Yards Mortgage Trust, Ser. 2016-10HY, Class C, 2.98%, due 8/10/2038	2,335,302(e)(h)
6,840,000	INTOWN STAY Mortgage Trust, Ser. 2022-STAY, Class A, (1M CME Term SOFR + 2.49%), 6.97%, due 8/15/2039	6,874,245(e)(f)
6,838,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser. 2022-OPO, Class D, 3.45%, due 1/5/2039	5,072,254(e)(h)
1,693,000	Manhattan West Mortgage Trust, Ser. 2020-1MW, Class C, 2.34%, due 9/10/2039	1,437,172(e)(h)
2,614,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2017-C33, Class C, 4.56%, due 5/15/2050	2,300,857(h)
3,422,000	NYO Commercial Mortgage Trust, Ser. 2021-1290, Class D, (1M USD LIBOR + 2.55%), 7.01%, due 11/15/2038	2,958,121(e)(f)
2,432,000	ONE Park Mortgage Trust, Ser. 2021-PARK, Class E, (1M CME Term SOFR + 1.86%), 6.34%, due 3/15/2036	2,226,354(e)(f)
Taubman Centers Commercial Mortgage Trust
5,764,000	Ser. 2022-DPM, Class B, (1M CME Term SOFR + 2.93%), 7.41%, due 5/15/2037	5,561,623(e)(f)
3,832,000	Ser. 2022-DPM, Class C, (1M CME Term SOFR + 3.78%), 8.26%, due 5/15/2037	3,663,172(e)(f)
1,410,000	Wells Fargo Commercial Mortgage Trust, Ser. 2015-NXS4, Class C, 4.69%, due 12/15/2048	1,288,352(h)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
	WF-RBS Commercial Mortgage Trust
$102,868,000	Ser. 2013-C14, Class XB, 0.11%, due 6/15/2046	$ 65,085(g)(h)
27,664,255	Ser. 2014-C21, Class XA, 1.00%, due 8/15/2047	341,991(g)(h)
49,809,897	Ser. 2014-C25, Class XA, 0.79%, due 11/15/2047	550,449(g)(h)
14,035,077	Ser. 2014-C22, Class XA, 0.78%, due 9/15/2057	124,954(g)(h)
		110,651,473
Fannie Mae 6.4%
	Pass-Through Certificates
48,052,411	2.50%, due 8/1/2051 - 5/1/2052	42,225,470
39,116,482	3.00%, due 6/1/2050 - 6/1/2052	35,683,176
26,385,795	3.50%, due 5/1/2051 - 6/1/2052	24,770,434
14,034,082	4.00%, due 5/1/2052 - 7/1/2052	13,560,540
28,282,531	4.50%, due 6/1/2052 - 11/1/2052	27,940,791(i)
20,311,545	5.00%, due 8/1/2052 - 1/1/2053	20,407,286(i)
6,437,240	5.50%, due 12/1/2052 - 1/1/2053	6,543,847
		171,131,544
Freddie Mac 3.8%
	Pass-Through Certificates
13,661,129	2.50%, due 5/1/2051 - 4/1/2052	11,986,221
19,567,349	3.00%, due 12/1/2051 - 5/1/2052	17,805,270
20,205,173	3.50%, due 5/1/2052 - 2/1/2053	18,951,717(i)
20,954,060	4.00%, due 4/1/2052 - 12/1/2052	20,249,913
15,136,669	4.50%, due 7/1/2052 - 8/1/2052	14,950,687
7,311,074	5.00%, due 11/1/2052	7,340,138
10,420,220	5.50%, due 11/1/2052 - 2/1/2053	10,592,466
		101,876,412
Ginnie Mae 4.0%
	Pass-Through Certificates
347	7.00%, due 8/15/2032	370
33,445,000	4.50%, TBA, 30 Year Maturity	33,204,614(i)(j)
51,695,000	5.00%, TBA, 30 Year Maturity	52,046,364(i)(j)
20,960,000	5.50%, TBA, 30 Year Maturity	21,298,963(i)(j)
		106,550,311
Uniform Mortgage-Backed Securities 19.0%
	Pass-Through Certificates
58,085,000	3.50%, TBA, 30 Year Maturity	54,469,352(i)(j)
114,760,000	4.00%, TBA, 30 Year Maturity	110,815,125(i)(j)
164,375,000	4.50%, TBA, 30 Year Maturity	162,320,313(i)(j)
105,300,000	5.00%, TBA, 30 Year Maturity	105,686,648(i)(j)
67,250,000	5.50%, TBA, 30 Year Maturity	68,337,558(i)(j)
2,405,000	6.00%, TBA, 30 Year Maturity	2,469,728(j)
		504,098,724
Total Mortgage-Backed Securities (Cost $1,306,522,611)		1,248,582,806
Asset-Backed Securities 8.5%
1,650,000	37 Capital CLO Ltd., Ser. 2021-1A, Class E, (3M USD LIBOR + 7.20%), 11.99%, due 10/15/2034	1,477,626(e)(f)
1,000,000	AB BSL CLO, Ser. 2020-1A, Class DR, (3M CME Term SOFR + 3.45%), 8.08%, due 1/15/2035	957,547(e)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
AIG CLO LLC
$1,500,000	Ser. 2020-1A, Class DR, (3M USD LIBOR + 3.00%), 7.79%, due 4/15/2034	$ 1,389,721(e)(f)
3,000,000	Ser. 2020-1A, Class ER, (3M USD LIBOR + 6.30%), 11.09%, due 4/15/2034	2,735,899(e)(f)
1,050,000	AIMCO CLO 10 Ltd., Ser. 2019-10A, Class DR, (3M USD LIBOR + 2.90%), 7.72%, due 7/22/2032	983,878(e)(f)
1,100,000	AIMCO CLO Ltd., Ser. 2018-AA, Class E, (3M USD LIBOR + 5.15%), 9.94%, due 4/17/2031	975,343(e)(f)
550,000	Alinea CLO Ltd., Ser. 2018-1A, Class E, (3M USD LIBOR + 6.00%), 10.81%, due 7/20/2031	476,313(e)(f)
9,980,000	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	9,917,670(e)
1,942,000	Amur Equipment Finance Receivables XI LLC, Ser. 2022-2A, Class A2, 5.30%, due 6/21/2028	1,930,979(e)
Apidos CLO XXVIII
500,000	Ser. 2017-28A, Class C, (3M USD LIBOR + 2.50%), 7.31%, due 1/20/2031	448,930(e)(f)
500,000	Ser. 2017-28A, Class D, (3M USD LIBOR + 5.50%), 10.31%, due 1/20/2031	440,653(e)(f)
747,262	Apollo Aviation Securitization Asset Trust, Ser. 2020-1A, Class A, 3.35%, due 1/16/2040	605,342(e)
Ares LIII CLO Ltd.
4,750,000	Ser. 2019-53A, Class D, (3M USD LIBOR + 3.75%), 8.57%, due 4/24/2031	4,606,730(e)(f)
1,700,000	Ser. 2019-53A, Class E, (3M USD LIBOR + 6.85%), 11.67%, due 4/24/2031	1,573,083(e)(f)
2,000,000	Ares XLV CLO Ltd., Ser. 2017-45A, Class E, (3M USD LIBOR + 6.10%), 10.89%, due 10/15/2030	1,666,458(e)(f)
1,000,000	Ares XXVII CLO Ltd., Ser. 2013-2A, Class ER2, (3M USD LIBOR + 6.75%), 11.55%, due 10/28/2034	913,623(e)(f)
Assurant CLO II Ltd.
250,000	Ser. 2018-2A, Class D, (3M USD LIBOR + 2.85%), 7.66%, due 4/20/2031	227,141(e)(f)
1,500,000	Ser. 2018-2A, Class E, (3M USD LIBOR + 5.60%), 10.41%, due 4/20/2031	1,246,554(e)(f)
Avis Budget Rental Car Funding AESOP LLC
847,000	Ser. 2022-3A, Class B, 5.31%, due 2/20/2027	834,037(e)
4,988,000	Ser. 2021-2A, Class B, 1.90%, due 2/20/2028	4,320,805(e)
1,300,000	Ballyrock CLO 19 Ltd., Ser. 2022-19A, Class C, (3M CME Term SOFR + 3.50%), 8.14%, due 4/20/2035	1,242,338(e)(f)
1,000,000	Battalion CLO XXI Ltd., Ser. 2021-21A, Class D, (3M USD LIBOR + 3.30%), 8.09%, due 7/15/2034	887,249(e)(f)
4,375,000	Beacon Container Finance II LLC, Ser. 2021-1A, Class A, 2.25%, due 10/22/2046	3,833,844(e)
3,000,000	Benefit Street Partners CLO XII Ltd., Ser. 2017-12A, Class D, (3M USD LIBOR + 6.41%), 11.20%, due 10/15/2030	2,550,506(e)(f)
1,000,000	Benefit Street Partners CLO XXII Ltd., Ser. 2020-22A, Class DR, (3M CME Term SOFR + 3.35%), 7.99%, due 4/20/2035	908,112(e)(f)
700,000	BlueMountain CLO XXV Ltd., Ser. 2019-25A, Class D1R, (3M USD LIBOR + 3.30%), 8.09%, due 7/15/2036	664,851(e)(f)
2,000,000	BlueMountain CLO XXXIII Ltd., Ser. 2021-33A, Class E, (3M USD LIBOR + 6.83%), 11.51%, due 11/20/2034	1,839,859(e)(f)
Canyon Capital CLO Ltd.
650,000	Ser. 2014-1A, Class DR, (3M USD LIBOR + 5.50%), 10.30%, due 1/30/2031	532,407(e)(f)
1,000,000	Ser. 2021-1A, Class E, (3M USD LIBOR + 6.41%), 11.20%, due 4/15/2034	889,465(e)(f)
553,588	Capital One Prime Auto Receivables Trust, Ser. 2022-1, Class A2, 2.71%, due 6/16/2025	546,798
Carbone CLO Ltd.
1,000,000	Ser. 2017-1A, Class C, (3M USD LIBOR + 2.60%), 7.41%, due 1/20/2031	914,624(e)(f)
1,000,000	Ser. 2017-1A, Class D, (3M USD LIBOR + 5.90%), 10.71%, due 1/20/2031	895,066(e)(f)
1,120,000	CARLYLE U.S. CLO Ltd., Ser. 2017-5A, Class D, (3M USD LIBOR + 5.30%), 10.11%, due 1/20/2030	943,670(e)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
CIFC Funding III Ltd.
	$2,350,000	Ser. 2019-3A, Class DR, (3M USD LIBOR + 6.80%), 11.59%, due 10/16/2034	$ 2,199,126(e)(f)
	750,000	Ser. 2020-3A, Class ER, (3M USD LIBOR + 6.50%), 11.31%, due 10/20/2034	689,592(e)(f)
	2,000,000	Ser. 2021-3A, Class D, (3M USD LIBOR + 3.00%), 7.79%, due 7/15/2036	1,882,664(e)(f)
	386,784	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-AMC1, Class A2B, (1M USD LIBOR + 0.32%), 4.83%, due 9/25/2036	342,014(f)
Crown City CLO III
	3,000,000	Ser. 2021-1A, Class C, (3M USD LIBOR + 3.30%), 8.11%, due 7/20/2034	2,699,320(e)(f)
	3,000,000	Ser. 2021-1A, Class D, (3M USD LIBOR + 6.75%), 11.56%, due 7/20/2034	2,688,932(e)(f)
	101,000	DLLAD LLC, Ser. 2023-1A, Class A2, 5.19%, due 4/20/2026	100,995(e)(k)
	89,278	DLLMT LLC, Ser. 2021-1A, Class A2, 0.60%, due 3/20/2024	88,413(e)
	159,519	DLLST LLC, Ser. 2022-1A, Class A2, 2.79%, due 1/22/2024	158,298(e)
	3,650,000	Dryden 36 Senior Loan Fund, Ser. 2014-36A, Class ER2, (3M USD LIBOR + 6.88%), 11.67%, due 4/15/2029	3,364,163(e)(f)
	250,000	Dryden 45 Senior Loan Fund, Ser. 2016-45A, Class ER, (3M USD LIBOR + 5.85%), 10.64%, due 10/15/2030	216,044(e)(f)
	850,000	Dryden 49 Senior Loan Fund, Ser. 2017-49A, Class E, (3M USD LIBOR + 6.30%), 11.09%, due 7/18/2030	749,027(e)(f)
Dryden 53 CLO Ltd.
	300,000	Ser. 2017-53A, Class D, (3M USD LIBOR + 2.40%), 7.19%, due 1/15/2031	275,834(e)(f)
	750,000	Ser. 2017-53A, Class E, (3M USD LIBOR + 5.30%), 10.09%, due 1/15/2031	631,631(e)(f)
	2,350,000	Dryden 54 Senior Loan Fund, Ser. 2017-54A, Class E, (3M USD LIBOR + 6.20%), 11.00%, due 10/19/2029	2,060,282(e)(f)
Eaton Vance CLO Ltd.
	850,000	Ser. 2015-1A, Class DR, (3M USD LIBOR + 2.50%), 7.31%, due 1/20/2030	762,052(e)(f)
	900,000	Ser. 2015-1A, Class ER, (3M USD LIBOR + 5.60%), 10.41%, due 1/20/2030	757,601(e)(f)
	750,000	Ser. 2018-1A, Class E, (3M USD LIBOR + 6.00%), 10.79%, due 10/15/2030	650,011(e)(f)
	1,000,000	Elmwood CLO VI Ltd., Ser. 2020-3A, Class ER, (3M USD LIBOR + 6.50%), 11.31%, due 10/20/2034	925,088(e)(f)
Elmwood CLO VII Ltd.
	1,000,000	Ser. 2021-5A, Class D, (3M USD LIBOR + 3.05%), 7.86%, due 1/20/2035	953,520(e)(f)
	2,000,000	Ser. 2021-5A, Class E, (3M USD LIBOR + 6.35%), 11.16%, due 1/20/2035	1,834,084(e)(f)
Flatiron CLO Ltd.
	700,000	Ser. 2017-1A, Class ER, (3M USD LIBOR + 5.90%), 10.51%, due 5/15/2030	643,540(e)(f)
	2,150,000	Ser. 2018-1A, Class E, (3M CME Term SOFR + 5.41%), 10.07%, due 4/17/2031	1,951,801(e)(f)
Ford Credit Auto Lease Trust
	133,057	Ser. 2021-B, Class A2, 0.24%, due 4/15/2024	132,805
	330,000	Ser. 2023-A, Class A2A, 5.19%, due 6/15/2025	329,793
	2,500,000	Fort Washington CLO Ltd., Ser. 2019-1A, Class ER, (3M USD LIBOR + 6.75%), 11.56%, due 10/20/2032	2,215,660(e)(f)
	307,094	Foundation Finance Trust, Ser. 2019-1A, Class A, 3.86%, due 11/15/2034	301,423(e)
	2,225,000	Galaxy XV CLO Ltd., Ser. 2013-15A, Class ER, (3M USD LIBOR + 6.65%), 11.44%, due 10/15/2030	1,849,188(e)(f)
	1,600,000	Galaxy XVIII CLO Ltd., Ser. 2018-28A, Class E, (3M USD LIBOR + 6.00%), 10.79%, due 7/15/2031	1,425,807(e)(f)
	1,000,000	Galaxy XXV CLO Ltd., Ser. 2018-25A, Class E, (3M USD LIBOR + 5.95%), 10.77%, due 10/25/2031	896,858(e)(f)
	250,000	Galaxy XXVII CLO Ltd., Ser. 2018-27A, Class E, (3M USD LIBOR + 5.78%), 10.42%, due 5/16/2031	221,379(e)(f)
EUR	304,333	Gedesco Trade Receivables Designated Activity Co., Ser. 2020-1, Class A, (1M EURIBOR + 1.15%), 3.15%, due 1/24/2026	330,856(f)(l)
	$1,550,000	Generate CLO 2 Ltd., Ser. 2A, Class DR, (3M USD LIBOR + 2.60%), 7.42%, due 1/22/2031	1,432,810(e)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
$1,600,000	Gilbert Park CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.40%), 11.19%, due 10/15/2030	$ 1,409,859(e)(f)
GM Financial Consumer Automobile Receivables Trust
70,820	Ser. 2021-4, Class A2, 0.28%, due 11/18/2024	70,166
281,174	Ser. 2022-1, Class A2, 0.76%, due 2/18/2025	277,710
129,798	Ser. 2022-2, Class A2, 2.52%, due 5/16/2025	128,325
310,000	Ser. 2023-1, Class A2A, 5.19%, due 3/16/2026	310,401
241,799	GreatAmerica Leasing Receivables Funding LLC, Ser. 2021-2, Class A2, 0.38%, due 3/15/2024	238,136(e)
2,500,000	Gulf Stream Meridian 5 Ltd., Ser. 2021-5A, Class D, (3M USD LIBOR + 6.33%), 11.12%, due 7/15/2034	2,239,217(e)(f)
1,000,000	Gulf Stream Meridian 6 Ltd., Ser. 2021-6A, Class D, (3M USD LIBOR + 6.36%), 11.15%, due 1/15/2037	893,935(e)(f)
1,000,000	HalseyPoint CLO 4 Ltd., Ser. 2021-4A, Class E, (3M USD LIBOR + 6.71%), 11.52%, due 4/20/2034	900,836(e)(f)
2,298,738	Hilton Grand Vacations Trust, Ser. 2022-1D, Class D, 6.79%, due 6/20/2034	2,214,868(e)
275,984	Honda Auto Receivables Owner Trust, Ser. 2021-4, Class A2, 0.39%, due 5/21/2024	272,963
215,000	Hyundai Auto Lease Securitization Trust, Ser. 2023-A, Class A2A, 5.20%, due 4/15/2025	214,870(e)
Hyundai Auto Receivables Trust
323,659	Ser. 2022-A, Class A2A, 1.81%, due 2/18/2025	319,639
534,000	Ser. 2022-C, Class A2A, 5.35%, due 11/17/2025	534,843
1,250,000	Jay Park CLO Ltd., Ser. 2016-1A, Class DR, (3M USD LIBOR + 5.20%), 10.01%, due 10/20/2027	1,139,373(e)(f)
352,000	John Deere Owner Trust, Ser. 2022-C, Class A2, 4.98%, due 8/15/2025	351,758
5,500,000	KKR CLO 25 Ltd., Ser. 25, Class DR, (3M USD LIBOR + 3.40%), 8.19%, due 7/15/2034	5,215,626(e)(f)
326,685	Kubota Credit Owner Trust, Ser. 2022-1A, Class A2, 2.34%, due 4/15/2025	321,088(e)
3,000,000	Madison Park Funding XXXV Ltd., Ser. 2019-35A, Class ER, (3M USD LIBOR + 6.10%), 10.91%, due 4/20/2032	2,753,799(e)(f)
Magnetite CLO Ltd.
3,000,000	Ser. 2019-22A, Class DR, (3M USD LIBOR + 3.10%), 7.89%, due 4/15/2031	2,839,099(e)(f)
250,000	Ser. 2018-20A, Class D, (3M USD LIBOR + 2.50%), 7.31%, due 4/20/2031	235,869(e)(f)
250,000	Ser. 2018-20A, Class E, (3M USD LIBOR + 5.35%), 10.16%, due 4/20/2031	223,426(e)(f)
1,000,000	Ser. 2020-28A, Class ER, (3M USD LIBOR + 6.15%), 10.96%, due 1/20/2035	917,504(e)(f)
500,000	Marble Point CLO XI Ltd., Ser. 2017-2A, Class D, (3M USD LIBOR + 2.80%), 7.59%, due 12/18/2030	431,680(e)(f)
47,538	Mercedes-Benz Auto Lease Trust, Ser. 2021-B, Class A2, 0.22%, due 1/16/2024	47,444
470,000	Mercedes-Benz Auto Receivables Trust, Ser. 2023-1, Class A2, 5.09%, due 1/15/2026	470,201
4,958,000	MetroNet Infrastructure Issuer LLC, Ser. 2022-1A, Class A2, 6.35%, due 10/20/2052	4,818,261(e)
MMAF Equipment Finance LLC
56,643	Ser. 2021-A, Class A2, 0.30%, due 4/15/2024	56,590(e)
297,000	Ser. 2022-A, Class A2, 2.77%, due 2/13/2025	292,431(e)
Morgan Stanley Eaton Vance CLO Ltd.
2,000,000	Ser. 2021-1A, Class E, (3M USD LIBOR + 6.75%), 11.57%, due 10/20/2034	1,791,744(e)(f)
1,000,000	Ser. 2022-16A, Class D1, (3M CME Term SOFR + 3.25%), 7.88%, due 4/15/2035	919,014(e)(f)
MVW LLC
3,114,117	Ser. 2021-2A, Class B, 1.83%, due 5/20/2039	2,810,640(e)
4,457,951	Ser. 2022-1A, Class B, 4.40%, due 11/21/2039	4,285,996(e)
14,553,815	Navient Student Loan Trust, Ser. 2021-FA, Class A, 1.11%, due 2/18/2070	12,445,514(e)
665,000	Nissan Auto Lease Trust, Ser. 2023-A, Class A2A, 5.10%, due 3/17/2025	664,422
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
OCP CLO Ltd.
$2,000,000	Ser. 2017-13A, Class DR, (3M USD LIBOR + 6.50%), 11.29%, due 7/15/2030	$ 1,750,463(e)(f)
3,800,000	Ser. 2017-14A, Class C, (3M USD LIBOR + 2.60%), 7.28%, due 11/20/2030	3,397,852(e)(f)
1,800,000	Ser. 2017-14A, Class D, (3M USD LIBOR + 5.80%), 10.48%, due 11/20/2030	1,617,270(e)(f)
1,250,000	OHA Credit Funding 3 Ltd., Ser. 2019-3A, Class DR, (3M USD LIBOR + 2.90%), 7.71%, due 7/2/2035	1,181,425(e)(f)
OHA Credit Funding 6 Ltd.
2,500,000	Ser. 2020-6A, Class DR, (3M USD LIBOR + 3.15%), 7.96%, due 7/20/2034	2,396,355(e)(f)
1,000,000	Ser. 2020-6A, Class ER, (3M USD LIBOR + 6.25%), 11.06%, due 7/20/2034	912,973(e)(f)
750,000	OHA Credit Partners XV Ltd., Ser. 2017-15A, Class D, (3M USD LIBOR + 2.45%), 7.26%, due 1/20/2030	700,949(e)(f)
7,274,000	OneMain Financial Issuance Trust, Ser. 2022-2A, Class A, 4.89%, due 10/14/2034	7,174,834(e)
Palmer Square CLO Ltd.
700,000	Ser. 2014-1A, Class DR2, (3M USD LIBOR + 5.70%), 10.49%, due 1/17/2031	625,247(e)(f)
1,600,000	Ser. 2018-1A, Class D, (3M USD LIBOR + 5.15%), 9.94%, due 4/18/2031	1,445,629(e)(f)
3,500,000	Ser. 2015-1A, Class DR4, (3M USD LIBOR + 6.50%), 11.18%, due 5/21/2034	3,226,493(e)(f)
2,000,000	Parallel Ltd., Ser. 2020-1A, Class DR, (3M USD LIBOR + 6.50%), 11.31%, due 7/20/2034	1,802,537(e)(f)
1,000,000	Post CLO Ltd., Ser. 2022-1A, Class D, (3M CME Term SOFR + 3.20%), 7.84%, due 4/20/2035	922,863(e)(f)
300,000	PPM CLO 3 Ltd., Ser. 2019-3A, Class DR, (3M USD LIBOR + 3.10%), 7.89%, due 4/17/2034	282,023(e)(f)
Prestige Auto Receivables Trust
4,855,000	Ser. 2021-1A, Class D, 2.08%, due 2/15/2028	4,386,690(e)
3,798,000	Ser. 2022-1A, Class B, 6.55%, due 7/17/2028	3,826,513(e)
1,000,000	Riserva CLO Ltd., Ser. 2016-3A, Class ERR, (3M USD LIBOR + 6.50%), 11.29%, due 1/18/2034	899,805(e)(f)
Sandstone Peak Ltd.
1,500,000	Ser. 2021-1A, Class D, (3M USD LIBOR + 3.55%), 8.34%, due 10/15/2034	1,439,082(e)(f)
1,000,000	Ser. 2021-1A, Class E, (3M USD LIBOR + 6.80%), 11.59%, due 10/15/2034	923,330(e)(f)
103,796	Santander Retail Auto Lease Trust, Ser. 2022-B, Class A2, 2.84%, due 5/20/2025	102,280(e)
102,320	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, (1M USD LIBOR + 0.98%), 5.48%, due 7/25/2034	104,133(f)
Sierra Timeshare Receivables Funding LLC
1,171,733	Ser. 2019-3A, Class D, 4.18%, due 8/20/2036	1,114,315(e)
612,383	Ser. 2021-2A, Class C, 1.95%, due 9/20/2038	566,023(e)
1,570,212	Ser. 2021-2A, Class D, 3.23%, due 9/20/2038	1,428,602(e)
3,381,040	Ser. 2022-1A, Class D, 6.00%, due 10/20/2038	3,226,909(e)
3,250,000	Signal Peak CLO 7 Ltd., Ser. 2019-1A, Class D, (3M USD LIBOR + 3.85%), 8.65%, due 4/30/2032	2,893,787(e)(f)
1,597,000	SoFi Professional Loan Program Trust, Ser. 2020-A, Class BFX, 3.12%, due 5/15/2046	1,305,494(e)
1,000,000	Symphony CLO XXI Ltd., Ser. 2019-21A, Class DR, (3M USD LIBOR + 3.30%), 8.09%, due 7/15/2032	920,591(e)(f)
11,374,110	Taco Bell Funding LLC, Ser. 2021-1A, Class A2I, 1.95%, due 8/25/2051	9,935,285(e)
133,090	Tesla Auto Lease Trust, Ser. 2021-A, Class A2, 0.36%, due 3/20/2025	132,319(e)
1,150,000	TICP CLO V Ltd., Ser. 2016-5A, Class ER, (3M USD LIBOR + 5.75%), 10.54%, due 7/17/2031	1,006,426(e)(f)
1,000,000	TICP CLO X Ltd., Ser. 2018-10A, Class E, (3M USD LIBOR + 5.50%), 10.31%, due 4/20/2031	899,048(e)(f)
1,150,000	TICP CLO XIII Ltd., Ser. 2019-13A, Class ER, (3M USD LIBOR + 6.20%), 10.99%, due 4/15/2034	1,049,919(e)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
		Toyota Auto Receivables Owner Trust
	$135,626	Ser. 2022-A, Class A2, 0.74%, due 10/15/2024	$ 133,823
	177,031	Ser. 2022-B, Class A2A, 2.35%, due 1/15/2025	175,096
	225,000	Ser. 2023-A, Class A2, 5.05%, due 1/15/2026	224,963
	327,000	Ser. 2022-D, Class A2A, 5.27%, due 1/15/2026	327,618
	166,908	Toyota Lease Owner Trust, Ser. 2022-A, Class A2, 1.73%, due 7/22/2024	164,101(e)
	1,300,000	TRESTLES CLO II Ltd., Ser. 2018-2A, Class D, (3M USD LIBOR + 5.75%), 10.57%, due 7/25/2031	1,136,608(e)(f)
	1,200,000	TRESTLES CLO Ltd., Ser. 2017-1A, Class DR, (3M USD LIBOR + 6.25%), 11.07%, due 4/25/2032	1,067,165(e)(f)
	1,000,000	Trinitas CLO X Ltd., Ser. 2019-10A, Class DR, (3M CME Term SOFR + 3.60%), 8.23%, due 1/15/2035	900,231(e)(f)
	1,500,000	Trinitas CLO XVI Ltd., Ser. 2021-16A, Class D, (3M USD LIBOR + 3.30%), 8.11%, due 7/20/2034	1,425,036(e)(f)
	8,213,000	Vantage Data Centers Issuer LLC, Ser. 2021-1A, Class A2, 2.17%, due 10/15/2046	7,241,525(e)
	4,000,000	Verde CLO Ltd., Ser. 2019-1A, Class DR, (3M USD LIBOR + 3.25%), 8.04%, due 4/15/2032	3,743,979(e)(f)
	337,000	Verizon Master Trust, Ser. 2022-7, Class A1B, (SOFR30A + 0.85%), 5.13%, due 11/22/2027	337,647(f)
	173,191	Volkswagen Auto Lease Trust, Ser. 2022-A, Class A2, 3.02%, due 10/21/2024	170,938
	370,814	Volkswagen Auto Loan Enhanced Trust, Ser. 2021-1, Class A2, 0.49%, due 10/21/2024	367,300
		Voya CLO Ltd.
	250,000	Ser. 2018-3A, Class E, (3M USD LIBOR + 5.75%), 10.54%, due 10/15/2031	209,917(e)(f)
	350,000	Ser. 2016-3A, Class DR, (3M USD LIBOR + 6.08%), 10.87%, due 10/18/2031	275,557(e)(f)
	1,500,000	Whitebox CLO III Ltd., Ser. 2021-3A, Class E, (3M USD LIBOR + 6.85%), 11.64%, due 10/15/2034	1,370,602(e)(f)
		World Omni Auto Receivables Trust
	72,053	Ser. 2021-C, Class A2, 0.22%, due 9/16/2024	71,816
	65,121	Ser. 2022-A, Class A2, 1.15%, due 4/15/2025	64,328
	187,920	Ser. 2022-B, Class A2A, 2.77%, due 10/15/2025	185,587
	260,429	World Omni Automobile Lease Securitization Trust, Ser. 2022-A, Class A2, 2.63%, due 10/15/2024	257,236
Total Asset-Backed Securities (Cost $245,186,669)			226,643,516

Corporate Bonds 52.0%
ABS Automobile 0.0%(m)
		AA Bond Co. Ltd.
GBP	335,000	6.50%, due 1/31/2026	344,859(e)
GBP	150,000	6.50%, due 1/31/2026	154,415(l)
GBP	360,000	RAC Bond Co. PLC, 5.25%, due 11/4/2027	362,709(l)
			861,983
Advertising 0.1%
	$890,000	Cars.com, Inc., 6.38%, due 11/1/2028	825,048(e)
	773,000	Clear Channel Worldwide Holdings, Inc., 5.13%, due 8/15/2027	701,084(e)
			1,526,132
Aerospace & Defense 0.9%
		Boeing Co.
	355,000	1.17%, due 2/4/2023	354,940
	9,325,000	5.81%, due 5/1/2050	9,519,878(n)
	3,830,000	Lockheed Martin Corp., 5.70%, due 11/15/2054	4,349,833
GBP	1,000,000	Rolls-Royce PLC, 5.75%, due 10/15/2027	1,174,110(l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Aerospace & Defense – cont'd
		TransDigm, Inc.
	$1,605,000	6.25%, due 3/15/2026	$ 1,604,435(e)
	4,230,000	7.50%, due 3/15/2027	4,262,931
	3,555,000	5.50%, due 11/15/2027	3,394,939
			24,661,066
Agriculture 0.0%(m)
	1,015,000	MHP SA, 7.75%, due 5/10/2024	501,288(e)
Air Transportation 1.4%
		American Airlines, Inc./AAdvantage Loyalty IP Ltd.
	10,385,000	5.50%, due 4/20/2026	10,180,674(e)
	10,800,000	5.75%, due 4/20/2029	10,445,999(e)
	3,770,000	Delta Air Lines, Inc., 3.75%, due 10/28/2029	3,336,073
		Deutsche Lufthansa AG
EUR	1,100,000	3.00%, due 5/29/2026	1,115,775(l)
EUR	500,000	3.75%, due 2/11/2028	492,771(l)
EUR	900,000	International Consolidated Airlines Group SA, 3.75%, due 3/25/2029	820,653(l)
		Latam Airlines Group SA
	$1,315,000	13.38%, due 10/15/2027	1,410,338(e)
	1,310,000	13.38%, due 10/15/2029	1,414,197(e)
	2,865,000	United Airlines, Inc., 4.38%, due 4/15/2026	2,719,845(e)
		VistaJet Malta Finance PLC/XO Management Holding, Inc.
	2,870,000	7.88%, due 5/1/2027	2,783,900(e)
	2,775,000	6.38%, due 2/1/2030	2,447,273(e)
			37,167,498
Airlines 0.1%
	2,422,052	United Airlines Pass Through Trust, Ser. 2020-1, Class A, 5.88%, due 10/15/2027	2,450,838
Auto Loans 0.4%
		Ford Motor Credit Co. LLC
	680,000	4.06%, due 11/1/2024	658,572
	700,000	5.13%, due 6/16/2025	688,009
	740,000	3.38%, due 11/13/2025	689,125
	170,000	4.39%, due 1/8/2026	163,171
	2,830,000	6.95%, due 3/6/2026	2,893,901
	100,000	4.13%, due 8/17/2027	92,228
	1,150,000	7.35%, due 11/4/2027	1,206,063
	675,000	2.90%, due 2/16/2028	580,565
	685,000	2.90%, due 2/10/2029	571,399
	1,510,000	5.11%, due 5/3/2029	1,431,038
	1,875,000	4.00%, due 11/13/2030	1,637,137
	1,265,000	3.63%, due 6/17/2031	1,052,178
			11,663,386
Auto Manufacturers 0.4%
	6,585,000	General Motors Co., 5.15%, due 4/1/2038	5,973,686
	2,825,000	General Motors Financial Co., Inc., 3.80%, due 4/7/2025	2,743,968
CAD	500,000	General Motors Financial of Canada Ltd., 1.75%, due 4/15/2026	337,947
		Toyota Motor Credit Corp.
	$755,000	(SOFR + 0.65%), 4.97%, due 12/29/2023	756,225(f)
	500,000	(SOFR + 0.62%), 4.94%, due 3/22/2024	501,155(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Auto Manufacturers – cont'd
		Volkswagen Group of America Finance LLC
	$250,000	3.13%, due 5/12/2023	$ 248,749(e)
	1,055,000	(SOFR + 0.95%), 5.21%, due 6/7/2024	1,054,026(e)(f)
EUR	200,000	Volkswagen Int'l Finance NV, 3.88%, due 6/17/2029	189,503(l)(o)(p)
			11,805,259
Auto Parts & Equipment 0.4%
EUR	1,100,000	Adient Global Holdings Ltd., 3.50%, due 8/15/2024	1,164,063(l)
		Faurecia SE
EUR	300,000	2.63%, due 6/15/2025	308,207(l)
EUR	380,000	2.38%, due 6/15/2027	353,810(l)
EUR	180,000	3.75%, due 6/15/2028	172,696(l)
		Goodyear Tire & Rubber Co.
	$1,550,000	5.00%, due 5/31/2026	1,499,610
	3,795,000	5.00%, due 7/15/2029	3,343,129
EUR	1,070,000	IHO Verwaltungs GmbH, 3.88% Cash/4.63% PIK, due 5/15/2027	1,019,869(l)(q)
EUR	1,500,000	Schaeffler AG, 3.38%, due 10/12/2028	1,469,751(l)
EUR	1,700,000	ZF Europe Finance BV, 3.00%, due 10/23/2029	1,517,417(l)
EUR	600,000	ZF Finance GmbH, 3.75%, due 9/21/2028	575,532(l)
			11,424,084
Automakers 0.4%
		Ford Motor Co.
	$1,260,000	9.63%, due 4/22/2030	1,483,146
	715,000	3.25%, due 2/12/2032	567,472
	1,760,000	4.75%, due 1/15/2043	1,373,879
	5,060,000	5.29%, due 12/8/2046	4,173,134
		Jaguar Land Rover Automotive PLC
	2,225,000	7.75%, due 10/15/2025	2,191,625(e)
EUR	375,000	4.50%, due 1/15/2026	375,393(l)
EUR	1,450,000	4.50%, due 7/15/2028	1,275,985(l)
			11,440,634
Banking 0.3%
	$1,840,000	Bank of America Corp., Ser. TT, 6.13%, due 4/27/2027	1,841,840(o)(p)
	1,860,000	JPMorgan Chase & Co., Ser. HH, 4.60%, due 2/1/2025	1,748,400(o)(p)
	5,253,000	PNC Financial Services Group, Inc., Ser. T, 3.40%, due 9/15/2026	4,478,183(o)(p)
			8,068,423
Banks 9.4%
	5,000,000	ABN AMRO Bank NV, 3.32%, due 3/13/2037	3,887,767(e)(o)
EUR	300,000	AMCO - Asset Management Co. SpA, 0.75%, due 4/20/2028	268,378(l)
	$1,600,000	Banco Bilbao Vizcaya Argentaria SA, Ser. 9, 6.50%, due 3/5/2025	1,566,016(o)(p)
		Banco Bradesco SA
	200,000	3.20%, due 1/27/2025	191,763(e)
	256,000	4.38%, due 3/18/2027	246,791(e)
	200,000	Banco de Bogota SA, 6.25%, due 5/12/2026	198,519(l)
	90,000	Banco de Credito del Peru S.A., 2.70%, due 1/11/2025	86,009(e)
	1,900,000	Banco do Brasil SA, 6.25%, due 4/15/2024	1,723,555(l)(o)(p)
	200,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, due 6/6/2024	197,321(l)
	150,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, due 4/17/2025	150,330(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
Banco Santander SA
	$2,600,000	7.50%, due 2/8/2024	$ 2,580,500(l)(o)(p)
	4,400,000	5.15%, due 8/18/2025	4,401,643
EUR	200,000	3.63%, due 3/21/2029	158,996(l)(o)(p)
	$211,000	Banco Votorantim SA, 4.50%, due 9/24/2024	205,710(e)
	200,000	Bancolombia SA, 3.00%, due 1/29/2025	189,734
	200,000	Bangkok Bank PCL, 4.30%, due 6/15/2027	196,903(e)
Bank of America Corp.
	993,000	Ser. MM, 4.30%, due 1/28/2025	924,731(o)(p)
	4,405,000	1.84%, due 2/4/2025	4,251,643(o)
	3,265,000	Ser. RR, 4.38%, due 1/27/2027	2,963,314(o)(p)
	1,090,000	Ser. FF, 5.88%, due 3/15/2028	1,043,675(o)(p)
	5,765,000	4.95%, due 7/22/2028	5,774,888(o)
	7,975,000	5.02%, due 7/22/2033	7,970,185(o)
	10,265,000	2.48%, due 9/21/2036	8,008,447(o)
Bank of New York Mellon Corp.
	260,000	Ser. J, (SOFR + 0.20%), 4.52%, due 10/25/2024	257,948(f)
	6,675,000	Ser. I, 3.75%, due 12/20/2026	5,799,240(o)(p)
EUR	200,000	Banque Federative du Credit Mutuel SA, Ser. 99, (EUAMDB10 + 0.10%, Cap 8.00%, Floor 0.00%), 0.96%, due 2/25/2024	169,650(f)(p)
EUR	140,000	Barclays Bank PLC, (3M EURIBOR + 0.71%), 2.76%, due 3/15/2023	119,420(f)(l)(p)
Barclays PLC
	$6,960,000	4.38%, due 3/15/2028	5,657,286(o)(p)
	5,815,000	5.50%, due 8/9/2028	5,854,316(o)
	1,100,000	8.00%, due 3/15/2029	1,104,565(o)(p)
	200,000	BBK BSC, 5.50%, due 7/9/2024	197,976(l)
BNP Paribas SA
	4,840,000	4.63%, due 1/12/2027	4,235,000(e)(o)(p)
EUR	200,000	0.25%, due 4/13/2027	192,338(l)(o)
	$1,345,000	9.25%, due 11/17/2027	1,460,670(e)(o)(p)
	1,285,000	4.50%, due 2/25/2030	1,068,379(e)(o)(p)
	1,965,000	4.63%, due 2/25/2031	1,607,387(e)(o)(p)
	6,260,000	BPCE SA, 3.65%, due 1/14/2037	5,011,518(e)(o)
Citigroup, Inc.
	1,595,000	(3M USD LIBOR + 1.10%), 5.75%, due 5/17/2024	1,597,909(f)
	1,320,000	Ser. U, 5.00%, due 9/12/2024	1,260,600(o)(p)
	865,000	Ser. V, 4.70%, due 1/30/2025	790,329(o)(p)
	480,000	Ser. W, 4.00%, due 12/10/2025	444,068(o)(p)
	2,580,000	3.29%, due 3/17/2026	2,483,544(o)
	3,140,000	Ser. Y, 4.15%, due 11/15/2026	2,794,600(o)(p)
Citizens Financial Group, Inc.
	2,400,000	Ser. B, 6.00%, due 7/6/2023	2,302,495(o)(p)
	1,203,000	Ser. C, 6.38%, due 4/6/2024	1,152,354(o)(p)
	1,400,000	Commerzbank AG, 7.00%, due 4/9/2025	1,377,250(l)(o)(p)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
Credit Suisse Group AG
EUR	100,000	(3M EURIBOR + 1.00%), 3.29%, due 1/16/2026	$ 100,079(f)(l)
	$1,003,000	6.38%, due 8/21/2026	812,430(e)(o)(p)
	3,180,000	5.25%, due 2/11/2027	2,385,000(e)(o)(p)
EUR	100,000	0.65%, due 1/14/2028	85,663(l)(o)
	$870,000	5.10%, due 1/24/2030	611,175(e)(o)(p)
	5,500,000	4.50%, due 9/3/2030	3,685,000(e)(o)(p)
	6,875,000	3.09%, due 5/14/2032	5,197,540(e)(o)
	3,635,000	9.02%, due 11/15/2033	4,082,726(e)(o)
	200,000	Development Bank of Kazakhstan JSC, 5.75%, due 5/12/2025	200,250(e)
	200,000	Development Bank of Mongolia LLC, 7.25%, due 10/23/2023	193,632(l)
EUR	200,000	Dexia Credit Local SA, 0.63%, due 1/17/2026	202,455(l)
DIB Sukuk Ltd.
	$200,000	3.63%, due 2/6/2023	199,588(l)
	200,000	2.95%, due 1/16/2026	189,013(l)
	200,000	Emirates Development Bank PJSC, 3.52%, due 3/6/2024	196,210(l)
	2,035,000	Emirates NBD PJSC, 6.13%, due 3/20/2025	2,034,634(l)(o)(p)
	1,793,000	Fifth Third Bancorp, Ser. H, 5.10%, due 6/30/2023	1,752,026(o)(p)
Goldman Sachs Group, Inc.
	1,570,000	(3M USD LIBOR + 1.60%), 6.33%, due 11/29/2023	1,586,481(f)
	509,000	Ser. Q, 5.50%, due 8/10/2024	503,910(o)(p)
	4,405,000	1.76%, due 1/24/2025	4,240,914(o)
	736,000	Ser. R, 4.95%, due 2/10/2025	706,234(o)(p)
	1,415,000	Ser. U, 3.65%, due 8/10/2026	1,230,484(o)(p)
	2,635,000	Ser. V, 4.13%, due 11/10/2026	2,343,777(o)(p)
	1,400,000	Grupo Aval Ltd., 4.38%, due 2/4/2030	1,160,460(e)
	200,000	Hana Bank, 3.25%, due 3/30/2027	188,462(e)
HSBC Holdings PLC
	1,510,000	4.00%, due 3/9/2026	1,353,715(o)(p)
	10,535,000	6.00%, due 5/22/2027	10,117,814(o)(p)
	1,170,000	4.70%, due 3/9/2031	991,867(o)(p)
Huntington Bancshares, Inc.
	1,643,000	Ser. E, 5.70%, due 4/15/2023	1,600,977(o)(p)
	1,633,000	Ser. F, 5.63%, due 7/15/2030	1,603,934(o)(p)
ING Groep NV
	803,000	6.50%, due 4/16/2025	784,989(o)(p)
	2,895,000	5.75%, due 11/16/2026	2,739,336(o)(p)
	4,892,000	3.88%, due 5/16/2027	3,969,369(o)(p)
EUR	200,000	0.25%, due 2/18/2029	178,796(l)(o)
	$4,015,000	Intesa Sanpaolo SpA, 8.25%, due 11/21/2033	4,392,106(e)(o)
JPMorgan Chase & Co.
	861,000	Ser. CC, (3M USD LIBOR + 2.58%), 7.39%, due 5/1/2023	856,695(f)(p)
	1,426,000	Ser. FF, 5.00%, due 8/1/2024	1,386,785(o)(p)
	1,496,000	(SOFR + 0.58%), 4.90%, due 6/23/2025	1,482,915(f)
	3,385,000	1.56%, due 12/10/2025	3,170,685(o)
	1,390,000	Ser. KK, 3.65%, due 6/1/2026	1,266,637(o)(p)
	6,420,000	2.18%, due 6/1/2028	5,756,451(o)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
KFW
EUR	224,000	0.00%, due 6/15/2026	$ 222,084(l)
EUR	114,000	0.01%, due 5/5/2027	110,335(l)
EUR	82,000	1.25%, due 6/30/2027	83,501(l)
EUR	39,000	0.75%, due 1/15/2029	37,700(l)
EUR	124,000	0.00%, due 9/15/2031	105,904(l)
EUR	223,000	Landsbankinn HF, 0.50%, due 5/20/2024	229,952(l)
Lloyds Banking Group PLC
	$1,345,000	7.50%, due 6/27/2024	1,335,034(o)(p)
	2,070,000	7.50%, due 9/27/2025	2,049,817(o)(p)
M&T Bank Corp.
	665,000	Ser. G, 5.00%, due 8/1/2024	635,366(o)(p)
	3,685,000	Ser. I, 3.50%, due 9/1/2026	3,095,400(o)(p)
	200,000	Mashreqbank PSC, 4.25%, due 2/26/2024	196,949(l)
Morgan Stanley
	1,609,000	(SOFR + 0.63%), 4.95%, due 1/24/2025	1,599,941(f)
	10,265,000	2.48%, due 9/16/2036	7,957,066(o)
	2,365,000	5.95%, due 1/19/2038	2,416,852(o)
EUR	200,000	Nationale-Nederlanden Bank NV, 1.00%, due 9/25/2028	195,027(l)
NatWest Group PLC
	$2,000,000	6.00%, due 12/29/2025	1,910,000(o)(p)
	3,215,000	4.60%, due 6/28/2031	2,463,494(o)(p)
	10,880,000	3.03%, due 11/28/2035	8,651,558(o)
	3,400,000	Nordea Bank Abp, 3.75%, due 3/1/2029	2,689,423(e)(o)(p)
	200,000	Philippine National Bank, 3.28%, due 9/27/2024	191,530(l)
	1,690,000	Royal Bank of Canada, 3.38%, due 4/14/2025	1,647,605
	3,400,000	Skandinaviska Enskilda Banken AB, 5.13%, due 5/13/2025	3,221,500(l)(o)(p)
	1,110,000	Societe Generale SA, 4.75%, due 5/26/2026	987,456(e)(o)(p)
	3,975,000	Standard Chartered PLC, 4.30%, due 8/19/2028	3,404,190(e)(o)(p)
	5,470,000	SVB Financial Group, Ser. D, 4.25%, due 11/15/2026	4,367,248(o)(p)
	1,040,000	Truist Bank, (SOFR + 0.20%), 4.52%, due 1/17/2024	1,037,322(f)
	4,040,000	Truist Financial Corp., Ser. Q, 5.10%, due 3/1/2030	3,914,748(o)(p)
	4,975,000	U.S. Bancorp, 3.70%, due 1/15/2027	4,346,906(o)(p)
UBS Group AG
	1,555,000	4.88%, due 2/12/2027	1,397,789(e)(o)(p)
	5,900,000	4.70%, due 8/5/2027	5,823,447(e)(o)
	825,000	4.38%, due 2/10/2031	676,418(e)(o)(p)
	3,551,000	UBS Group Funding AG, 6.88%, due 8/7/2025	3,522,592(l)(o)(p)
UniCredit SpA
	589,000	8.00%, due 6/3/2024	580,901(l)(o)(p)
EUR	250,000	3.88%, due 6/3/2027	214,033(l)(o)(p)
Wells Fargo & Co.
	$1,375,000	3.75%, due 1/24/2024	1,359,857
	1,257,000	Ser. S, 5.90%, due 6/15/2024	1,230,289(o)(p)
	2,765,000	Ser. BB, 3.90%, due 3/15/2026	2,548,984(o)(p)
Westpac Banking Corp.
EUR	200,000	0.38%, due 4/2/2026	198,357(l)
	$6,085,000	3.02%, due 11/18/2036	4,753,480(o)
251,076,929
Beverage 0.0%(m)
GBP	325,000	Premier Foods Finance PLC, 3.50%, due 10/15/2026	358,241(l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Beverages 0.4%
	$5,995,000	Constellation Brands, Inc., 2.25%, due 8/1/2031	$ 4,946,368
	6,985,000	Molson Coors Beverage Co., 4.20%, due 7/15/2046	5,849,502
10,795,870
Biotechnology 0.1%
	5,510,000	Amgen, Inc., 2.77%, due 9/1/2053	3,571,988
Building & Construction 0.2%
KB Home
	1,315,000	7.25%, due 7/15/2030	1,312,942
	560,000	4.00%, due 6/15/2031	466,950
GBP	469,000	Maison Finco PLC, 6.00%, due 10/31/2027	437,365(l)
	$2,675,000	Shea Homes LP/Shea Homes Funding Corp., 4.75%, due 2/15/2028	2,383,799
4,601,056
Building Materials 0.6%
Builders FirstSource, Inc.
	680,000	4.25%, due 2/1/2032	584,968(e)
	677,000	6.38%, due 6/15/2032	662,804(e)
	1,415,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	1,330,454(e)
	1,785,000	Cornerstone Building Brands, Inc., 6.13%, due 1/15/2029	1,337,179(e)
Jeld-Wen, Inc.
	65,000	6.25%, due 5/15/2025	62,273(e)
	4,855,000	4.88%, due 12/15/2027	3,966,972(e)
Masonite Int'l Corp.
	1,100,000	5.38%, due 2/1/2028	1,029,622(e)
	3,060,000	3.50%, due 2/15/2030	2,525,808(e)
Standard Industries, Inc.
	610,000	4.75%, due 1/15/2028	571,662(e)
	3,445,000	4.38%, due 7/15/2030	2,945,030(e)
	730,000	3.38%, due 1/15/2031	579,779(e)
15,596,551
Cable & Satellite Television 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
	1,730,000	5.00%, due 2/1/2028	1,615,388(e)
	1,645,000	4.75%, due 3/1/2030	1,437,385(e)
	3,800,000	4.50%, due 8/15/2030	3,246,948(e)
	1,890,000	4.25%, due 2/1/2031	1,574,465(e)
	4,305,000	4.75%, due 2/1/2032	3,659,250(e)
	680,000	4.50%, due 5/1/2032	562,700
	700,000	4.50%, due 6/1/2033	568,750(e)
	1,315,000	4.25%, due 1/15/2034	1,025,108(e)
CSC Holdings LLC
	2,475,000	7.50%, due 4/1/2028	1,809,868(e)
	1,160,000	6.50%, due 2/1/2029	1,003,609(e)
	9,095,000	5.75%, due 1/15/2030	5,729,850(e)
	1,835,000	4.63%, due 12/1/2030	1,085,040(e)
	2,275,000	DISH DBS Corp., 5.13%, due 6/1/2029	1,446,650
Radiate Holdco LLC/Radiate Finance, Inc.
	2,155,000	4.50%, due 9/15/2026	1,650,234(e)
	1,010,000	6.50%, due 9/15/2028	526,200(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Cable & Satellite Television – cont'd
		United Group BV
EUR	1,280,000	4.00%, due 11/15/2027	$ 1,108,672(l)
EUR	690,000	3.63%, due 2/15/2028	591,937(l)
			28,642,054
Chemicals 1.3%
EUR	200,000	Ashland Services BV, 2.00%, due 1/30/2028	190,486(l)
	$1,345,000	Avient Corp., 7.13%, due 8/1/2030	1,355,018(e)
	570,000	Axalta Coating Systems LLC, 3.38%, due 2/15/2029	490,200(e)
	96,000	Braskem Finance Ltd., 6.45%, due 2/3/2024	96,711
	2,605,000	H.B. Fuller Co., 4.25%, due 10/15/2028	2,305,425
		INEOS Finance PLC
EUR	1,595,000	3.38%, due 3/31/2026	1,578,681(l)
EUR	280,000	2.88%, due 5/1/2026	273,560(l)
EUR	2,705,000	INEOS Quattro Finance 1 PLC, 3.75%, due 7/15/2026	2,612,013(l)
	$5,175,000	INEOS Quattro Finance 2 PLC, 3.38%, due 1/15/2026	4,749,822(e)
EUR	815,000	Kronos Int'l, Inc., 3.75%, due 9/15/2025	796,514(l)
	$200,000	MEGlobal Canada ULC, 5.00%, due 5/18/2025	198,184(e)
		NOVA Chemicals Corp.
	3,030,000	4.88%, due 6/1/2024	2,984,550(e)
	4,319,000	5.25%, due 6/1/2027	4,017,016(e)
		Olympus Water U.S. Holding Corp.
	2,200,000	4.25%, due 10/1/2028	1,845,387(e)
	900,000	6.25%, due 10/1/2029	746,973(e)
	200,000	Orbia Advance Corp. SAB de CV, 1.88%, due 5/11/2026	177,061(l)
	200,000	Sasol Financing USA LLC, 5.88%, due 3/27/2024	197,940
EUR	745,000	SGL Carbon SE, 4.63%, due 9/30/2024	806,187(l)
	$4,680,000	Tronox, Inc., 4.63%, due 3/15/2029	4,001,400(e)
	200,000	Unigel Luxembourg SA, 8.75%, due 10/1/2026	202,052(e)
	5,470,000	WR Grace Holdings LLC, 5.63%, due 8/15/2029	4,559,245(e)
			34,184,425
Commercial Services 0.1%
EUR	100,000	Autostrade per l'Italia SpA, 2.00%, due 12/4/2028	93,801(l)
	$200,000	Bidvest Group UK PLC, 3.63%, due 9/23/2026	183,160(e)
	247,000	CMHI Finance BVI Co. Ltd., 4.00%, due 6/1/2027	242,092(l)
	200,000	DP World Crescent Ltd., 3.91%, due 5/31/2023	198,850(l)
	2,055,000	Georgetown University, Ser. 20A, 2.94%, due 4/1/2050	1,433,673
	200,000	Korea Expressway Corp., 1.13%, due 5/17/2026	176,402(e)
			2,327,978
Computers 0.1%
	5,425,000	Apple, Inc., 2.55%, due 8/20/2060	3,561,204
Consumer - Commercial Lease Financing 1.1%
	1,722,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	1,683,823(e)(o)
	615,000	Ally Financial, Inc., 5.75%, due 11/20/2025	611,220
	9,066,000	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	8,273,485(e)(q)
EUR	1,476,000	LeasePlan Corp. NV, 7.38%, due 5/29/2024	1,607,330(l)(o)(p)
		OneMain Finance Corp.
	$2,680,000	3.50%, due 1/15/2027	2,330,839
	3,880,000	3.88%, due 9/15/2028	3,259,200(i)
	1,310,000	4.00%, due 9/15/2030	1,044,646
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Consumer - Commercial Lease Financing – cont'd
Springleaf Finance Corp.
	$4,205,000	6.88%, due 3/15/2025	$ 4,191,796
	5,035,000	7.13%, due 3/15/2026	5,002,046
28,004,385
Cosmetics - Personal Care 0.0%(m)
	900,000	Natura Cosmeticos SA, 4.13%, due 5/3/2028	742,643(e)
Discount Stores 0.0%(m)
GBP	468,000	B&M European Value Retail SA, 3.63%, due 7/15/2025	548,797(l)
Diversified Financial Services 1.0%
	$6,700,000	AerCap Ireland Capital Designated Activity Co./AerCap Global Aviation Trust, 3.30%, due 1/30/2032	5,625,381
Ally Financial, Inc.
	2,065,000	Ser. B, 4.70%, due 5/15/2026	1,698,463(o)(p)
	2,060,000	Ser. C, 4.70%, due 5/15/2028	1,581,050(o)(p)
American Express Co.
	765,000	(SOFR + 0.93%), 5.18%, due 3/4/2025	767,378(f)
	3,330,000	Ser. D, 3.55%, due 9/15/2026	2,946,383(o)(p)
Banco BTG Pactual SA
	200,000	4.50%, due 1/10/2025	192,600(e)
	256,000	2.75%, due 1/11/2026	233,216(e)
	495,000	Blackstone Holdings Finance Co. LLC, 4.75%, due 2/15/2023	494,883(e)
Capital One Financial Corp.
	250,000	(SOFR + 0.69%), 4.96%, due 12/6/2024	247,509(f)
	4,790,000	Ser. M, 3.95%, due 9/1/2026	4,157,426(o)(p)
	5,557,000	Charles Schwab Corp., Ser. H, 4.00%, due 12/1/2030	4,780,409(o)(p)
	4,476,000	Discover Financial Services, Ser. C, 5.50%, due 10/30/2027	3,938,880(o)(p)
	150,000	Fondo MIVIVIENDA S.A., 4.63%, due 4/12/2027	145,633(e)
	200,000	SURA Asset Management SA, 4.88%, due 4/17/2024	198,364(l)
27,007,575
Electric 1.3%
	200,000	Adani Green Energy Ltd., 4.38%, due 9/8/2024	158,055(e)
EUR	100,000	AusNet Services Holdings Pty. Ltd., 1.63%, due 3/11/2081	92,272(l)(o)
	$234,000	China Huadian Overseas Development 2018 Ltd., 3.38%, due 6/23/2025	223,587(l)(o)(p)
	6,300,000	CMS Energy Corp., 3.75%, due 12/1/2050	5,141,619(o)
	600,000	Comision Federal de Electricidad, 4.75%, due 2/23/2027	577,920(l)
Dominion Energy, Inc.
	595,000	Ser. D, (3M USD LIBOR + 0.53%), 5.30%, due 9/15/2023	595,731(f)
	1,350,000	Ser. C, 4.35%, due 1/15/2027	1,208,250(o)(p)
	525,000	Duke Energy Corp., (SOFR + 0.25%), 4.54%, due 6/10/2023	524,445(f)
	8,220,000	Edison Int'l, Ser. B, 5.00%, due 12/15/2026	7,308,320(o)(p)
EUR	200,000	EnBW Energie Baden-Wuerttemberg AG, 1.38%, due 8/31/2081	170,986(l)(o)
	$760,000	Florida Power & Light Co., (SOFR + 0.25%), 4.37%, due 5/10/2023	759,225(f)
	126,380	Genneia SA, 8.75%, due 9/2/2027	121,892(e)
	280,000	Mississippi Power Co., Ser. A, (SOFR + 0.30%), 4.62%, due 6/28/2024	276,398(f)
National Rural Utilities Cooperative Finance Corp.
	425,000	Ser. D, (SOFR + 0.40%), 4.49%, due 8/7/2023	424,813(f)
	975,000	Ser. D, (SOFR + 0.33%), 4.65%, due 10/18/2024	963,515(f)
	710,000	NextEra Energy Capital Holdings, Inc., (SOFR + 0.40%), 4.47%, due 11/3/2023	709,006(f)
	8,460,000	Pacific Gas and Electric Co., 4.30%, due 3/15/2045	6,446,430
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Electric – cont'd
	$1,009,000	PPL Electric Utilities Corp., (SOFR + 0.33%), 4.65%, due 6/24/2024	$ 997,299(f)
Southern Co.
	7,615,000	Ser. B, 4.00%, due 1/15/2051	7,244,378(o)
EUR	320,000	1.88%, due 9/15/2081	282,033(o)
34,226,174
Electric - Generation 1.6%
Calpine Corp.
	$5,785,000	4.50%, due 2/15/2028	5,338,168(e)
	455,000	5.13%, due 3/15/2028	411,962(e)
	4,570,000	4.63%, due 2/1/2029	3,971,723(e)
	5,511,000	5.00%, due 2/1/2031	4,722,425(e)
	685,000	3.75%, due 3/1/2031	571,056(e)
	1,465,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	1,287,300(e)
NRG Energy, Inc.
	2,550,000	5.75%, due 1/15/2028	2,443,652
	1,230,000	3.38%, due 2/15/2029	1,016,880(e)
	605,000	5.25%, due 6/15/2029	546,013(e)
	7,930,000	3.63%, due 2/15/2031	6,281,353(e)
	695,000	3.88%, due 2/15/2032	540,990(e)
	4,125,000	Sunnova Energy Corp., 5.88%, due 9/1/2026	3,712,500(e)
	2,910,000	Vistra Corp., 7.00%, due 12/15/2026	2,720,850(e)(o)(p)
Vistra Operations Co. LLC
	650,000	5.50%, due 9/1/2026	633,063(e)
	4,940,000	5.00%, due 7/31/2027	4,648,935(e)
	3,520,000	4.38%, due 5/1/2029	3,095,288(e)
41,942,158
Electric - Integrated 0.1%
Electricite de France SA
EUR	1,100,000	4.00%, due 7/4/2024	1,148,533(l)(o)(p)
EUR	1,400,000	2.63%, due 12/1/2027	1,246,983(l)(o)(p)
2,395,516
Electric-Distr/Trans 0.0%(m)
GBP	695,000	Centrica PLC, 5.25%, due 4/10/2075	807,648(l)(o)
Electronics 0.1%
EUR	1,795,000	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 4.38%, due 5/15/2026	1,858,035(l)
Sensata Technologies BV
	$535,000	4.00%, due 4/15/2029	480,163(e)
	1,535,000	5.88%, due 9/1/2030	1,506,219(e)
3,844,417
Energy - Alternate Sources 0.0%(m)
	610,000	FS Luxembourg S.a.r.l., 10.00%, due 12/15/2025	616,073(e)
	200,000	Greenko Wind Projects Mauritius, Ltd., 5.50%, due 4/6/2025	188,548(e)
804,621
Energy - Exploration & Production 1.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
	1,150,000	7.00%, due 11/1/2026	1,096,091(e)
	3,625,000	8.25%, due 12/31/2028	3,549,715(e)
	2,860,000	5.88%, due 6/30/2029	2,517,515(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Energy - Exploration & Production – cont'd
	Callon Petroleum Co.
$1,320,000	8.00%, due 8/1/2028	$ 1,319,287(e)
1,395,000	7.50%, due 6/15/2030	1,349,662(e)
	Comstock Resources, Inc.
4,903,000	6.75%, due 3/1/2029	4,523,017(e)
625,000	5.88%, due 1/15/2030	535,938(e)
	Hilcorp Energy I L.P./Hilcorp Finance Co.
510,000	6.25%, due 11/1/2028	489,860(e)
851,000	5.75%, due 2/1/2029	791,430(e)
938,000	6.00%, due 2/1/2031	867,369(e)
2,735,000	Northern Oil and Gas, Inc., 8.13%, due 3/1/2028	2,724,279(e)
	Occidental Petroleum Corp.
2,180,000	5.88%, due 9/1/2025	2,206,585
1,545,000	5.50%, due 12/1/2025	1,555,413
620,000	5.55%, due 3/15/2026	626,231
1,245,000	8.88%, due 7/15/2030	1,465,987
785,000	6.13%, due 1/1/2031	819,297
1,595,000	6.60%, due 3/15/2046	1,698,468
1,310,000	PDC Energy, Inc., 5.75%, due 5/15/2026	1,266,940
685,000	Rockcliff Energy II LLC, 5.50%, due 10/15/2029	651,600(e)
	Southwestern Energy Co.
1,165,000	5.38%, due 3/15/2030	1,084,906
3,630,000	4.75%, due 2/1/2032	3,199,918
		34,339,508
Engineering & Construction 0.0%(m)
200,000	IHS Holding Ltd., 5.63%, due 11/29/2026	168,900(e)
Entertainment 0.4%
710,000	Cedar Fair L.P., 5.25%, due 7/15/2029	650,822
1,385,000	Live Nation Entertainment, Inc., 4.88%, due 11/1/2024	1,345,047(e)
1,160,000	Six Flags Entertainment Corp., 4.88%, due 7/31/2024	1,135,350(e)
	Warnermedia Holdings, Inc.
355,000	(SOFR + 1.78%), 6.09%, due 3/15/2024	356,071(e)(f)
7,935,000	5.14%, due 3/15/2052	6,590,498(e)
		10,077,788
Food 0.3%
200,000	Cencosud SA, 4.38%, due 7/17/2027	192,980(l)
276,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.13%, due 2/1/2028	269,990(e)
204,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 2.50%, due 1/15/2027	181,739(e)
410,000	Kraft Heinz Foods Co., 3.88%, due 5/15/2027	399,424
	Sysco Corp.
4,228,000	6.60%, due 4/1/2050	4,901,879(n)
3,415,000	3.15%, due 12/14/2051	2,456,828
		8,402,840
Food - Wholesale 0.3%
1,880,000	Performance Food Group, Inc., 5.50%, due 10/15/2027	1,809,491(e)
	Pilgrim's Pride Corp.
2,280,000	4.25%, due 4/15/2031	1,977,900(e)
5,980,000	3.50%, due 3/1/2032	4,873,102(e)
		8,660,493
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Food & Drug Retailers 0.1%
		Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
	$290,000	5.88%, due 2/15/2028	$ 283,475(e)
	795,000	3.50%, due 3/15/2029	685,687(e)
	740,000	4.88%, due 2/15/2030	680,679(e)
GBP	445,000	Bellis Finco PLC, 4.00%, due 2/16/2027	396,740(l)
		eG Global Finance PLC
EUR	412,000	3.63%, due 2/7/2024	427,464(l)
EUR	1,000,000	4.38%, due 2/7/2025	966,546(l)
			3,440,591
Forestry & Paper 0.1%
EUR	1,505,000	Ahlstrom-Munksjo Holding 3 Oy, 3.63%, due 2/4/2028	1,425,266(l)
EUR	600,000	Sappi Papier Holding GmbH, 3.63%, due 3/15/2028	577,191(l)
EUR	617,000	WEPA Hygieneprodukte GmbH, 2.88%, due 12/15/2027	560,591(l)
			2,563,048
Gaming 1.0%
EUR	985,000	Allwyn International AS, 3.88%, due 2/15/2027	999,065(l)
		Caesars Entertainment, Inc.
	$1,775,000	6.25%, due 7/1/2025	1,768,163(e)
	3,067,000	8.13%, due 7/1/2027	3,113,005(e)
	2,725,000	4.63%, due 10/15/2029	2,329,875(e)
	1,220,000	Churchill Downs, Inc., 5.50%, due 4/1/2027	1,183,212(e)
EUR	902,000	Cirsa Finance Int'l S.a.r.l., 4.75%, due 5/22/2025	931,089(l)
EUR	416,000	LHMC Finco 2 S.a.r.l., 7.25% Cash/8.00% PIK, due 10/2/2025	415,993(l)(q)
EUR	855,000	Playtech PLC, 4.25%, due 3/7/2026	892,333(l)
		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
	$9,466,000	5.50%, due 3/1/2025	9,198,703(e)
	4,900,000	5.25%, due 5/15/2027	4,628,932(e)
			25,460,370
Gas 0.1%
	420,000	Atmos Energy Corp., (3M USD LIBOR + 0.38%), 5.10%, due 3/9/2023	419,977(f)
	200,000	Beijing Gas Singapore Capital Corp., 1.88%, due 1/18/2025	187,876(l)
	603,000	CenterPoint Energy Resources Corp., (3M USD LIBOR + 0.50%), 5.28%, due 3/2/2023	603,162(f)
	265,000	Southern California Gas Co., (3M USD LIBOR + 0.35%), 5.10%, due 9/14/2023	264,445(f)
			1,475,460
Gas Distribution 2.3%
		Buckeye Partners L.P.
	1,720,000	4.13%, due 3/1/2025	1,634,000(e)
	500,000	5.85%, due 11/15/2043	382,500
	2,570,000	5.60%, due 10/15/2044	1,959,856
	1,630,000	DCP Midstream LLC, 5.85%, due 5/21/2043	1,609,625(e)(o)
	3,535,000	DT Midstream, Inc., 4.13%, due 6/15/2029	3,101,963(e)
		EQM Midstream Partners L.P.
	465,000	6.00%, due 7/1/2025	457,797(e)
	535,000	7.50%, due 6/1/2027	534,988(e)
	720,000	6.50%, due 7/1/2027	707,047(e)
	805,000	4.50%, due 1/15/2029	706,033(e)
	595,000	7.50%, due 6/1/2030	594,256(e)
	1,030,000	4.75%, due 1/15/2031	871,197(e)
	4,940,000	EQT Midstream Partners L.P., 5.50%, due 7/15/2028	4,557,150
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Gas Distribution – cont'd
Genesis Energy L.P./Genesis Energy Finance Corp.
$705,000	6.50%, due 10/1/2025	$ 692,663
3,145,000	6.25%, due 5/15/2026	3,005,428
1,335,000	8.00%, due 1/15/2027	1,317,912
1,660,000	7.75%, due 2/1/2028	1,604,191
4,230,000	Harvest Midstream I L.P., 7.50%, due 9/1/2028	4,161,263(e)
2,215,000	ITT Holdings LLC, 6.50%, due 8/1/2029	1,924,281(e)
1,200,000	Kinetik Holdings L.P., 5.88%, due 6/15/2030	1,140,000(e)
New Fortress Energy, Inc.
2,630,000	6.75%, due 9/15/2025	2,515,952(e)
4,515,000	6.50%, due 9/30/2026	4,154,522(e)
2,240,000	NuStar Logistics L.P., 5.75%, due 10/1/2025	2,216,502
2,275,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	2,275,000(e)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
530,000	5.75%, due 4/15/2025	455,800
4,330,000	8.50%, due 10/15/2026	4,216,338(e)
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
3,575,000	7.50%, due 10/1/2025	3,619,101(e)
1,935,000	6.00%, due 3/1/2027	1,834,579(e)
1,990,000	5.50%, due 1/15/2028	1,832,561(e)
3,980,000	6.00%, due 12/31/2030	3,624,905(e)
1,150,000	6.00%, due 9/1/2031	1,035,000(e)
1,790,000	Western Midstream Operating L.P., 4.30%, due 2/1/2030	1,639,210(n)
60,381,620
Health Facilities 0.3%
CHS/Community Health Systems, Inc.
680,000	5.63%, due 3/15/2027	601,936(e)
2,509,000	8.00%, due 12/15/2027	2,364,716(e)
980,000	5.25%, due 5/15/2030	790,782(e)
1,210,000	4.75%, due 2/15/2031	925,641(e)
4,200,000	Tenet Healthcare Corp., 6.13%, due 10/1/2028	3,927,336(e)
8,610,411
Health Services 0.2%
DaVita, Inc.
1,700,000	4.63%, due 6/1/2030	1,432,250(e)
1,650,000	3.75%, due 2/15/2031	1,282,875(e)
1,245,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	335,435(e)
1,300,000	Team Health Holdings, Inc., 6.38%, due 2/1/2025	856,632(i)
3,907,192
Healthcare - Products 0.1%
590,000	Baxter Int'l, Inc., (SOFR + 0.44%), 4.65%, due 11/29/2024	580,554(f)
Thermo Fisher Scientific, Inc.
300,000	(SOFR + 0.35%), 4.67%, due 4/18/2023	299,988(f)
700,000	(SOFR + 0.39%), 4.71%, due 10/18/2023	698,686(f)
1,579,228
Healthcare - Services 0.4%
2,125,000	Ascension Health, Ser. B, 3.11%, due 11/15/2039	1,715,897
2,055,000	CommonSpirit Health, 4.19%, due 10/1/2049	1,718,982
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Healthcare - Services – cont'd
HCA, Inc.
	$585,000	5.63%, due 9/1/2028	$ 595,356
	580,000	5.88%, due 2/1/2029	596,571
	2,125,000	Mount Sinai Hospitals Group, Inc., Ser. 2019, 3.74%, due 7/1/2049	1,664,669
Roche Holdings, Inc.
	945,000	(SOFR + 0.56%), 4.85%, due 3/10/2025	945,095(e)(f)
	5,035,000	2.61%, due 12/13/2051	3,544,072(e)
10,780,642
Holding Companies - Diversified 0.0%(m)
	200,000	Alfa S.A., 5.25%, due 3/25/2024	198,596(l)
	200,000	KOC Holding AS, 5.25%, due 3/15/2023	199,336(l)
397,932
Home Builders 0.1%
	630,000	Taylor Morrison Communities, Inc., 5.88%, due 6/15/2027	619,258(e)
	755,000	Toll Brothers Finance Corp., 4.35%, due 2/15/2028	709,940
1,329,198
Hotels 0.1%
	2,040,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 8/15/2028	1,881,503(e)
Insurance 0.3%
	200,000	AIA Group Ltd., 5.63%, due 10/25/2027	208,254(e)
EUR	210,000	Athene Global Funding, 0.83%, due 1/8/2027	197,054(l)
	$3,210,000	Corebridge Financial, Inc., 4.35%, due 4/5/2042	2,785,517(e)
Liberty Mutual Group, Inc.
EUR	200,000	4.63%, due 12/2/2030	216,017(e)
	$2,305,000	4.13%, due 12/15/2051	1,970,775(e)(o)
	421,000	Protective Life Global Funding, (SOFR + 0.98%), 5.30%, due 3/28/2025	421,347(e)(f)
	1,550,000	Prudential Financial, Inc., 5.13%, due 3/1/2052	1,445,995(o)
7,244,959
Insurance Brokerage 0.6%
	4,655,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	4,353,961(e)
	540,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	473,669(e)
AssuredPartners, Inc.
	4,555,000	7.00%, due 8/15/2025	4,479,159(e)
	1,965,000	5.63%, due 1/15/2029	1,680,822(e)
	1,995,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	1,958,910(e)
	1,695,000	HUB Int'l Ltd., 7.00%, due 5/1/2026	1,678,101(e)
14,624,622
Integrated Energy 0.0%(m)
EUR	520,000	Repsol Int'l Finance BV, 4.25%, due 9/11/2028	514,433(l)(o)(p)
Internet 0.0%(m)
Netflix, Inc.
	$390,000	5.88%, due 11/15/2028	404,597
	380,000	6.38%, due 5/15/2029	407,178
EUR	220,000	United Group BV, 3.13%, due 2/15/2026	205,518(l)
1,017,293
Investment Companies 0.0%(m)
	$255,000	CNCBINV 1 BVI Ltd., 1.75%, due 11/17/2024	238,825(l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Investment Companies – cont'd
	$200,000	Huarong Finance 2019 Co. Ltd., 3.25%, due 11/13/2024	$ 187,715(l)
	200,000	Suramericana SA, 5.50%, due 4/29/2026	194,568(l)
621,108
Investments & Misc. Financial Services 0.3%
	495,000	Bank of New York Mellon Corp., Ser. H, 3.70%, due 3/20/2026	457,549(o)(p)
	2,180,000	CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	1,985,141(e)
Encore Capital Group, Inc.
GBP	715,000	5.38%, due 2/15/2026	797,256(l)
GBP	1,041,000	4.25%, due 6/1/2028	1,006,496(l)
Intrum AB
EUR	1,490,000	3.50%, due 7/15/2026	1,421,195(l)
EUR	1,110,000	3.00%, due 9/15/2027	1,004,325(l)
MSCI, Inc.
	$650,000	3.63%, due 9/1/2030	565,770(e)
	660,000	3.63%, due 11/1/2031	564,101(e)
	690,000	3.25%, due 8/15/2033	565,800(e)
8,367,633
Iron - Steel 0.2%
CSN Islands XI Corp.
	200,000	6.75%, due 1/28/2028	199,732(l)
	3,010,000	6.75%, due 1/28/2028	3,005,961(e)
Metinvest BV
	425,000	7.65%, due 10/1/2027	219,725(e)
	2,140,000	7.75%, due 10/17/2029	1,046,007(e)
	1,070,000	Periama Holdings LLC, 5.95%, due 4/19/2026	1,027,368(l)
	200,000	POSCO, 4.38%, due 8/4/2025	194,820(e)
5,693,613
Leisure Time 0.0%(m)
EUR	122,000	Pinnacle Bidco PLC, 5.50%, due 2/15/2025	121,230(l)
Lodging 0.1%
	$2,120,000	Melco Resorts Finance Ltd., 5.63%, due 7/17/2027	1,929,563(e)
	200,000	Studio City Finance Ltd., 6.00%, due 7/15/2025	188,499(l)
	1,565,000	Wynn Macau Ltd., 5.50%, due 1/15/2026	1,458,527(e)
3,576,589
Machinery 0.3%
Chart Industries, Inc.
	2,625,000	7.50%, due 1/1/2030	2,684,062(e)
	945,000	9.50%, due 1/1/2031	986,098(e)
	2,115,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	1,740,492(e)
	3,585,000	Terex Corp., 5.00%, due 5/15/2029	3,347,494(e)
8,758,146
Machinery - Construction & Mining 0.0%(m)
	549,000	Caterpillar Financial Services Corp., (SOFR + 0.27%), 4.56%, due 9/13/2024	547,545(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Machinery - Diversified 0.1%
		John Deere Capital Corp.
	$709,000	(SOFR + 0.12%), 4.44%, due 7/10/2023	$ 708,320(f)
	436,000	(SOFR + 0.20%), 4.52%, due 10/11/2024	433,713(f)
	138,000	(SOFR + 0.56%), 4.80%, due 3/7/2025	137,936(f)
			1,279,969
Managed Care 0.6%
		Centene Corp.
	660,000	2.45%, due 7/15/2028	571,724
	1,785,000	3.38%, due 2/15/2030	1,569,229
	655,000	3.00%, due 10/15/2030	560,025
	690,000	2.50%, due 3/1/2031	564,090
	690,000	2.63%, due 8/1/2031	565,080
		Molina Healthcare, Inc.
	1,235,000	3.88%, due 11/15/2030	1,062,261(e)
	2,725,000	3.88%, due 5/15/2032	2,284,585(e)
	12,535,000	MPH Acquisition Holdings LLC, 5.75%, due 11/1/2028	9,103,544(e)
			16,280,538
Media 1.2%
	7,020,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 3/1/2050	5,527,920
		Comcast Corp.
	775,000	(3M USD LIBOR + 0.63%), 5.42%, due 4/15/2024	776,863(f)
	16,360,000	2.94%, due 11/1/2056	11,164,450
	6,585,000	Discovery Communications LLC, 4.65%, due 5/15/2050	5,142,454
	2,675,000	DISH DBS Corp., 7.38%, due 7/1/2028	1,921,011
	2,300,000	Paramount Global, 6.38%, due 3/30/2062	2,006,681(o)
	6,935,000	ViacomCBS, Inc., 4.20%, due 5/19/2032	5,953,250
CAD	700,000	Walt Disney Co., 3.06%, due 3/30/2027	498,473
			32,991,102
Media Content 0.4%
	$1,255,000	AMC Networks, Inc., 4.25%, due 2/15/2029	773,394
	2,965,000	Lions Gate Capital Holdings LLC, 5.50%, due 4/15/2029	1,927,250(e)
		Sirius XM Radio, Inc.
	2,445,000	3.13%, due 9/1/2026	2,200,562(e)
	420,000	5.00%, due 8/1/2027	397,425(e)
	1,525,000	5.50%, due 7/1/2029	1,429,154(e)
	3,890,000	4.13%, due 7/1/2030	3,336,180(e)
	1,245,000	3.88%, due 9/1/2031	1,026,353(e)
			11,090,318
Medical Products 0.2%
	5,170,000	Medline Borrower L.P., 3.88%, due 4/1/2029	4,420,428(e)
Metals - Mining Excluding Steel 0.7%
		First Quantum Minerals Ltd.
	305,000	7.50%, due 4/1/2025	300,332(e)
	1,880,000	6.88%, due 3/1/2026	1,828,206(e)
	2,825,000	6.88%, due 10/15/2027	2,738,484(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Metals - Mining Excluding Steel – cont'd
FMG Resources August 2006 Pty Ltd.
$1,770,000	5.88%, due 4/15/2030	$ 1,728,582(e)
1,215,000	4.38%, due 4/1/2031	1,069,200(e)
915,000	6.13%, due 4/15/2032	892,125(e)
Hudbay Minerals, Inc.
4,440,000	4.50%, due 4/1/2026	4,090,350(e)
1,565,000	6.13%, due 4/1/2029	1,445,121(e)
4,035,000	Novelis Corp., 3.88%, due 8/15/2031	3,405,540(e)
17,497,940
Mining 0.1%
200,000	Chinalco Capital Holdings Ltd., 2.13%, due 6/3/2026	181,928(l)
3,025,000	Codelco, Inc., 3.15%, due 1/14/2030	2,723,164(e)
200,000	Endeavour Mining PLC, 5.00%, due 10/14/2026	177,500(e)
214,000	Stillwater Mining Co., 4.00%, due 11/16/2026	196,987(e)
442,000	Volcan Cia Minera SAA, 4.38%, due 2/11/2026	390,569(e)
3,670,148
Miscellaneous Manufacturer 0.1%
General Electric Co.
1,115,000	(3M USD LIBOR + 1.00%), 5.77%, due 3/15/2023	1,115,926(f)
240,000	(3M USD LIBOR + 1.00%), 5.79%, due 4/15/2023	240,046(f)
Siemens Financieringsmaatschappij NV
240,000	0.40%, due 3/11/2023	238,912(e)(i)
592,000	(SOFR + 0.43%), 4.72%, due 3/11/2024	591,870(e)(f)
2,186,754
Multi-National 0.0%(m)
200,000	Africa Finance Corp., 3.88%, due 4/13/2024	194,447(l)
200,000	African Export-Import Bank, 2.63%, due 5/17/2026	181,427(l)
200,000	Banque Ouest Africaine de Developpement, 5.00%, due 7/27/2027	190,473(l)
200,000	Central American Bank for Economic Integration, 5.00%, due 2/9/2026	199,960(e)(i)
287,000	Corp. Andina de Fomento, 2.25%, due 2/8/2027	261,612
1,027,919
Office - Business Equipment 0.1%
4,384,000	CDW LLC/CDW Finance Corp., 3.57%, due 12/1/2031	3,765,637
Oil & Gas 0.9%
10,165,000	BP Capital PLC, 4.88%, due 3/22/2030	9,491,569(o)(p)
700,000	CrownRock L.P./CrownRock Finance, Inc., 5.63%, due 10/15/2025	682,500(e)
Ecopetrol SA
89,000	5.88%, due 9/18/2023	88,982
200,000	4.13%, due 1/16/2025	193,745
800,000	8.88%, due 1/13/2033	820,560
1,215,000	5.88%, due 5/28/2045	869,173
200,000	Geopark Ltd., 5.50%, due 1/17/2027	177,528(l)
174,800	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, due 6/1/2028	167,821(l)
KazMunayGas National Co. JSC
200,000	4.75%, due 4/24/2025	196,165(l)
1,345,000	5.75%, due 4/19/2047	1,068,863(e)
420,000	Korea National Oil Corp., 1.75%, due 4/18/2025	391,049(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Oil & Gas – cont'd
		Leviathan Bond Ltd.
	$148,000	5.75%, due 6/30/2023	$ 147,660(l)
	106,000	6.13%, due 6/30/2025	105,199(l)
	1,215,000	Medco Bell Pte Ltd., 6.38%, due 1/30/2027	1,166,287(e)
	955,000	Pertamina Persero PT, 6.45%, due 5/30/2044	993,402(e)
	200,000	Petrobras Global Finance BV, 6.00%, due 1/27/2028	199,967
		Petroleos Mexicanos
	36,000	6.88%, due 10/16/2025	36,056
	14,000	6.49%, due 1/23/2027	13,146
	287,000	6.50%, due 3/13/2027	270,924
EUR	222,000	4.75%, due 2/26/2029	204,068(l)
	$1,875,000	6.35%, due 2/12/2048	1,232,625
	4,480,000	7.69%, due 1/23/2050	3,344,773
	600,000	Qatar Energy, 1.38%, due 9/12/2026	539,384(l)
		Sinopec Group Overseas Development 2018 Ltd.
	200,000	2.15%, due 5/13/2025	187,308(e)
	200,000	1.45%, due 1/8/2026	182,761(e)
	214,000	Tengizchevroil Finance Co. Int'l Ltd., 2.63%, due 8/15/2025	191,418(e)
	190,000	Tullow Oil PLC, 10.25%, due 5/15/2026	163,875(e)
	102,500	YPF SA, 8.50%, due 3/23/2025	97,375(e)
			23,224,183
Packaging 0.5%
		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
	1,255,000	6.00%, due 6/15/2027	1,251,486(e)
	105,000	4.00%, due 9/1/2029	86,820(e)
		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
GBP	695,000	4.75%, due 7/15/2027	667,933(l)
	$1,585,000	5.25%, due 8/15/2027	1,297,933(e)
		Ball Corp.
	680,000	2.88%, due 8/15/2030	557,460
	685,000	3.13%, due 9/15/2031	560,096
	350,000	BWAY Holding Co., 7.25%, due 4/15/2025	341,688(e)
	590,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, due 9/15/2028	521,164(e)
	3,180,000	Mauser Packaging Solutions Holding Co., 7.88%, due 8/15/2026	3,207,825(e)(k)
	2,665,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	2,368,632(e)
	110,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer, Inc., 4.00%, due 10/15/2027	98,725(e)
	2,525,000	Trivium Packaging Finance BV, 5.50%, due 8/15/2026	2,423,849(e)
			13,383,611
Packaging & Containers 0.0%(m)
EUR	225,000	Kleopatra Holdings 2 SCA, 6.50%, due 9/1/2026	137,881(l)
Personal & Household Products 0.2%
	$2,305,000	CD&R Smokey Buyer, Inc., 6.75%, due 7/15/2025	2,091,788(e)
		Coty, Inc.
EUR	705,000	3.88%, due 4/15/2026	719,806(l)
	$700,000	5.00%, due 4/15/2026	670,250(e)
	325,000	6.50%, due 4/15/2026	320,385(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Personal & Household Products – cont'd
	$2,790,000	Diamond BC BV, 4.63%, due 10/1/2029	$ 2,346,920(e)
			6,149,149
Pharmaceuticals 1.0%
	3,273,000	AbbVie, Inc., 3.80%, due 3/15/2025	3,210,159
		Catalent Pharma Solutions, Inc.
	705,000	3.13%, due 2/15/2029	583,204(e)
	165,000	3.50%, due 4/1/2030	136,331(e)
EUR	895,000	Cheplapharm Arzneimittel GmbH, 4.38%, due 1/15/2028	889,475(l)
	$245,000	Cigna Corp., (3M USD LIBOR + 0.89%), 5.68%, due 7/15/2023	245,607(f)
	10,050,000	CVS Health Corp., 5.05%, due 3/25/2048	9,554,712
		Gruenenthal GmbH
EUR	720,000	3.63%, due 11/15/2026	720,527(l)
EUR	125,000	4.13%, due 5/15/2028	123,660(l)
	$5,120,000	Merck & Co., Inc., 2.90%, due 12/10/2061	3,564,379
		Teva Pharmaceutical Finance Netherlands II BV
EUR	1,020,000	1.88%, due 3/31/2027	928,860(l)
EUR	2,515,000	1.63%, due 10/15/2028	2,110,278(l)
	$6,380,000	Upjohn, Inc., 4.00%, due 6/22/2050	4,422,275
	635,000	Zoetis, Inc., 3.25%, due 2/1/2023	635,000
			27,124,467
Pipelines 1.1%
		Enbridge, Inc.
	510,000	(SOFR + 0.63%), 4.79%, due 2/16/2024	508,217(f)
	2,251,000	2.50%, due 2/14/2025	2,141,873
	11,110,000	Energy Transfer L.P., Ser. B, 6.63%, due 2/15/2028	9,278,850(o)(p)
	6,985,000	Enterprise Products Operating LLC, 4.20%, due 1/31/2050	5,958,595
	7,505,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	7,313,380
	4,285,000	Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, due 12/15/2029	3,853,911
	600,000	Southern Gas Corridor CJSC, 6.88%, due 3/24/2026	618,342(l)
		Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
	170,000	6.50%, due 7/15/2027	174,012
	185,000	5.00%, due 1/15/2028	180,438
	165,000	6.88%, due 1/15/2029	169,453
			30,197,071
Printing & Publishing 0.1%
		McGraw-Hill Ed., Inc.
	1,145,000	5.75%, due 8/1/2028	1,006,037(e)
	1,445,000	8.00%, due 8/1/2029	1,239,087(e)
			2,245,124
Real Estate 0.1%
EUR	200,000	Aroundtown SA, 0.38%, due 4/15/2027	160,516(l)
	$1,305,000	Country Garden Holdings Co. Ltd., 4.80%, due 8/6/2030	788,641(l)
EUR	250,000	Flamingo Lux II SCA, 5.00%, due 3/31/2029	216,899(l)
EUR	100,000	Grand City Properties SA, 2.50%, due 7/24/2023	52,641(l)(o)(p)
EUR	120,000	Samhallsbyggnadsbolaget i Norden AB, 2.63%, due 12/14/2025	50,487(l)(o)(p)
			1,269,184
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Real Estate Development & Management 0.4%
		Realogy Group LLC/Realogy Co-Issuer Corp.
	$6,546,000	5.75%, due 1/15/2029	$ 5,089,777(e)
	6,030,000	5.25%, due 4/15/2030	4,522,500(e)
EUR	634,000	Samhallsbyggnadsbolaget i Norden AB, 1.00%, due 8/12/2027	500,252(l)
EUR	800,000	Vivion Investments S.a.r.l., 3.00%, due 8/8/2024	730,492(l)
			10,843,021
Real Estate Investment Trusts 1.9%
	$1,762,000	American Tower Corp., 2.40%, due 3/15/2025	1,670,780
EUR	219,000	Digital Dutch Finco BV, 1.25%, due 2/1/2031	184,639(l)
	$3,125,000	EPR Properties, 3.75%, due 8/15/2029	2,596,937
	650,000	Iron Mountain Information Management Services, Inc., 5.00%, due 7/15/2032	563,551(e)
		Iron Mountain, Inc.
	1,660,000	4.88%, due 9/15/2027	1,562,956(e)
	4,505,000	5.25%, due 3/15/2028	4,283,804(e)
	3,710,000	5.00%, due 7/15/2028	3,411,394(e)
	2,935,000	4.88%, due 9/15/2029	2,650,701(e)
	805,000	5.25%, due 7/15/2030	728,477(e)
	670,000	4.50%, due 2/15/2031	574,116(e)
	5,560,000	5.63%, due 7/15/2032	5,003,637(e)
		MPT Operating Partnership L.P./MPT Finance Corp.
	1,440,000	5.25%, due 8/1/2026	1,309,925
	3,705,000	4.63%, due 8/1/2029	2,880,637
	2,540,000	3.50%, due 3/15/2031	1,778,020
	5,030,000	RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, due 10/15/2027	4,711,219
	2,445,000	RLJ Lodging Trust L.P., 3.75%, due 7/1/2026	2,233,434(e)
	925,000	Simon Property Group L.P., (SOFR + 0.43%), 4.75%, due 1/11/2024	919,345(f)
		Starwood Property Trust, Inc.
	2,305,000	5.50%, due 11/1/2023	2,290,581(e)
	665,000	3.75%, due 12/31/2024	631,532(e)
	3,495,000	4.75%, due 3/15/2025	3,349,720
		Trust F/1401
	200,000	5.25%, due 12/15/2024	197,250(l)
	200,000	5.25%, due 1/30/2026	195,040(e)
EUR	100,000	Unibail-Rodamco-Westfield SE, 2.13%, due 7/25/2023	99,822(l)(o)(p)
	$1,315,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.00%, due 1/15/2030	871,638(e)
	1,085,000	VICI Properties L.P./VICI Note Co., Inc., 4.25%, due 12/1/2026	1,023,970(e)
	3,595,000	XHR L.P., 6.38%, due 8/15/2025	3,541,348(e)
			49,264,473
Recreation & Travel 1.0%
		Carnival Corp.
	2,920,000	7.63%, due 3/1/2026	2,657,200(e)
	1,510,000	5.75%, due 3/1/2027	1,253,300(e)
	3,755,000	9.88%, due 8/1/2027	3,858,263(e)
	645,000	4.00%, due 8/1/2028	557,267(e)
	1,505,000	Carnival Holdings Bermuda Ltd., 10.38%, due 5/1/2028	1,625,400(e)
		Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op
	1,225,000	5.50%, due 5/1/2025	1,216,079(e)
	2,395,000	5.38%, due 4/15/2027	2,317,163
EUR	495,000	Motion Bondco Designated Activity Co., 4.50%, due 11/15/2027	467,460(l)
EUR	190,000	Motion Finco S.a.r.l., 7.00%, due 5/15/2025	208,909(l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Recreation & Travel – cont'd
NCL Corp. Ltd.
	$2,075,000	3.63%, due 12/15/2024	$ 1,947,906(e)
	440,000	5.88%, due 3/15/2026	380,591(e)
	1,053,000	5.88%, due 2/15/2027	979,027(e)
GBP	1,000,000	Pinnacle Bidco PLC, 6.38%, due 2/15/2025	1,118,811(l)
Royal Caribbean Cruises Ltd.
	$2,715,000	5.50%, due 8/31/2026	2,429,820(e)
	4,395,000	5.50%, due 4/1/2028	3,779,700(e)
	1,530,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	1,382,833(e)
	1,130,000	Six Flags Entertainment Corp., 5.50%, due 4/15/2027	1,065,093(e)
27,244,822
Restaurants 0.1%
	2,825,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/2030	2,404,781(e)
Retail 0.2%
	215,000	Alsea SAB de CV, 7.75%, due 12/14/2026	217,150(e)
	4,275,000	Lowe's Cos, Inc., 4.45%, due 4/1/2062	3,609,065
	250,000	Starbucks Corp., (SOFR + 0.42%), 4.55%, due 2/14/2024	249,390(f)
	850,000	Walmart, Inc., 2.55%, due 4/11/2023	846,733
4,922,338
Semiconductors 0.6%
Analog Devices, Inc.
	964,000	(SOFR + 0.25%), 4.57%, due 10/1/2024	952,215(f)
	1,950,000	2.95%, due 10/1/2051	1,434,889
Broadcom, Inc.
	8,555,000	3.14%, due 11/15/2035	6,641,728(e)
	6,365,000	3.50%, due 2/15/2041	4,865,019(e)
	410,000	NVIDIA Corp., 0.31%, due 6/15/2023	403,300(i)
SK Hynix, Inc.
	200,000	6.25%, due 1/17/2026	202,114(e)
	200,000	6.38%, due 1/17/2028	203,039(e)
14,702,304
Software 0.4%
Oracle Corp.
	190,000	2.63%, due 2/15/2023	189,826
	8,350,000	4.00%, due 11/15/2047	6,622,690
	4,960,000	3.95%, due 3/25/2051	3,855,171
10,667,687
Software - Services 0.4%
	975,000	Endurance Int'l Group Holdings, Inc., 6.00%, due 2/15/2029	692,870(e)
	3,965,000	McAfee Corp., 7.38%, due 2/15/2030	3,293,318(e)
	1,260,000	Open Text Holdings, Inc., 4.13%, due 12/1/2031	1,023,674(e)
Presidio Holdings, Inc.
	1,485,000	4.88%, due 2/1/2027	1,380,434(e)
	2,570,000	8.25%, due 2/1/2028	2,470,413(e)
	1,030,000	Ziff Davis, Inc., 4.63%, due 10/15/2030	912,642(e)
9,773,351
Specialty Retail 0.3%
EUR	610,000	Afflelou SAS, 4.25%, due 5/19/2026	608,166(l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Specialty Retail – cont'd
Asbury Automotive Group, Inc.
	$250,000	4.63%, due 11/15/2029	$ 220,610(e)
	1,555,000	5.00%, due 2/15/2032	1,341,110(e)
EUR	455,000	BK LC Lux Finco1 S.a.r.l., 5.25%, due 4/30/2029	434,982(l)
Dufry One BV
EUR	955,000	2.00%, due 2/15/2027	887,166(l)
EUR	863,000	3.38%, due 4/15/2028	811,783(l)
	$1,815,000	Hanesbrands, Inc., 4.88%, due 5/15/2026	1,690,219(e)
EUR	852,000	Maxeda DIY Holding BV, 5.88%, due 10/1/2026	713,275(l)
6,707,311
Steel Producers - Products 0.1%
Carpenter Technology Corp.
	$149,000	6.38%, due 7/15/2028	146,765
	1,710,000	7.63%, due 3/15/2030	1,755,144
1,901,909
Support - Services 2.3%
	2,102,000	ADT Corp., 4.88%, due 7/15/2032	1,875,741(e)
Allied Universal Holdco LLC/Allied Universal Finance Corp.
	1,930,000	6.63%, due 7/15/2026	1,858,108(e)
	2,380,000	6.00%, due 6/1/2029	1,914,948(e)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.
	1,210,000	4.63%, due 6/1/2028	1,043,673(e)
	1,340,000	4.63%, due 6/1/2028	1,150,832(e)
APX Group, Inc.
	1,355,000	6.75%, due 2/15/2027	1,327,914(e)
	2,185,000	5.75%, due 7/15/2029	1,890,168(e)
EUR	1,170,000	Aramark Int'l Finance S.a.r.l., 3.13%, due 4/1/2025	1,223,103(l)
Aramark Services, Inc.
	$2,675,000	5.00%, due 4/1/2025	2,634,875(e)
	2,210,000	5.00%, due 2/1/2028	2,082,925(e)
	2,810,000	ASGN, Inc., 4.63%, due 5/15/2028	2,563,577(e)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
	3,500,000	5.75%, due 7/15/2027	3,289,781(e)
	2,450,000	5.38%, due 3/1/2029	2,190,300(e)
GBP	721,000	BCP V Modular Services Finance II PLC, 6.13%, due 11/30/2028	765,690(l)
	$2,345,000	Beacon Roofing Supply, Inc., 4.50%, due 11/15/2026	2,235,418(e)
Garda World Security Corp.
	1,215,000	4.63%, due 2/15/2027	1,105,784(e)
	595,000	7.75%, due 2/15/2028	603,181(e)
	1,985,000	6.00%, due 6/1/2029	1,656,880(e)
	2,575,000	GW B-CR Security Corp., 9.50%, due 11/1/2027	2,543,040(e)
	1,235,000	IAA Spinco, Inc., 5.50%, due 6/15/2027	1,239,631(e)
EUR	500,000	Kapla Holding SAS, 3.38%, due 12/15/2026	487,951(l)
EUR	892,000	Loxam SAS, 5.75%, due 7/15/2027	870,369(l)
	$1,145,000	PECF USS Intermediate Holding III Corp., 8.00%, due 11/15/2029	873,063(e)
Prime Security Services Borrower LLC/Prime Finance, Inc.
	2,280,000	5.25%, due 4/15/2024	2,256,488(e)
	5,100,000	5.75%, due 4/15/2026	4,998,201(e)
	1,535,000	6.25%, due 1/15/2028	1,455,794(e)
	1,660,000	Summer BC Bidco B LLC, 5.50%, due 10/31/2026	1,364,376(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Support - Services – cont'd
EUR	996,131	Techem Verwaltungsgesellschaft 674 mbH, 6.00%, due 7/30/2026	$ 1,032,912(l)
EUR	500,000	Techem Verwaltungsgesellschaft 675 mbH, 2.00%, due 7/15/2025	503,117(l)
		United Rentals N.A., Inc.
	$3,015,000	6.00%, due 12/15/2029	3,060,225(e)
	1,115,000	5.25%, due 1/15/2030	1,078,763
	1,245,000	3.88%, due 2/15/2031	1,095,684
	1,720,000	3.75%, due 1/15/2032	1,487,250
		Verisure Holding AB
EUR	1,965,000	3.88%, due 7/15/2026	1,977,239(l)
EUR	1,095,000	3.25%, due 2/15/2027	1,051,554(l)
	$1,435,000	White Cap Parent LLC, 8.25% Cash/9.00% PIK, due 3/15/2026	1,309,438(e)(q)
			60,097,993
Technology Hardware & Equipment 0.4%
	2,395,000	CommScope Finance LLC, 8.25%, due 3/1/2027	2,037,067(e)
		CommScope Technologies LLC
	641,000	6.00%, due 6/15/2025	607,046(e)
	2,215,000	5.00%, due 3/15/2027	1,691,103(e)
		CommScope, Inc.
	2,485,000	7.13%, due 7/1/2028	1,946,628(e)
	2,055,000	4.75%, due 9/1/2029	1,710,500(e)
	1,750,000	Imola Merger Corp., 4.75%, due 5/15/2029	1,522,500(e)
			9,514,844
Telecom - Wireless 0.2%
	470,000	Sprint Capital Corp., 8.75%, due 3/15/2032	580,450
	180,000	Sprint LLC, 7.63%, due 2/15/2025	186,830
		T-Mobile USA, Inc.
	2,455,000	2.25%, due 2/15/2026	2,275,258
	1,150,000	3.38%, due 4/15/2029	1,048,146
			4,090,684
Telecom - Wireline Integrated & Services 2.2%
EUR	2,780,000	Altice Financing SA, 4.25%, due 8/15/2029	2,439,101(l)
EUR	380,000	Altice Finco SA, 4.75%, due 1/15/2028	316,543(l)
		Altice France Holding SA
EUR	600,000	8.00%, due 5/15/2027	530,765(l)
EUR	394,000	4.00%, due 2/15/2028	288,268(l)
	$8,355,000	6.00%, due 2/15/2028	5,637,214(e)
		Altice France SA
	3,155,000	5.50%, due 1/15/2028	2,620,291(e)
EUR	2,785,000	4.13%, due 1/15/2029	2,376,395(l)
		Consolidated Communications, Inc.
	$910,000	5.00%, due 10/1/2028	682,679(e)
	1,645,000	6.50%, due 10/1/2028	1,340,089(e)
EUR	510,000	DKT Finance ApS, 7.00%, due 6/17/2023	554,132(l)
EUR	809,000	eircom Finance Designated Activity Co., 3.50%, due 5/15/2026	812,969(l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Telecom - Wireline Integrated & Services – cont'd
		Frontier Communications Corp.
	$1,550,000	5.88%, due 10/15/2027	$ 1,480,126(e)
	1,205,000	5.00%, due 5/1/2028	1,095,526(e)
	1,790,000	6.75%, due 5/1/2029	1,534,925(e)
	2,740,000	5.88%, due 11/1/2029	2,233,812
	1,200,000	6.00%, due 1/15/2030	985,716(e)
	1,100,000	8.75%, due 5/15/2030	1,139,875(e)
		Iliad Holding SASU
	555,000	6.50%, due 10/15/2026	525,560(e)
EUR	1,299,000	5.63%, due 10/15/2028	1,314,897(l)
	$495,000	7.00%, due 10/15/2028	464,894(e)
		Level 3 Financing, Inc.
	2,725,000	4.63%, due 9/15/2027	2,308,368(e)
	1,940,000	3.63%, due 1/15/2029	1,443,360(e)
	585,000	3.75%, due 7/15/2029	427,658(e)
		Lorca Telecom Bondco SA
EUR	380,000	4.00%, due 9/18/2027	378,224(e)
EUR	4,045,000	4.00%, due 9/18/2027	4,030,629(l)
		Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
	$2,465,000	4.75%, due 4/30/2027	2,237,161(e)
	2,020,000	6.00%, due 2/15/2028	1,667,571(e)
EUR	860,000	PLT VII Finance S.a.r.l., 4.63%, due 1/5/2026	890,848(l)
	$7,580,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, due 2/15/2029	5,268,100(e)
	660,000	Virgin Media Finance PLC, 5.00%, due 7/15/2030	553,997(e)
		Virgin Media Secured Finance PLC
GBP	358,000	5.00%, due 4/15/2027	404,677(l)
	$2,600,000	5.50%, due 5/15/2029	2,411,994(e)
GBP	2,310,000	Virgin Media Vendor Financing Notes III Designated Activity Co., 4.88%, due 7/15/2028	2,381,729(l)
	$3,950,000	Virgin Media Vendor Financing Notes IV Designated Activity Co., 5.00%, due 7/15/2028	3,585,020(e)
	1,380,000	Zayo Group Holdings, Inc., 6.13%, due 3/1/2028	948,750(e)
EUR	1,887,000	Ziggo Bond Co. BV, 3.38%, due 2/28/2030	1,585,584(l)
			58,897,447
Telecommunications 2.0%
EUR	200,000	Altice France SA, 3.38%, due 1/15/2028	170,304(l)
		AT&T, Inc.
	$1,000,000	(3M USD LIBOR + 0.89%), 5.54%, due 2/15/2023	1,000,290(f)
	465,000	(SOFR + 0.64%), 4.96%, due 3/25/2024	465,023(f)
CAD	700,000	4.00%, due 11/25/2025	518,938
	$8,117,000	4.50%, due 3/9/2048	7,124,363
	2,635,000	3.65%, due 6/1/2051	2,027,191
	8,140,000	3.50%, due 9/15/2053	6,006,877
CAD	500,000	Bell Telephone Co. of Canada or Bell Canada, 2.20%, due 5/29/2028	336,297
	$920,000	C&W Senior Financing Designated Activity Co., 6.88%, due 9/15/2027	875,178(e)
	2,240,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	2,317,728(e)
		Rogers Communications, Inc.
	535,000	3.00%, due 3/15/2023	533,926
	2,867,000	3.80%, due 3/15/2032	2,580,658(e)
	8,380,000	4.55%, due 3/15/2052	7,044,062(e)
EUR	110,000	SoftBank Group Corp., 5.00%, due 4/15/2028	109,050(l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Telecommunications – cont'd
		T-Mobile USA, Inc.
	$4,505,000	4.50%, due 4/15/2050	$ 3,978,463
	8,955,000	3.40%, due 10/15/2052	6,536,290
		Verizon Communications, Inc.
	865,000	(SOFR + 0.50%), 4.82%, due 3/22/2024	863,135(f)
	8,555,000	2.36%, due 3/15/2032	7,047,649
	5,405,000	2.99%, due 10/30/2056	3,597,471
	250,000	VF Ukraine PAT via VFU Funding PLC, 6.20%, due 2/11/2025	140,325(l)
			53,273,218
Theaters & Entertainment 0.2%
		Live Nation Entertainment, Inc.
	2,330,000	5.63%, due 3/15/2026	2,260,659(e)
	3,660,000	6.50%, due 5/15/2027	3,680,269(e)
			5,940,928
Transportation 0.0%(m)
	680,918	MV24 Capital BV, 6.75%, due 6/1/2034	649,596(e)
EUR	155,639	Reseau Ferre France, 2.45%, due 2/28/2023	169,495(d)
	$220,000	Union Pacific Corp., 2.75%, due 4/15/2023	218,983
			1,038,074
Transportation Infrastructure - Services 0.1%
EUR	401,000	Autostrade per l'Italia SpA, 1.88%, due 9/26/2029	365,791(l)
EUR	640,000	CMA CGM SA, 7.50%, due 1/15/2026	721,994(l)
GBP	505,000	National Express Group PLC, 4.25%, due 11/26/2025	551,103(l)(o)(p)
			1,638,888
Water 0.0%(m)
EUR	250,000	Thames Water Utilities Finance PLC, 1.25%, due 1/31/2032	210,284(l)
EUR	200,000	Veolia Environnement SA, 2.50%, due 1/20/2029	176,654(l)(o)(p)
			386,938
Total Corporate Bonds (Cost $1,547,990,510)			1,382,407,150

Loan Assignments(f) 0.0%(m)
Health Care 0.0%(m)
	$96,347	Aveanna Healthcare, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 8.30%, due 7/17/2028	78,162(i)
	619,397	Envision Healthcare Corporation, Term Loan, (3M CME Term SOFR + 3.75%), 8.33%, due 3/31/2027	151,752(i)
			229,914
Telecommunications 0.0%(m)
		GTT Communications, Inc.
	214,900	Term Loan, (1M CME Term SOFR + 7.00%), 11.66%, due 12/30/2027	169,055
	170,372	Term Loan, (3M CME Term SOFR + 9.00%), 13.54%, due 6/30/2028	76,667(r)
			245,722
Utilities 0.0%(m)
	707,892	Nautilus Power, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 8.82%, due 5/16/2024	521,313
Total Loan Assignments (Cost $1,766,992)			996,949
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities 4.8%
	$5,100,000	1MDB Global Investments Ltd., 4.40%, due 3/9/2023	$ 5,006,954(l)
	206,000	Airport Authority Hong Kong, 1.75%, due 1/12/2027	188,216(e)
		Angolan Government International Bond
	200,000	8.25%, due 5/9/2028	189,097(l)
	1,280,000	8.00%, due 11/26/2029	1,186,509(e)
	2,755,000	9.38%, due 5/8/2048	2,452,115(e)
		Argentine Republic Government International Bond
	175,982	1.00%, due 7/9/2029	59,953
	195,940	0.50%, due 7/9/2030	69,859(n)
	200,000	Bahamas Government International Bond, 6.00%, due 11/21/2028	162,437(l)
	500,000	Bermuda Government International Bond, 3.72%, due 1/25/2027	481,875(l)
	207,459	Brazil Loan Trust 1, 5.48%, due 7/24/2023	206,680(l)
		Brazil Notas do Tesouro Nacional
BRL	6,083,000	Ser. F, 10.00%, due 1/1/2025	1,144,066
BRL	9,105,000	Ser. F, 10.00%, due 1/1/2029	1,585,740
BRL	3,760,000	Ser. F, 10.00%, due 1/1/2031	635,246
		Bundesrepublik Deutschland Bundesanleihe
EUR	177,000	0.50%, due 2/15/2028	176,700(l)
EUR	121,000	0.00%, due 2/15/2030	112,718(l)
EUR	40,566	0.00%, due 8/15/2031	36,556(l)
EUR	1,061,218	Ser. G, 0.00%, due 8/15/2031	956,767(l)
EUR	147,110	1.70%, due 8/15/2032	152,735(l)
EUR	136,900	2.50%, due 8/15/2046	156,635(l)
	$400,000	Chile Government International Bond, 2.75%, due 1/31/2027	374,449
		Colombia Government International Bond
EUR	100,000	3.88%, due 3/22/2026	104,384
	$750,000	3.88%, due 4/25/2027	678,437
	1,105,000	3.00%, due 1/30/2030	860,382
	1,005,000	5.00%, due 6/15/2045	704,270
		Colombian TES
COP	4,064,100,000	Ser. B, 6.00%, due 4/28/2028	673,677
COP	8,337,100,000	Ser. B, 7.00%, due 6/30/2032	1,274,998
COP	7,220,600,000	Ser. B, 7.25%, due 10/18/2034	1,075,578
		Dominican Republic International Bond
	$350,000	8.63%, due 4/20/2027	369,242(l)
	4,380,000	6.85%, due 1/27/2045	3,989,390(e)
		Ecuador Government International Bond
	1,020,000	5.50%, due 7/31/2030	676,997(e)(n)
	175,503	5.50%, due 7/31/2030	116,485(l)(n)
	1,400,000	2.50%, due 7/31/2035	678,765(e)(n)
		Egypt Government International Bond
	200,000	5.75%, due 5/29/2024	188,249(l)
EUR	450,000	4.75%, due 4/11/2025	435,373(l)
	$755,000	5.88%, due 2/16/2031	537,394(e)
	3,140,000	8.50%, due 1/31/2047	2,210,227(e)
	485,000	El Salvador Government International Bond, 9.50%, due 7/15/2052	253,351(e)
EUR	170,000	Estonia Government International Bond, 4.00%, due 10/12/2032	191,341(l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		European Union
EUR	434,000	0.00%, due 7/6/2026	$ 428,276(l)
EUR	350,000	2.00%, due 10/4/2027	367,155(l)
EUR	190,000	1.63%, due 12/4/2029	191,377(l)
EUR	158,000	2.75%, due 12/4/2037	163,840(l)
EUR	58,733	1.25%, due 2/4/2043	45,901(l)
EUR	126,000	3.00%, due 3/4/2053	134,110(l)
		French Republic Government Bond OAT
EUR	174,000	0.50%, due 5/25/2025	179,979(l)
EUR	475,000	0.00%, due 2/25/2026	476,327(l)
EUR	115,513	1.00%, due 5/25/2027	117,679(l)
EUR	85,300	0.75%, due 2/25/2028	84,767(l)
EUR	127,000	0.75%, due 5/25/2028	125,731(l)
EUR	571,704	1.50%, due 5/25/2031	571,858(l)
EUR	143,000	0.00%, due 11/25/2031	123,181(l)
EUR	391,503	2.00%, due 11/25/2032	398,479(l)
EUR	447,142	1.25%, due 5/25/2038	381,922(l)
EUR	120,000	1.50%, due 5/25/2050	94,296(l)
EUR	58,847	0.75%, due 5/25/2052	36,396(l)
EUR	47,300	1.75%, due 5/25/2066	36,974(l)
	$200,000	Ghana Government International Bond, 6.38%, due 2/11/2027	69,659(l)(s)
EUR	220,000	Hellenic Republic Government Bond, 4.25%, due 6/15/2033	238,408(l)
	$200,000	Hong Kong Government International Bond, 4.50%, due 1/11/2028	204,004(l)
HUF	1,742,700,000	Hungary Government Bond, 3.25%, due 10/22/2031	3,440,249
EUR	81,000	Hungary Government International Bond, 5.00%, due 2/22/2027	89,578(l)
		Indonesia Government International Bond
EUR	100,000	1.75%, due 4/24/2025	104,397
	$4,110,000	4.63%, due 4/15/2043	3,853,984(e)
		Indonesia Treasury Bond
IDR	14,549,000,000	6.13%, due 5/15/2028	955,852
IDR	54,478,000,000	8.25%, due 5/15/2029	3,940,733
IDR	26,460,000,000	7.00%, due 9/15/2030	1,798,680
EUR	50,000	Ireland Government Bond, 3.00%, due 10/18/2043	54,098(l)
		Italy Buoni Poliennali Del Tesoro
EUR	664,000	1.75%, due 5/30/2024	708,766(l)
EUR	933,000	1.45%, due 11/15/2024	985,463(l)
EUR	556,920	1.40%, due 5/26/2025	594,885(d)(l)
EUR	224,000	1.85%, due 7/1/2025	235,897(l)
EUR	423,000	0.00%, due 4/1/2026	413,582(l)
EUR	88,000	1.60%, due 6/1/2026	90,382(l)
EUR	337,000	0.00%, due 8/1/2026	325,818(l)
EUR	142,000	2.05%, due 8/1/2027	145,295(l)
EUR	440,000	4.00%, due 2/1/2037	465,719(l)
		Ivory Coast Government International Bond
EUR	600,000	5.25%, due 3/22/2030	551,408(l)
	$226,839	5.75%, due 12/31/2032	208,431(l)(n)
	3,715,000	6.13%, due 6/15/2033	3,295,481(e)
EUR	100,000	Kazakhstan Government International Bond, 0.60%, due 9/30/2026	95,506(l)
	$200,000	Kenya Government International Bond, 7.00%, due 5/22/2027	180,196(l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Kingdom of Belgium Government Bond
EUR	102,000	Ser. 97, 3.00%, due 6/22/2033	$ 111,811(l)
EUR	172,097	Ser. 84, 1.45%, due 6/22/2037	152,332(l)
EUR	63,778	Ser. 90, 0.40%, due 6/22/2040	44,238(l)
EUR	122,000	Lithuania Government International Bond, 2.13%, due 6/1/2032	116,438(l)
		Mexican Bonos
MXN	55,639,100	Ser. M20, 8.50%, due 5/31/2029	2,928,200
MXN	56,380,000	Ser. M, 7.75%, due 5/29/2031	2,830,482
		Mexico Government International Bond
	$4,250,000	3.50%, due 2/12/2034	3,571,536
	4,240,000	4.40%, due 2/12/2052	3,307,336
	1,155,000	Mongolia Government International Bond, 5.13%, due 4/7/2026	1,077,038(e)
		Netherlands Government Bond
EUR	263,397	0.00%, due 7/15/2030	238,204(l)
EUR	255,658	0.00%, due 7/15/2031	225,271(l)
EUR	350,633	4.00%, due 1/15/2037	441,690(l)
		Oman Government International Bond
	$1,810,000	6.25%, due 1/25/2031	1,873,205(e)
	2,765,000	7.00%, due 1/25/2051	2,797,903(e)
		Panama Government International Bond
	100,000	8.88%, due 9/30/2027	116,130
	1,835,000	2.25%, due 9/29/2032	1,403,851
	2,475,000	3.30%, due 1/19/2033	2,064,633
	1,775,000	Paraguay Government International Bond, 4.95%, due 4/28/2031	1,722,502(e)
PEN	28,985,000	Peru Government Bond, 6.15%, due 8/12/2032	6,588,602
	$200,000	Perusahaan Penerbit SBSN Indonesia III, 4.40%, due 6/6/2027	199,485(l)
		Peruvian Government International Bond
	200,000	7.35%, due 7/21/2025	210,473
	1,995,000	3.00%, due 1/15/2034	1,619,360
PEN	12,139,000	6.90%, due 8/12/2037	2,802,416(i)(l)
		Portugal Obrigacoes do Tesouro OT
EUR	163,500	1.95%, due 6/15/2029	168,572(l)
EUR	295,000	0.30%, due 10/17/2031	253,059(l)
EUR	748,000	1.65%, due 7/16/2032	713,553(l)
EUR	220,000	3.50%, due 6/18/2038	238,125(l)
	$203,578	Provincia de Cordoba, 6.88%, due 12/10/2025	175,387(l)
		Qatar Government International Bond
	370,000	3.88%, due 4/23/2023	368,683(l)
	1,440,000	4.40%, due 4/16/2050	1,359,547(e)
EUR	353,000	Republic of Austria Government Bond, 0.90%, due 2/20/2032	325,003(l)
	$160,000	Republic of Poland Government International Bond, 5.50%, due 11/16/2027	165,773
		Republic of South Africa Government Bond
ZAR	30,320,014	8.00%, due 1/31/2030	1,597,821
ZAR	21,213,555	8.25%, due 3/31/2032	1,072,634
ZAR	21,901,358	8.50%, due 1/31/2037	1,022,638
		Republic of South Africa Government International Bond
	$1,830,000	5.65%, due 9/27/2047	1,395,613
	1,055,000	5.75%, due 9/30/2049	803,256
		Romania Government Bond
RON	10,550,000	4.85%, due 7/25/2029	2,017,494(i)
RON	20,420,000	8.25%, due 9/29/2032	4,744,007(i)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Romanian Government International Bond
EUR	50,000	2.75%, due 2/26/2026	$ 51,740(l)
	$234,000	3.00%, due 2/27/2027	211,821(l)
EUR	166,000	2.88%, due 5/26/2028	160,080(l)
EUR	153,000	1.75%, due 7/13/2030	121,717(l)
	$3,210,000	3.00%, due 2/14/2031	2,639,293(l)
EUR	221,000	2.00%, due 1/28/2032	170,891(l)
	$1,280,000	3.63%, due 3/27/2032	1,075,802(e)
EUR	249,000	3.88%, due 10/29/2035	211,823(l)
	$1,370,000	4.00%, due 2/14/2051	958,510(e)
	2,666,000	4.00%, due 2/14/2051	1,863,795(l)
		Saudi Government International Bond
	1,645,000	3.25%, due 11/17/2051	1,200,850(e)
	1,265,000	3.75%, due 1/21/2055	1,001,146(e)
EUR	250,000	Serbia International Bond, 3.13%, due 5/15/2027	242,799(l)
		Spain Government Bond
EUR	206,000	2.75%, due 10/31/2024	223,879(l)
EUR	448,000	1.45%, due 10/31/2027	456,385(l)
EUR	110,000	3.15%, due 4/30/2033	117,459(k)(l)
EUR	66,000	0.85%, due 7/30/2037	49,787(l)
EUR	175,000	0.85%, due 7/30/2037	132,010(l)
EUR	29,000	1.00%, due 7/30/2042	20,227(l)
		Sri Lanka Government International Bond
	$302,000	6.85%, due 3/14/2024	102,487(l)(s)
	200,000	6.35%, due 6/28/2024	67,840(l)(s)
EUR	185,000	State of North Rhine-Westphalia Germany, 1.65%, due 2/22/2038	167,718(l)
		Turkey Government Bond
TRY	17,685,476	1.50%, due 6/18/2025	1,228,912(d)
TRY	42,108,111	11.70%, due 11/13/2030	2,695,385
		Ukraine Government International Bond
	$200,000	8.99%, due 2/1/2026	45,078(l)
	4,140,000	7.25%, due 3/15/2035	823,860(e)
	1,230,000	Uruguay Government International Bond, 5.10%, due 6/18/2050	1,240,972
	1,295,300	Venezuela Government International Bond, 8.25%, due 10/13/2024	113,339(l)(s)
Total Foreign Government Securities (Cost $152,508,002)			127,618,472

Convertible Bonds 0.1%
Cable & Satellite Television 0.1%
	2,505,000	DISH Network Corp., 2.38%, due 3/15/2024	2,320,882
	1,310,000	DISH Network Corp., 3.38%, due 8/15/2026	857,123
Total Convertible Bonds (Cost $3,665,031)			3,178,005

Municipal Notes 1.2%
California 0.4%
	1,370,000	Bay Area Toll Au. Toll Bridge Rev. (Build America Bonds), Ser. 2010-S-1, 7.04%, due 4/1/2050	1,808,839
	1,370,000	California St. G.O. (Build America Bonds), Ser. 2010, 7.63%, due 3/1/2040	1,815,075
	2,055,000	California St. Univ. Ref. Rev., Ser. 2020-B, 2.98%, due 11/1/2051	1,539,902
	2,120,000	Foothill-Eastern Trans. Corridor Agcy. Toll Road Rev. Ref., Ser. 2019-A, (AGM Insured), 3.92%, due 1/15/2053	1,701,384
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

California – cont'd
$1,105,000	Los Angeles Comm. College Dist. G.O. (Build America Bonds), Ser. 2010-E, 6.75%, due 8/1/2049	$ 1,461,668
1,710,000	Univ. of California Regents Med. Ctr. Pooled Rev., Ser. 2020-N, 3.01%, due 5/15/2050	1,262,257
		9,589,125
Massachusetts 0.0%(m)
1,060,000	Massachusetts St. Ed. Fin. Au. Rev. Ref., Ser. 2018-A, 4.08%, due 7/1/2027	1,028,776
Michigan 0.0%(m)
1,770,000	Michigan Fin. Au. Hosp. Rev. Ref. (Trinity Hlth. Credit Group), Ser. 2019-T, 3.38%, due 12/1/2040	1,501,764
Nevada 0.1%
2,055,000	Clark Co. Nevada G.O. (Las Vegas Convention and Visitors Au.), Ser. 2019-D, 3.23%, due 7/1/2044	1,585,910
New Jersey 0.0%(m)
695,000	Atlantic City G.O. Ref., Ser. 2018, 4.29%, due 9/1/2026	675,955
545,000	New Jersey St. Hsg. & Mtge. Fin. Agcy. Rev. Ref. (Single Family Hsg.), Ser. 2018-B, 3.80%, due 10/1/2032	529,052
		1,205,007
New York 0.1%
2,740,000	New York St. Dorm. Au. Rev. Non St. Supported Debt Ref. (New York Univ.), Ser. 2020-B, 2.69%, due 7/1/2040	2,065,378
Ohio 0.2%
2,055,000	Highland Local Sch. Dist. G.O. Ref., Ser. 2020, 3.19%, due 12/1/2049	1,568,115
2,055,000	JobsOhio Beverage Sys. Statewide Liquor Profits Rev. Ref., Ser. 2020-A, 2.83%, due 1/1/2038	1,678,799
2,230,000	Ohio St. Turnpike Commission Junior Lien Rev. Ref. (Infrastructure Proj.), Ser. 2020-A, 3.22%, due 2/15/2048	1,682,031
2,055,000	Ohio Univ. Gen. Receipt Athens Ref. Rev., Ser. 2020, 2.91%, due 12/1/2043	1,512,638
		6,441,583
Pennsylvania 0.1%
2,055,000	Commonwealth Fin. Au. Rev. Ref., Ser. 2020-C, 3.53%, due 6/1/2042	1,683,512
Texas 0.2%
1,710,000	Dallas Area Rapid Transit Sales Tax Rev. Ref., Ser. 2020-C, 2.82%, due 12/1/2042	1,309,610
2,055,000	Grand Parkway Trans. Corp. Sys. Sub. Tier Toll Rev. Ref., Ser. 2020-B, 3.24%, due 10/1/2052	1,602,256
1,410,000	Texas St. Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (North Tarrant Express Managed Lanes Proj.), Ser. 2019-B, 3.92%, due 12/31/2049	1,146,250
2,125,000	Texas St. Trans. Commission Central Texas Turnpike Sys. First Tier Rev. Ref., Ser. 2020-C, 3.03%, due 8/15/2041	1,601,728
		5,659,844
Utah 0.1%
2,055,000	Utah St. Transit Au. Sales Tax Rev. Ref., Ser. 2020, 2.77%, due 12/15/2038	1,624,397
Total Municipal Notes (Cost $41,635,417)		32,385,296
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Closed-End Funds 0.1%
Investment Companies(t) 0.1%
1,973,605	Neuberger Berman Global Monthly Income Fund Ltd. (Cost $2,363,561)	$1,781,072
Exchange-Traded Funds 2.8%
92,836	iShares iBoxx $ High Yield Corporate Bond ETF	7,086,172
608,331	iShares iBoxx $ Investment Grade Corporate Bond ETF	67,445,658
Total Exchange-Traded Funds (Cost $69,163,692)		74,531,830

Short-Term Investments 1.1%
Commercial Paper 0.1%
875,000	BP Capital Markets PLC, 4.80%, due 3/27/2023	868,801(u)
545,000	Oracle Corp., 4.78%, due 2/22/2023	543,428(u)
565,000	Oracle Corp., 4.88%, due 3/3/2023	562,697(u)
		1,974,926
Investment Companies 1.0%
26,099,239	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.18%(u)	26,099,239
Total Short-Term Investments (Cost $28,074,320)		28,074,165
Total Investments 122.2% (Cost $3,529,620,640)		3,248,096,361
Liabilities Less Other Assets (22.2)%		(589,329,053)(v)
Net Assets 100.0%		$2,658,767,308

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Rate shown was the discount rate at the date of purchase.
(c)	All or a portion of the security is pledged as collateral for futures.
(d)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(e)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2023, these securities amounted to $1,174,724,568, which represents 44.2% of net assets of the Fund.

(f)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2023 and changes periodically.
(g)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(h)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
January 31, 2023.

(i)	All or a portion of this security was purchased on a delayed delivery basis.
(j)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities
(excluding forward sales contracts, if any) at January 31, 2023 amounted to $610,648,665, which represents 23.0% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
(k)	When-issued security. Total value of all such securities at January 31, 2023 amounted to $3,426,279, which represents 0.1% of net assets of the Fund.
(l)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2023 amounted to $144,018,050, which represents 5.4% of net assets of the
Fund.

(m)	Represents less than 0.05% of net assets of the Fund.
(n)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2023.

(o)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(p)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(q)	Payment-in-kind (PIK) security.
(r)	Value determined using significant unobservable inputs.
(s)	Defaulted security.
(t)	Affiliated company as defined under the Investment Company Act of 1940, as amended (See Note § below).
(u)	Represents 7-day effective yield as of January 31, 2023.
(v)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$2,617,092,710	98.4%
Cayman Islands	124,910,096	4.7%
United Kingdom	86,464,290	3.3%
Canada	37,188,179	1.4%
Switzerland	35,309,981	1.3%
France	31,616,362	1.2%
Netherlands	20,896,614	0.8%
Mexico	19,649,814	0.7%
Germany	17,666,372	0.7%
Spain	15,561,277	0.6%
Romania	14,226,973	0.5%
Luxembourg	13,239,346	0.5%
Indonesia	13,012,820	0.5%
Brazil	12,078,102	0.5%
Peru	12,010,883	0.5%
Italy	9,880,817	0.4%
Colombia	9,463,359	0.4%
Sweden	9,226,552	0.3%
Australia	8,734,016	0.3%
Ireland	8,507,127	0.3%
South Africa	7,047,240	0.3%
Oman	6,988,836	0.3%
Chile	6,115,128	0.2%
Malaysia	5,006,954	0.2%
Zambia	4,867,022	0.2%
Panama	4,459,792	0.2%
Dominican Republic	4,358,632	0.2%
Turkey	4,123,633	0.2%
Finland	4,114,689	0.2%
Cote D'Ivoire	4,055,320	0.2%
Angola	3,827,721	0.1%
Hungary	3,529,827	0.1%
Egypt	3,371,243	0.1%
Israel	3,291,997	0.1%
United Arab Emirates	3,015,244	0.1%
Ukraine	2,776,283	0.1%
Hong Kong	2,768,862	0.1%
Supranational	2,358,578	0.1%
Qatar	2,267,614	0.1%
Saudi Arabia	2,201,996	0.1%
China	2,181,908	0.1%
Kazakhstan	1,752,202	0.1%
Paraguay	1,722,502	0.1%
Macau	1,647,026	0.1%
Ecuador	1,472,247	0.1%
India	1,373,971	0.1%
Other countries, each representing less than 0.05% of net assets of the Fund	12,590,039	0.0%
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
Short-Term Investments and Other Liabilities—Net	$(561,254,888)	(21.1)%
	$2,658,767,308	100.0%
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At January 31, 2023, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2023	676	Euro-Bobl	$86,205,367	$(148,515)
3/2023	22	Euro-Bund	3,272,366	(44,667)
3/2023	5	Euro-Buxl Bond, 30 Year	782,748	(87,233)
3/2023	722	Euro-Schatz	83,001,633	(87,607)
3/2023	109	Long Gilt	14,044,116	57,432
3/2023	532	U.S. Treasury Note, 2 Year	109,404,969	(152,457)
3/2023	4	U.S. Treasury Note, 5 Year	436,969	5,144
6/2023	40	Euro, 90 Day	9,491,500	(450)
12/2023	9	Euribor Interest Rate, 3 Months	2,362,676	(41,094)
3/2024	20	ICE SONIA Index, 3 Months	5,909,664	1,233
Total Long Positions			$314,912,008	$(498,214)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2023	293	Euro-Bobl	$(37,364,161)	$639,748
3/2023	176	Euro-BTP	(21,835,545)	341,669
3/2023	40	Euro-BTP	(4,612,561)	6,523
3/2023	223	Euro-Bund	(33,169,891)	902,239
3/2023	62	Euro-Buxl Bond, 30 Year	(9,706,078)	16,087
3/2023	8	Euro-Oat	(1,143,856)	39,333
3/2023	9	Euro-Schatz	(1,034,646)	10,498
3/2023	13	Government of Canada Bond, 5 Year	(1,105,227)	(8,110)
3/2023	107	Long Gilt	(13,786,426)	47,289
3/2023	315	U.S. Treasury Long Bond	(40,910,625)	(1,220,071)
3/2023	702	U.S. Treasury Note, 10 Year	(80,389,969)	(1,218,158)
3/2023	48	U.S. Treasury Note, 2 Year	(9,871,125)	(9,154)
3/2023	1,623	U.S. Treasury Note, 5 Year	(177,300,071)	(1,482,798)
3/2023	73	U.S. Treasury Note, Ultra 10 Year	(8,847,828)	(47,109)
3/2023	803	U.S. Treasury Ultra Bond	(113,825,250)	(1,769,251)
12/2024	40	Euro, 90 Day	(9,672,000)	(7,300)
Total Short Positions			$(564,575,259)	$(3,758,565)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Options on exchange-traded futures contracts
Long Positions:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2023	5	Call Options Exercise Price EUR 95.5 on Euro, 90 Day Futures	$545	$31
Total Long Positions			$545	$31
Total Futures				$(4,256,748)
At January 31, 2023 the Fund had securities pledged in the amount of $12,008,252 to cover collateral requirements on open futures.
Forward foreign currency contracts ("forward FX contracts")
At January 31, 2023, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BRL	5,592,944	USD	1,023,299	GSI	2/2/2023	$78,476
BRL	8,205,113	USD	1,609,067	GSI	2/2/2023	7,290
BRL	523,755	USD	96,746	GSI	2/2/2023	6,430
BRL	320,936	USD	59,219	GSI	2/2/2023	4,003
BRL	1,767,478	USD	328,193	JPM	2/2/2023	19,990
BRL	2,934,359	USD	550,597	CITI	3/1/2023	24,659
BRL	841,227	USD	154,136	CITI	3/1/2023	10,779
BRL	968,694	USD	179,397	GSI	3/1/2023	10,507
BRL	8,205,113	USD	1,580,883	GSI	5/3/2023	9,608
CLP	5,400,000,000	USD	6,333,568	TD	2/8/2023	443,559
CLP	765,967	USD	943	CITI	2/9/2023	18
CLP	941,346,375	USD	1,153,264	GSI	2/9/2023	27,989
CLP	571,952,212	USD	642,066	MS	2/9/2023	75,651
COP	3,017,244,265	USD	624,064	GSI	2/9/2023	21,232
COP	2,634,235,179	USD	545,184	JPM	2/9/2023	18,199
CZK	1,561,136	EUR	63,490	CITI	3/16/2023	1,993
DKK	6,278,370	USD	912,912	CITI	4/20/2023	9,530
EUR	473,999	HUF	187,753,760	GSI	3/16/2023	2,146
EUR	1,767,440	RON	8,682,415	CITI	2/9/2023	4,126
EUR	1,685,790	USD	1,825,137	CITI	2/2/2023	7,570
EUR	553,441	USD	598,303	CITI	2/3/2023	3,414
EUR	763,067	USD	808,332	JPM	2/3/2023	21,297
EUR	154,406	USD	166,221	JPM	2/3/2023	1,654
EUR	110,238	USD	119,119	JPM	2/3/2023	735
EUR	442,730	USD	480,762	JPM	2/3/2023	587
EUR	110,914	USD	120,130	JPM	2/3/2023	459
EUR	357,864	USD	388,508	JPM	3/3/2023	1,274
EUR	7,403,437	USD	7,998,955	CITI	4/20/2023	88,258
EUR	1,212,535	USD	1,310,069	CITI	4/20/2023	14,455
EUR	2,645,517	USD	2,857,039	GSI	4/20/2023	32,816
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
EUR	4,162,619	USD	4,533,833	GSI	4/20/2023	$13,242
USD	185,170	EUR	170,000	JPM	2/2/2023	355
USD	95,967	EUR	88,122	JPM	2/3/2023	158
GBP	2,065,395	USD	2,519,377	CITI	4/20/2023	31,196
GBP	720,245	USD	877,401	GSI	4/20/2023	12,036
GBP	954,082	USD	1,167,142	GSI	4/20/2023	11,062
GBP	233,176	USD	285,312	GSI	4/20/2023	2,638
HUF	567,205,046	EUR	1,309,142	CITI	3/16/2023	127,391
HUF	567,205,047	EUR	1,335,163	CITI	3/16/2023	99,026
HUF	221,960,513	EUR	550,054	GSI	3/16/2023	8,694
HUF	221,960,513	EUR	553,278	GSI	3/16/2023	5,179
IDR	99,491,000,000	USD	6,374,359	TD	2/8/2023	253,154
IDR	10,075,927,971	USD	646,597	CITI	3/15/2023	24,647
IDR	13,701,511,143	USD	908,058	CITI	3/15/2023	4,718
IDR	10,956,172,037	USD	729,051	GSI	3/15/2023	835
USD	548,658	ILS	1,845,318	CITI	3/16/2023	13,240
USD	670,906	ILS	2,275,714	GSI	3/16/2023	10,609
USD	429,721	ILS	1,468,220	GSI	3/16/2023	3,718
USD	197,500	ILS	671,878	GSI	3/16/2023	2,555
KRW	834,882,312	USD	637,385	GSI	2/8/2023	39,867
KRW	850,031,686	USD	653,620	GSI	2/8/2023	35,920
KRW	361,243,696	USD	263,138	JPM	2/8/2023	29,901
KRW	319,471,722	USD	232,697	JPM	2/8/2023	26,457
MXN	129,500,000	USD	6,631,526	JPM	2/8/2023	238,485
MXN	12,992,099	USD	643,738	CITI	3/15/2023	41,153
MXN	2,075,786	USD	102,937	MS	3/15/2023	6,490
MXN	2,702,534	USD	136,260	MS	3/15/2023	6,207
PEN	3,783,901	USD	978,410	BCB	3/16/2023	2,174
PEN	4,023,507	USD	1,038,789	GSI	3/16/2023	3,888
PEN	400,319	USD	103,543	GSI	3/16/2023	198
USD	1,205,855	PEN	4,603,833	CITI	3/16/2023	12,789
USD	217,639	PEN	839,780	GSI	3/16/2023	13
PLN	4,941,444	EUR	1,042,647	MS	3/16/2023	567
RON	1,096,138	EUR	220,364	GSI	2/9/2023	2,494
RON	1,082,627	EUR	217,730	GSI	2/9/2023	2,374
RON	4,468,598	EUR	898,213	JPM	2/9/2023	10,319
RON	8,701,101	EUR	1,751,972	SCB	2/9/2023	16,826
SGD	884,164	USD	669,070	JPM	2/27/2023	4,267
THB	15,244,050	USD	453,463	GSI	3/15/2023	10,285
THB	30,760,975	USD	891,270	JPM	3/15/2023	44,526
TRY	13,875,926	USD	721,990	GSI	3/15/2023	101
TRY	2,549,813	USD	131,014	JPM	3/15/2023	1,676
TWD	47,593,210	USD	1,615,695	CITI	7/6/2023	1,907
UYU	13,763,760	USD	340,856	GSI	4/5/2023	11,158
UYU	12,046,745	USD	297,634	GSI	4/5/2023	10,467
UYU	10,503,382	USD	265,841	JPM	4/5/2023	2,788
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	516,925	ZAR	8,933,054	GSI	3/16/2023	$5,407
USD	482,406	ZAR	8,276,226	JPM	3/16/2023	8,499
USD	168,481	ZAR	2,902,218	JPM	3/16/2023	2,296
ZAR	17,526,078	USD	995,023	BCB	3/16/2023	8,542
Total unrealized appreciation						$2,161,198
USD	62,937	BRL	320,936	GSI	2/2/2023	(285)
USD	102,711	BRL	523,755	GSI	2/2/2023	(465)
USD	1,096,806	BRL	5,592,944	GSI	2/2/2023	(4,969)
USD	1,606,166	BRL	8,205,113	GSI	2/2/2023	(10,191)
USD	346,612	BRL	1,767,478	JPM	2/2/2023	(1,570)
USD	175,979	BRL	949,814	CITI	3/1/2023	(10,224)
USD	726,126	BRL	3,815,581	CITI	3/1/2023	(21,886)
USD	107,267	BRL	566,092	GSI	3/1/2023	(3,711)
USD	518,339	BRL	2,735,492	GSI	3/1/2023	(17,931)
USD	652,800	BRL	3,526,608	GSI	3/1/2023	(38,561)
USD	6,708,075	CLP	5,400,000,000	CITI	2/8/2023	(69,052)
USD	15,382	CLP	13,149,040	GSI	2/9/2023	(1,118)
USD	664,238	CLP	559,011,928	GSI	2/9/2023	(37,241)
USD	1,143,781	CLP	941,903,586	SCB	2/9/2023	(38,171)
USD	938	CLP	765,967	CITI	3/16/2023	(18)
CNH	4,528,511	USD	675,673	GSI	3/15/2023	(3,592)
USD	1,343,419	CNH	9,058,833	JPM	3/15/2023	(1,011)
USD	78,183	COP	377,616,224	JPM	2/9/2023	(2,578)
EUR	39,970	CZK	960,622	CITI	3/16/2023	(242)
EUR	2,314,179	HUF	943,323,292	CITI	3/16/2023	(62,595)
EUR	1,080,539	PLN	5,155,845	GSI	3/16/2023	(8,600)
EUR	317,368	RON	1,577,182	CITI	2/9/2023	(3,266)
EUR	683,940	RON	3,395,204	GSI	2/9/2023	(6,225)
EUR	340,752	RON	1,693,663	JPM	2/9/2023	(3,567)
USD	1,599,047	EUR	1,515,790	CITI	2/2/2023	(48,845)
USD	19,375	EUR	17,883	CITI	2/3/2023	(69)
USD	839,244	EUR	774,876	GSI	2/3/2023	(3,224)
USD	263,529	EUR	243,489	JPM	2/3/2023	(1,199)
USD	387,803	EUR	357,864	JPM	2/3/2023	(1,277)
USD	705,113	EUR	652,562	JPM	2/3/2023	(4,371)
USD	1,828,472	EUR	1,685,790	CITI	3/2/2023	(7,561)
USD	527,501	EUR	483,997	GSI	4/20/2023	(1,197)
USD	729,461	EUR	670,546	GSI	4/20/2023	(3,016)
USD	922,014	EUR	869,555	GSI	4/20/2023	(27,852)
USD	1,546,555	EUR	1,464,431	GSI	4/20/2023	(53,130)
USD	3,027,824	EUR	2,867,179	GSI	4/20/2023	(104,165)
USD	74,578,484	EUR	70,505,055	GSI	4/20/2023	(2,438,365)
USD	467	GBP	393	GSI	4/20/2023	(18)
USD	331,040	GBP	268,383	GSI	4/20/2023	(388)
USD	3,557,947	GBP	2,993,743	GSI	4/20/2023	(139,051)
USD	14,454,325	GBP	12,164,001	GSI	4/20/2023	(567,101)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
ILS	5,319,411	USD	1,558,802	CITI	3/16/2023	$(15,378)
ILS	941,793	USD	277,795	JPM	3/16/2023	(4,535)
USD	674,943	KRW	836,024,923	JPM	2/8/2023	(3,235)
USD	1,162,047	KRW	1,530,590,577	JPM	2/8/2023	(79,558)
USD	669,687	KRW	826,340,090	GSI	2/28/2023	(977)
MXN	2,294,896	USD	121,438	CITI	3/15/2023	(460)
USD	6,853,665	MXN	129,500,000	CITI	2/8/2023	(16,346)
USD	1,050,497	MXN	20,052,762	GSI	3/15/2023	(6,603)
MYR	4,892,329	USD	1,156,368	GSI	3/15/2023	(4,717)
USD	131,524	PEN	507,640	GSI	3/16/2023	(29)
USD	517,638	PHP	28,430,252	CITI	2/17/2023	(1,904)
USD	677,305	PHP	37,188,809	CITI	2/17/2023	(2,293)
PLN	5,233,573	EUR	1,109,920	GSI	3/16/2023	(5,541)
RON	8,682,415	EUR	1,756,072	CITI	4/6/2023	(4,516)
THB	17,017,168	USD	528,828	GSI	7/6/2023	(5,307)
USD	741,007	THB	24,172,752	MS	7/6/2023	(2,652)
USD	1,284,847	TRY	25,857,549	GSI	3/15/2023	(60,757)
USD	1,454,070	TRY	29,245,712	GSI	3/15/2023	(67,851)
USD	1,629,939	TWD	47,957,854	CITI	7/6/2023	(57)
USD	1,609,162	TWD	47,957,854	JPM	7/6/2023	(20,834)
ZAR	86,127	USD	5,045	GSI	3/16/2023	(114)
ZAR	10,228,320	USD	588,134	GSI	3/16/2023	(2,447)
ZAR	10,069,469	USD	593,061	JPM	3/16/2023	(16,471)
Total unrealized depreciation						$(4,070,480)
Total net unrealized depreciation						$(1,909,282)
Bond forward contracts (“bond forwards”)
At January 31, 2023, bond forwards for the Fund were as follows:
Counterparty	Reference Entity	Notional Amount	Expiration Date	Unrealized Appreciation/ (Depreciation)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.50%, 4/15/2024	$3,000,443	02/28/2023	$443
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.25%, 1/15/2025	5,839,492	02/28/2023	14,492
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, 4/15/2026	8,563,105	02/28/2023	63,105
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.63%, 10/15/2027	8,563,371	02/28/2023	63,371
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.88%, 1/15/2029	4,840,247	02/28/2023	90,247
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, 1/15/2030	1,312,957	02/28/2023	27,957
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, 1/15/2031	5,661,558	02/28/2023	136,558
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.63%, 7/15/2032	3,088,216	02/28/2023	88,216
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/2042	3,275,823	02/28/2023	120,822
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/2048	1,652,319	02/28/2023	77,319
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, 2/15/2051	2,978,120	02/28/2023	128,120
Total net unrealized appreciation				$810,650
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Credit default swap contracts ("credit default swaps")
At January 31, 2023, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	iTraxx Europe Crossover Ser. 38 V.1	EUR	18,240,000	5.00%	3M	12/20/2027	$64,064	$(725,541)	$(118,427)	$(779,904)
ICE CC	CDX North America High Yield Index, Ser. 39 V.1	USD	56,910,000	5.00%	3M	12/20/2027	(1,095,043)	(471,860)	(339,879)	(1,906,782)
ICE CC	Turkey Government International Bond, Senior Securities	USD	10,000,000	1.00%	3M	12/20/2027	1,629,186	83,495	(11,944)	1,700,737
Total							$598,207	$(1,113,906)	$(470,250)	$(985,949)

Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	Republic of South Africa Government International Bond. Senior Securities	USD	10,000,000	1.00%	3M	12/20/2027	$(617,029)	$(30,551)	$11,944	$(635,636)

Interest rate swap contracts ("interest rate swaps")
At January 31, 2023, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	CAD	29,996,000	Receive	3M CDOR	2.67%	6M/6M	2/17/2027	$695,292	$99,876	$795,168
CME	CAD	29,996,000	Pay	3M CDOR	2.67%	6M/6M	2/17/2027	(695,284)	(99,877)	(795,161)
LCH	EUR	1,125,000	Pay	1D EUROSTR	2.14%	1Y/1Y	9/16/2024	(19,538)	3,923	(15,615)
LCH	EUR	206,577	Receive	6M EURIBOR	0.05%	6M/1Y	4/13/2031	45,757	1,306	47,063
LCH	EUR	404,461	Pay	6M EURIBOR	2.22%	6M/1Y	8/30/2032	(23,485)	2,226	(21,259)
LCH	EUR	244,000	Receive	1D EUROSTR	2.72%	1Y/1Y	10/7/2032	(2,476)	(1,119)	(3,595)
LCH	PLN	17,094,237	Pay	6M WIBOR	6.35%	1Y/6M	1/26/2025	(3,250)	(415)	(3,665)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	PLN	7,305,836	Receive	6M WIBOR	5.37%	6M/1Y	1/26/2028	$4,350	$450	$4,800
Total								$1,366	$6,370	$7,736
Inflation swap contracts (“inflation swaps”)
At January 31, 2023, the Fund had outstanding inflation swaps as follows:
Centrally cleared inflation swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	EUR	1,600,000	Receive	FRCPXTOB	0.95%	T/T	4/15/2024	$199,373	$(33,214)	$166,159
LCH	EUR	1,600,000	Pay	CPTFEMU	1.15%	T/T	4/15/2024	(270,548)	40,336	(230,212)
LCH	EUR	500,000	Receive	CPTFEMU	3.58%	T/T	9/23/2025	14,982	(19,469)	(4,487)
LCH	EUR	670,000	Receive	CPTFEMU	1.42%	T/T	4/15/2031	150,325	(20,777)	129,548
Total								$94,132	$(33,124)	$61,008
Total return swap contracts (“total return swaps”)
At January 31, 2023, the Fund had outstanding total return swaps as follows:
Over-the-counter total return swaps—Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	iShares iBoxx $ High Yield Corp. Bond ETF	USD	75,404,749	3/20/2023	4.31%	—%	SOFR	T/T	$859,749	$(383,977)	$475,772
Total									$859,749	$(383,977)	$475,772

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at January 31, 2023.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
U.S. Treasury Obligations	$—	$119,485,279	$—	$119,485,279
U.S. Government Agency Securities	—	2,411,821	—	2,411,821
Mortgage-Backed Securities#	—	1,248,582,806	—	1,248,582,806
Asset-Backed Securities	—	226,643,516	—	226,643,516
Corporate Bonds#	—	1,382,407,150	—	1,382,407,150
Loan Assignments
Telecommunications	—	169,055	76,667	245,722
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Other Loan Assignments#	$—	$751,227	$—	$751,227
Total Loan Assignments	—	920,282	76,667	996,949
Foreign Government Securities	—	127,618,472	—	127,618,472
Convertible Bonds#	—	3,178,005	—	3,178,005
Municipal Notes#	—	32,385,296	—	32,385,296
Investment Companies	1,781,072	—	—	1,781,072
Exchange-Traded Funds	74,531,830	—	—	74,531,830
Short-Term Investments	—	28,074,165	—	28,074,165
Total Investments	$76,312,902	$3,171,706,792	$76,667	$3,248,096,361

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2023
Investments in Securities:
Loan Assignments(1)	$520	$—	$(42)	$(37)	$170	$(534)	$—	$—	$77	$(94)
Total	$520	$—	$(42)	$(37)	$170	$(534)	$—	$—	$77	$(94)
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2023:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$2,067,226	$—	$—	$2,067,226
Liabilities	(6,323,974)	—	—	(6,323,974)
Forward FX Contracts@
Assets	—	2,161,198	—	2,161,198
Liabilities	—	(4,070,480)	—	(4,070,480)
Bond Forwards@
Assets	—	810,650	—	810,650
Swaps
Assets	—	3,319,247	—	3,319,247
Liabilities	—	(4,396,316)	—	(4,396,316)
Total	$(4,256,748)	$(2,175,701)	$—	$(6,432,449)

@	Futures, forward FX contracts and bond forwards are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
§   Investments in Affiliates(a):
	Value at October 31, 2022	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons(b)	Shares Held at January 31, 2023	Value at January 31, 2023
Strategic Income
Neuberger Berman Global Monthly Income Fund Ltd.	$1,706,550	$—	$—	$74,522	$—	$38,953	1,973,605	$1,781,072
Sub-total for affiliates held as of 1/31/23(c)	$1,706,550	$—	$—	$74,522	$—	$38,953		$1,781,072

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from other investment companies managed by Neuberger Berman Investment Advisers LLC.
(c)	At January 31, 2023, the value of this security amounted to 0.1% of the net assets of the Fund.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

January 31, 2023
Notes to Schedule of Investments Income Funds (Unaudited)

In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Core Bond Fund ("Core Bond"), Neuberger Berman Emerging Markets Debt Fund ("Emerging Markets Debt"), Neuberger Berman Floating Rate Income Fund ("Floating Rate Income"), Neuberger Berman High Income Bond Fund ("High Income"), Neuberger Berman Municipal High Income Fund ("Municipal High Income"), Neuberger Berman Municipal Impact Fund ("Municipal Impact"), Neuberger Berman Municipal Intermediate Bond Fund ("Municipal Intermediate Bond"), Neuberger Berman Short Duration Bond Fund ("Short Duration") and Neuberger Berman Strategic Income Fund ("Strategic Income") (each individually a "Fund", and collectively, the "Funds") are carried at the value that Management believes each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, closed-end funds and exchange-traded funds ("ETFs"), for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds' investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relevant listed bond and preferred stock prices and Other Market Information.
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
Collateralized Loan Obligations (CLOs): The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.
Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.
Commercial Paper. The value of commercial paper generally includes inputs from quoted prices or similar assets, constant maturity curves using coupon, currency, issuer, sector, issuer country, credit rating information, and yield curves using money market rates (Level 2 inputs).
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of bond forward contracts ("bond forwards") is determined by Management by obtaining valuations from independent pricing services using a model that considers the current price of the underlying bond and the forward curve (Level 2 inputs).
The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
The value of inflation swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying inflation rates including forward inflation expectation rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying forward inflation curve and reference rate (Level 2 inputs).
The value of forward foreign currency contracts ("forward FX contracts") is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
The value of total return swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount each of the Funds might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. As of January 31, 2023, the value of unfunded loan commitments was $460,191 for Floating Rate Income, pursuant to the following loan agreements:
Floating Rate Income
Borrower	Principal Amount	Value
Athenahealth, Inc., Term Loan DD, (3M USD LIBOR + 3.50%), 3.50%, due 2/15/2029(a)	$430,202	$406,897
Confluent Health, LLC, Term Loan DD, (1M USD LIBOR + 4.00%), 8.57%, due 11/30/2028(a)	62,090	53,294

(a)
Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of January 31, 2023.

Other matters:
Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Funds and in turn, may impact the financial performance of the Funds.
Russia’s Invasion of Ukraine:Russia’s invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of a Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited) (cont'd)
Legend

Benchmarks:
CDOR	= Canadian Dollar Offered Rate
CETIP	= Overnight Brazil Interbank Deposit Rate
CLICP	= Sinacofi Chile Interbank Rate Average
CME Term SOFR	= CME Group, Inc. Term Secured Overnight Financing Rate
CPTFEMU	= Eurostat Eurozone Harmonised Indices of Consumer Prices Ex Tobacco Unrevised Series NSA
EUAMDB10	= EUR ICE Swap Rate – 10 Year
EURIBOR	= Euro Interbank Offered Rate
EUROSTR	= Euro Short Term Rate
FRCPXTOB	= France Consumer Price Index Ex Tobacco
IBRCOL	= Colombia Overnight Interbank Reference Rate
JIBAR	= Johannesburg Interbank Average Rate
LIBOR	= London Interbank Offered Rate
PRIBOR	= Prague Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate
SOFR30A	= 30 Day Average Secured Overnight Financing Rate
TELBOR	= Tel Aviv Interbank Offer Rate
THOR	= Thai Overnight Repurchase Rate
TIIE	= Mexican Interbank Equilibrium Interest Rate
WIBOR	= Poland Warsaw Interbank Offered Rate
Clearinghouses:
CME	= CME Group, Inc.
ICE CC	= ICE Clear Credit LLC
LCH	= LCH Clearnet Limited
Counterparties:
BCB	= Barclays Bank PLC
BNP	= BNP Paribas SA
CITI	= Citibank, N.A.
DB	= Deutsche Bank AG
GSI	= Goldman Sachs International
HSBC	= HSBC Bank plc
JPM	= JPMorgan Chase Bank N.A.
MS	= Morgan Stanley Capital Services LLC
SCB	= Standard Chartered Bank
SSB	= State Street Bank and Trust Company
TD	= TD Securities
Index Periods/Payment Frequencies:
1D	= 1 Day
28D	= 28 Days
1M	= 1 Month
2M	= 2 Months
Index Periods/Payment Frequencies: (cont’d)
3M	= 3 Months
6M	= 6 Months
1Y	= 1 Year
T	= Termination
Non-Deliverable Forward Contracts:
BRL	= Brazilian Real
CLP	= Chilean Peso
CNY(a)	= Chinese Yuan Renminbi
COP	= Colombian Peso
EGP	= Egyptian Pound
GHS	= Ghanaian Cedi
IDR	= Indonesian Rupiah
KRW	= South Korean Won
MYR	= Malaysian Ringgit
PEN	= Peruvian Nuevo Sol
PHP	= Philippine Peso
TWD	= Taiwan Dollar
Other Abbreviations:
CJSC	= Closed Joint Stock Company
JSC	= Joint Stock Company
Management	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company

Currency Abbreviations:
BRL	= Brazilian Real
CAD	= Canadian Dollar
CLP	= Chilean Peso
CNH	= Chinese Yuan Renminbi
CNY	= Chinese Yuan Renminbi
COP	= Colombian Peso
CZK	= Czech Koruna
DKK	= Denmark Krone
DOP	= Dominican Peso
EGP	= Egyptian Pound
EUR	= Euro
GBP	= Pound Sterling
GHS	= Ghanaian Cedi
HUF	= Hungarian Forint
IDR	= Indonesian Rupiah
ILS	= Israel Shekel
KRW	= South Korean Won
MXN	= Mexican Peso
MYR	= Malaysia Ringgit
PEN	= Peruvian Nuevo Sol
PHP	= Philippine Peso
PLN	= Polish Zloty
RON	= Romanian New Leu
RSD	= Serbia Dinar
SGD	= Singapore Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Currency Abbreviations: (cont’d)
THB	= Thai Baht
TRY	= Turkish Lira
TWD	= Taiwan Dollar
UGX	= Ugandan Shilling
Currency Abbreviations: (cont’d)
USD	= United States Dollar
UYU	= Uruguayan Peso
ZAR	= South African Rand
ZMW	= Zambian Kwacha
(a)  There is one official currency held in China, the Chinese Yuan Renminbi. CNY is traded onshore, in mainland China and CNH is traded offshore, mainly in the Hong Kong market, each at a different exchange rate.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.